As filed with the Securities and Exchange Commission on November 2, 1999

                         Securities Act File No.33-23493



                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         [ ] Pre-Effective Amendment No.
                         [ ] Post-Effective Amendment No.


              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)


                                 (800) 342-3863
                        (Area Code and Telephone Number)


                          777 Mariners Island Boulevard
                           San Mateo, California 94404
              (Addresses of Principal Executive Offices) (Zip Code)


                              KAREN SKIDMORE, ESQ.
                          777 Mariners Island Boulevard
                           San Mateo, California 94404

                     (Name and Address of Agent for Service)

                                   COPIES TO:

                               JOAN E. BOROS, ESQ.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                             Washington, D.C. 20007

            Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the
                            Securities Act of 1933.


   It is proposed that this filing will become effective thirty days after the date of filing pursuant to Rule 488.


The title of the securities being registered is shares of series of the Franklin Templeton Variable Insurance Products Trust. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.










                         IMPORTANT INFORMATION REGARDING
                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Franklin Large Cap Growth Investments Fund (previously the Franklin Growth
                                Investments Fund)
                       Franklin Small Cap Investments Fund
                         Mutual Shares Investments Fund
                         Templeton Asset Allocation Fund
                               Templeton Bond Fund
                        Templeton Developing Markets Fund
                          Templeton International Fund
                              Templeton Stock Fund
                           Franklin S&P 500 Index Fund
                   Franklin Strategic Income Investments Fund




      A special meeting of shareholders of the Templeton Variable Products Series Fund (the "TVP Trust") will be held at the offices of the TVP Trust located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida, 33394-3091 on February [1], 2000 at __:00 a.m., Eastern Time. The combined proxy statement/prospectus discusses the reorganization of the TVP Trust with the Franklin Templeton Variable Insurance Products Trust (VIP Trust). Shareholders of the TVP Trust are being asked to vote on certain reorganization matters and shareholders of the VIP Trust are being asked to vote on other reorganization matters. As a contract owner, you will also receive a voting instruction card for each fund whose voting privileges are attributed to you. We request that you review the enclosed materials and send us the completed enclosed voting instruction card(s).

WHAT WILL BE DECIDED AT THE MEETING?

      This meeting is critically important as you are being asked to consider and approve a reorganization to eliminate duplicate funds by combining each TVP Fund with a corresponding VIP Fund. Each TVP Fund is named below next to its corresponding VIP Fund:


           TVP FUNDS                        VIP FUNDS

   Franklin Large Cap Growth        Franklin Large Cap Growth
       Investments Fund*                Securities Fund**
 Franklin Small Cap Investments      Franklin Small Cap Fund
              Fund
 Mutual Shares Investments Fund   Mutual Shares Securities Fund
Templeton Asset Allocation Fund       Templeton Global Asset
                                         Allocation Fund
      Templeton Bond Fund            Templeton Global Income
                                         Securities Fund
  Templeton Developing Markets     Templeton Developing Markets
              Fund                         Equity Fund
  Templeton International Fund    Templeton International Equity
                                               Fund
      Templeton Stock Fund         Templeton Global Growth Fund
  Franklin S&P 500 Index Fund      Franklin S&P 500 Index Fund
                                              (New)
   Franklin Strategic Income        Franklin Strategic Income
        Investments Fund              Securities Fund (New)

*Previously named the Franklin Growth Investments Fund
**Previously named the Capital Growth Fund

      If the reorganization is approved, the separate accounts of your insurance company will receive shares of the corresponding VIP Fund equal in value to the shares held in the TVP Funds. The TVP Trust and the VIP Trust issue class 1 and class 2 shares. The separate accounts of your insurance company holding class 1 shares of each TVP Fund will receive class 1 shares of the corresponding VIP Fund. Likewise, the separate accounts of your insurance company holding class 2 shares of each TVP Fund will receive class 2 shares of the corresponding VIP Fund. The reorganization will not affect your contract rights. After the reorganization, your contract values will depend on the performance of the combined funds instead of that of the current TVP Funds.


WHY IS THE REORGANIZATION BEING PROPOSED?

      In 1992, the Franklin and Templeton organizations joined forces. Prior to this time, Franklin and Templeton had two separate trusts offering mutual funds dedicated to insurance companies, the TVP Trust and the VIP Trust. The TVP Trust and the VIP Trust include a number of substantially similar mutual funds generally having the same investment objectives and very similar investment policies and strategies. In most cases, the portfolio managers are also the same. The duplicate funds and related expenses have no clear benefits to shareholders. To eliminate this duplication, we are proposing the reorganization in which the TVP Funds will be combined with the VIP Funds.

WHAT HAPPENS TO THE FUNDS AFTER THE REORGANIZATION?

      In the reorganization, each TVP Fund will be combined with the corresponding VIP Fund and become part of the VIP Trust. This combined fund will have most of the features of the larger corresponding fund except all combined fund will have the same fundamental investment restriction as the corresponding VIP Fund. This means that the combined fund will have the same investment objectives, policies and strategies of the larger corresponding fund. After the reorganization the TVP Trust will be dissolved. In addition, the combined fund will have the same investment adviser as the larger fund, except in the case of the combination of the TVP Templeton International Fund and the VIP Templeton International Equity Fund. The larger funds are as follows:

           LARGER FUNDS                       TRUST

     Franklin Large Cap Growth              VIP Trust
          Securities Fund
      Franklin Small Cap Fund               VIP Trust
   Mutual Shares Securities Fund            VIP Trust
  Templeton Asset Allocation Fund           TVP Trust
Templeton Global Income Securities          VIP Trust
               Fund
 Templeton Developing Markets Fund          TVP Trust
   Templeton International Fund             TVP Trust
   Templeton Global Growth Fund             VIP Trust
    Franklin S&P 500 Index Fund             TVP Trust
     Franklin Strategic Income              TVP Trust
         Investments Fund

HOW DO THE IMPORTANT FEATURES OF THE FUNDS COMPARE?

      The corresponding funds generally have the same investment objectives and very similar investment policies and strategies. As a result, the corresponding funds have substantially similar risk factors. In most cases, the portfolio managers are also the same. Thus, the important features of the TVP Funds compared to those of the corresponding VIP Funds are nearly identical.

HOW CAN I VOTE ON THE REORGANIZATION?

      You will be able to give your insurance company voting instructions for those shares attributable to your contract as of the record date for the special meeting, November 30, 1999. A voting instruction card is, in essence, a ballot. While only insurance companies are the shareholders of the funds, these insurance companies will vote in accordance with your instructions. When you complete your voting instruction card, it tells your insurance company how to vote its proxy on important issues relating to the portion of your contract that is allocated to the TVP Trust. If you complete and sign the voting instruction card, the shares will be voted exactly as you instruct. If you simply sign the voting instruction card without otherwise completing it, it will be voted for the reorganization. If you do not return a voting instruction card at all, the shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts.

      The shareholders of each TVP Fund will vote separately on proposal 1 and have its own voting instruction. The shareholders of class 1 and class 2 shares of each fund will vote together as a single class, except that the shareholders of the class 1 and class 2 shares of the TVP Templeton Bond Fund will vote separately. The voting instructions for each TVP Funds will ask for the approval of the combination of that TVP Fund with the corresponding VIP Fund.

 BECAUSE EACH FUND HAS ITS OWN VOTING INSTRUCTIONS, YOU MAY RECEIVE MORE THAN
                             ONE INSTRUCTION CARD.


Please review the combined proxy statement/prospectus for more detailed information about the reorganization. Included with the combined proxy statement/ prospectus, are the prospectuses for the VIP Funds. Please note that the accompanying prospectuses may include VIP Funds and classes that are not available under your contract. Then, fill out your voting instruction card and return it. We want to know how you would like to vote and welcome your comments. If you have any questions, call 1-800/774-5001.






                         NOTICE OF SPECIAL MEETING OF
             SHAREHOLDERS TEMPLETON VARIABLE PRODUCTS SERIES FUND

                           BROWARD FINANCIAL CENTRE
                          500 EAST BROWARD BOULEVARD
                                  SUITE 2100
                      FORT LAUDERDALE, FLORIDA 33394-3091


To Shareholders:

      NOTICE IS HEREBY GIVEN that a special meeting of shareholders of the Templeton Variable Products Series Fund (the "TVP Trust") will be held at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, on February [1], 2000, at ___________ a.m.
(Eastern Time) for the following purposes:

(1) To approve an Agreement and Plan of Reorganization between the TVP Trust and Franklin Templeton Variable Insurance Products Trust ("VIP Trust"), which provides that:

o     The TVP Trust  transfer  all of its  assets  and  liabilities  to the VIP
                Trust;

o     The VIP Trust issue  shares of the VIP Trust funds  which  correspond  to the TVP Funds in exchange for the TVP Trust's assets and liabilities;

o     The TVP Trust distribute  shares of the  corresponding VIP Trust funds to shareholders of the TVP Trust; and

o     The TVP Trust will be dissolved.

      as described more fully in the combined proxy statement/prospectus.



           TVP FUNDS                        VIP FUNDS

   Franklin Large Cap Growth        Franklin Large Cap Growth
       Investments Fund*                Securities Fund**
 Franklin Small Cap Investments      Franklin Small Cap Fund
              Fund
 Mutual Shares Investments Fund   Mutual Shares Securities Fund
Templeton Asset Allocation Fund       Templeton Global Asset
                                         Allocation Fund
      Templeton Bond Fund            Templeton Global Income
                                         Securities Fund
  Templeton Developing Markets     Templeton Developing Markets
              Fund                         Equity Fund
  Templeton International Fund    Templeton International Equity
                                               Fund
      Templeton Stock Fund         Templeton Global Growth Fund
  Franklin S&P 500 Index Fund      Franklin S&P 500 Index Fund
                                              (New)
   Franklin Strategic Income        Franklin Strategic Income
        Investments Fund              Securities Fund (New)

*Previously named the Franklin Growth Investments Fund
**Previously named the Capital Growth Fund

Shareholders of each TVP Fund will vote separately on proposal 1 for each TVP Fund.

(2) To transact such other business as may properly come before the special meeting or any adjournment thereof.

      THE BOARD OF TRUSTEES OF THE TVP TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION AS TO EACH TVP FUND.

      The Board of Trustees has fixed the close of business on November 30, 1999, as the record date for the determination of shareholders entitled to notice of, and to vote at, the special meeting. Each shareholder who does not expect to attend the special meeting in person is requested to date, fill in, sign and return promptly the enclosed Form of Proxy in the enclosed envelope, which needs no postage if mailed in the United States. Insurance company separate accounts that invest in the TVP Trust shares should complete the Form of Proxy. If a portion of your contract is allocated to the accounts of insurance companies that invest in the TVP Trust shares, you should complete and return the enclosed Voting Instructions Form in the enclosed envelope.

      Please review the enclosed combined proxy statement/prospectus for additional information regarding the reorganization.


                                    By Order of the Board of the Trustees,




                                    Barbara J. Green, Secretary

December [13], 1999

      YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY OR VOTING INSTRUCTIONS FORM WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.





                         IMPORTANT INFORMATION REGARDING
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                     Templeton Global Asset Allocation Fund
                    Templeton Developing Markets Equity Fund
                       Templeton International Equity Fund




      A special meeting of shareholders of the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton
International Equity Fund of the Franklin Templeton Variable Insurance Products Trust (the "VIP Trust") will be held at the offices of the VIP Trust located at 777 Mariners Island Boulevard, San Mateo, California 94404 on February [1], 2000 at __:00 a.m., pacific time. The combined proxy statement/prospectus discusses a reorganization of the VIP Trust and the Templeton Variable Products Series Fund (the "TVP Trust"). Shareholders of the TVP Trust are being asked to vote on certain reorganization matters and shareholders of the VIP Trust are being asked to vote on other reorganization matters. As a contract owner, you will also receive a voting instruction card for each fund whose voting privileges are attributed to you. We request that you review the enclosed materials and send us the completed enclosed voting instruction card(s).

WHY IS THE REORGANIZATION BEING PROPOSED?

      In 1992, the Franklin and Templeton organizations joined forces. Prior to this time, Franklin and Templeton had two separate trusts offering mutual funds dedicated to insurance companies, the TVP Trust and the VIP Trust. The TVP Trust and the VIP Trust include a number of substantially similar mutual funds generally having the same investment objectives and very similar investment policies and strategies. In most cases, the portfolio managers are also the same. The duplicate funds and related expenses have no clear benefits to shareholders. To eliminate this duplication, we are proposing the reorganization in which the funds of the TVP Trust (TVP Funds) will be combined with the funds of the VIP Trust (VIP Funds).

WHAT HAPPENS TO THE FUNDS AFTER THE REORGANIZATION?

      In the reorganization, each TVP Fund will be combined with the corresponding VIP Fund and become part of the VIP Trust. This combined fund will have most of the features of the larger corresponding fund. This means that the combined fund will have the same investment objectives, policies and strategies of the larger corresponding fund. In addition, the combined fund will have the same investment adviser as the larger fund, except in one case. The VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and the VIP Templeton International Equity Fund are smaller than the corresponding TVP Funds. To preserve the features of the three larger TVP Funds for the combined funds, the shareholders of the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets
Equity Fund and the VIP Templeton International Equity Fund must vote to approve (1) new investment advisory agreements and (2) changes to these funds' fundamental investment restrictions to be more similar to those of the larger corresponding TVP Funds.


WHAT WILL BE DECIDED AT THE MEETING?

      This meeting is critically important. Shareholders of the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund are being asked to consider and approve
(1) the adoption of proposed investment advisory agreement for each fund; (2) the amendment of certain fundamental investment restrictions for each fund; and (3) the elimination of certain fundamental investment restrictions for each fund.

HOW CAN I VOTE ON THE PROPOSALS?

      You will be able to give your insurance company voting instructions for those shares attributable to your contract as of the record date for the special meeting, November 30, 1999. A voting instruction card is, in essence, a ballot. While only insurance companies are the shareholders of the funds, these insurance companies will vote in accordance with your instructions. When you complete your voting instruction card, it tells your insurance company how to vote its proxy on important issues relating to the portion of your contract that is allocated to the TVP Trust. If you complete and sign the voting instruction card, the shares will be voted exactly as you instruct. If you simply sign the voting instruction card without otherwise completing it, it will be voted for the reorganization. If you do not return a voting instruction card at all, the shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts.

      The shareholders of each VIP Fund will vote separately on proposal 2 and 4 and on each sub-proposal of proposal 4. Each VIP Fund will have its own voting instruction. The shareholders of class 1 and class 2 shares of each VIP Fund will vote together as a single class.

 BECAUSE EACH FUND HAS ITS OWN VOTING INSTRUCTIONS, YOU MAY RECEIVE MORE THAN
                             ONE INSTRUCTION CARD.


      Please review the combined proxy statement/prospectus for more detailed information about the reorganization. Then, fill out your voting instruction card and return it. We want to know how you would like to vote and welcome your comments. If you have any questions, call 1-800/774-5001.

                         NOTICE OF SPECIAL MEETING OF
                                SHAREHOLDERS OF
             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                    Templeton Global Asset Allocation Fund
                   Templeton Developing Markets Equity Fund
                      Templeton International Equity Fund


                         777 MARINERS ISLAND BOULEVARD
                          SAN MATEO, CALIFORNIA 94404
                               1-(800) 342-3863


To Shareholders:

      NOTICE IS HEREBY GIVEN that a special meeting of shareholders of the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund of the Franklin Templeton Variable Insurance Products Trust (the "VIP Trust") will be held at the offices of the VIP Trust located at 777 Mariners Island Boulevard, San Mateo, California 94404 on February [1], 2000 at __:00 a.m., pacific time to vote on the following proposals:

PROPOSAL 2.     To approve the adoption of new  investment  advisory  agreement for the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund, as described more fully in the combined proxy statement/prospectus.

PROPOSAL 3.     To approve  changes  in the  following  fundamental  investment restrictions for the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund, as described more fully in the combined proxy statement/prospectus.

           (a) Modification of fundamental investment restriction regarding Diversification
           (b) Modification of fundamental investment restriction regarding Borrowing
           (c) Modification of fundamental investment restriction regarding Lending
           (d) Modification of fundamental investment restriction regarding Underwriting
           (e) Modification of fundamental investment restriction regarding Concentration
           (f) Modification of fundamental investment restriction regarding Senior Securities
           (g) Modification of fundamental investment restrictions regarding Real Estate and Commodities, which would combine these two separate fundamental restrictions

PROPOSAL 4.     To approve the  elimination of certain  fundamental  investment restrictions for the Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund, as described more fully in the combined proxy statement/prospectus.

OTHER BUSINESS To vote upon any other business which may legally presented at the meeting or any adjournment thereof.

      THE BOARD OF TRUSTEES OF THE VIP TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED PROPOSAL IN CONNECTION WITH THE REORGANIZATION AS TO EACH VIP FUND.

      The Board of Trustees has fixed the close of business on November 30, 1999, as the record date for the determination of shareholders entitled to notice of, and to vote at, the special meeting. Each shareholder who does not expect to attend the special meeting in person is requested to date, fill in, sign and return promptly the enclosed Form of Proxy in the enclosed envelope, which needs no postage if mailed in the United States. Insurance company separate accounts that invest in the VIP Trust shares should complete the Form of Proxy. If a portion of your contract is allocated to the accounts of insurance companies that invest in the VIP Trust shares, you should complete and return the enclosed Voting Instructions Form in the enclosed envelope.

      Please review the enclosed combined proxy statement/prospectus for additional information regarding the proposal in connection with the reorganization.


                                    By Order of the Board of the Trustees,




                                    Deborah R. Gatzek, Secretary

December [13], 1999

      YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY OR VOTING INSTRUCTIONS FORM WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.






          COMBINED PROXY STATEMENT/PROSPECTUS DATED DECEMBER [9], 1999

TEMPLETON VARIABLE PRODUCTS SERIES FUND   FRANKLIN TEMPLETON VARIABLE INSURANCE
 500 East Broward Boulevard, Suite 2100              PRODUCTS TRUST
  Fort Lauderdale, Florida 33394-3091         777 Mariners Island Boulevard
            1-(800) 774-5001                   San Mateo, California 94404
                                                    1-(800) 342-3863


     We are proposing a reorganization of the Templeton Variable Products Series Fund (TVP Trust) and the Franklin Templeton Variable Insurance Products Trust (VIP Trust). In the reorganization, each TVP Fund will be combined with the corresponding VIP Fund and become part of the VIP Trust. After the reorganization the TVP Trust will be dissolved. As part of the reorganization, the VIP Trust will create two new funds. In addition, as part of the reorganization, three VIP Funds will adopt new investment advisory agreements and will change their fundamental investment restrictions. To complete the reorganization, we need the approval of:

o All shareholders of the TVP Trust at a meeting on February [1], 2000 at [10:00] a.m., eastern time at the offices of the TVP Trust at the above address; and

o The shareholders of the VIP Trust Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund at a meeting on February [1], 2000 at [10:00] a.m., pacific time at the offices of the VIP Trust at the above address.


The corresponding funds of each Trust (TVP Funds and VIP Funds) are set forth below.

              TVP FUNDS                             VIP FUNDS

      Franklin Large Cap Growth        Franklin Large Cap Growth Securities
          Investments Fund*                           Fund**
 Franklin Small Cap Investments Fund         Franklin Small Cap Fund
   Mutual Shares Investments Fund         Mutual Shares Securities Fund
   Templeton Asset Allocation Fund    Templeton Global Asset Allocation Fund
         Templeton Bond Fund            Templeton Global Income Securities
                                                       Fund
  Templeton Developing Markets Fund    Templeton Developing Markets Equity
                                                       Fund
    Templeton International Fund       Templeton International Equity Fund
        Templeton Stock Fund               Templeton Global Growth Fund
     Franklin S&P 500 Index Fund        Franklin S&P 500 Index Fund (New)
      Franklin Strategic Income        Franklin Strategic Income Securities
          Investments Fund                          Fund (New)

*Previously named the Franklin Growth Investments Fund
**Previously named the Franklin Capital Growth Fund

     Currently, only separate accounts of insurance companies are the shareholders of the class 1 and class 2 shares of the Trusts. In addition, employee benefit plans are the shareholders of the class 3 shares of the TVP Franklin S&P 500 Index Fund. We expect to send this document to shareholders on or about December [13], 1999. The insurance companies must vote as instructed by owners of registered variable annuity and variable life insurance contracts whose contracts will be affected by the reorganization. Plan sponsors and participants may vote only if specified by the relevant employee benefit plan. On or about December [13], 1999, you will be sent this document to give your voting instruction to an insurance company or plan sponsor.

     This document gives you important information on the reorganization and the VIP Funds. You should keep this document for future reference. Additional information is contained in the statement of additional information dated December [9], 1999. It is incorporated by reference and is legally a part of this document.

     THE  SECURITIES  AND  EXCHANGE   COMMISSION   (SEC)  HAS  NOT  APPROVED  OR
DISAPPROVED THE SHARES OF THE VIP FUNDS AND HAS NOT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS DOCUMENT. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

     You can obtain additional information about the reorganization and the VIP Funds in:


o     The VIP Trust's most recent annual report, dated December 31, 1998.

o     The VIP Trust's most recent semi-annual report, dated June 30, 1999.

o The prospectuses for the VIP Funds which are attached as Exhibit. Please note that the accompanying prospectuses may include VIP Funds and classes that are not available under your contract.

o    The  statement  of   additional   information   for  this  combined  proxy
     statement/prospectus.

o The VIP Trust's statement of additional information dated DECEMBER [9], 1999, which is incorporated by reference in the statement of additional information for this combined proxy statement/prospectus.


You can obtain information about the TVP Funds from the prospectuses for the TVP Funds and from the statement of additional information for the TVP Funds. These documents are also on file with the SEC. The documents for the TVP Funds and the documents listed above are legally a part of this document. You can obtain them from us without charge by calling us at 1-800/342-3863 or writing us at 777 Mariners Island Boulevard, San Mateo, California 94404. They are also available from the SEC's public reference facilities at 450 Fifth Street, N.W., Washington, D.C. 20549, the SEC's regional offices or the SEC's website (http://www.sec.gov). You will have to pay the rates determined by the SEC. In addition, the TVP Trust and the VIP Trust are required to file reports and other information with the SEC. You can obtain these reports, proxy statements and other information at the SEC's public reference facilities, the SEC's regional offices or the SEC's website.




     SHARES OF THE VIP FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE VIP FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




                                     TABLE OF CONTENTS


Summary......................................................................7
  Why are we proposing the reorganization?...................................7
  What is happening in the reorganization?...................................7
  What happens to the funds after the reorganization?........................8
  Who is eligible to vote?...................................................9
  Why am I giving voting instructions?.......................................9
  Can I revoke my voting instructions?......................................10
  On what matters am I giving voting instructions?..........................11
  What vote is required?....................................................12
  How do the TVP and VIP Trustees recommend I vote?.........................12
  How do the important features of the funds compare?.......................12
  How do the expenses of the funds compare?.................................12
  How does the performance of the funds compare?............................18
  How will the reorganization affect me?....................................18
  What happens after the reorganization if my insurance company currently invests in a TVP Fund?....................................................18
  What happens after the reorganization if my insurance company currently invests in a VIP Fund?....................................................18
  Will dividends be changed?................................................19
  How are shares bought or sold?............................................19
  What are the tax consequences?............................................19

Proposal 1:  Combination of the TVP Funds with the VIP Funds................20
Comparison of the Risk Factors..............................................20
  Are the risk factors for the corresponding TVP and VIP Funds the same?....20
  What are the principal risk factors?......................................21
Comparison of the Investment Policies and Risks of the Funds................25
  Are the investment objectives and policies for the corresponding TVP and
  VIP Funds the same?.......................................................25
  What are the funds' investment objectives and policies?...................25
Comparison of the Management of the Funds...................................29
  Is the management of the corresponding funds the same?....................29
  Who are the funds' investment advisers?...................................29
Comparison of Fees and Expenses of the Funds................................32

Proposal 2: New Investment Advisory Agreements for the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and VIP
Templeton International Equity Fund.........................................34
  Will the management change for the VIP Funds with new investment advisory agreements?.............................................................. 34
  What are the terms of the existing and proposed contracts for the VIP
  Funds?................................................................... 34
  What fees do the investment advisers receive from funds similar to the
  VIP Funds?............................................................... 39

Reasons For Proposals 1 and 2...............................................41
  Why are we proposing the reorganization?..................................41
  What factors did the TVP Trustees consider prior to recommending approval of reorganization?...........................................................41
  What factors did the VIP Trustees consider?...............................44

Information about the Reorganization........................................46
  How will the reorganization work?.........................................46
  How will the shares be exchanged and distributed?.........................46
  What will happen with the TVP Franklin S&P 500 Index Fund and the TVP
  Franklin Strategic Income Investments Fund?...............................46
  Can the reorganization be delayed or terminated?..........................46
  What are the tax consequences?............................................47
  Who will pay the expenses?................................................47
  How would the reorganization change the funds' statement of capital?......47

Proposals 3 & 4 -Changes to the Fundamental Investment Restrictions of the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund
and Templeton International Equity Fund.....................................52
  Why are we proposing amendments or eliminating certain fundamental investment restrictions?.............................................................52

Proposal 3:  To Approve Amendments To Certain Of The Funds' Fundamental
Investment Restrictions.....................................................54
  Sub-Proposal 3a:  To amend the funds' fundamental investment restriction regarding diversification of investments....................................54
    What effect will the change in  the current investment diversification restriction have on the Funds?..................... ........................54
  Sub-Proposal 3b:  To amend the funds' fundamental investment restriction regarding borrowing ........................................................54
    What effect will the change in the current borrowing restriction have on a
Fund?.......................................................................55
  Sub-Proposal 3c:  To amend the Funds' fundamental investment restriction regarding lending...........................................................55
    What effect will standardization of the current lending restriction have on the funds?...............................................................56
  Sub-Proposal 3d:  To amend each fund's fundamental investment restriction regarding underwriting......................................................56
    What effect will changing the current underwriting restriction have on the funds?......................................................................56
  Sub-Proposal 3e:  To amend the funds fundamental investment restrictions regarding investments in real estate and commodities........................57
    What effect will combining and revising the real estate and commodities restrictions have on the funds?.............................................57
  Sub-Proposal 3f:  To amend each fund's fundamental investment restriction regarding issuing senior securities.........................................57
    What effect will amending the restriction regarding issuing senior securities have on  the funds?..............................................58
  Sub-Proposal 3g:  To amend each fund's fundamental investment restriction regarding concentration of the fund's investments in the same industry......58
    What effect will amending the current restriction regarding industry concentration have on the funds?............................................59

Proposal 4:  To Approve The Elimination Of Certain Of The Funds' Fundamental
Investment Restrictions.....................................................59
  Which fundamental investment restrictions is the Board recommending that the funds eliminate?........................................................59
    Illiquid and Restricted Securities......................................59
    Foreign Issuers.........................................................60
    Control or Management...................................................60
    Unseasoned Companies....................................................60
    Securities on Margin....................................................61
    Securities with Unlimited Liability.....................................61
    Management Ownership of Securities......................................61
    Tax Diversification for Variable Annuity Funds..........................61
    Warrants................................................................62
  Why are we recommending that the restrictions be eliminated?..............62
  What are the risks, if any, in eliminating the restrictions?..............62

Voting Information and Principal Shareholders...............................62
  How are votes solicited?..................................................62
  What is a quorum?.........................................................63
  How are votes counted?....................................................63
  Can the meetings be adjourned?............................................63
  How many shares are outstanding?..........................................63
  Who are the shareholders?.................................................64
  Annual Meetings and Special Meeting.......................................69

The Funds' Service Providers................................................70
  Who provides administration services to the VIP Funds?....................70
  Who distributes shares of the VIP Trust?..................................70
  Who is the transfer agent of the VIP Trust?...............................71
  Who is the custodian of the VIP Trust?....................................71
  Who is the auditor?.......................................................71

Financial Statements........................................................72







                                          SUMMARY

     This summary highlights some of the important information in this document. This summary may not contain all of the information that is important to you. To understand the reorganization, the related new investment advisory agreements and revised fundamental investment restrictions, you should read this entire document and the exhibits.

WHY ARE WE PROPOSING THE REORGANIZATION?

     In 1992, the Franklin and Templeton organizations joined forces. Prior to this time, Franklin and Templeton had two separate trusts offering mutual funds dedicated to insurance companies, the TVP Trust and the VIP Trust. The TVP Trust and the VIP Trust include a number of substantially similar mutual funds generally having the same investment objectives and very similar investment policies and strategies. In most cases, the portfolio managers are also the same. The duplicate funds and related expenses have no clear benefits to shareholders. To eliminate this duplication, we are proposing the reorganization.

WHAT IS HAPPENING IN THE REORGANIZATION?

     The reorganization will be completed through two principal steps - creating two new funds for the VIP Trust and eliminating duplicate funds. In connection with the reorganization, certain VIP Funds will adopt new investment advisory agreements and will amend or eliminate some of their fundamental investment restrictions.

To   eliminate the duplicate funds, we propose that:

o    The TVP Trust transfer all of its assets and liabilities to the VIP Trust;

o The VIP Trust issue shares of the VIP Funds which correspond to the TVP Funds in exchange for the TVP Trust's assets and liabilities;

o The TVP Trust distribute shares of the corresponding VIP Funds to shareholders of the TVP Trust; and

o     The TVP Trust be dissolved.

The corresponding funds of the TVP Trust and VIP Trust are set forth below.

                  TVP FUNDS                                 VIP FUNDS

 Franklin Large Cap Growth Investments Fund*     Franklin Large Cap Growth
                                                       Securities Fund**
     Franklin Small Cap Investments Fund             Franklin Small Cap Fund
       Mutual Shares Investments Fund             Mutual Shares Securities Fund
       Templeton Asset Allocation Fund         Templeton Global Asset Allocation
                                                              Fund
             Templeton Bond Fund              Templeton Global Income Securities
                                                              Fund
      Templeton Developing Markets Fund      Templeton Developing Markets Equity
                                                              Fund
        Templeton International Fund        Templeton International Equity Fund
            Templeton Stock Fund                  Templeton Global Growth Fund
         Franklin S&P 500 Index Fund          Franklin S&P 500 Index Fund (New)
 Franklin Strategic Income Investments Fund Franklin Strategic Income Securities
                                                           Fund (New)

*Previously named the Franklin Growth
Investments Fund
**Previously named the Franklin Capital
Growth Fund

     The VIP Trust will create the Franklin S&P 500 Index Fund and Franklin Strategic Income Securities Fund. The advisory agreements, which will be identical to the corresponding TVP Funds' agreements other than the signatory, will have been approved prior to the reorganization.

     We expect the reorganization to be completed around May 1, 2000. In some cases, the reorganization may be delayed.

WHAT HAPPENS TO THE FUNDS AFTER THE REORGANIZATION?

     In  the   reorganization,   each  TVP  Fund  will  be  combined   with  the
corresponding VIP Fund and become part of the VIP Trust. After the reorganization, the TVP Trust will be dissolved. Each combined fund will have most of the features of the larger corresponding fund (see chart below). However, all combined funds will have the same fundamental investment restrictions as the corresponding VIP Fund. We are asking the shareholders of the smaller VIP Funds to approve changes to these VIP Funds' fundamental investment restrictions to make them more like the larger corresponding TVP Funds. This means that the combined fund will have the same investment objectives, policies and strategies of the larger corresponding fund. In addition, the combined fund will have the same investment adviser as the larger fund except for the combined fund of the TVP Templeton International Fund and VIP Templeton International Equity Fund.

      The larger funds are as follows:

              LARGER FUNDS                             TRUST

Franklin Large Cap Growth Securities Fund            VIP Trust
         Franklin Small Cap Fund                     VIP Trust
       Franklin S&P 500 Index Fund                   VIP Trust
  Franklin Strategic Income Investments              VIP Trust
                  Fund
      Mutual Shares Securities Fund                  VIP Trust
     Templeton Asset Allocation Fund                 TVP Trust
    Templeton Developing Markets Fund                TVP Trust
      Templeton Global Growth Fund                   VIP Trust
 Templeton Global Income Securities Fund             VIP Trust
      Templeton International Fund                   TVP Trust




     The VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and the VIP Templeton International Equity Fund are smaller than the corresponding TVP Funds. To preserve the features of the three larger TVP Funds for the combined funds, the shareholders of the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and the VIP Templeton International Equity Fund must vote to approve (1) new investment advisory agreements, and (2) changes to these funds' fundamental investment restrictions to be more similar to those of the larger corresponding TVP Funds.

     The new investment advisory agreements will be nearly the same as those currently in effect for these VIP Funds, except that (1) the VIP Templeton Developing Markets Equity Fund and the VIP Templeton International Equity Fund's investment advisory agreements will no longer provide for fund administration service1; and (2) the investment adviser for the VIP Templeton International Equity Fund will be Templeton Global Advisors Limited.

     The potential impact on total operating expenses for the combined funds as a result of the new investment advisory agreements is set forth below:

                            TOTAL EXPENSES HIGHER OR  TOTAL EXPENSES HIGHER OR
        COMBINATION          LOWER THAN THE TVP FUND   LOWER THAN THE VIP FUND

     Asset Allocation         Very Slightly Higher              Lower

    Developing Markets                Lower               Moderately Higher

       International                  Lower                     Lower


The slightly higher total fees for the combined Asset Allocation Fund over those of the TVP Templeton Asset Allocation Fund are due to the change in the basis on which fund administration services fees are calculated. The fund administration services fees for the TVP Fund are currently based on the TVP Trust's assets while those of the combined fund will be based on the combined fund's assets. For the combined Developing Markets Fund, the increase is due to the additional fund administration services fees that will be paid by the combined fund. For the VIP Templeton Developing Markets Equity Fund, the fund administration services fee is currently paid by the investment adviser out of its fund management fee. The fund administration services fee will be paid separately by the combined fund. While the total fund operating expenses of the Asset Allocation and Developing Markets combined funds may potentially be higher than those of current TVP Templeton Asset Allocation Fund or the VIP Templeton Developing Markets Equity Fund, we believe that the reorganization will provide other benefits from the combinations.

WHO IS ELIGIBLE TO VOTE?

      In order to complete the reorganization, we need the approval of:

o All shareholders of record as of the close of business on November 30, 1999 of the TVP Trust; and

o The shareholders of record as of the close of business on November 30, 1999 of the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and VIP Templeton International Equity Fund.

All shares of each fund will generally vote together as a single class. The Investment Company Act of 1940 ("1940 Act") requires classes to vote separately in those cases where only the shareholders of a class will be affected by a proposal. Shareholders of class 1 and class 2 shares of the TVP Templeton Bond Fund will be asked to vote separately on approval of the combination of this Fund with the corresponding VIP Fund and the class 2 shareholders will vote to approve the change in the rule 12b-1 fee. For all other TVP Funds, all classes of shareholders will vote together as a single class.

Each share is entitled to one vote. Shareholders may vote by executing a proxy card. In this case, the proxy holders will vote the shares represented by the proxy card as marked on the proxy card. If the proxy card is signed but the voting portion is not completed, the proxy holders will vote the shares for the proposals.

WHY AM I GIVING VOTING INSTRUCTIONS?

     Currently, only separate accounts of insurance companies are the shareholders of the class 1 and class 2 shares of the Trusts. In addition, employee benefit plans are the shareholders of the class 3 shares of the TVP Franklin S&P 500 Index Fund. The insurance companies must vote as instructed by owners of registered variable annuity and variable life insurance contracts whose contracts will be affected by the reorganization. Plan sponsors and participants may vote only if specified by the relevant employee benefit plan.

     If your contract is allocated to an option investing in the TVP Trust or the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund or Templeton International Equity Fund as of November 30, 1999, you will be able to give voting instructions. If you complete and sign the voting instruction card, the shares related to your contract or plan benefits will be voted exactly as you instruct. If you simply sign the voting instruction card without otherwise completing it, these shares will be voted for the proposals. If you do not return a voting instruction card at all, these shares will be voted in the same proportion as shares for which the insurance company has received instructions.

     Each fund will vote separately on the proposals and have its own voting instruction. The voting instructions for each TVP Fund will ask for the approval of the combination of that TVP Fund with the corresponding VIP Fund. The voting instructions for each voting VIP Fund will ask for the approval (1) to adopt the proposed investment advisory agreement for that VIP Fund; (2) to amend certain fundamental investment restrictions; and (3) to eliminate certain fundamental investment restrictions.

     BECAUSE EACH FUND WILL HAVE ITS OWN VOTING INSTRUCTION CARD, YOU MAY RECEIVE MORE THAN ONE INSTRUCTION CARD. Included with the combined proxy statement/ prospectus, are the prospectuses for the VIP Funds. Please note that the accompanying prospectuses may include VIP Funds and classes that are not available under your contract.

CAN I REVOKE MY VOTING INSTRUCTIONS?

     You may revoke your voting instruction at any time before the proxy is voted by:

     1. delivering a written revocation to the secretary of the TVP Trust or VIP Trust;

     2. forwarding to the TVP Trust or the VIP Trust a later-dated voting instruction that is received by the TVP Trust or the VIP Trust at or prior to its meeting; or

     3. attending the TVP Trust or the VIP Trust meeting and giving new voting instructions in person.





ON WHAT MATTERS AM I GIVING VOTING INSTRUCTIONS?

     Shareholders of each TVP Fund must separately vote to approve the reorganization the TVP Fund with the VIP Fund. In addition, the shareholders of the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets
Equity Fund and Templeton International Equity Fund must separately vote to approve (1) the proposed investment advisory agreement for that VIP Fund; (2) the amendment of certain fundamental investment restrictions; and (3) the elimination of certain fundamental investment restrictions. No vote is required from the shareholders of the VIP Funds for the combination of the corresponding funds. We have set forth the proposals below.


                                         PROPOSAL 1          PROPOSAL 2      PROPOSAL 3(A)-(G)      PROPOSAL 4
                 FUND
                                      REORGANIZATION BY       ADOPTING       AMENDING CERTAIN      ELIMINATING
                                        COMBINING WITH     NEW INVESTMENT       FUNDAMENTAL          CERTAIN
                                      THE CORRESPONDING       ADVISORY          INVESTMENT         FUNDAMENTAL
                                          VIP FUNDS          AGREEMENT         RESTRICTIONS         INVESTMENT
                                                                                                   RESTRICTIONS
  TVP Franklin Large Cap Growth               X                 N/A                 N/A                N/A
  Investments Fund
  TVP Franklin Small Cap                      X                 N/A                 N/A                N/A
  Investments Fund
  TVP Mutual Shares Investments Fund          X                 N/A                 N/A                N/A
  TVP Templeton Asset Allocation              X                 N/A                 N/A                N/A
  Fund
  TVP Templeton Bond Fund                     X                 N/A                 N/A                N/A
  TVP Templeton Developing Markets            X                 N/A                 N/A                N/A
  Fund
  TVP Templeton International Fund            X                 N/A                 N/A                N/A
  TVP Templeton Stock Fund                    X                 N/A                 N/A                N/A
  TVP Franklin S&P 500 Index Fund             X                 N/A                 N/A                N/A
  TVP Franklin Strategic Income               X                 N/A                 N/A                N/A
  Investments Fund
  VIP Templeton Global Asset                 N/A                 X                   X                  X
  Allocation Fund
  VIP Templeton Developing Markets           N/A                 X                   X                  X
  Equity Fund
  VIP Templeton International                N/A                 X                   X                  X
  Equity Fund





WHAT VOTE IS REQUIRED?

     A separate vote on proposals 1, 2 and 4 and a separate vote for each sub-proposal of proposal 3 is required. For each, a "for" vote of the holders of a "1940 Act majority" of the outstanding shares of these funds is necessary. A 1940 Act majority means the "for" vote of the lesser of (1) a majority of the fund's outstanding shares, or (2) 67% or more of the fund's shares represented at the meeting if more than 50% of the outstanding shares are represented.

     If we do not receive approval of the reorganization of any particular TVP Fund, the reorganization will not be completed for that TVP Fund. In such case, we will consider what further action is appropriate for that TVP Fund. If we do not receive approval of the new investment advisory agreement for any VIP Fund, we will complete the reorganization. The old investment advisory agreement will continue in effect for the combined funds. If we do not receive approval of the proposals regarding the fundamental investment restrictions, the current VIP Fund's fundamental investment restrictions will continue to apply.

HOW DO THE TVP AND VIP TRUSTEES RECOMMEND I VOTE?

     The trustees of the TVP Trust and VIP Trust concluded at meetings in October that the reorganization should be approved and suggest that you vote "for" all the proposals regarding the various components of the reorganization.

     In addition, if any other proposals are properly presented at the meeting for the TVP Trust and the VIP Trust, the trustees of the TVP Trust and VIP Trust suggest that you instruct your insurance company to grant the proxy holders the authority to vote in their discretion. The trustees of the TVP Trust and the VIP Trust are not currently aware of any other business to be presented.

HOW DO THE IMPORTANT FEATURES OF THE FUNDS COMPARE?

     The corresponding funds generally have the same investment objectives and very similar investment policies and strategies. As a result, the corresponding funds have substantially similar risk factors. In most cases, the portfolio managers are also the same. Thus, the important features of the TVP Funds compared to those of the corresponding VIP Funds are nearly identical. We compare the funds' risk factors, investment objectives and policies, fees and investment advisers below.

     The corresponding funds have slightly different fundamental investment restrictions. These differences, however, do not materially impact the manner in which the corresponding funds are managed. We are asking the shareholders of the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund to approve certain amendments to and elimination of some of these funds' fundamental investment restrictions. These are described in proposal 3 and proposal 4 and will make these funds' fundamental investment restrictions more like those of the corresponding TVP Funds. Additional information about the VIP Funds' current fundamental investment restrictions is contained in the statement of additional information for the VIP Funds.

HOW DO THE EXPENSES OF THE FUNDS COMPARE?

     The expenses of the TVP Funds and VIP Funds are compared in the tables below, which also set forth the estimated expenses of the combined funds. Generally, the larger of the corresponding funds has lower total expenses, except for the TVP Templeton Developing Markets Fund. After the combination, the combined funds are expected to have lower or the same total annual operating expenses of the individual funds except that: (1) the combined Asset Allocation Fund will have immaterially higher expenses than the TVP Templeton Asset
Allocation Fund; and (2) the combined Developing Markets Fund will have moderately higher expenses than the VIP Templeton Developing Markets Equity Fund.

     Each fund has two classes of shares available to insurance companies, class 1 and class 2. Each class is identical, except that class 2 has a distribution plan or "rule 12b-1" plan and the class 2 shareholders pay an additional distribution fee.

     The following tables show the actual fees and expenses that you may pay for buying and holding the class 1 and class 2 shares of the TVP Funds and VIP Funds, as well as the estimated fees and expenses if the funds are combined. The estimated fees and expenses are based upon the funds' expenses as of December 31, 1998.

     The combined fund fees and expenses reflect the fees that would apply if the new investment advisory agreements for the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund, VIP Templeton International Equity Fund and VIP Franklin Small Cap Fund are adopted. If these investment advisory agreements are adopted, for each of these VIP Funds except the VIP Templeton Global Asset Allocation Fund, new fund administration agreements will also be adopted. The fees for these agreements are also included in the combined fund fees and expenses. The funds do not charge any shareholder transaction expenses for the class 1 and class 2 shares. THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT.

     Examples showing the amount of these expenses based upon a $10,000 investment in the funds and a 5% annual return and redemption at the end of each time period are contained in Exhibit __.




                                                FEES OF THE CLASS 1 SHARES
                                        Fiscal Year Ended December 31, 1998

------------------------------------------------------------------------------------------------------------------------------
                                        Management and Fund             Other Expenses              Total Annual Fund
                                         Administration Fee                                        Operating Expenses
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                   TVP     VIP Fund    Pro        TVP Fund     VIP Fund   Pro      TVP Fund VIP Fund  Pro
                                   Fund                forma,                             forma,                      forma,
                                                       Combined                          Combined                    Combined
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth          0.70%     0.75%      0.75%      2.21%3         0.02%    0.02%    2.91%     0.77%        0.77%
Investments Fund1
Franklin Large Cap Growth
Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Investments     0.85%     0.75%      0.80%4     0.16%3         0.02%   0.02%4    1.01%     0.77%        0.82%4
Fund2
Franklin Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund     0.70%     0.74%      0.74%      2.17%          0.03%    0.03%    2.87      0.77%        0.77%
Mutual Shares Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund    0.70%     0.80%      0.73%      0.08%          0.04%    0.06%    0.78%     0.84%        0.79%
Templeton Global Asset
Allocation Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Bond Fund                0.60%     0.57%      0.56%      0.13%         0.06%     0.06%    0.73%     0.63%       0.62%
Templeton Global Income
Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.35%     1.25%      1.39%     0.31%         0.16%      0.17%    1.66%     1.41%       1.56%
Fund
Templeton Developing Markets
Equity Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund       0.79%     0.80%      0.75%     0.07%         0.08%      0.08%    0.86%     0.88%      0.83%
Templeton International Equity
Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund               0.80%     0.83%      0.79%     0.09%         0.05%      0.06%    0.89%     0.88%      0.85%
Templeton Global Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund5       0.25%       n/a      0.25%     0.28%         n/a        0.28%    0.53%       n/a      0.53%
Franklin S&P 500 Index Fund
(New)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income          0.63%       n/a      0.63%     0.32%        n/a         0.32%    0.95%       n/a      0.95%
Investments Fund6
Franklin Strategic Income
Securities Fund (New)


-------------------------------------------------------------------------------------------------------------------------------
                                 FEES OF THE CLASS 2 SHARES
                               Fiscal Year Ended December 31, 1998

-----------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT AND FUND         DISTRIBUTION FEE           OTHER EXPENSES       TOTAL ANNUAL FUND
                                      ADMINISTRATION FEE                                                          OPERATING EXPENSE
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                TVP FUND  VIP     PRO      TVP FUND VIP      PRO      TVP FUND VIP     PRO      TVP    VIP    PRO
                                          FUND   FORMA,             FUND1   FORMA,             FUND   FORMA,    FUND   FUND  FORMA,
                                                 COMBINED                   COMBINED                  COMBINED             COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth            N/A   0.75%    0.75%      N/A    0.25%    0.25%      N/A   0.02%    0.02%  N/A    1.02% 1.02%
Investments Fund2
Franklin Large Cap Growth
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Investments     0.85%   0.75%   0.80%4    0.25%    0.25%    0.25%   0.16%5   0.02%   0.02%4  1.26%  1.02% 1.07%4
Fund3
Franklin Small Cap Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund     0.70%   0.74%    0.74%    0.25%    0.25%    0.25%    2.17%   0.03%    0.03%  3.12% 1.02%  1.02%
Mutual Shares Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation         0.70%   0.80%    0.73%    0.25%    0.25%    0.25%    0.08%   0.04%    0.06%  1.03% 1.09%  1.04%
Fund
Templeton Global Asset
Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Bond Fund                0.60%   0.57%    0.56%    0.15%    0.25%    0.25%    0.13%   0.06%    0.06%  0.88% 0.88%  0.87%
Templeton Global Income
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.35%   1.25%    1.39%    0.25%    0.25%    0.25%    0.31%   0.16%    0.17%  1.91% 1.66%  1.81%
Fund
Templeton Developing Markets
Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund       0.79%   0.80%    0.75%    0.25%    0.25%    0.25%    0.07%   0.08%    0.08% 1.11%  1.13%  1.08%
Templeton International Equity
Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund               0.80%   0.83%    0.79%    0.25%    0.25%    0.25%    0.09%   0.05%    0.06% 1.14%  1.13%   1.10%
Templeton Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund6       0.25%     n/a    0.25%    0.25%    0.00%    0.25%    0.28%     n/a    0.28% 0.78%  n/a     0.78%
Franklin S&P 500 Index Fund
(New)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income            N/A     N/A      n/a      n/a      n/a      n/a      n/a     n/a     n/a   n/a   n/a      n/a
Investments Fund7
Franklin Strategic Income
Securities Fund (New)
-----------------------------------------------------------------------------------------------------------------------------------

     In addition, the TVP Franklin S&P 500 Index Fund has a third class of shares available to employee benefit plans. Class 3 is identical to class 1 and class 2, except that class 2 and class 3 have their own distribution plans or "rule 12b-1" plans. Also, class 3 bears its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses. The following table shows the actual fees and expenses that you may pay for buying and holding the class 3 shares of the TVP Franklin S&P 500 Index Fund. THESE TABLES DO NOT REFLECT ANY CHARGES AND FEES ASSESSED UNDER YOUR EMPLOYEE BENEFIT PLAN. The fees and expenses will be the same after the reorganization because the VIP Franklin S&P 500 Index Fund will have the same agreements as the TVP Fund. Examples showing the amount of these expenses based upon a $10,000 investment in the funds and a 5% annual return and redemption at the end of each time period are contained in Exhibit __.

                           Franklin S&P 500 Index Fund
                                     class 3

Shareholder Fees (fees paid directly from your investment)

      Maximum sales charge (load) as a percentage of offering price
      Load imposed on purchases                                         0.00%
      Maximum deferred sales charge (load)                              0.00%1

Annual Fund Operating Expenses
      Management fees                                                   0.15%
      Distribution and service (12b-1) fees                             0.25%
      Other expenses                                                    0.60%

Total annual fund operating expenses                                    1.00%
Fee waiver/expense reductions                                          (0.20%)2
Net expenses                                                            0.80%


1. Shares acquired through an exchange from another Franklin Templeton fund may be subject to a contingent deferred sales charge in certain circumstances. Please see the prospectus for class 3 shares of the Franklin S&P 500 Index Fund.

2. The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that the total annual fund operating expenses do not exceed 0.80% for class 3. The investment adviser and the fund administrator are contractually obligated to continue this arrangement through year 2000.




HOW DOES THE PERFORMANCE OF THE FUNDS COMPARE?

     Due to the substantial similarities in investment objectives and policies, over time the corresponding funds could be expected to perform similarly, though not identically. Differences in performance between corresponding funds are generally due to differences in asset sizes and cash flow. The performance of the larger corresponding fund is generally better. The performance of the funds is compared in Exhibit __.

HOW WILL THE REORGANIZATION AFFECT ME?

     We anticipate that the reorganization and the increase in net assets for the combined funds will result in operating efficiencies that will benefit you as well as the shareholders. We also believe that the reorganization has the following additional benefits:

o COST SAVINGS. The combined funds have a potential to decrease their operating expenses by spreading fixed costs over a larger pool of assets and by efficiencies in portfolio management.

o PORTFOLIO MANAGEMENT. For the newer and smaller funds, an increase in net assets may also afford greater flexibility and diversification in pursuing their investment objectives.

o MORE FUNDS. The VIP Trust offers eighteen more funds than the TVP Trust. Your insurance company may choose to make these additional VIP Funds available under your contract.

     The reorganization will not affect your contract rights. You will not experience any change in the value of your contract immediately following the reorganization.

WHAT HAPPENS AFTER THE REORGANIZATION IF MY INSURANCE COMPANY CURRENTLY INVESTS IN A TVP FUND?

     The only change will be the funds in which your insurance company invests. Your insurance company will keep the same separate account. Your contract values will be allocated to the same separate account and that separate account will invest in the corresponding VIP Fund after the reorganization. Thus, after the reorganization your contract values will depend on the performance of the corresponding VIP Funds as combined with the TVP Funds rather than those of the current TVP Funds.

WHAT HAPPENS AFTER THE REORGANIZATION IF MY INSURANCE COMPANY CURRENTLY INVESTS IN A VIP FUND?

     After the reorganization, the VIP Funds will acquire the assets and liabilities of the TVP Funds. No shares of the VIP Trust are being exchanged. If approved by shareholders, the VIP Templeton Global Asset Allocation Fund, the VIP Templeton International Equity Fund and VIP Templeton Developing Markets Equity Fund will adopt new investment advisory agreements. These will be nearly the same as those currently in effect for the corresponding TVP Funds, except that for the VIP Templeton International Equity Fund, Templeton Global Advisors Limited will serve as the investment adviser. In addition, if approved by shareholders, these VIP Funds will adopt changes to their fundamental investment restrictions which will make them more like the larger corresponding TVP Funds. Apart from the reorganization, the shareholders of the VIP Franklin Small Cap Fund are being asked to approve a new investment advisory agreement in a separate proxy statement.

WILL DIVIDENDS BE CHANGED?

     No. The TVP Funds and VIP Funds declare and pay dividends and distributions at the same intervals. These dividends and distributions will continue to be reinvested by your insurance company in additional shares of the VIP Funds.

HOW ARE SHARES BOUGHT OR SOLD?

     Shares of the TVP Trust and the VIP Trust are only sold to insurance companies and, in some cases, to employee benefit plans that are qualified plans under the federal tax law. The VIP Trust will continue to sell its shares on a continuous basis at net asset value only to insurance companies and these qualified plans. The reorganization will have no impact on your right to reallocate among your insurance company's separate account options, as permitted under your contract.


WHAT ARE THE TAX CONSEQUENCES?

     In the opinion of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, special counsel to the TVP Trust and the VIP Trust, based on certain assumptions and representations, it is not expected that shareholders will recognize any gain or loss for federal income tax purposes as a result of the exchange of their TVP Trust shares for the VIP Trust shares or that the VIP Funds will recognize any gain or loss upon receipt of the corresponding TVP Funds' assets.


           PROPOSAL 1: COMBINATION OF THE TVP FUNDS WITH THE VIP FUNDS

                         COMPARISON OF THE RISK FACTORS

     Investing in the TVP Funds and VIP Funds involves risks. These risks relate to the underlying investments of the TVP Funds and VIP Funds. These risks may cause the value of shares of a fund to increase or decrease based on movements in the value of these underlying investments.

ARE THE RISK FACTORS FOR THE CORRESPONDING TVP AND VIP FUNDS THE SAME?

     Yes. The risk factors are essentially the same due to the substantial similarities of the investment objectives and policies between the corresponding TVP and VIP Funds. The risks of each VIP Fund are described in greater detail in the accompanying VIP Fund prospectuses included as Exhibit __. The risks for VIP Franklin S&P 500 Index Fund and the VIP Franklin Strategic Income Securities Fund will be the same as those of the corresponding TVP Funds because the VIP Trust will adopt all features of the corresponding TVP Funds.






WHAT ARE THE PRINCIPAL RISK FACTORS?

     We have identified the principal risk factors of each TVP Fund and each corresponding VIP Fund in the table below. We describe each of these risks after the table.


----------------------------------------------------------------------------------------------------------------------------------


                                                                      Indebt-                         Mortgage   Reorgan-
               Fund               Deri-                               edness                           Securities izing of
                                  vative                               and                     Lower-   and Asset dis-
                                Securities Diver-  Foreign   Illiquid Partici-Index   Interest Rated    Backed    stressed
                          Credit      sification Securities Securities pations Tracking Rate Securities Securities Companies Stocks
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

TVP Franklin Large Cap Growth                                                                                                 X
Investments Fund
VIP Franklin Large Cap Growth                                                                                                 X
Securities Fund

TVP Franklin Small Cap                                                                                                        X
Investments Fund
VIP Franklin Small Cap Fund                                                                                                   X

TVP Mutual Shares Investments     X      X           X            X        X                    X                     X      X
Fund
VIP Mutual Shares Securities Fund X      X           X             X       X                    X                     X      X

TVP Templeton Asset Allocation    X      X           X                                   X      X                            X
Fund
VIP Templeton Global Asset        X      X                                               X      X                            X
Allocation Fund

TVP Templeton Bond Fund           X      X           X                                   X                                   X
VIP Templeton Global Income       X      X           X                                   X                                   X
Securities Fund

TVP Templeton Developing Markets  X                  X                                   X                                   X
Fund
VIP Templeton Developing Markets  X                  X                                   X                                   X
Equity Fund

TVP Templeton International Fund  X                  X                                   X                                    X
VIP Templeton International       X                  X                                   X                                    X
Equity Fund

TVP Templeton Stock Fund          X                  X                                   X                                    X
VIP Templeton Global Growth Fund  X                  X                                   X                                    X

TVP Franklin S&P 500 Index Fund   X      X                                                      X                             X
VIP Franklin  S&P 500 Index Fund  X      X                                                      X                             X

TVP Franklin Strategic Income     X      X           X                X        X                          X     X             X
Investments Fund
VIP Franklin Strategic Income     X      X           X                X        X                          X     X             X
Securities Fund
----------------------------------------------------------------------------------------------------------------------------------


     We have described each of the principal risk factors identified above for the TVP and VIP Funds below. Most of the risks apply to more than one fund. Please refer to the above table to see if the risk applies to a particular fund.

     CREDIT. This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

     DERIVATIVE SECURITIES. Derivative investments, such as forward currency exchange contracts, stock index futures and stock index options are financial instruments whose performance depends, at least in part, on the performance of an underlying asset such as stock prices indices, or currency exchange rates. They are used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock, bond or index in a more efficient way. Their successful use will depend on the manager's ability to predict market movements. Losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the derivative securities failure to correlate well with the indexes or securities for which they are acting as a substitute, the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or inability to close out a position because the trading market becomes illiquid.

     DIVERSIFICATION. If a fund is non-diversified under the federal securities laws it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

     FOREIGN SECURITIES. Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

          CURRENCY. Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets generally are not as regulated as securities markets.

          COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

          Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes that U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

          COMPANY. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

          ILLIQUID SECURITIES. Illiquid securities are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

          INDEBTEDNESS AND PARTICIPATIONS. The purchase of debt securities of reorganizing or distressed companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

     INDEX TRACKING. The S&P 500 fund's ability to track the S&P 500 Index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of the index. In addition, the fund's performance may not precisely track the performance of the S&P 500 Index if the securities the manager has selected do not precisely track the index. If securities the fund owns underperforms those in the index, the fund's performance will be lower than the index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking the index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" index.

     INTEREST RATE. Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is REINVESTMENT RISK, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

     LOWER-RATED SECURITIES. Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment in bonds that may be, or are, in default.

     The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell these securities.

     MORTGAGE SECURITIES AND ASSET BACKED SECURITIES. Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

     REORGANIZING OR DISTRESSED COMPANIES. The Mutual Shares Securities Fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a reorganizing or distressed company will be completed on the terms contemplated, and therefore, benefit the fund.

     SMALLER COMPANIES. While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses, and technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

     STOCKS. While this may not be the case in foreign markets, in the U.S., stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

     Because  the  stocks  the  fund  holds   fluctuate  in  price  with  market
conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or event extended periods.

                COMPARISON OF THE INVESTMENT POLICIES AND RISKS OF THE FUNDS

     To help you understand the impact of the reorganization, we have compared the important features of the funds.

ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE CORRESPONDING TVP AND VIP FUNDS THE SAME?

     The investment objectives and policies of all pairs of corresponding funds are substantially similar. In each case, the VIP Fund invests primarily in the same types of securities as the corresponding TVP Fund because of the similarities in their investment policies and strategies. However, there are some differences. These occur with the (1) TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund, and (2) TVP Templeton Bond Fund and VIP Templeton Global Income Securities Fund.

     The TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund have two noteworthy differences in their stated policies. First, the VIP Fund may invest up to 25% of its assets in higher yielding, medium and lower-rated debt securities, while the TVP Fund may only invest 15% of its assets in these securities. Second, the VIP Fund is restricted from investing in securities where the issuer has failed to make a payment that is due.

     The TVP Templeton Bond Fund and the VIP Templeton Global Income Securities Fund also have two noteworthy differences in their stated policies. First, the VIP Fund may only invest up to 30% of its assets in higher yielding, medium and lower-rated debt securities, while the TVP Fund's investment in these securities is not limited. Second, the VIP Fund is restricted from investing in securities where the issuer has failed to make a payment that is due.

     Each of the corresponding funds has adopted slightly different fundamental investment restrictions. These differences, however, do not materially impact the manner in which the corresponding funds are managed. We are asking the shareholders of the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund to approve certain changes to and eliminations of some of these funds' fundamental investment restrictions. These changes are described in proposal 3 and proposal
4. These changes will make these funds' fundamental investment restrictions more like those of the corresponding TVP Funds. Additional information about the VIP Funds' current fundamental investment restrictions is contained in the statement of additional information for the VIP Funds.

     We believe that these differences are minor and/or are of no practical significance as the portfolio managers invest for the pairs of corresponding funds in a similar manner.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES?

   VIP FRANKLIN LARGE CAP GROWTH         TVP FRANKLIN LARGE CAP GROWTH
           SECURITIES FUND                      INVESTMENTS FUND

OBJECTIVE - Capital appreciation.

POLICIES - Under normal market                        Same
conditions, the fund will invest at
least 65% of its assets in equity
securities of U.S. large cap growth
companies ($8.5 billion or more),
focusing on those companies that are
expected to have revenue growth in
excess of the economy as a whole
either through above-average
industry expansion or market share
gains.


     VIP FRANKLIN SMALL CAP FUND      TVP FRANKLIN SMALL CAP  INVESTMENTS
                                      FUND

OBJECTIVE - Long-term capital
growth.                                               Same

POLICIES - Under normal market
conditions, the fund will invest at
least 65% of its assets in equity
securities of U.S. small
capitalization growth companies.


  VIP MUTUAL SHARES SECURITIES FUND    TVP MUTUAL SHARES INVESTMENTS FUND

OBJECTIVE - Capital appreciation.
Secondarily it seeks income.

POLICIES - Under normal market                        Same
conditions, the fund will invest at
least 65% of its assets in equity
securities of companies which the
manager believes are available at a
market price less than their actual
value based on certain recognized or
objective criteria (intrinsic
value).


     VIP TEMPLETON GLOBAL ASSET       TVP TEMPLETON ASSET ALLOCATION FUND
          ALLOCATION FUND

OBJECTIVE - High total return.

POLICIES - Under normal market                        Same
conditions, the fund will invest in
equity securities of companies in
any nation, debt securities of
companies and governments of any
nation, and in money market
instruments.


    VIP TEMPLETON GLOBAL INCOME             TVP TEMPLETON BOND FUND
           SECURITIES FUND

OBJECTIVE - High current income.
Capital appreciation is a secondary
consideration.
                                                      Same
POLICIES - Under normal market
conditions, the fund will invest at
least 65% of its assets in debt
securities of governments and their
political subdivisions and agencies,
supranational organizations and
companies located anywhere in the
world, including emerging markets.


  VIP TEMPLETON DEVELOPING MARKETS     TVP TEMPLETON DEVELOPING MARKETS
             EQUITY FUND                              FUND

OBJECTIVE - Long-term capital
appreciation.
                                                      Same
POLICIES - Under normal market
conditions, the fund will invest at
least 65% of its total assets in
emerging market equity securities.


 VIP TEMPLETON INTERNATIONAL EQUITY     TVP TEMPLETON INTERNATIONAL FUND
                FUND

OBJECTIVE - Long-term capital         OBJECTIVE - Long-term capital
growth.                               growth.

POLICIES - Under normal market        POLICIES - Under normal market
conditions, the fund will invest at   conditions, the fund will invest at
least 65% of its assets in equity     least 65% of its assets in equity
securities that trade in non-U.S.     securities of companies located
markets, including emerging markets,  outside the U.S., including
and that are issued by companies      emerging markets.
that have their principal activities
outside the U.S.


  VIP TEMPLETON GLOBAL GROWTH FUND          TVP TEMPLETON STOCK FUND

OBJECTIVE - Long-term capital
growth.
                                                      Same
POLICIES - Under normal market
conditions, the fund will invest at
least 65% of its assets in equity
securities of companies throughout
the world, including the U.S. and
emerging markets.


   VIP FRANKLIN S&P 500 INDEX FUND      TVP FRANKLIN S&P 500 INDEX FUND
   -------------------------------      -------------------------------

This is a new fund.  The investment   OBJECTIVE - To match the
objectives and policies will be       performance of the Standard &
identical to the TVP Franklin S&P     Poor's 500 Composite Stock Price
Index Fund.                           Index ("S&P 500 Index") before the
                                      deduction of expenses.

                                      POLICIES - Under normal market
                                      conditions, the fund uses an
                                      investment "indexing" strategy
                                      designed to track the performance
                                      of the S&P 500 Index.


   VIP FRANKLIN STRATEGIC INCOME         TVP FRANKLIN STRATEGIC INCOME
           SECURITIES FUND                      INVESTMENTS FUND

This is a new fund.  The investment   OBJECTIVE - To earn a high level of
objectives and policies will be       current income.  Its secondary goal
identical to the TVP Franklin         is long-term capital appreciation.
Strategic Income Investments Fund.
                                      POLICIES - Under normal market
                                      conditions, the fund will invest at
                                      least 65% of its total assets in
                                      U.S. and non-U.S. debt securities.




                         COMPARISON OF THE MANAGEMENT OF THE FUNDS


IS THE MANAGEMENT OF THE CORRESPONDING FUNDS THE SAME?

     Almost. The investment adviser responsible for the day-to-day management of the corresponding funds is the same, with two exceptions: (1) TVP Templeton Stock Fund and the VIP Templeton Global Growth Fund, and (2) TVP Templeton International Fund and VIP Templeton International Equity Fund.

     The investment adviser to the TVP Templeton Stock Fund is Templeton Investment Counsel, Inc. and the investment adviser to the VIP Templeton Global Growth Fund is Templeton Global Advisors Limited. When these two funds are combined, the investment adviser will be Templeton Global Advisors Limited.

     In connection with the combination of the TVP Templeton International Fund and VIP Templeton International Equity Fund, we are proposing that Templeton Global Advisor Limited act as the investment adviser to the combined fund.

     Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited are "sister" Templeton companies in the Franklin Templeton organization. Each has access to substantially similar resources, including a global network of research and support offices and services, as well as computer and communication systems. In general, Franklin Templeton managers employ a similar "bottomup" long-term value approach to stock selection.

     In addition, the portfolio managers are the same for all pairs of the corresponding funds, except in three pairs: (1) the TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund; (2) the TVP Templeton International Fund and the VIP Templeton International Equity Fund; and (3) the TVP Templeton Stock Fund and the VIP Templeton Global Growth Fund. Information about the portfolio managers for these three pairs of corresponding funds and the combined funds is contained in Exhibit __.

WHO ARE THE FUNDS' INVESTMENT ADVISERS?

     The following table names the investment adviser and sub-adviser to each TVP Fund and its corresponding VIP Fund. In addition, the following table names the investment adviser after the reorganization.

                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Franklin Large Cap      Franklin      None           N/A          N/A
Growth Investments Fund     Advisers,
                            Inc.

VIP Franklin Large Cap      Franklin      None       Franklin        None
Growth Securities Fund      Advisers,                Advisers,
                            Inc.                     Inc.


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Franklin Small Cap Fund  Franklin     None           N/A          N/A
                             Advisers,
                             Inc.

VIP Franklin Small Cap Fund  Franklin     None        Franklin       None
                             Advisers,                Advisers,
                             Inc.                     Inc.



                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Mutual Shares Fund       Franklin     None        N/A           N/A
                             Mutual
                             Advisers,
                             LLC

VIP Mutual Shares            Franklin     None        Franklin     None
Securities Fund              Mutual                   Mutual
                             Advisers,                Advisers,
                             LLC                      LLC

                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Templeton Asset          Templeton    None       Templeton     None
Allocation Fund              Investment              Investment
                             Counsel,                Counsel,
                             Inc.                    Inc.

VIP Templeton Global Asset   Templeton    Templeton    N/A          N/A
Allocation Fund              Global       Investment
                             Advisors     Counsel,
                             Limited      Inc.


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Templeton Bond Fund      Templeton    None          N/A          N/A
                             Investment
                             Counsel,
                             Inc.

VIP Templeton Global         Franklin     Templeton   Franklin     Templeton
Income Securities Fund       Advisers,    Investment  Advisers,    Investment
                             Inc.         Counsel,    Inc.         Counsel,
                                          Inc.                     Inc.


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Templeton Developing     Templeton    None        Templeton     None
Markets Fund                 Asset                    Asset
                             Management               Management
                             Ltd.                     Ltd.

VIP Templeton Developing     Templeton    None        N/A          N/A
Markets Equity Fund          Asset
                             Management
                             Ltd.


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Templeton                Templeton    None       Templeton    None
International Fund           Investment              Global
                             Counsel,                Advisors
                             Inc.                    Limited

VIP Templeton                Franklin     Templeton   N/A          N/A
International Equity Fund    Advisers,    Investment
                             Inc.         Counsel,
                                          Inc.


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Templeton Stock Fund     Templeton     None        N/A           N/A
                             Investment
                             Counsel,
                             Inc.

VIP Templeton Global         Templeton     None       Templeton     None
Growth Fund                  Global                   Global
                             Advisors                 Advisors
                             Limited                  Limited



                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Franklin S&P 500 Index   Franklin     State      Franklin      State
Fund                         Advisers,    Street     Advisers,     Street
                             Inc.         Global     Inc.          Global
                                         Advisors                 Advisors

VIP Franklin S&P 500 Index   Franklin     State       N/A           N/A
Fund (New)                   Advisers,    Street
                             Inc.         Global
                                         Advisors


                              CURRENT     CURRENT     COMBINED     COMBINED
                             INVESTMENT  SUB-ADVISER    FUND         FUND
                              ADVISER                INVESTMENT  SUB-ADVISER
                                                      ADVISER

TVP Franklin Strategic       Franklin     Templeton   Franklin     Templeton
Income Investments Fund      Advisers,    Investment  Advisers,    Investment
                             Inc.         Counsel,    Inc.         Counsel,
                                          Inc.                     Inc.

VIP Franklin Strategic       Franklin     Templeton    N/A          N/A
Income Securities Fund       Advisers,    Investment
(New)                        Inc.         Counsel,
                                          Inc.






                        COMPARISON OF FEES AND EXPENSES OF THE FUNDS

     The fees and expenses of the TVP Funds and the VIP Funds include the management fees, other fees and expenses, and distribution fees for the class 2 shares. We have detailed the fees and expenses of the TVP Funds and VIP Funds on pages __. Set forth below is a narrative of the fees and expenses of the funds.

     MANAGEMENT AND FUND ADMINISTRATION FEES. Management fees are paid to the investment advisers of the funds. For all the VIP Funds, except the VIP Templeton Global Asset Allocation Fund, each fund's investment adviser also provides services related to the day-to-day operations of the fund. Each investment adviser contracts with an affiliate to provide fund administration services. The TVP Funds and the VIP Global Asset Allocation Fund contract directly with an affiliate to provide fund administration services. These services include preparing and maintaining books, records and tax and financial reports, and monitoring compliance with regulatory requirements. The fees for fund administration services for the TVP Funds are based on the amount of the TVP Trust's assets, while those for the VIP Fund are based on each VIP Fund's assets. After the combination, this fee will be based upon each VIP Fund's assets. As a result of this change, the combined Asset Allocation fund has only slightly higher total annual operating expenses than those of the TVP Templeton Asset Allocation Fund.

     We are proposing that the policies and the investment advisers of the larger corresponding funds survive after the reorganization, except for the combination of the TVP Templeton International Fund and the VIP Templeton
International Equity Fund. To do this, we propose that the VIP Templeton Developing Markets Equity Fund and VIP Templeton Global Asset Allocation Fund replace their advisory agreements with those in effect for the TVP Templeton Developing Markets Fund and TVP Templeton Asset Allocation Fund. For the combined fund of the TVP Templeton International Fund and the VIP Templeton International Equity Fund, we are proposing that Templeton Global Advisors Limited serve as the investment adviser. In other respects, each of the investment advisory agreements will be identical to those of the corresponding TVP Fund. After the combination of these funds, no investment adviser will provide fund administration services.

     OTHER FEES AND EXPENSES. Other expenses of the funds include custody fees, transfer agency costs, legal and accounting fees and printing costs.

     The reorganization should potentially result in a decrease in some of these expenses due to the operating efficiencies arising from the larger asset base. These operating efficiencies relate primarily to fixed expenses, such as costs of printing and fees for professional services such as legal and accounting fees. With the larger asset base, shareholders should individually bear a lesser portion of the cost of these fixed expenses. Expenses that are based on a fund's asset value, such as fees charged as a percentage of a fund's assets, or the number of transactions, such as custody and transfer agent fees, would likely not decrease as a result of the reorganization. However, even with respect to these types of expenses, the larger asset base may enable the fund to negotiate lower overall fees.

     DISTRIBUTION FEES. Each fund has two classes of shares available to insurance companies. The class 2 shares have a separate distribution or "rule 12b-1" plan. These fees may be used to compensate the principal underwriter, the insurance company shareholders or others for distribution and related services, and as a servicing fee. The terms and provisions of the plans, including terms and provisions relating to required reports, term, and approval, are consistent with rule 12b-1. In no event shall the aggregate asset-based sales charges, which include payments made under each plan plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc. Currently, the 12b-1 fees for all TVP Funds and VIP Funds are 0.25% (prior to July 1, 1999 the 12b-1 fees for the VIP Funds were 0.30%). However, in the case of the VIP Templeton Global Income Securities Fund class 2 shares, the rule 12b-1 fee is 0.25% as compared to the TVP Templeton Bond Fund's charge of 0.15%. As a result of the combination of these two funds, the class 2 shareholders of the TVP Templeton Bond Fund will pay a higher rule 12b-1 fee, but the combined fund is anticipated to have lower total annual fund operating expenses.

  PROPOSAL 2: NEW INVESTMENT ADVISORY AGREEMENTS FOR THE VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND, VIP TEMPLETON DEVELOPING MARKETS EQUITY FUND AND VIP
                      TEMPLETON INTERNATIONAL EQUITY FUND


     In connection with the reorganization, we are proposing that the investment objectives, policies and strategies of the larger corresponding funds survive within the VIP Trust. In addition, the combined funds will have the same investment adviser and generally the same portfolio managers of the larger corresponding funds, except for the combined fund of the TVP Templeton International Fund and the VIP Templeton International Equity Fund. To do this, we propose that VIP Templeton Developing Markets Equity Fund and VIP Templeton Global Asset Allocation Fund, which are smaller than their corresponding TVP Funds, replace their investment advisory agreements with those in effect for the TVP Templeton Developing Markets Fund and TVP Templeton Asset Allocation Fund. In connection with the reorganization, we are proposing that the VIP Templeton International Equity Fund adopt a new investment advisory agreement with Templeton Global Advisors Limited. Information about these investment advisers and their officers and directors is set forth in Exhibit __.

WILL THE MANAGEMENT CHANGE FOR THE VIP FUNDS WITH NEW INVESTMENT ADVISORY AGREEMENTS?

     For the VIP Templeton Developing Markets Equity Fund and VIP Templeton Global Asset Allocation Fund, the day-to-day management will remain the same. For the VIP Templeton Developing Markets Equity Fund, the new agreement will be with that fund's current investment adviser. For the VIP Templeton Global Asset Allocation Fund, the new agreement will be with its current sub-adviser. For the VIP Templeton International Equity Fund, the investment adviser will be Templeton Global Advisors Limited, an affiliate of Franklin Advisers, Inc., the current investment adviser to the fund.

     Copies of the proposed investment advisory agreements for the VIP Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund are attached as Exhibits , , and , respectively.


WHAT ARE THE TERMS OF THE EXISTING AND PROPOSED CONTRACTS FOR THE VIP FUNDS?

     EXISTING CONTRACTS. The VIP Templeton Global Asset Allocation Fund has an existing investment advisory agreement, and the VIP Templeton Developing Markets Equity Fund and VIP Templeton International Equity Fund have existing investment management contracts with the investment advisers named in the table below. The table below also sets forth the dates of the contracts, dates the shareholders approved the contracts and the dates the VIP Trustees last approved these contracts.

                                                                      DATE
                                                           DATE OF    LAST
                                                  DATE OF  SOLE       APPROVED
               FUND                 INVESTMENT    CONTRACT SHAREHOLDERBY THE
                                      ADVISER               APPROVAL  VIP
                                                                      TRUSTEES

VIP    Templeton    Global   Asset Templeton      04-19-95 04-17-94   04-15-99
Allocation Fund                    Global
                                   Advisors
                                   Limited
VIP Templeton  Developing  Markets Templeton      03-15-94*03-15-94   04-15-99
Equity Fund                        Asset
                                   Management,
                                   Ltd.
VIP    Templeton     International Franklin       01-27-92 01-23-92   04-15-99
Equity Fund                        Advisers, Inc.


     * The Board of Trustees authorized a revised agreement reflecting a corporate consolidation of the investment adviser.

     For the VIP Global Asset Allocation and VIP Templeton International Equity Funds, the investment advisers have entered into sub-advisory agreements with Templeton Investment Counsel, Inc., which is paid from the amounts that the investment adviser receives.

     By its terms, each existing investment adviser and sub-adviser contract will continue in effect from year to year so long as approved annually by the VIP Trustees (at a meeting called for that purpose) or by vote of a majority of each fund's outstanding shares. In either case, renewal of the existing investment advisory and sub-advisory contracts must be approved by a majority of the trustees that satisfy the independence requirement under the federal securities laws. The existing investment advisory and sub-advisory contracts are subject to termination without penalty on 60 days' written notice by either party to the other and will terminate automatically in the event of assignment.

     Under the existing investment advisory and sub-advisory contracts, subject to the control and supervision of the VIP Trustees, each investment adviser or the sub-adviser

o manages the investment and reinvestment of each fund's assets in accordance with each fund's investment objectives and policies,
o makes all determinations with respect to buying, holding, and selling the fund's securities, and
o    exercises any investment security rights, including voting rights.

In performing duties under its existing investment advisory and sub-advisory contract, each investment adviser or sub-adviser is required to comply with the provisions of the VIP Trust's Agreement and Declaration of Trust and By-Laws and each fund's stated investment objectives, policies and restrictions.

     The existing investment advisory and sub-advisory contracts provide that each investment adviser and sub-adviser will abide by each fund's brokerage policies when selecting broker-dealers to execute portfolio transactions for the fund. Although the services provided by broker-dealers may incidentally help the investment adviser or sub-adviser reduce its expenses or otherwise benefit the investment adviser or sub-adviser, its clients, its affiliates and the fund, the value of these services is indeterminable and the investment adviser's or the sub-adviser's fee is not reduced by any offsetting or compensating arrangement.

     Currently, the investment advisers for the VIP Templeton Developing Markets Equity Fund and the VIP Templeton International Equity Fund are also responsible for providing other services for the day-to-day operations of the funds. The investment advisers contract with an affiliate to provide the administration services to the funds. These services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

     The investment adviser for the VIP Templeton Global Asset Allocation Fund is not required to furnish any personnel, overhead items or facilities to the funds. The investment adviser does not provide trading desk facilities or daily pricing of the fund's portfolios, although these services are provided to some other investment companies by their investment advisers.

     Each existing investment advisory and sub-advisory contract also provides that each investment adviser or sub-adviser, its directors, officers, employees or agents will have no liability to any fund or its shareholders for any error in judgment, mistake of law, or for any loss arising out of any investment or other act or omission in the performance of its duties, except for any liability, loss or damage resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     For the fiscal year ended December 31, 1998, the investment advisers received the following amounts:

               FUND                                        AMOUNT RECEIVED

VIP  Templeton Global Asset Allocation Fund                   $ 585,747

VIP  Templeton  Developing  Markets Equity Fund              $2,633,409

VIP  Templeton  International Equity Fund                    $8,900,761

     For the fiscal year ended December 31, 1998, the sub-advisers received from the investment advisers the following amounts:

               FUND                                        AMOUNT RECEIVED

VIP  Templeton  Global   Asset  Allocation Fund              $ 175,133

VIP  Templeton International  Equity Fund                    $ 561,199


     PROPOSED CONTRACTS. The proposed contracts will generally be the same as the contracts currently in effect for the corresponding TVP Funds. For the VIP Global Asset Allocation Fund and VIP Templeton Developing Markets Equity Fund, the proposed contract will be with the current investment adviser to the corresponding TVP Fund. For the VIP Templeton Global Asset Allocation Fund, the proposed contract will be executed with Templeton Investment Counsel Inc., which previously served as the sub-adviser to this fund. For the VIP Templeton Developing Markets Equity Fund, the proposed contract will be executed with its existing investment adviser, Templeton Asset Management Ltd. For the VIP Templeton International Equity Fund, the proposed contract will be executed with Templeton Global Advisors Limited.

     The proposed contract for the VIP Templeton Global Asset Allocation Fund will be the same as the investment advisory agreement currently in effect for this fund. Under the proposed contract, the VIP Templeton Global Asset Allocation Fund will pay the same fee to the investment adviser.

     The proposed contract for the VIP Templeton International Equity Fund and the VIP Templeton Developing Markets Equity Fund will be nearly the same as their current contracts with regard to investment advisory services. Unlike the current contracts, the proposed contracts no longer require the investment adviser to provide fund administration services to the funds. Instead, these services will be provided by an affiliate of the funds under a separate contract.

     The impact on total fees for the combined funds as a result of the new investment advisory agreements is set forth below:




                            TOTAL EXPENSES HIGHER OR  TOTAL EXPENSES HIGHER OR
        COMBINATION          LOWER THAN THE TVP FUND   LOWER THAN THE VIP FUND

     Asset Allocation            Slightly Higher                Lower

    Developing Markets                Lower               Moderately Higher

       International                  Lower                     Lower


The slightly higher total fees for the combined Asset Allocation Fund over those of the TVP Templeton Asset Allocation Fund are due to the change in the basis on which fund administration services fees are calculated. The fund administration services fees for the TVP Fund are based on the TVP Trust's assets while those of the combined fund will be based on the combined fund's assets. For the combined Developing Markets Fund, the increase is due to the additional fund administration services fees that will be paid by the combined fund. For the VIP Templeton Developing Markets Equity Fund, the fund administration services fee was paid by the investment adviser out of its fund management fee. For the combined fund, the fund administration services fee will be paid separately by the combined fund. While the total fund operating expenses of the Asset Allocation and Developing Markets combined funds may potentially be higher than those of the current TVP Templeton Asset Allocation Fund or the VIP Templeton Developing Markets Equity Fund, we believe that the reorganization will provide other benefits from the combinations.

     The proposed contract for the VIP Templeton International Equity Fund will also differ from the current contract because the investment adviser is different. Currently, Franklin Advisers, Inc. is the investment adviser. Under the proposed contract, the investment adviser would be Templeton Global Advisors Limited. Franklin Advisers, Inc. and Templeton Global Advisors Limited are affiliated companies in the Franklin Templeton organization. Each has access to substantially similar resources, including a global network of research and support offices and services, as well as computer and communication systems.

     For all of these VIP Funds, the proposed contracts will result in the fees set forth below:

                   VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND

       CURRENT FEE (ANNUAL RATE)*             PROPOSED FEE (ANNUAL RATE)*
    (DID NOT INCLUDE ADMINISTRATION         (WILL NOT INCLUDE ADMINISTRATION
               SERVICES)                               SERVICES)

0.65% up to and including $200 million   0.65% up to and including $200 million
0.585% over $200 million up to and       0.585% over $200 million up to and
including $1.3 billion                   including $1.3 billion
0.52% over $1.3 billion                  0.52% over $1.3 billion


*Based upon average daily net assets.






                  VIP TEMPLETON DEVELOPING MARKETS EQUITY FUND

       CURRENT FEE             PROPOSED FEE       PROPOSED ADMINISTRATION FEE
      (ANNUAL RATE)*          (ANNUAL RATE)*            (ANNUAL RATE)*
                            (WILL NOT INCLUDE
 (INCLUDED ADMINISTRATION     ADMINISTRATION
        SERVICES)               SERVICES)

1.25%                      1.25%                0.15% up to and including $200
                                                million
                                                0.135% over $200 million, up
                                                to and including $700 million
                                                0.10% over $700 million, up to
                                                and including $1.2 billion
                                                0.075% over $1.2 billion

*Based upon average daily net assets.


                     VIP TEMPLETON INTERNATIONAL EQUITY FUND

        CURRENT FEE                 PROPOSED FEE               PROPOSED
       (ANNUAL RATE)*              (ANNUAL RATE)*         ADMINISTRATION FEE
                                                            (ANNUAL RATE)*
  (INCLUDED ADMINISTRATION       (WILL NOT INCLUDE
         SERVICES)            ADMINISTRATION SERVICES)

1.00% up to and including    0.75% up to and including  0.15% up to and
$100 million                 $200 million               including $200 million
0.90% over $100 million up   0.675% over $200 million   0.135% over $200
to and including $250        up to and including $1.3   million, up to and
million                      billion                    including $700 million
0.80% over $250 million up   0.60% over $1.3 billion    0.10% over $700
to and including $500                                   million, up to and
million                                                 including $1.2 billion
0.75% over $500 million                                 0.075% over $1.2
                                                        billiion


*Based upon average daily net assets.

     If approved, the proposed contracts will become effective May 1, 2000 and continue in effect until April 30, 2002, and thereafter from year to year as long as approved annually by (1) the VIP Trustees and a majority of the independent trustees at a meeting called for that purpose or (2) a vote of the fund's shareholders.

     COMPARISON OF FEES AND EXPENSES UNDER THE EXISTING AGREEMENTS AND THE PROPOSED AGREEMENTS. Shown below is a comparison of fees and expenses that the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Equity Fund and VIP Templeton International Equity Fund incurred during the fiscal year ended December 31, 1998, and the fees and expenses the funds would have incurred if the proposed contracts and the fund combinations would have been in effect during that same period.










                            FISCAL YEAR ENDED DECEMBER 31, 1998

                   VIP TEMPLETON       VIP TEMPLETON        VIP TEMPLETON
                       GLOBAL           DEVELOPING          INTERNATIONAL
                 ASSETS ALLOCATION  MARKETS EQUITY FUND      EQUITY FUND
                        FUND
                  CLASS 1  CLASS 2  CLASS 1    CLASS 2    CLASS 1    CLASS 2
INVESTMENT
ADVISORY  FEE
AND FUND
ADMINISTRATION
FEE

  Current             .80%     .80%     1.25%      1.25%        .80%      .80%
Agreement........

  Proposed            .73%     .73%     1.39%      1.39%        .75%      .75%
Agreements.......

  Change.........    -.07%    -.07%    +0.14%     +0.14%       -.05%     -.05%

TOTAL ANNUAL
FUND OPERATING
EXPENSES*

  Current             .84%    1.09%     1.41%      1.66%        .88%     1.13%
Agreement........

  Proposed            .79%    1.04%     1.56%      1.81%        .83%     1.08%
Agreements.......

  Change.........    -.05%    -.05%      .15%       .15%       -.05%     -.05%

TOTAL AMOUNT
PAID FOR
INVESTMENT
ADVISORY FEE

  Current        $5,086,03$5,086,03$4,888,592 $4,888,592 $15,999,513$15,999,513
Agreement........

  Proposed       $5,027,46$5,027,46$4,888,592 $4,888,592 $13,959,750$13,959,750
Agreements.......

  Change......... -$58,575 -$58,575        $0         $0 -$2,039,763-$2,039,763

TOTAL AMOUNT
PAID FOR FUND
ADMINISTRATION
FEE

  Current         $850,899 $850,899  $172,848   $172,848    $986,271  $986,271
Agreement........

  Proposed       $1,112,17$1,112,173 $557,968   $557,968  $2,179,344$2,179,344
Agreements.......

  Change......... $261,274 $261,274  $385,120   $385,120  $1,193,073$1,193,073

AVERAGE NET
ASSETS OF FUND
FISCAL YEAR      $90,114,852     $0$210,672,688       $0$1,106,768,060      $0
ENDED DECEMBER
31, 1998.........

AVERAGE NET
ASSETS OF
COMBINED FUND
FISCAL YEAR     $837,172,833    $0$391,087,358       $0$2,139,125,017       $0
ENDED DECEMBER
31, 1998........



*Includes other expenses, and for class 2 shares, the distribution fee. For information on these fees, see the tables on pages 15 and 16 and Comparison of Fees and Expenses of the Funds on page 34.


WHAT FEES DO THE  INVESTMENT  ADVISERS  RECEIVE  FROM  FUNDS  SIMILAR TO THE VIP
FUNDS?

     Templeton Investment Counsel, Inc. does not serve as investment manager or sub-adviser to other U.S. registered investment companies that have an investment objective similar to that of the VIP Templeton Global Asset Allocation Fund after the reorganization.

     Templeton Asset Management Ltd. also serves as investment manager or sub-adviser to one other U.S. registered investment company that has an investment objective similar to that of the VIP Templeton Developing Markets Equity Fund after the reorganization. In this capacity, it receives and expects to receive from this investment company the following investment management fees:

                            Approximate                   Investment
                           net assets as               Management Fee
 INVESTMENT COMPANY             of                      (ANNUAL RATE)*
                           NOVEMBER 30,
                              1999

Templeton Developing
Markets Trust..........                                 1.25%
                        $ X,XXX,XXX,XXX



     Templeton Global Advisor Limited also serves as investment manager or sub-adviser to one other U.S. registered investment company that has an investment objective similar to that of the VIP Templeton International Equity Fund after the reorganization. In this capacity, it receives and expects to receive from this investment company the following investment management fees:

                              Approximate                   Investment
                              net assets as               Management Fee
   INVESTMENT COMPANY             of                      (ANNUAL RATE)*
                             NOVEMBER 30,
                                 1999

Templeton Foreign Fund.
                                        0.75% up to and including $200 million,
                        $ X,XXX,XXX,XXX 0.65% over $200 million and up to and
                                        including $1.3 billion,
                                        0.60% over $1.3 billion





                          REASONS FOR PROPOSALS 1 AND 2

WHY ARE WE PROPOSING THE REORGANIZATION?

     In 1992, the Franklin and Templeton organizations joined forces. Prior to this time, Franklin and Templeton each had separate trusts offering mutual funds dedicated to insurance companies, the TVP Trust and the VIP Trust. The VIP Funds have been offered in connection with insurance products issued by one insurance company, while the TVP Funds are offered in connection with products issued by other insurance companies. The TVP Trust and the VIP Trust include many substantially similar mutual funds generally having the same investment objectives and very similar investment policies and strategies. In most cases, the portfolio managers are also the same. The duplicate funds and related expenses have no clear benefits to shareholders. To eliminate this duplication, we are proposing the reorganization. This would enable Franklin Templeton to realize operating efficiencies by maintaining a single trust of mutual funds to be offered in connection with insurance products and employee benefit plans. These operating efficiencies would also benefit shareholders and are expected pass through to you.

WHAT FACTORS DID THE TVP TRUSTEES CONSIDER PRIOR TO RECOMMENDING APPROVAL OF REORGANIZATION?

     In determining whether or not it was appropriate to approve the reorganization and to recommend approval to shareholders, the TVP Trustees considered various matters and extensive information provided by Franklin Templeton management and the Trust's legal counsel. The nature of the matters considered and the standards used by the TVP Trustees in reaching their decision were reviewed by the TVP Trust's special legal counsel, Jorden Burt Boros Cicchetti Berenson & Johnson LLP and Bleakley Platt & Schmidt, legal counsel to the independent TVP Trustees. After review and discussions of the information provided, the independent TVP Trustees met separately to discuss the information and consider the factors to be weighed and standards to be applied in evaluating the proposed fee increase.

     During its October 21, 1999 meeting, the TVP Trustees received detailed information about the reorganization, including:


      o detailed information about the funds which included comparisons of the corresponding funds that highlighted the number of similarities between them, and identified any notable differences;

      o  the reasons for the reorganization;

      o  the structure of the reorganization; and

     o the potential impact of the reorganization on the TVP Trust, VIP Trust, their shareholders, including the shareholders' interest in the impact, if any, on the owners of the variable annuity and variable life contracts.

     REASONS FOR THE REORGANIZATION. The TVP Trustees reviewed the background underlying the existence of the two trusts that offered mutual funds to insurance companies. Using the detailed comparisons of the funds, the TVP Trustees looked at the corresponding TVP Funds and VIP Funds and determined that they were nearly identical. The Franklin Templeton management informed the TVP Trustees that the reorganization would potentially result in cost savings and certain other portfolio advantages arising from having larger pools of assets to invest. In addition, the TVP Trustees learned that these operational efficiencies may lead to better performance of the combined corresponding funds than the performance that could be expected for the TVP Fund or the VIP Fund on a stand alone basis.

     STRUCTURE OF THE REORGANIZATION. The TVP Trustees reviewed detailed information about the manner in which the reorganization would be accomplished. The TVP Trustees considered whether the TVP Trust or the VIP Trust should continue after the reorganization. In addition, the TVP Trustees addressed which funds' characteristics should continue after the reorganization.

     The TVP Trustees looked at various factors to determine which entity should continue after the reorganization. In reviewing comparisons of the TVP Funds and the VIP Funds, the TVP Trustees found that in five of eight instances the VIP Funds were larger. Counsel informed the TVP Trustees that larger funds are generally considered the survivor in a fund reorganization under legal and accounting principles and precedent. Moreover, the TVP Trustees received information showing that the VIP Trust has a greater number of funds than the TVP Trust.

     The TVP Trustees examined the detailed comparisons of the TVP Funds and VIP Funds to determine which funds' characteristics should continue after the reorganization. These comparisons included information about the funds' size, age, investment objectives and policies, investment adviser and sub-adviser, portfolio managers, and expense ratios, along with other information. These comparisons showed that the corresponding funds' (1) investment objectives and policies, (2) investment advisers responsible for the day-to-day management, and
(3) portfolio managers were the same in most cases. All the VIP Funds are larger than the corresponding TVP funds, except that the TVP Templeton Asset Allocation Fund, TVP Templeton Developing Markets Fund and the TVP Templeton International Fund are larger than the corresponding VIP Funds. The fund comparisons also showed that generally the larger funds have lower expense ratios, except for the TVP Templeton Developing Markets Fund. In addition, the performance comparison showed that the larger corresponding funds had the better performance.

     Counsel informed the TVP Trustees that if the characteristics of any TVP Fund were selected to survive, this would require the corresponding VIP Fund to adopt the major characteristics of the TVP Fund. This includes adopting the investment advisory agreement of the TVP Fund. The TVP Trustees considered the similarities of the TVP Templeton Asset Allocation Fund, Templeton Developing Markets Fund and the Templeton International Fund and the corresponding VIP Funds.

     POTENTIAL IMPACT. In reviewing the potential impact of the reorganization, the TVP Trustees considered the interests of the TVP Trust's shareholders and the shareholders' considerations of the owners of the variable annuity and variable life contracts.

     o COMPARABILITY OF THE FUNDS. The fund comparisons highlighted the similarities between the corresponding funds' investment objectives and policies. The TVP Trustees noted some minor differences. These occur with (1) the TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund, and (2) the TVP Templeton Bond Fund and VIP Templeton Global Income Securities Fund.

          The TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund have two differences. First, the VIP Fund may invest up to 25% of its assets in higher yielding, medium and lower-rated debt securities, while the TVP Fund may only invest 15% of its assets in these securities. Second, the VIP Fund is restricted from investing in defaulted debt securities.

          The TVP Templeton Bond Fund and the VIP Templeton Global Income Securities Fund have two differences. First, the VIP Fund may invest up to 30% of its assets in higher yielding, medium and lower-rated debt securities, while the TVP Fund's ability to invest in these securities is not limited. Second, the VIP Fund is restricted from investing in defaulted debt securities.

          Because the characteristics of the TVP Templeton Asset Allocation Fund would survive the reorganization, there would be no impact on its shareholders. For the TVP Templeton Bond Fund, the TVP Trustees found that these differences are very minor and/or are of no practical significance. The TVP Trustees determined that the shareholders of the TVP Templeton Bond Fund would benefit overall by the combination with the VIP Templeton Global Income Securities Fund.

     o COMPARABILITY OF THE FUNDS' MANAGEMENT. The TVP Trustees noted that all the corresponding funds' day-to-day management is the same except
          (1) for the TVP Templeton Stock Fund and the VIP Templeton Global Growth Fund and (2) that upon the combination of the TVP Templeton International Fund and the VIP Templeton International Equity Fund, the VIP Fund would adopt a new investment advisory agreement with Templeton Global Advisors Limited.

          The investment adviser to the TVP Templeton Stock Fund is Templeton Investment Counsel, Inc. and the investment adviser to the VIP Templeton Global Growth Fund is Templeton Global Advisors Limited. The TVP Trustees reviewed information about Templeton Global Advisors Limited, including the fact that Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited are part of the Franklin Templeton group of investment advisory firms with access to substantially similar resources. The TVP Trustees noted that since its inception in 1994 the VIP Templeton Global Growth Fund has outperformed or had essentially the same performance as the TVP Stock Fund, while assessing lower overall management fees.

          For the proposed change in the investment adviser to the VIP Templeton International Equity Fund, the TVP Trustees considered information about Templeton Global Advisors Limited. The TVP Trustees noted that the change in investment adviser was merely a change within the Franklin Templeton organization. Thus, the TVP Trustees could assume that the new investment adviser would have access to substantially similar resources and would manage the fund in the same manner as the prior investment adviser.

          For the TVP Franklin S&P 500 Index Fund and the TVP Franklin Strategic Income Investments Fund, the TVP Trustees noted that the new corresponding VIP funds would have the same characteristics of these funds, including the same investment advisers and sub-advisers.

     o EXPENSES OF THE FUNDS. The TVP Trustees compared the expenses of the corresponding funds and reviewed the anticipated expense ratios of the combined funds. The TVP Trustees noted that fund comparisons showed that all the larger funds, except for the TVP Templeton Developing Markets Fund, had the lower expense ratios. The TVP Trustees found that the expense ratios of the combined funds were lower than the ratios for the TVP Funds, except for a slight increase in the combined fund for the TVP Templeton Asset Allocation Fund. The TVP Trustees considered the differential in the rule 12b-1 fees for class 2 shares of the TVP Templeton Bond Fund and the VIP Templeton Global Income Securities Fund. Total annual fund operating expenses for the combined fund, however, are expected to slightly decrease. The TVP Trustees considered all of the other benefits of the reorganization, and determined that these benefits outweighed the slight increase in the expense ratio for the TVP Templeton Asset Allocation Fund, and the slight increase in the rule 12b-1 fees for class 2 shares of the TVP Templeton Bond Fund.

     o PERFORMANCE OF THE FUNDS. The TVP Trustees compared the historical investment performance records of the corresponding funds. The performance of each of the TVP Funds and VIP Funds as of ___________, was as set out in Exhibit . The TVP --- Trustees noted that the larger corresponding funds had the better performance history. Any differences in performance were attributed to differences in asset sizes and cash flows. Due to the substantial similarities in investment objectives and policies, the TVP Trustees were informed that over time the corresponding funds could be expected to perform similarly, though not identically. In addition, the TVP Trustees were informed that due to the anticipated cost savings from the reorganization, it was expected that the combined funds would have better performance than the performance that could be expected for the TVP Fund or the VIP Fund on a stand alone basis.

     o    TAX   CONSEQUENCES.   The  TVP  Trustees   were   informed   that  the
          reorganization plan was anticipated to be tax-free.

     o IMPACT ON CONTRACT VALUES. The TVP Trustees were told that the reorganization would not impact the contract owners' values because the exchange of shares would be made at the corresponding funds' net asset values. Moreover, the separate accounts through which the contracts are funded would not change except for the fund in which the separate accounts invest. After the reorganization, the contract owners' values would vary based upon the investment experience of the combined funds in the VIP Trust. The TVP Trustees were informed that the insurance company shareholders would take all action necessary to ensure that the interests of the contract owners will be duly and validly recorded on the books and records of the insurance company shareholders.

WHAT FACTORS DID THE VIP TRUSTEES CONSIDER?

     In determining whether or not it was appropriate to approve the proposed investment advisory agreements and to recommend approval to shareholders, the VIP Trustees considered various matters and extensive information provided by the Franklin Templeton management and the VIP Trust's legal counsel. The nature of the matters to be considered and the standards to be used by the VIP Trustees in reaching their decision were reviewed by the VIP Trust's special legal counsel, Jorden Burt Boros Cicchetti Berenson & Johnson LLP, and Bleakley Platt & Schmidt, legal counsel to the independent VIP Trustees. After review and discussions of the information provided, the independent VIP Trustees determined separately to discuss the information and consider the factors to be weighed and standards to be applied in evaluating the proposed agreements.

     At a meeting held on October 22, 1999, the VIP Trustees considered substantially the same information as was considered by the TVP Trustees. VIP Trustees considered the similarities between the TVP Templeton Asset Allocation Fund, Templeton Developing Markets Fund and the Templeton International Fund and the corresponding VIP Funds to determine if these VIP Funds should adopt new investment advisory agreements. The VIP Trustees noted that the investment objectives were the same and the investment advisers of the VIP Templeton Developing Markets Equity Fund and VIP Templeton Global Asset Allocation Fund who would be responsible for the day-to-day management would be the same.

     The VIP Trustees noted that the proposed contract for the VIP Templeton Global Asset Allocation Fund will be the same as the investment advisory agreements currently in effect for this fund. Under the proposed contract, the VIP Templeton Global Asset Allocation Fund will pay the same fee to the investment adviser The VIP Trustees were informed that after the combination, the total annual operating expenses are anticipated to be lower than those of the VIP Fund.

     The VIP Trustees found that the proposed contract for the VIP Templeton International Equity Fund and the VIP Templeton Developing Markets Equity Fund will be nearly the same as their current contracts, except that the investment adviser would no longer be providing fund administration services to the funds. The VIP Trustees also reviewed the expense ratios of the combined funds. As a result of the new agreements, the fees for the proposed investment advisory contract and the administration service contract for the VIP Templeton International Fund will be lower than the amounts under the current contract.

     For the VIP Templeton Developing Markets Equity Fund, however, the change was expected to result in moderately higher total annual fund operating expenses. The increase is due to the separate fee for the fund administration services contract that the combined fund will pay, while paying the same fee to the investment adviser. Currently, the fee paid to the investment adviser includes an amount for fund administration services. Because the combined fund will pay this new separate fee, the VIP Trustees recognized that the investment advisory fee would effectively increase. The VIP Trustees reviewed information comparing the total operating fund expenses of the combined Developing Markets Fund with those of similar funds. This information showed that the current total fund operating expenses of the VIP Fund were generally lower than similar funds and that these expenses for the combined fund would continue to be lower than similar funds. In addition, the VIP Trustees compared the performance of the VIP Templeton Developing Markets Equity Fund with that of similar funds. Also, the VIP Trustees considered the expertise of and the services provided by the investment adviser. The VIP Trustees recognized that the investment adviser had established an extensive global network of research resources which includes a global research team traveling extensively throughout the world, visiting issuers and developing research ideas. The effective increase would also assist the investment adviser in retaining and attracting capable personnel. The VIP Trustees considered all of the other benefits of the reorganization, and determined that these benefits outweighed the modest increases in expense ratios.

     The VIP Trustees also considered the change in the investment adviser to the VIP Templeton International Equity Fund. The VIP Trustees reviewed information about Templeton Global Advisors Limited. The VIP Trustees noted that the change in investment adviser was merely a change in the corporate structure within the Franklin Templeton organization. Thus, the VIP Trustees believed that the new investment adviser would have access to substantially similar resources and would manage the fund in the same manner as the prior investment adviser.

     At this meeting the VIP Trustees also considered proposals that are appropriate to the reorganization to change and eliminate certain fundamental investment restrictions for the VIP Templeton Global Asset Allocation Fund, VIP Templeton Developing Markets Fund and VIP Templeton International Equity Fund. These proposals and the VIP Trustees consideration of these proposals are described in proposals 3 and 4 of this document.

CONCLUSION

     o The TVP Trustees recommend that shareholders vote "for" approval of the reorganization as to each TVP Fund, including the adoption of the investment advisory agreements.

     o The VIP Trustees recommend that shareholders of the VIP Trust Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund and Templeton International Equity Fund vote "for" approval of the new investment advisory agreements.

                            INFORMATION ABOUT THE REORGANIZATION

HOW WILL THE REORGANIZATION WORK?

     The reorganization will be completed through two principal steps - creating two new funds for the VIP Trust and eliminating duplicate funds. In connection with the reorganization, certain VIP Funds will adopt new investment advisory agreements and will amend or eliminate some of their fundamental investment restrictions.

      To eliminate the duplicate funds, we propose that:

o     The TVP Trust transfer all of its assets and liabilities to the VIP Trust;

o The VIP Trust issue shares of the VIP Funds which correspond to the TVP Funds in exchange for the TVP Trust's assets and liabilities;

o The TVP Trust distribute shares of the corresponding VIP Funds to shareholders of the TVP Trust; and

o     The TVP Trust be dissolved.

HOW WILL THE SHARES BE EXCHANGED AND DISTRIBUTED?

     In exchange for the transferred assets and liabilities of the TVP Funds, the TVP Trust will issue shares of the corresponding VIP Funds. The VIP Trust will issue the number of full or fractional shares equal to the dollar value of the shares of the corresponding TVP Fund that are outstanding immediately before the reorganization. The shareholders of class 1 shares of the TVP Trust will receive class 1 shares of the corresponding VIP Fund. The shareholders of class 2 shares of the TVP Trust will receive class 2 shares of the corresponding VIP Fund. The shareholder of class 3 shares of the TVP Trust will receive class 3 shares of the corresponding VIP Fund. TVP Trust shareholders will also receive any unpaid dividends or distributions that would be declared before the reorganization of the TVP Trust. The VIP Trust will establish an account for each shareholder of the TVP Trust reflecting the number of VIP Fund shares distributed to that shareholder. The VIP Trust will not issue share certificates.

WHAT WILL HAPPEN WITH THE TVP FRANKLIN S&P 500 INDEX FUND AND THE TVP FRANKLIN STRATEGIC INCOME INVESTMENTS FUND?

     Two new VIP Funds will be created with the same features of the TVP Franklin S&P 500 Index and TVP Franklin Strategic Income Investments Funds. The VIP Trust has taken all actions required by state law and its controlling trust documents to establish the new VIP Funds. The new VIP Funds thus will be eligible to receive the assets of the corresponding TVP Funds. The VIP Trust will file a registration statement to add these two new funds. Because the VIP Funds will adopt the features of the current corresponding TVP Funds, the registration for the new VIP Funds is not anticipated to be materially different from those of the TVP Funds. The SEC must declare this registration statement effective prior to or concurrent with the reorganization.

CAN THE REORGANIZATION BE DELAYED OR TERMINATED?

     Yes. In order for us to complete the reorganization, all the conditions contained in a reorganization agreement between the TVP Trust and VIP Trust must be satisfied.

     One condition is your approval of the reorganization. We are required to obtain approval of the reorganization from each of the TVP Fund's shareholders. If we do not receive enough votes for the reorganization of any TVP Fund, the reorganization will not be completed for that TVP Fund. In such case, we will consider what further action is appropriate for that TVP Fund. We are also required to obtain separate approval from the shareholders of each VIP Fund for which we propose to adopt a new investment advisory agreement. If we do not receive enough votes for the approval of the new investment advisory agreement from the shareholders of any of the applicable VIP Fund, we will complete the reorganization. The old investment advisory agreement will continue in effect for the combined corresponding funds. Finally, we are seeking approval to change the fundamental investment restrictions for certain VIP Funds. If we do not receive enough votes for the proposals, we will complete the reorganization, but the current fundamental investment restrictions will continue to apply.

     The TVP Trust and VIP Trust may agree to terminate the reorganization at any time, before or after approval by shareholders. In addition, if any condition in the agreement that benefits the VIP Trust has not been satisfied, the VIP Trust may terminate the reorganization, unless the VIP Trust agrees to waive the condition. Likewise, if any condition in the agreement that benefits the TVP Trust has not been satisfied, then the TVP Trust may terminate the reorganization, unless the TVP Trust agrees to waive the condition.

WHAT ARE THE TAX CONSEQUENCES?

     In the opinion of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, special counsel to the TVP Trust and the VIP Trust, based upon certain assumptions and representations, it is not expected that shareholders of the TVP Funds will recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the TVP Funds for shares of the corresponding VIP Funds or that VIP Trust will recognize any gain or loss upon receipt of the assets of the TVP Funds.

     The TVP Trust and VIP Trust have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (IRS) with respect to the federal income tax consequences of the reorganization. The opinion of Jorden Burt Boros Cicchetti Berenson & Johnson LLP with respect to the tax consequences of the reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

WHO WILL PAY THE EXPENSES?

     The TVP Trust and VIP Trust have agreed that the cost to accomplish the reorganization will be split among the TVP Trust and VIP Trust and the investment advisers to the funds. These costs include costs of obtaining the necessary approvals for the reorganization, as well as legal fees and accounting fees for preparing this document, fees for mailing this document and expenses for holding the special meetings.

HOW WOULD THE REORGANIZATION CHANGE THE FUNDS' STATEMENT OF CAPITAL?

     The following tables show the capitalization of the TVP Funds and the corresponding VIP Funds as of June 30, 1999 and on a pro forma basis as of that date giving effect to the proposed reorganization.

                                                VIP FRANKLIN
                      TVP FRANKLIN LARGE CAP  LARGE CAP GROWTH
                      GROWTH INVESTMENTS FUND  SECURITIES FUND    PRO FORMA
NET ASSETS
   Class 1                   $488,589         $355,536,656        $356,025
   Class 2                        n/a                 n/a              n/a
NET  ASSET  VALUE PER
SHARE
   Class 1                        $13.13              $18.06           $18.06
   Class 2                        n/a                 $18.02           $18.02
SHARES OUTSTANDING
   Class 1                     37,220          19,689,451       19,716,505
   Class 2                        n/a              17,055           17,055


                      TVP FRANKLIN SMALL CAP    VIP FRANKLIN
                         INVESTMENTS FUND      SMALL CAP FUND     PRO FORMA
NET ASSETS
   Class 1                   $482,735         $299,177,022      $299,659,757
   Class 2                $19,867,737             $78,214       $19,945,951
NET  ASSET  VALUE PER
SHARE
   Class 1                        $10.74              $15.98           $15.98
   Class 2                        $10.73              $15.95           $15.95
SHARES OUTSTANDING
   Class 1                     44,934          18,724,755       18,754,964
   Class 2                  1,852,384               4,903        1,250,529


                         TVP MUTUAL SHARES       VIP MUTUAL
                         INVESTMENTS FUND          SHARES         PRO FORMA
                                               SECURITIES FUND
NET ASSETS
   Class 1                 $2,456,111         $496,887,152      $499,324,045
   Class 2                 $1,210,949            $442,187       $1,653,101
NET  ASSET  VALUE PER
SHARE
   Class 1                        $11.16              $13.70           $13.70
   Class 2                        $11.15              $13.68           $13.68
SHARES OUTSTANDING
   Class 1                    220,178          36,256,033       36,435,311
   Class 2                    108,637              32,326          120,846


                                                VIP TEMPLETON
                        TVP TEMPLETON ASSET     GLOBAL ASSET
                          ALLOCATION FUND      ALLOCATION FUND    PRO FORMA
NET ASSETS
   Class 1               $660,891,561         $70,553,184       $731,341,753
   Class 2                $15,490,118             $43,061       $15,531,081
NET  ASSET  VALUE PER
SHARE
   Class 1                        $21.11              $13.32           $13.32
   Class 2                        $21.05              $13.29           $13.29
SHARES OUTSTANDING
   Class 1                 31,309,340           5,297,517       54,914,001
   Class 2                    735,922               3,239        1,168,786






                      TVP TEMPLETON BOND FUND   VIP TEMPLETON     PRO FORMA
                                                GLOBAL INCOME
                                               SECURITIES FUND
NET ASSETS
   Class 1                $23,523,321         $113,608,897      $137,145,104
   Class 2                   $289,795             $82,432         $372,240
NET  ASSET  VALUE PER
SHARE
   Class 1                        $10.04              $12.20           $12.20
   Class 2                        $10.03              $12.18           $12.18
SHARES OUTSTANDING
   Class 1                  2,343,325           9,311,962       11,240,103
   Class 2                     28,891               6,766           30,559


                                                VIP TEMPLETON
                           TVP TEMPLETON         DEVELOPING
                      DEVELOPING MARKETS FUND  MARKETS EQUITY     PRO FORMA
                                                    FUND
NET ASSETS
   Class 1               $268,035,925         $188,802,531      $456,676,620
   Class 2                $35,071,995            $587,362       $35,649,221
NET  ASSET  VALUE PER
SHARE
   Class 1                         $7.23               $9.39            $9.39
   Class 2                         $7.21               $9.38            $9.38
SHARES OUTSTANDING
   Class 1                 37,062,731          20,102,042       48,646,869
   Class 2                  4,862,951              62,613        3,801,632

                                                VIP TEMPLETON
                           TVP TEMPLETON        INTERNATIONAL
                        INTERNATIONAL FUND       EQUITY FUND      PRO FORMA
NET ASSETS
   Class 1               $996,310,751         $824,805,932      $1,821,453,295
   Class 2                $81,169,758          $4,293,014       $85,472,863
NET  ASSET  VALUE PER
SHARE
   Class 1                        $19.85              $17.30           $17.30
   Class 2                        $19.77              $17.27           $17.27
SHARES OUTSTANDING
   Class 1                 50,203,995          47,685,867       105,276,084
   Class 2                  4,105,074             248,579        4,948,623


                                                VIP TEMPLETON
                        TVP TEMPLETON STOCK     GLOBAL GROWTH     PRO FORMA
                               FUND                 FUND
NET ASSETS
   Class 1               $620,428,154         $732,163,775      $1,352,733,204
   Class 2                $27,435,349          $1,481,045       $28,919,051
NET  ASSET  VALUE PER
SHARE
   Class 1                        $21.28              $16.54           $16.54
   Class 2                        $21.21              $16.52           $16.52
SHARES OUTSTANDING
   Class 1                 29,158,278          44,256,213       81,766,984
   Class 2                  1,293,337              89,660        1,750,395


                       TVP FRANKLIN S&P 500   VIP FRANKLIN S&P
                            INDEX FUND         500 INDEX FUND     PRO FORMA
NET ASSETS
   Class 1                        n/a                 n/a                   n/a
   Class 2                        n/a                 n/a                   n/a
   Class 3                        n/a                 n/a                   n/a
NET  ASSET  VALUE PER
SHARE
   Class 1                        n/a                 n/a                   n/a
   Class 2                        n/a                 n/a                   n/a
   Class 3                        n/a                 n/a                   n/a
SHARES OUTSTANDING
   Class 1                        n/a                 n/a                   n/a
   Class 2                        n/a                 n/a                   n/a
   Class 3                        n/a                 n/a                   n/a

                      TVP FRANKLIN STRATEGIC    VIP FRANKLIN
                      INCOME INVESTMENTS FUND STRATEGIC INCOME    PRO FORMA
                                               SECURITIES FUND
NET ASSETS
   Class 1                 $3,308,832                 n/a       $3,308,832
   Class 2                        n/a                 n/a              n/a
NET  ASSET  VALUE PER
SHARE
   Class 1                         $9.86              n/a               $9.86
   Class 2                        n/a                 n/a              n/a
SHARES OUTSTANDING
   Class 1                    335,659                 n/a          335,659
   Class 2                        n/a                 n/a              n/a

 PROPOSALS 3 & 4 - CHANGES TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE VIP
   TEMPLETON GLOBAL ASSET ALLOCATION FUND, TEMPLETON DEVELOPING MARKETS EQUITY
            FUND AND TEMPLETON INTERNATIONAL EQUITY FUND INTRODUCTION


WHY ARE WE PROPOSING AMENDMENTS OR ELIMINATING CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS?

     Recent changes in federal law no longer require certain investment restrictions of the funds. The changes are consistent with the reorganization by making the fundamental investment restrictions more like the larger corresponding TVP Funds.. The changes also are consistent with Franklin Templeton's goal of standardizing restrictions among all of the funds in the Franklin Templeton group of funds. We are proposing to make changes to the fundamental investment restrictions as shown in the chart below:


---------------------------------------------------------------------------------------
                                         VIP TEMPLETON   VIP TEMPLETON        VIP
              RESTRICTION                 GLOBAL ASSET     DEVELOPING      TEMPLETON
                                           ALLOCATION    MARKETS EQUITY  INTERNATIONAL
                                              FUND            FUND        EQUITY FUND
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

PROPOSAL    3    -    MODIFICATION    OF
RESTRICTIONS  (each sub-proposal must be
individually approved)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(a)  Diversification                           X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(b)  Borrowing                                 X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(c)  Lending                                   X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(d)  Underwriting                              X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(e)  Concentration                             X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(f)  Senior Securities                         X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(g) Real Estate and Commodities*               X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
PROPOSAL    4    -    ELIMINATION     OF
RESTRICTIONS
(all  of  the  following  approved  as a
group)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Illiquid Securities**                          X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Exercising Control or Management               X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Unseasoned Companies                          N/A              X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Margin Securities                              X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Securities with Unlimited Liability            X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Restricted Securities                         N/A              X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Management Ownership of Securities             X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Compliance with Section 817(h)                 X               X               X
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Warrants                                      N/A              X              N/A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Unlisted Foreign Issuers                      N/A              X              N/A
---------------------------------------------------------------------------------------

*Currently two restrictions that will be combined into one.
**There are two restrictions with respect to illiquid securities that we are proposing to eliminate.

     Each fund is subject to certain investment restrictions that govern the fund's investment activities. Under the 1940 Act, certain investment restrictions are required to be "fundamental," which means that they can only be changed by a shareholder vote.

     Recently, certain legal and regulatory requirements applicable to mutual funds changed. Each fund currently is subject to fundamental investment restrictions that are either more restrictive than required under current law regarding diversification, and borrowing and lending by these funds. Accordingly, we are recommending the amendment to these fundamental investment restrictions.

     The proposed changes will not affect any fund's investment goal. Although the proposed changes in fundamental investment restrictions will provide each fund greater flexibility to respond to future investment opportunities, we do not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the fund. We do not anticipate that the proposed changes will materially affect the manner in which any fund is managed.

     PROPOSAL 3: TO APPROVE AMENDMENTS TO CERTAIN OF THE FUNDS' FUNDAMENTAL
                             INVESTMENT RESTRICTIONS
        (THIS PROPOSAL INVOLVES SEPARATE VOTES ON SUB-PROPOSALS 3A - 3G)

    SUB-PROPOSAL 3A: TO AMEND THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTION
                   REGARDING DIVERSIFICATION OF INVESTMENTS.

     The 1940 Act prohibits a "diversified" fund from purchasing securities of any one issuer if, at the time of purchase, as to 75% of the fund's total assets, more than 5% of the fund's total assets would be invested in securities of that issuer, or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to these limitations. Under the 1940 Act, as recently amended, these 5% and 10% limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or to the securities of other investment companies.

     While the 1940 Act excludes the securities of other investment companies and the U.S. government and its agencies and instrumentalities, each fund's current restriction does not include a carve out for the securities of other investment companies. In addition, although the 1940 Act prohibits a fund from owning or holding more than 10% of the "outstanding voting securities" of an issuer, each fund's current restriction prohibits the fund from holding more than 10% of "any or all classes" of the securities of an issuer. Since each fund's restriction excludes a broader class of securities from the 10% limitation, it is more restrictive than the 1940 Act.

WHAT EFFECT WILL THE CHANGE IN THE CURRENT INVESTMENT DIVERSIFICATION RESTRICTION HAVE ON THE FUNDS?

     Amending each fund's diversification policy would make it consistent with the current definition of a diversified investment company under the 1940 Act, and would provide each fund with greater investment flexibility. The proposed restriction is similar to the current restriction. The most significant change in the proposed restriction is that it excludes other investment companies securities from the 5% and 10% limitations. With this exclusion, each fund would be able to invest cash held at the end of the day in money market funds or other short-term investments without regard to the 5% and 10% investment limitations. Each fund, together with the other Franklin Templeton funds, has obtained an exemptive order from the SEC (the "Cash Sweep Order") which permits the Franklin Templeton funds to invest their uninvested cash in one or more Franklin or Templeton money market funds. Amending each fund's current restriction would permit each fund to take advantage of the investment opportunities presented by the Cash Sweep Order, since the Cash Sweep Order contemplates relief from the 1940 Act restrictions relating to the permissible percentage investments in other investment companies.

SUB-PROPOSAL 3B:  TO AMEND THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTION
                  REGARDING BORROWING.

     Investment companies must impose certain limitations on their borrowing activities. The limitations on borrowing are generally designed to protect shareholders and their investments by restricting a fund's ability to subject its assets to the claims of creditors who might have a claim to the fund's assets that would take precedence over the claims of shareholders. A fund's borrowing restriction must be fundamental.

     Federal law allows a fund to borrow from banks up to one-third of its total assets (including the amount borrowed). In addition, a fund may borrow up to 5% of its total assets for temporary purposes from any person. Funds typically borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This technique allows a fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

      WHAT EFFECT WILL THE CHANGE IN THE CURRENT BORROWING RESTRICTION HAVE ON A FUND?

     The VIP Templeton International Fund is presently limited to borrowing up to 5% of the value of its total assets for any reason, except from banks for temporary emergency purposes only. In addition, the current restriction does not specifically limit the fund's overall ability to borrow up to the 33 1/3% allowed under current law. The VIP Templeton International Fund's current restriction also states that the fund may not borrow in excess of 5% "for direct investment in securities." The 1940 Act limits on borrowing historically were interpreted to prohibit mutual funds from making additional investments in securities while borrowings exceeded 5% of total assets. However, such a 5% limit is not required under the 1940 Act, rather it originated from informal regulatory positions. Accordingly, under the proposed restriction, each fund would be permitted to make additional investments, even if borrowings exceed 5% of total assets.

     The VIP Templeton Global Asset Allocation and VIP Templeton Developing Markets Equity Funds' restriction only permit them to borrow from banks an amount not exceeding one-third of the value of the fund's total asset including the amount borrowed. The proposed restriction would clarify that each fund may borrow: (1) from banks to the extent permitted by the 1940 Act or any exemptions therefrom, and (2) from any person for temporary purposes. However, in either case, all borrowings must not exceed 33 1/3% of total assets.

     The proposed restriction also permits each fund to borrow cash from affiliated investment companies. Each fund, together with other Franklin Templeton funds, has requested an order from the SEC that would permit each fund to borrow money from affiliated Franklin Templeton funds (the "Interfund Borrowing and Lending Order.") As discussed in Sub-Proposal 2c, the Interfund Borrowing and Lending Order also would permit each fund to lend money to other Franklin Templeton funds. If the Interfund Borrowing and Lending Order is approved, the proposed restriction would permit each fund, under certain circumstances, to borrow money from other Franklin Templeton funds at rates which are more favorable than those which each fund would receive if it borrowed from banks or other lenders.

     Since the proposed borrowing restriction would provide each fund with greater borrowing flexibility, each fund may be subject to additional costs, as well as the risks inherent to borrowing, such as reduced total return.

SUB-PROPOSAL 3C:  TO AMEND THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTION
                  REGARDING LENDING.

     Certain investment techniques could, under certain circumstances, be considered to be loans. For example, if a fund invests in debt securities, such investments might be considered to be loans from each fund to the issuer of the debt securities. In order to ensure that a fund may invest in bonds, debentures or other debt securities or repurchase agreements, which could technically be characterized as the making of loans, each fund's current fundamental restriction excludes these securities from the restrictions. In addition, each fund's fundamental policy explicitly permits each fund to lend its portfolio securities. Securities lending is a practice that has become common in the mutual fund industry and involves the temporary loan of portfolio securities to parties who use the securities for the settlement of securities transactions. The collateral delivered to a fund in connection with such a transaction is then invested to provide the fund with additional income it might not otherwise have. Securities lending involves certain risks if the borrower fails to return the securities.

     WHAT EFFECT WILL STANDARDIZATION OF THE CURRENT LENDING RESTRICTION HAVE ON THE FUNDS?

     The proposed restriction would provide each fund with greater lending flexibility. While the proposed restriction retains the carve-outs in the existing restriction, it also would provide each fund with additional flexibility to make loans to affiliated investment companies to the extent permitted by the Interfund Borrowing and Lending Order. If the Interfund Borrowing and Lending Order is approved, the proposed restriction would permit each fund, under certain conditions, to lend cash to other Franklin Templeton funds at rates higher than those which the fund would receive if the fund loaned cash to banks through short term lendings such as repurchase agreements. We anticipate that this additional flexibility to lend cash to affiliated investment companies would provide additional investment opportunities, and would enhance each fund's ability to respond to changes in legal, market, industry or regulatory conditions.

SUB-PROPOSAL 3D:  TO AMEND EACH FUND'S FUNDAMENTAL INVESTMENT RESTRICTION
                  REGARDING UNDERWRITING.

     Under the 1940 Act, a fund's policy concerning underwriting is required to be fundamental. Under the federal securities laws, a person or company generally is considered an underwriter if it participates in the public distribution of securities of OTHER ISSUERS, usually by purchasing the securities from the issuer with the intention of re-selling the securities to the public. From time to time, a mutual fund may purchase a security for investment purposes which it later sells or redistributes to institutional investors or others under circumstances where a fund could possibly be considered to be an underwriter under the technical definition of underwriter contained in the securities laws. For example, funds often purchase securities in private securities transactions where a resale could raise a question relating to whether or not the fund is technically acting as an underwriter. However, recent SEC interpretations clarify that re-sales of privately placed securities by institutional investors do not make the institutional investor an underwriter in these circumstances. The proposed restriction encompasses these SEC positions.

     WHAT EFFECT WILL CHANGING THE CURRENT UNDERWRITING RESTRICTION HAVE ON THE FUNDS?

     The proposed restriction is substantially similar to each fund's current restriction. As with the current restriction, the proposed restriction specifically permits the funds to resell restricted securities in those instances where there may be a question as to whether a fund is technically acting as an underwriter. The proposed underwriting restriction also clarifies that a fund may sell its own shares without being deemed an underwriter. Under the 1940 Act, a mutual fund will not be considered an underwriter if it sells its own shares pursuant to a written distribution plan that complies with Rule 12b-1 of the 1940 Act.

     Furthermore, the new restriction would help each fund achieve the goal of amending the language of the investment restrictions to reflect current SEC interpretations. It is not anticipated that adoption of the proposed restriction would involve any additional risk since it would not affect the way each fund is currently managed.

SUB-PROPOSAL 3E:  TO AMEND THE FUNDS FUNDAMENTAL INVESTMENT RESTRICTIONS
                  REGARDING INVESTMENTS IN REAL ESTATE AND COMMODITIES.

     Under the 1940 Act, a fund's restrictions regarding investments in real estate and commodities must be fundamental. Each fund presently has two separate investment restrictions that govern each fund's ability to invest in real estate and commodities. The proposed standardized restriction would combine these two restrictions into one, as well as clarify the types of financial commodities and other instruments in which each fund may invest.

      WHAT EFFECT WILL COMBINING AND REVISING THE REAL ESTATE AND COMMODITIES RESTRICTIONS HAVE ON THE FUNDS?

     The proposed restriction would combine the limitations on investing in both real estate and commodities into one restriction.

     Real Estate: Each fund's current restriction states that the fund may not invest in real estate, but it specifically excludes "first mortgage loans or other direct obligations secured by real estate" from the restriction. Since an investment in first mortgage loans or other obligations secured by real estate would not be considered a direct investment in real estate, the proposed restriction would continue to permit such an investment. The proposed restriction would specifically reference each fund's ability to purchase securities of real estate investment trusts ("REITs") to the extent that an investment in REITs would otherwise meet each fund's investment criteria. Investing in REITs has gained popularity since the early 1990s, and the number of REITs available for investment has also increased dramatically.

     Each fund will continue to be prohibited from directly purchasing or selling real estate. It is not anticipated that the proposed restriction would involve any additional risk to the funds as the funds do not currently, and have not in the past, invested in real estate or REITs. Therefore, the proposed restriction will not affect the way the funds are currently managed.

     COMMODITIES: Generally, commodities are considered to be physical commodities such as wheat, cotton, rice and corn. However, futures contracts, including financial futures contracts such as those related to currencies, stock indices or interest rates, are also considered to be commodities. Funds typically invest in such contracts and options on contracts for hedging or other investment purposes. The proposed restriction clarifies that each fund has the flexibility to invest in financial futures contracts and related options. The proposed restriction would permit investment in financial futures instruments for either investment or hedging purposes. Although each fund hasalways had the ability to invest in options on securities and options on futures, they have not done so. Each fund does not intend to begin investing in financial futures contracts and related options. Therefore, it is not anticipated that the proposed restriction would involve any additional risk. Using financial futures instruments can involve substantial risks, and will be utilized only if the investment adviser believes such risks are advisable.

SUB-PROPOSAL 3F:  TO AMEND EACH FUND'S FUNDAMENTAL INVESTMENT RESTRICTION
                  REGARDING ISSUING SENIOR SECURITIES.

     Under the 1940 Act, a fund must have an investment policy describing its ability to issue senior securities. A "senior security" is an obligation of a fund with respect to its earnings or assets that takes precedence over the claims of the fund's shareholders with respect to the same earnings or assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities in order to limit the use of leverage. In general, a fund uses leverage when it borrows money to enter into securities transactions, or acquires an asset without being required to make payment until a later time.

     SEC staff interpretations allow a fund to engage in a number of types of transactions which might otherwise be considered to create "senior securities" or "leverage," so long as the fund meets certain collateral requirements designed to protect shareholders. For example, some transactions that may create senior security concerns include short sales, certain options and futures transactions, reverse repurchase agreements and securities transactions that obligate the fund to pay money at a future date (such as when-issued, forward commitment or delayed delivery transactions). When engaging in such transactions, a fund must mark on its books or its custodian bank's books, or set aside money or securities with its custodian bank to meet the SEC staff's collateralization requirements. This procedure effectively eliminates a fund's ability to engage in leverage for these types of transactions.

     A number of each fund's current fundamental and non-fundamental investment restrictions relate to senior securities. For example, each fund currently is prohibited from purchasing securities on margin and making short sales. Each fund was originally required by the states to have fundamental restrictions regarding these transactions. These types of transactions also raise senior security issues under the federal securities laws. In addition, each fund presently has a non-fundamental policy under which it may not "pledge, mortgage or hypothecate its assets as security for loans (except to the extent of allowable temporary loans)." These types of transactions are generally considered to raise senior security concerns. Adopting Sub-Proposal 3f would consolidate into one investment restriction: (1) a concise statement of each fund's senior security restriction, as well as (2) each fund's current fundamental and non-fundamental restrictions that address senior security issues. The part of each fund's current restriction relating to the purchase of securities on margin is proposed to be eliminated in Proposal 4. The restriction on short sales would be carved out of the new senior securities restriction, as further described below.

      WHAT EFFECT WILL AMENDING THE RESTRICTION REGARDING ISSUING SENIOR SECURITIES HAVE ON THE FUNDS?

     The proposed restriction would permit each fund to engage in permissible types of leveraging transactions. The proposed restriction would permit a fund to engage in options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions. The proposed restriction also would permit a fund to make short sales as permitted under the 1940 Act, and any exemptions available under the 1940 Act. Essentially, the proposed restriction clarifies a fund's ability to engage in those investment transactions (such as repurchase transactions) that, while appearing to raise senior security concerns, have been interpreted as not constituting the issuance of senior securities under the federal securities laws.

     The Board does not anticipate that any additional risk to a fund will occur if the fund combines the current fundamental restriction with the non-fundamental restriction to result in one, standardized, fundamental investment restriction regarding senior securities.

SUB-PROPOSAL 3G:  TO AMEND EACH FUND'S FUNDAMENTAL INVESTMENT RESTRICTION
                  REGARDING CONCENTRATION OF THE FUND'S INVESTMENTS IN THE SAME INDUSTRY.

     Under the 1940 Act, a fund's policy of concentrating its investments in securities of companies in the same industry must be fundamental. Under the federal securities laws, a mutual fund "concentrates" its investments if it invests more than 25% of its "net" assets (exclusive of certain items such as cash, U.S. government securities, securities of other investment companies, and tax-exempt securities) in a particular industry or group of industries. A fund is not permitted to concentrate its investments in a particular industry unless it so states.

     WHAT EFFECT WILL AMENDING THE CURRENT RESTRICTION REGARDING INDUSTRY CONCENTRATION HAVE ON THE FUNDS?

     Each fund's existing fundamental restriction recites the fund's concentration policy and states that the fund may not invest more than 25% of its assets in any single industry. The proposed restriction provides each fund with marginally added flexibility because, consistent with SEC interpretations, it exempts from the 25% limitation: (i) securities of other investment companies, and (ii) securities issued or guaranteed by the U. S. government or any of its agencies or instrumentalities. It also recites the current federal securities law requirement with respect to concentration that limits investments to "net" as opposed to "total" assets. While the proposed restriction does not address specifically the timing of the application of the concentration policy, as the current restriction does, the parenthetical clarifying that a fund may not "invest" more than 25% of its assets in the securities industry is adequate to reflect that the test applies at the time of investment. The investment flexibility provided by the new concentration restriction will help each fund respond to future legal, regulatory, market or technical changes. However, adoption of the proposed restriction is not expected to change materially the way in which each fund currently is managed as each fund does not intend to begin concentrating in shares of other investment companies or the U. S. government or any of its agencies or instrumentalities.


                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                      THAT YOU APPROVE SUB-PROPOSALS 3A-3G

   PROPOSAL 4: TO APPROVE THE ELIMINATION OF CERTAIN OF THE FUNDS' FUNDAMENTAL
               INVESTMENT RESTRICTIONS

WHICH FUNDAMENTAL INVESTMENT RESTRICTIONS IS THE BOARD RECOMMENDING THAT THE FUNDS ELIMINATE?

     Each fund has several fundamental investment restrictions that were originally drafted pursuant to state laws and regulations. Because of recent changes in law and recent SEC staff positions, these laws and regulations are no longer relevant to the fund. Thus, each fund is no longer legally required to include some of the current restrictions among its fundamental investment restrictions. Eliminating these investment restrictions will further the goal of the reorganization by making the fundamental investment restrictions more like the larger corresponding TVP Funds. In addition, it will standardize these funds fundamental investment restrictions with others in the Franklin Templeton group of funds. We have determined that all of these current fundamental investment restrictions should be eliminated.

      ILLIQUID AND RESTRICTED SECURITIES

     Each fund has fundamental investment restrictions that limit its ability to invest in illiquid securities and to purchase restricted securities. Illiquid securities are securities that may not be readily sold within seven days at the price at which they are being accounted. Similarly, restricted securities are subject to certain contractual or other restrictions on their resale. Restricted securities are often considered to be illiquid because their disposition is often difficult or requires more than seven days. We recommend that all these fundamental investment restrictions be eliminated. These restrictions likely originated under certain state securities laws and are no longer required by the states. The SEC does not require a fund's illiquid securities restriction to be fundamental. In addition, there is currently no SEC requirement that a fund state a restricted securities policy.

     Under the current restrictions, each fund is prevented from investing more than 10% of its assets in securities that are illiquid. The SEC recently amended its position to permit funds to invest up to 15% of their assets in illiquid securities. However, each fund may not take advantage of this new SEC position because its existing policies relating to investments in illiquid securities are both fundamental and contain a lower percentage limitation. Since the current policy is fundamental, it may only be changed by a shareholder vote. Eliminating this as a fundamental policy would enable each fund to both take advantage of the current SEC position and to respond to future SEC changes in this area without the delay and expense of a shareholder vote, thereby providing each fund with additional investment flexibility. Although each fund's policy relating to illiquid securities would no longer be fundamental, each fund would continue to be subject to the SEC rules and regulations in this area.

     The VIP Templeton Developing Markets Equity Fund and VIP Templeton International Equity Fund have adopted restrictions on the purchase of restricted securities. Current SEC rules have substantially increased the number of restricted securities that can now be considered liquid and, in addition, have given to the trustees the ability to determine, under specific guidelines, that a security is liquid. The most common form of liquid restricted securities would be Rule 144A securities. Elimination of this restriction would allow these funds greater flexibility to invest in restricted securities.

     Elimination of these restrictions should not have an impact on the day-to-day management of any fund as each fund does not currently intend to increase the percentages in which each fund invests in either illiquid or restricted securities.

      FOREIGN ISSUERS

     The VIP Templeton Developing Markets Fund has an investment restriction that provides that it will not invest more than 15% of its assets in securities of foreign issuers not listed on a recognized U.S. or foreign securities exchange, including no more than 10% in illiquid investments. The nature of the foreign securities markets has changed considerably since this restriction was adopted, including a greater variety of foreign securities that are not traded on a securities exchange. Elimination of this restriction would allow the fund greater flexibility to invest in securities that are now commonplace in the global securities market.

     Elimination of this restriction, however, should not have an impact on the day-to-day management of the fund as it does not currently intend to increase the percentages in which it invests in either unlisted or illiquid foreign securities.

      CONTROL OR MANAGEMENT

     Each fund has adopted a current fundamental investment restriction that limits each fund's ability to invest for purposes of exercising control or management. This restriction was enacted in response to various state securities laws and is no longer required. Typically, if a fund acquires a large percentage of the securities of a single issuer, it will be deemed to have invested in such issuer for the purposes of exercising control or management. This restriction was intended to ensure that a mutual fund would not make investments in order to become engaged in the business of managing another company or to influence management.

     Eliminating this restriction will not have any impact on the day-to-day management of any fund because each fund has not in the past, and has no present intention, of investing in an issuer for the purposes of exercising control or management. Further, the goal of this restriction, namely to limit a fund's ability to control another issuer, is embodied in the 1940 Act diversification rule, which is proposed to be incorporated in the proposed investment restriction relating to diversification (described in Sub-Proposal 3a). The diversification restriction limits each fund's ability to own more than a certain percentage of any one issuer, which acts to limit its ability to exercise control or management over another company.

      UNSEASONED COMPANIES

     Each fund, except the VIP Templeton Global Asset Allocation Fund, has adopted a current fundamental investment restriction that limits each fund's ability to invest in companies which have a record of less than three years of continuous operations. Such relatively new companies are considered to be unseasoned companies. This restriction was originally included in response to the various state law requirements to which mutual funds were previously subject. This restriction was intended to ensure a fund's stability through its investment in companies with a proven track record.

     Elimination of this restriction should not have an impact on the day-to-day management of any fund as each fund has not previously, nor does it currently intend, to invest in unseasoned companies.

      SECURITIES ON MARGIN

     Each fund has adopted a current fundamental investment restriction that limits each fund's ability to purchase securities on margin or sell securities short. This restriction was originally included in response to various state law requirements. Each fund is no longer required by state law to retain specific fundamental policies regarding these types of investment activities.

     As a general matter, elimination of this fundamental restriction relating to purchasing securities on margin should not have an impact on the day-to-day management of any fund, since the 1940 Act prohibitions on these types of transactions would continue to apply to each fund.

      SECURITIES WITH UNLIMITED LIABILITY

     Each fund has adopted a current fundamental investment restriction that limits each fund's ability to invest in assessable securities or securities involving unlimited liability on the part of the fund. This restriction was originally included to comply with various state laws. Each fund is no longer required to include this as a fundamental policy.

     Elimination of this restriction should not have an impact on the day-to-day management of any fund as each fund has not previously, nor does it currently intend, to invest in securities with unlimited liability.

      MANAGEMENT OWNERSHIP OF SECURITIES

     Each has a current restriction that limits each fund's ability to invest in securities issued by companies whose securities are owned in certain amounts by trustees and officers of the fund, or by its investment adviser. This policy originated many years ago with a now obsolete state securities law.

     As a general matter, elimination of this fundamental restriction should not have an impact on the day-to-day management of any fund, as the 1940 Act restrictions still apply to each fund.

      TAX DIVERSIFICATION FOR VARIABLE ANNUITY FUNDS

     Each fund has adopted a restriction that prohibits the fund from investing in a manner that does not comply with the investment diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"). Section 817(h) of the Code applies to investment companies, like each fund, which are held by segregated asset accounts of one or more insurance companies, and which are only available to the public through the purchase of a variable contract or under certain employee benefit plans. Under Section 817(h) of the Code and applicable Treasury Regulations, each fund will be "adequately diversified" for purposes of the Code, if: (i) no more than 55% of the value of the total assets of the fund may be represented by any one investment, (ii) no more than 70% by any two investments, (iii) no more than 80% by any three investments, and (iv) no more than 90% by any four investments. Each fund seeks to maintain compliance with the diversification provisions set forth in the Code and the Treasury Regulations in order to take advantage of certain tax opportunities available to insurance funds.

     As a general matter, elimination of this fundamental restriction should not have an impact on the day-to-day management of each fund since the restrictions of the Code and applicable Treasury Regulations will continue to apply to each fund, and each fund will continue to invest in a manner which complies with the diversification rules set forth in Section 817(h) of the Code and applicable Treasury Regulations.

      WARRANTS

     The VIP Templeton Developing Markets Fund has an investment restriction that prohibits it from investing more than 5% of its assets in warrants, whether or not listed on the New York Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This policy originated many years ago with now obsolete state securities law.

     As a general matter, elimination of this fundamental restriction should not have an impact on the day-to-day management of the fund as it has not previously, nor does it currently intend, to invest in warrants in any significant excess of these prior limitations.

WHY ARE WE RECOMMENDING THAT THE RESTRICTIONS BE ELIMINATED?

     We have determined that eliminating the restrictions is consistent with the federal securities laws. Moreover, eliminating these restrictions is consistent with the goals of the reorganization. This will also modify each fund's list of fundamental restrictions to standardized investment restrictions adopted by other Franklin and Templeton funds. By both standardizing and reducing the total number of investment restrictions that can be changed only by a shareholder vote, we believe that each fund will be able to minimize the costs and delays associated with holding future shareholder meetings to revise fundamental policies that become outdated or inappropriate.

     We believe that eliminating the restrictions is in the best interest of each fund's shareholders as it will provide each fund with increased flexibility to pursue its investment goal.

WHAT ARE THE RISKS, IF ANY, IN ELIMINATING THE RESTRICTIONS?

     We do not anticipate that eliminating the restrictions will result in any additional risk to any fund. Although each fund's current restrictions, as drafted, are no longer legally required, each fund's ability to invest in these areas will continue to be subject to the limitations of the 1940 Act, any exemptive orders granted under the 1940 Act, and the Code. Further, each fund has no current intention of changing its present investment practices as a result of eliminating these restrictions.

                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                           THAT YOU APPROVE PROPOSAL 4

                  VOTING INFORMATION AND PRINCIPAL SHAREHOLDERS


HOW ARE VOTES SOLICITED?

     We intend to solicit proxies by mail. In addition, the employees of (1) the Trusts and their affiliates and of (2) the insurance companies, may solicit voting instructions from you in person or by telephone. The cost of soliciting proxies and voting instructions is borne by the TVP Trust, VIP Trust and the investment advisers to the funds. The Trusts do not reimburse their employees and agents involved in the solicitation of proxies.

WHAT IS A QUORUM?

     A majority of the shares entitled to vote--present in person or represented by proxy--constitutes a quorum at the meeting. Shares abstaining on any item are counted as shares present and entitled to vote for purposes of determining the presence of a quorum.

HOW ARE VOTES COUNTED?

     The inspector of election will count the total number of votes cast "for" approval of each of the proposals for purposes of determining whether sufficient affirmative votes have been cast. Abstentions are counted towards quorum and will be treated as votes not cast. Approval of the proposals requires the affirmative vote of the shareholders. Thus, abstentions have the same effect as a negative vote.

CAN THE MEETINGS BE ADJOURNED?

     If a sufficient number of votes in favor of any of the proposals contained in the notice of special meeting is not received by the time scheduled for the meeting, the persons named in the proxy may propose one or more adjournments of the meeting to permit further solicitation of proxies with respect to that proposal. Any proposed adjournment requires the affirmative vote of a majority of shares present at the meeting.

     Your insurance company will vote in favor of an adjournment those shares which it is entitled to vote for that proposal. It will vote against an adjournment those shares required to be voted against that proposal. Any proposals for which sufficient favorable votes have been received by the time of the meeting may be acted upon and considered final regardless of whether the meeting is adjourned to permit additional solicitation with respect to any other proposal.

HOW MANY SHARES ARE OUTSTANDING?

      The number of outstanding shares for the TVP Funds on November 30, 1999 are as follows:

            NAME OF TVP FUND AND CLASS             SHARES ENTITLED TO VOTE

            TVP Franklin Large Cap Growth Investments Fund
                  Class
1................................................................ shares
------------------------------------------------------------------------
                  Class
2................................................................ shares
------------------------------------------------------------------------

            TVP Franklin Small Cap Investments Fund
                  Class
1................................................................ shares
------------------------------------------------------------------------
                  Class
2................................................................ shares
------------------------------------------------------------------------

            TVP Mutual Shares Investments Fund
                  Class
1................................................................ shares
------------------------------------------------------------------------
                  Class
2................................................................ shares
------------------------------------------------------------------------

            TVP Templeton Asset Allocation Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------


            TVP Templeton Bond Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            TVP Templeton Developing Markets Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            TVP Templeton International Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            TVP Templeton Stock Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            TVP Franklin S&P 500 Index Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------
                  Class
3................................................................shares
-----------------------------------------------------------------------

            TVP Franklin Strategic Income Investments Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

     The number of outstanding shares for the VIP Funds on November 30, 1999 are as follows:

            NAME OF VIP FUND AND CLASS             SHARES ENTITLED TO VOTE

            VIP Templeton Global Asset Allocation Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            VIP Templeton Developing Markets Equity Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

            VIP Templeton International Equity Fund
                  Class
1................................................................shares
-----------------------------------------------------------------------
                  Class
2................................................................shares
-----------------------------------------------------------------------

WHO ARE THE SHAREHOLDERS?

     The name, address and percentage of ownership of the shareholders that owned of record 5% or more of the TVP Funds on November 30, 1999, and the percentage of the corresponding VIP Funds that would be owned by these shareholders after completing the reorganization based upon their holdings on November 30, 1999 are as follows:


------------------------------------------------------------------------------------------

                                                                PERCENTAGE    PRO FORMA
                                                      CLASS OF   OF CLASS    PERCENTAGE
                                                      SHARES     OWNED ON    OF CLASS OF
         TVP TRUST              NAME AND ADDRESS        OWNED   RECORD DATE   VIP FUND
                                                                              OWNED ON
                                                                            CONSUMMATION
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Large Cap Growth   Templeton Funds Annuity   Class 1   47.01
Investments Fund            Company
                            100 Fountain Parkway
                            St. Petersburg, FL
                            33716-1205
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Large Cap Growth   COVA Financial Services   Class 1   49.7
Investments Fund            Life Insurance Company
                            One Tower Lane, Suite
                            3000
                            Oakbrook Terrace, IL
                            60181-4644
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap          Templeton Funds Annuity   Class 1   36.1
Investments Fund            Company
                            100 Fountain Parkway
                            St. Petersburg, FL
                            33716-1205
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap          COVA Financial Services   Class 1   60.9
Investments Fund            Life Insurance Company
                            One Tower Lane, Suite
                            3000
                            Oakbrook Terrace, IL
                            60181-4644
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap          Pruco Life Insurance      Class 2   64.22
Investments Fund            Company
                            213 Washington Street
                            Newark, NJ 07102-2992
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap          Travelers Life & Annuity  Class 2   27.03
Investments Fund            Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap          Pruco Life Insurance      Class 2   6.3
Investments Fund            Company of New Jersey
                            213 Washington Street
                            Newark, NJ 07102-2992
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mutual Shares Investments   COVA Financial Services   Class 1   88.6
Fund                        Life Insurance Company
                            One Tower Lane, Suite
                            3000
                            Oakbrook Terrace, IL
                            60181-4644
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mutual Shares Investments   Templeton Funds Annuity   Class 2   10.6
Fund                        Company
                            100 Fountain Parkway
                            St. Petersburg, FL
                            33716-1205
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mutual Shares Investments   Phoenix Home Life Mutual  Class 2   1005
Fund                        Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Asset Allocation  The Variable Annuity      Class 1   47.26
Fund                        Life Insurance Company
                            2929 Allen Parkway
                            Houston, TX 77019
------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------

Templeton Asset Allocation  Travelers Life & Annuity  Class 1   35.83
Fund                        Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Asset Allocation  Phoenix Home Life Mutual  Class 1   16.7
Fund                        Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Asset Allocation  Phoenix Home Life Mutual  Class 2   98.5
Fund                        Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Bond Fund         Travelers Life & Annuity  Class 1   53.53
                            Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Bond Fund         Phoenix Home Life Mutual  Class 1   45.35
                            Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Bond Fund         Glenbrook Life and        Class 2   1007
                            Annuity Company
                            3100 Sanders Road
                            Northbrook, IL 60062
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        IDS Life Insurance        Class 1   85.38
Markets Fund                Company
                            IDS Tower 10
                            Minneapolis, MN 55440
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        IDS Life Insurance        Class 1   5.6
Markets Fund                Company of New York
                            20 Madison Avenue
                            Extension
                            Albany, NY 12203
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        Phoenix Home Life Mutual  Class 2   30.35
Markets Fund                Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        CUNA Mutual Life          Class 2   33.29
Markets Fund                Insurance Company
                            2000 Heritage Way
                            Waverly, IA 50677
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        Minnesota Mutual Life     Class 2   23.4
Markets Fund                Insurance Company
                            400 Robert Street North
                            St. Paul, MN 55101-2098
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing        Travelers Life & Annuity  Class 2   10.8
Markets Fund                Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     The Variable Annuity      Class 1   78.26
Fund                        Life Insurance Company
                            2929 Allen Parkway
                            Houston, TX 77019
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     Phoenix Home Life Mutual  Class 1   8.1
Fund                        Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     Jefferson Pilot           Class 1   6.2
Fund                        Financial Insurance
                            Company
                            One Granite Place
                            P.O. Box 515
                            Concord, NH 03302-0515
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     Phoenix Home Life Mutual  Class 2   34.45
Fund                        Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     Travelers Life & Annuity  Class 2   38.93
Fund                        Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International     The Union Central Life    Class 2   20.2
Fund                        Insurance Company
                            P.O. Box 40888
                            1876 Waycross Road
                            Cincinnati, OH 45240
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Stock Fund        Travelers Life & Annuity  Class 1   64.33
                            Company/Travelers Life
                            Insurance Company
                            1 Tower Square
                            Hartford, CT 06183
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Stock Fund        Phoenix Home Life Mutual  Class 1   32.95
                            Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Stock Fund        Phoenix Home Life Mutual  Class 2   84.95
                            Insurance Company
                            One American Row
                            Hartford, CT 06115
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Stock Fund        The Union Central Life    Class 2   9.9
                            Insurance Company
                            P.O. Box 40888
                            1876 Waycross Road
                            Cincinnati, OH 45240
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Strategic Income   Templeton Funds Annuity   Class 1   1001
Investments Fund            Company
                            100 Fountain Parkway
                            St. Petersburg, FL
                            33716-1205
------------------------------------------------------------------------------------------


1Templeton Funds Annuity Company is a Florida corporation and is a wholly owned subsidiary of Franklin Resources, Inc.
2Pruco Life Insurance Company is an Arizona corporation and is owned by The Prudential Insurance Company of America.
3Travelers Life & Annuity Company and Travelers Life Insurance Company are Connecticut corporations and are owned by The Travelers Insurance Company, which is an indirect wholly owed subsidiary of Citigroup Inc.
4COVA Financial Services Life Insurance Company is a Missouri corporation and is a wholly owned subsidiary of General American Life Insurance Company.
5Phoenix Home Life Mutual Insurance Company is a New York corporation.
6The Variable Annuity Life Insurance Company is a Texas corporation and is an indirect wholly owned subsidiary of American General Corporation.
7Glenbrook Life and Annuity Company is an Illinois corporation and is a wholly owned subsidiary of Allstate Insurance Company.
8IDS Life Insurance Company is a Minnesota corporation and is a wholly owned subsidiary of American Express Financial Corporation.
9CUNA Mutual Life Insurance Company is an Iowa corporation.
10The Union Central Life Insurance Company is an Ohio corporation.

     As of November 30, 1999, the trustees and officers of TVP Trust, as a group, owned less than 1% of the outstanding shares of each TVP Fund.

     As of November 30, 1999, the name, address and percentage of ownership of the shareholders that owned of record 5% or more of the outstanding shares of the VIP Funds are as follows:


------------------------------------------------------------------------------------------

                                                                PERCENTAGE    PRO FORM
                                                       CLASS     OF CLASS    PERCENTAGE
                                                       OF        OWNED ON    OF CLASS OF
          VIP TRUST               NAME AND ADDRESS     SHARES   RECORD DATE   VIP FUND
                                                        OWNED                 OWNED ON
                                                                            CONSUMMATION
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Large Cap Growth
Securities Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Small Cap Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mutual Shares Securities Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Global Asset
Allocation Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Global Income
Securities Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Developing Markets
Equity Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton International
Equity Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Templeton Global Growth Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Franklin Strategic Income
Securities Fund
------------------------------------------------------------------------------------------

     Your insurance company will vote on the proposed reorganization as you instruct. Thus, your insurance company does not exercise control over the funds solely as the record owner of the funds' shares.

     As of November 30, 1999, the trustees and officers of the VIP Trust, as a group, owned less than 1% of the outstanding shares of each of the VIP Funds.

ANNUAL MEETINGS AND SPECIAL MEETING

     Neither the TVP Trust's nor the VIP Trust's Agreement and Declaration of Trust provide for annual meetings of shareholders. Neither Trust currently intends to hold such a meeting in the year 2000. If the reorganization is completed, the TVP Trust will no longer have shareholders (or shareholder meetings). Proposals included in the proxy statement for any subsequent meeting must be received within a reasonable time before any such meeting at the VIP Trust's offices, 777 Mariners Island Boulevard, San Mateo, California 94404. If a shareholder submits a proposal after that time, the proposal will not appear in the proxy statement.



                                THE FUNDS' SERVICE PROVIDERS

WHO PROVIDES ADMINISTRATION SERVICES TO THE VIP FUNDS?

     Franklin Templeton Services, Inc. ("FT Services") provides certain administration services and facilities to each fund. FT Services has direct agreements with Templeton Global Asset Allocation Fund and Mutual Shares Investments Fund. FT Services has subcontracts with the managers of all other funds. FT Services is wholly owned by Franklin Resources, Inc. and is an affiliate of the funds' managers and principal underwriter.

     FT Services' administration services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

     ADMINISTRATION FEES. The funds, in the case of the VIP Templeton Global Asset Allocation Fund and Mutual Shares Securities Fund, and the investment advisers for all other funds, pay FT Services a monthly fee for each fund equal to an annual rate of:

o     0.15% of the fund's average daily net assets up to $200 million;
o     0.135% of average daily net assets over $200 million up to $700 million;
o     0.10% of average daily net assets over $700 million up to $1.2 billion;
      and
o     0.075% of average daily net assets over $1.2 billion.

During the fiscal year ended December 31, 1998, FT Services received either from the funds or from the investment advisers the following amounts:

                    VIP FUNDS                       AMOUNTS

      Franklin Large Cap Growth Securities                $227,544
      Fund
      Franklin Small Cap Fund                             $455,754
      Mutual Shares Securities Fund                       $669,378
      Templeton Global Asset Allocation Fund              $135,172
      Templeton Global Income Securities                  $250,588
      Fund
      Templeton Developing Markets Equity                 $307,396
      Fund
      Templeton International Equity Fund               $1,379,045
      Templeton Global Growth Fund                      $1,048,256
      Franklin S&P 500 Index Fund (New)                       None
      Franklin Strategic Income Securities                    None
      Fund (New)

WHO DISTRIBUTES SHARES OF THE VIP TRUST?

     Franklin Templeton Distributors, Inc. ("FT Distributors") acts as the principal underwriter in the continuous public offering of the VIP Trust shares. FT Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404. FT Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by your insurance company. These expenses include advertising expenses and the costs of printing sales material and prospectuses. The VIP Trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of FT Distributors) and of sending prospectuses to existing shareholders. FT Distributors may be entitled to receive payment under the class 2 rule 12b-1 plans, as discussed below. Except for the fees under the rule 12b-1 plans, FT Distributors receives no other compensation from the VIP Trust for acting as underwriter. For the fiscal year ended December 31, 1998, the funds did not pay any fees pursuant to the plans.

WHO IS THE TRANSFER AGENT OF THE VIP TRUST?

     Franklin Templeton Investor Services, Inc. ("FT Investor Services") is the VIP Trust's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. FT Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

WHO IS THE CUSTODIAN OF THE VIP TRUST?

     Custodian Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the VIP Funds' securities and other assets. In addition, The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the assets of Franklin Global Income Securities Fund, Templeton Developing Markets Equity Fund,
Templeton Global Growth Fund and Templeton Global Asset Allocation Fund. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

WHO IS THE AUDITOR?

     PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is VIP Trust's independent auditor. The auditor gives an opinion on the financial statements included in VIP Trust's annual report to shareholders and reviews the trust's registration statement filed with the SEC.

                                    FINANCIAL STATEMENTS

     The financial highlights and financial statements for TVP Funds for the fiscal year or period ended December 31, 1998, are contained in TVP Trust's annual report to shareholders and in the prospectuses and statement of additional information for the TVP Funds dated July 1, 1999, each of which is incorporated by reference into this document. The financial highlights and the financial statements for the VIP Funds for the fiscal year ended December 31, 1998 are contained in VIP Trust's annual reports to shareholders and VIP Trust's prospectuses and statement of additional information dated October 25, 1999, each of which is incorporated by reference in this document.

     The audited financial highlights and financial statements of the VIP Funds for the fiscal year ended December 31, 1999, contained in VIP Trust's annual reports and incorporated by reference in this document, have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in its reports with respect thereto and are incorporated herein in reliance upon the authority of said firm as experts in accounting and auditing.

     The audited financial highlights and financial statements of the TVP Funds for the fiscal year ended December 31, 1999, contained in TVP Trust's annual reports and incorporated by reference in this document, have been audited by McGladrey & Pullen, independent public accountants, as indicated in its reports with respect thereto and are incorporated herein in reliance upon the authority of said firm as experts in accounting and auditing.

     Unaudited pro forma combined financial statements of the TVP Funds and VIP Funds for the as of June 30, 1999 are included in the statement of additional information to this document.

                                    *  *  *

THE TVP TRUST WILL FURNISH TO YOU, WITHOUT CHARGE, COPIES OF ITS DECEMBER 31, 1998 ANNUAL REPORT AND ITS JUNE 30, 1999 SEMI-ANNUAL REPORT TO ANY PARTICIPATING INSURANCE COMPANY IN SUFFICIENT NUMBER TO PROVIDE COPIES UPON REQUEST ADDRESSED
TO: TVP FUNDS, OR BY TELEPHONE AT 1-800-774-5001.

     YOU ARE URGED TO FILL-IN, SIGN AND DATE THE ENCLOSED VOTING INSTRUCTION FORMS AND RETURN THEM PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

                                          By Order of the Board of Trustees




                                          Barbara J. Green
                                          Secretary

December [13], 1999





 1 Fund administration services will be directly provided to the fund by the same affiliate of the adviser currently indirectly providing such services. 1 The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total annual fund operating expenses do not exceed 1.00% for class 1. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 2000.
2 The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total annual fund operating expenses do not exceed 1.00% for class 1. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 2000.

3 Other expenses are based on 12/31/99 annualized estimates.

4 Apart from the reorganization, the shareholders of the VIP Franklin Small Cap Fund are voting to approve a new investment advisory agreement. If this advisory agreement is not approved, the management and fund administration fees, other expenses, and total annual fund operating expenses, for the combined fund class 1 would be 0.75%, 0.02% and 0.77%, respectively.

5 The TVP Franklin S&P 500 Index Fund will begin operation on November 1, 1999. For purposes of this table, the fees are estimated and based on net assets of $30 million. The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total annual fund operating expenses do not exceed 0.55% for class 1. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 2000.

6 The TVP Franklin Strategic Income Securities Fund began operations on July 1, 1999. For purposes of this table, the fees are estimated and based on net assets of $7.5 million. The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total annual fund operating expenses do not exceed 0.75% for class 1. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 200

1 Because no class 2 shares were issued as of December 31, 1998, figures (other than rule 12b-1 fees) are based on the funds' class 1 actual expenses for the fiscal year ended December 31, 1998, plus class 2's annual rule 12b-1 fee of 0.25%. (While the maximum amount payable under each fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% of average daily net assets per year.)

2The TVP Franklin Large Cap Growth Investments Fund class 2 has not commenced operations.

3 The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total annual fund operating expenses do not exceed 1.25% for class 2. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 2000.

4 Apart from the reorganization, the shareholders of the VIP Franklin Small Cap Fund are voting to approve a new investment advisory agreement. If this advisory agreement is not approved, the management and fund administration fees, other expenses, and the total annual fund operating expenses for the combined fund class 2 would be 0.75%, 0.02%, and 1.02%, respectively.

5  Other expenses are based on 12/31/99 annualized estimates.

6 The TVP Franklin S&P 500 Index Fund will begin operations on November 1, 1999. For purposes of this table, the fees are estimated and based on net asset of $30 million. The investment adviser has agreed in advance to assume certain fund expenses, and the investment adviser and fund administrator have agreed in advance to waive or limit their fees as necessary so that total fund operating expenses do not exceed 0.80% for class 2. The investment adviser and fund administrator are contractually obligated to continue this arrangement through year 2000.

7 The TVP /Franklin Strategic Income Investments Fund class 2 has not commenced operations.


                               INDEX OF EXHIBITS


Exhibit I Form of Agreement and Plan of Reorganization by and between Templeton Variable Products Series Fund and
             Franklin Templeton Variable Insurance Products Trust

Exhibit II   Prospectuses of the VIP Funds (attached separately)

Exhibit III Form of Investment Advisory Agreement with respect to VIP Templeton Global Asset Allocation Fund

Exhibit IV Form of Investment Advisory Agreement with respect to VIP Templeton Developing Markets Equity Fund

Exhibit V Form of Investment Advisory Agreement with respect to VIP Templeton International Equity Fund

Exhibit VI Information about the Investment Advisers and Certain Portfolio Managers

Exhibit VII  TVP Funds and VIP Funds Comparative Fee Table
             Examples

Exhibit VIII TVP Funds and VIP Funds Comparative Fund Comparative
             Performance




                                                                      EXHIBIT I

                                       FORM OF
                        AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of______________, by and between Templeton Variable Products Series Fund (the "TVP Trust"), a Massachusetts Business Trust with its principal place of business at Broward Financial Centre, Suite 2100, Ft. Lauderdale, Florida 33394, for itself and on behalf of Franklin Large Cap Growth Investments Fund, Franklin Small Cap Investments Fund, Mutual Shares Investments Fund, Templeton Asset Allocation Fund, Templeton Bond Fund, Templeton Developing Markets Fund, Templeton International Fund, Templeton Stock Fund, Franklin S&P 500 Index Fund, and Franklin Strategic Income Investments Fund (each an "Acquired Fund" and collectively the "Acquired Funds") and Franklin Templeton Variable Insurance Products Trust (the "VIP Trust"), a Massachusetts Business Trust with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404, for itself and on behalf of the Franklin Large Cap Growth Securities Fund, Franklin Small Cap Fund, Mutual Shares Securities Fund, Templeton Global Asset Allocation Fund, Templeton Global Income Securities Fund, Templeton Developing Markets Equity Fund, Templeton International Equity Fund, Templeton Global Growth Fund, Franklin S&P 500 Index Fund, and Franklin Strategic Income Securities Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds").

      In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Acquired Fund be transferred to its corresponding Acquiring Fund corresponding thereto (as set forth in Exhibit A hereto) in exchange for shares of the specified classes of the corresponding Acquiring Fund (the "Acquiring Fund Shares") and the assumption by each Acquiring Fund of the liabilities (as defined in paragraph 1.6) of each corresponding Acquired Fund, and that Acquiring Fund Shares be distributed immediately after the Closing (as defined in paragraph 3.1) by each Acquired Fund to its shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund. The parties intend that each Reorganization as defined herein qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Funds qualify as a "party to a reorganization" within the meaning of Section 368 (b) of the Code, with respect to such Reorganization.


      WHEREAS, the TVP Trust and the VIP Trust have agreed to a reorganization (the "Reorganization") pursuant to which the duplication of funds will be eliminated as the funds of the TVP Trust (the "TVP Funds") will become a part of the corresponding funds of the VIP Trust (the "VIP Funds");

      WHEREAS, the Board of Trustees of the TVP Trust and the VIP Trust (including a majority of the non-interested Trustees for each Trust) have determined that the Reorganization is in the best interest of their respective funds and their respective shareholders and that the interest of the existing shareholders of the VIP Funds would not be diluted as a result of the Reorganization;

      WHEREAS, the purpose of the Reorganization is to combine the assets of the TVP Funds with those of the VIP Funds in an attempt to achieve greater operating economies;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


      1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF CERTAIN IDENTIFIED ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of the Acquired Fund's assets (as set forth in paragraph 1.2) to its corresponding Acquiring Fund and each Acquiring Fund agrees in exchange therefor:

      (i) to deliver to the Acquired Fund the full and fractional number of each class of Acquiring Fund Shares, determined to three decimal places by dividing the value of each of the Acquired Fund's net assets that are so conveyed and are attributable to each class of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the particular class that is to be delivered with respect thereto computed in the manner and as of the time and date set forth in paragraph 2.2; and

      (ii) to assume the liabilities of the Acquired Fund, as set forth in
paragraph 1.6.   Such transactions shall take place at the Closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivable which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the date provided in paragraph 3.1 (the "Closing Date").

      1.3. Delivery of the assets of each Acquired Fund to be transferred shall be made on the Closing Date and to the Custodians (as defined in paragraph 3.2) for the account of the corresponding Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the corresponding Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by an Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of the appropriate Custodian.

      1.4. Following the transfer of assets by each Acquired Fund to its corresponding Acquiring Fund, the assumption of the Acquired Fund's liabilities set forth in paragraph 1.6 by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares to the shareholders of the respective classes of the Acquired Fund, the TVP Trust shall terminate the registration of such Acquired Fund and its shares at all appropriate federal and state agencies. Any reporting responsibility of an Acquired Fund is and shall remain the exclusive responsibility of the Acquired Fund up to and including the date on which the particular Acquired Fund is terminated, dissolved and deregistered with federal and state securities or "blue sky" authorities.

      1.5. Immediately after the transfer of its assets, each Acquired Fund will distribute pro rata to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares of the respective classes received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. Acquired Fund Shareholders will be credited with full and fractional shares of the class that is issued by its corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investor. The aggregate net asset value of Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of immediately after the close of business of the New York Stock Exchange on the Valuation Date and the outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. From and after the Closing, all of the share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. An Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange except upon request by an Acquired Fund Shareholder.

      1.6. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of its corresponding Acquired Fund (which shall include expenses incurred in the ordinary course of the Acquired Fund's operations, such as accounts payable relating to custodian and transfer agency fees, legal and audit fees, and expenses of state securities registration of the Acquired Fund's Shares) reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by Franklin Templeton Services, Inc., the business manager of the Acquired Fund, as of the Valuation Date (as defined in paragraph 2.1) in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its corresponding Acquired Fund reflected on that unaudited statement of assets and liabilities and shall not assume any other liabilities.

      1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund and they will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

      1.8. Any reporting responsibility of each Acquired Fund including, but not limited to, the responsibility for any periods ending on or before the Closing Date for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "SEC"), any state securities or any other relevant regulatory authority, is and shall remain the responsibility of that Acquired Fund.

      1.9. At least ____ business days prior to the Closing Date, each Acquired Fund will provide its corresponding Acquiring Fund with a schedule of its assets and liabilities as of _________, and each Acquiring Fund will provide its corresponding Acquired Fund with a copy of its current investment objective and policies. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the schedule prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. As used herein, with respect to the VIP Trust Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund, and Templeton International Equity Fund references to an Acquiring Fund's stated investment objectives and policies shall be the stated investment objectives and policies of their respective corresponding Acquired Fund that will be adhered to following the Closing Date. Within ____ business days after the receipt of the schedule of assets and liabilities from its corresponding Acquired Fund, each Acquiring Fund will advise its corresponding Acquired Fund of any investments shown on the schedule provided by its corresponding Acquired Fund which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that any Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the holdings of any Acquired Fund and its corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the corresponding Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the corresponding Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary.


      2.   VALUATION

      2.1 The value of each Acquired Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the normal close of business of the New York Stock Exchange on the Closing Date (the "Valuation Date"), using the valuation procedures set forth in the TVP Trust's Declaration of Trust and then-current prospectus or statement of additional information.

      2.2 The net asset value of each of Acquiring Fund Share of the particular class to be delivered with respect to the class of shares held by an Acquired Fund Shareholder shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the VIP Trust's Declaration of Trust and then-current prospectus or statement of additional information.

      2.3. The number of each Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for its corresponding Acquired Fund's assets shall be determined by dividing the value of the net assets of its corresponding Acquired Fund that are so conveyed and are attributable to each class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of an Acquiring Fund Share of the particular class that is to be delivered with respect thereto determined in accordance with paragraph 2.2.

      2.4. All computations of value with respect to the Acquiring Fund shall be made by Franklin Templeton Services, Inc..


      3.   CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be April 30, 2000 or such later date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of ______________. The Closing shall be held at ______________________________ or at such other place and time as the parties shall mutually agree.

      3.2. The Bank of New York, Mutual Funds Division as custodian for the VIP Funds and The Chase Manhattan Bank, N.A., as custodian for Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund, Templeton International Equity Fund, and Templeton Global Growth Fund, and as custodian (collectively the "Custodians"), shall be instructed to deliver at the Closing a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the corresponding Acquiring Fund; and (b) all necessary taxes including without limitation all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

      3.3. Franklin/Templeton Investor Services, Inc. (the "Transfer Agent"), on behalf of the Acquired Funds, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares by class owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall deliver a certificate evidencing that the Acquiring Fund Shares to be credited on the Closing Date to its corresponding Acquired Fund or provide evidence satisfactory to the each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. If on the Valuation Date (a) the primary trading market for portfolio securities of an Acquiring Fund or the applicable Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Acquired Funds is impracticable, the Closing Date shall be postponed with respect to the affected Acquired Funds until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, or such other time as the parties may mutually agree.

      3.5. With respect to each Acquired Fund, the TVP Trust shall provide the VIP Trust and its Transfer Agent with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of each Acquired Fund's shareholders and the number and percentage ownership of each outstanding Acquired Fund shares owned by such person, all as of the Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to each investor's taxpayer identification number and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of the TVP Funds, acting on behalf of the Acquired Funds, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.


      4.   REPRESENTATIONS AND WARRANTIES

      4.1. The TVP Trust, on behalf of each Acquired Fund, represents and warrants to the VIP Trust that for each taxable year of operation since inception (including the taxable year ending on the Closing Date) each Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has met the diversification requirements under Section 817(h) of the Code and the rules thereunder.

      4.2. The VIP Trust, on behalf of each Acquiring Fund, represents and warrants to the TVP Trust that for each taxable year of its operation, each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has met the diversification requirements under Section 817(h) of the Code and the rules thereunder.


      5.   CONVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Funds and the Acquired Funds will operate their business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable.

      5.2. The Acquired Funds covenant that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.3. Subject to the provisions of this Agreement, the TVP Trust and the VIP Trust will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.4. As promptly as practicable, but in any case within ______ days after the Closing Date, the TVP Trust, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to VIP Trust, a statement of the earnings and profits of each Acquired Fund for federal income tax purposes which will be carried over to the applicable Acquiring Fund as a result of Section 381 of the Code and which will be certified by an authorizer officer of the TVP Trust.

      5.5. On the Closing Date, the TVP Trust, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund, a final statement of the total amount of fund assets and stated liabilities of each Acquired Fund as of the Closing Date, which statement shall be certified by an officer of the TVP Trust as being determined in accordance with generally accepted accounting principles consistently applied.

      5.6. As promptly as practicable after the date hereof, the TVP Trust will call a meeting of each Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein. The VIP Trust shall prepare and file with the SEC a Registration Statement on Form N-14 complying in all material respects with the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended, the Investment Company Act of 1940, as amended, and applicable rules and regulations thereunder (the "Registration Statement"), relating to such meeting of the shareholders of each Acquired Fund. The VIP Trust shall take all necessary and reasonable actions to have such Registration Statement declared effective by the SEC. The TVP Trust agrees to provide all information relating to each Acquired Fund which the VIP Trust deems necessary, proper or advisable in the preparation of the Registration Statement or consummation of the transactions contemplated herein.

      5.7. Prior to the Closing, each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended ______________ and the short taxable year beginning ______________ and ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year beginning on ______________and ending on the Closing Date (after reduction for any capital loss carryover.)

      5.8. As soon after the Closing Date as is reasonably practicable, the TVP Trust, on behalf of each Acquired Fund shall (i) prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all period ending on or before the Closing Date but not previously filed, and (ii) pay all federal and other taxes shown as due and/or all federal and other taxes that were unpaid as of the Closing Date.


      6.   CONDITIONS PRECEDENT

      Each party's obligations hereunder shall be subject to (1) performance by the other party of all the obligations to be performed hereunder at or before the Closing Date, (2) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof, and, except as they may be affected by the transactions contemplated hereby, as of the Closing Date, with the same force and effect as if made at and as of the Closing Date, and (3) the following further conditions that, at or before the Closing Date:

      6.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the TVP Trust's Declaration of Trust and Bylaws and certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund;

      6.2. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      6.3. All consents of other parties and all other consents, orders and permits of Federal, state, and local regulatory authorities deemed necessary by the Acquiring Funds or the Acquired Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions;

      6.4. The VIP Trust's registration statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      6.5 The TVP Trust shall have received on the Closing Date the opinion of [NAME] in a form reasonably satisfactory to the TVP Trust, and dated as of the Closing Date, to the effect that: (a) the VIP Trust has been duly formed and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts; and (b) the Agreement has been duly authorized, executed and delivered by the VIP Trust on behalf of each Acquiring Fund and constitutes a valid and legally binding obligation of each Acquiring Fund; and (c) the Agreement is enforceable against the VIP Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

      6.6. The VIP Trust shall have received on the Closing Date the opinion of [NAME] in a form reasonably satisfactory to the VIP Trust, dated as of the Closing Date, to the effect that: (a) the TVP Trust has been duly formed and is in good standing under the laws of the Commonwealth of Massachusetts;
(b) the Agreement has been duly authorized, executed and delivered by the TVP Trust, on behalf of each Acquired Fund, and constitutes a valid and legally binding obligation of each Acquired Fund; and (c) the Agreement is enforceable against each Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

      6.7. The parties shall have received the opinion of Jorden, Burt, Boros, Cicchetti, Berenson & Johnson LLP addressed to the TVP Trust and the VIP as to the federal income tax consequences of the Reorganization (the "Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement and each Fund's separate covenants.
The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           6.7.1The transfer of all or substantially all of the Acquired Funds' assets in exchange for shares of the applicable Acquiring Funds and the distribution of such shares to the shareholders of the Acquired Funds in liquidation of the Acquired Funds will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

           6.7.2. No gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the applicable Acquired Fund solely in exchange or the Acquiring Fund Shares

           6.7.3. No gain or loss will be recognized by an Acquired Fund upon the transfer of the applicable Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund shareholders in exchange for their shares of the Acquired Fund

           6.7.4. No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for the applicable Acquiring Fund Shares;

           6.7.5. The tax basis of each Acquired Fund's assets acquired by the applicable Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization

           6.7.6. The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization

           6.7.7. The holding period of the assets of each Acquired Fund in the hands of the applicable Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

           6.7.8. The holding period of the Acquiring Fund Shares to be received by each Acquired Fund's shareholders will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).


      7.   BROKERAGE FEES AND EXPENSES

      7.1. Each Acquiring Fund and each Acquired Fund represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

      7.2. Each party to this Agreement shall bear or cause to be borne by an appropriate affiliate its own expenses in connection with carrying out the terms of this Agreement.


      8.   TERMINATION

      8.1. This Agreement may be terminated by the mutual agreement of the VIP Trust and the TVP Trust. In addition, this Agreement may be terminated as follows at or prior to the Closing Date:

      (a) This Agreement may be terminated as to any Acquired Fund by resolution of the Board of Trustees of that Acquired Fund if, in good faith opinion of such Board, proceeding with the Agreement is not in the best interests of the Acquired Fund or its shareholders; or

      (b) This Agreement may be terminated as to any Acquiring Fund by resolution of the Board of Trustees of that Acquiring Fund if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of that Acquiring Fund or its shareholders.
The termination of a Reorganization between an Acquired Fund and its corresponding Acquiring Fund, shall not affect the consummation or validity of a Reorganization with respect to any other corresponding funds, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those TVP Funds and VIP Funds, respectively, which are involved in a Reorganization as of a Closing Date.
      8.2. If this Agreement is terminated and the transactions contemplated hereby are abandoned, this Agreement shall become void and have no effect, without any liability on the part of any party hereto.


      9.   AMENDMENTS

      9.1. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the TVP Trust and the VIP Trust; provided, however, that following the meeting of the Acquired Funds' Shareholders, no such amendment may have the effect of changing the provisions for determining the number of shares of each Acquiring Fund shares to be issued to the shareholders of the corresponding Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.


      10.  ENTIRE AGREEMENT

      10.1.This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.


      11.  SURVIVAL OF WARRANTIES

      11.1.The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


      12.  LIABILITY AND INDEMNIFICATION

      12.1.The parties acknowledge that the TVP Trust and the VIP Trust are business trusts, as defined by Massachusetts law. Notice is hereby given that this Agreement is executed on behalf of each Fund's trustees solely in their capacity as trustees, and not individually, and that each Fund's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the other Fund's assets and property in settlement of such rights or claims and not to such trustees, officers or trustees.

      12.2.The Acquiring Funds agree to indemnify and hold harmless each trustee of the Acquired Fund at the time of the execution of this Agreement, whether or not such person is or becomes a trustee of the Acquiring Funds subsequent to the Reorganization, against expenses, including reasonable attorney's fees, judgments, fines and amount paid in settlement, actually and reasonably incurred by such trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a trustee of the Acquired Funds, provided that such indemnification shall be limited to the full extent of indemnification that is available to the trustees of the Acquiring Funds pursuant to the provisions of applicable law.

      12.3.For a period beginning at the time of the Reorganization and ending not less than ______ years thereafter, the Acquiring Funds shall provide for a liability policy covering the actions of each trustee of the Acquired Funds at the time of the execution of this Agreement for the period they served as such, which may be accomplished by causing such persons to be added as insured under the liability policy of the Acquiring Funds.

      12.4.No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.


      13   WAIVER

      13.1.At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Trustees of the VIP Trust or those of the TVP Trust if, in the judgment of both Boards of Trustees, such waiver will not alter the shares to be received by shareholders of the Acquired Funds or otherwise have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Funds or the Acquired Funds, as the case may be.


      14.  NOTICES

      14.1.Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

           For TVP Funds, on behalf of itself or each Acquired Fund:

                =======================
                =======================

           For VIP Funds, on behalf of itself or each Acquiring Fund:

                =======================
                =======================


      15.  MISCELLANEOUS

      15.1.The headings contained herein are for reference purposes only and shall note affect in any way the meaning or interpretation or this Agreement.

      15.2.Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement.

      15.3.This Agreement may be executed by any number of counterparts, each of which shall be deemed an original.

      15.4.This Agreement shall be governed by and construed in accordance with the laws of the state of Massachusetts, without giving effect to the conflict of laws principles otherwise applicable therein.

      15.5.Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      15.6.Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree, provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

      15.7.Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Funds" and "Acquired Funds" to mean only those series of VIP Funds and TVP Funds, respectively, which are involved in the Reorganization as of the Closing Date.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Templeton Variable Products Series Fund on behalf of:

                               Franklin Large Cap Growth Investments Fund
                               Franklin Small Cap Investments Fund
                               Mutual Shares Investments Fund
                               Templeton Asset Allocation Fund
                               Templeton Bond Fund
                               Templeton Developing Markets Fund
                               Templeton International Fund
                               Templeton Stock Fund
                               Franklin S&P 500 Index Fund
                               Franklin Strategic Income Investments Fund


                          By:  ___________________________________


Franklin Templeton Variable Insurance Products Trust on behalf of:

                               Franklin Large Cap Growth Securities Fund
                               Franklin Small Cap Fund
                               Mutual Shares Securities Fund
                               Templeton Global Asset Allocation Fund
                               Templeton Global Income Securities Fund
                               Templeton Developing Markets Equity Fund
                               Templeton International Equity Fund
                               Templeton Global Growth Fund
                               Franklin S&P 500 Index Fund
                               Franklin Strategic Income Securities Fund


                          By:  ___________________________________



                                                                    EXHIBIT IIa
PROSPECTUS

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

CLASS 1 SHARES

MAY 1, 1999
AS AMENDED NOVEMBER 1, 1999

      INVESTMENT STRATEGY
Capital Growth         Franklin Capital Growth Fund (EFFECTIVE
                       12/15/99 THE NAME WILL BE FRANKLIN LARGE CAP
                       GROWTH SECURITIES FUND)
Capital Growth         Franklin Small Cap Fund
Growth and Income      Mutual Shares Securities Fund
Growth and Income      Templeton Global Asset Allocation Fund
Income                 Templeton Global Income Securities Fund
Capital Growth         Templeton Developing Markets Equity Fund
Capital Growth         Templeton International Equity Fund
Capital Growth         Templeton Global Growth Fund

















[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #] Overview of the Trust

[insert page #] Franklin Large Cap Growth Securities Fund
 (PREVIOUSLY FRANKLIN CAPITAL GROWTH FUND)

[insert page #] Franklin Small Cap Fund

[insert page #] Mutual Shares Securities Fund

[insert page #] Templeton Developing Markets Equity Fund

[insert page #] Templeton Global Asset Allocation Fund

[insert page #] Templeton Global Growth Fund

[insert page #] Templeton Global Income Securities Fund

[insert page #] Templeton International Equity Fund

           ADDITIONAL INFORMATION, ALL FUNDS

[insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

           FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS
AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

           FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

           Back Cover

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

[Insert graphic of pyramid]OVERVIEW OF THE TRUST

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-SIX SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $218 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

Franklin Capital Growth Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Effective December 15, 1999, the fund's name will be changed to Franklin Large Cap Growth Securities Fund and the fund's strategy will be restated to one of investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. large-cap growth companies ($8.5 billion or more), focusing on those companies that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains. These companies generally dominate, or are gaining market share, in their respective industries and have a reputation for quality of management, as well as superior products and services.

GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies believed to be globally competitive and to offer favorable opportunities for long-term capital appreciation. Following this policy, the fund will typically invest predominantly in established, large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in large cap growth companies' equity securities. [End callout]

In choosing equity investments, the manager will focus on companies that have exhibited above average growth, strong financial records, and large market capitalization. In addition, management expertise, industry leadership, growth in market share and sustainable competitive advantage are factors the manager also considers. Although the manager will search for investments across a large number of industries, it expects to have significant positions (but not in excess of 25% of its total assets in a given sector) in the technology (including computers, telecommunications, and electronics), health care, and finance industries.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, the activities of telecommunications companies fall under international, federal and state regulations. These companies may be adversely affected by changes in government regulations.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

FINANCIAL SERVICES COMPANIES Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments such companies can make, and the interest rates and fees they can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans.

The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry.

See "Important Recent Developments," in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graph of a bull and a bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

      FRANKLIN CAPITAL GROWTH FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

---------------------
  18.31%    20.29%
---------------------
---------------------
    97        98
---------------------

      YEAR

[Begin callout]
Best
Quarter:

Q4 '98
19.73%

Worst
Quarter:

Q3 '98
-10.47%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                       SINCE INCEPTION
                                        PAST 1 YEAR         (05/01/96)
-------------------------------------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND -
CLASS 11                                20.29%              19.72%
S&P 500(R) INDEX2                       28.58%              29.00%
RUSSELL 1000 INDEX(R)2                  27.02%              27.92%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 1000 Index measures the 1,000 largest companies in the Russell 3000 Index. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

KENT SHEPHERD, CFA
Vice President, Advisers

Mr. Shepherd has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1991.

JASON R. NUNN
Portfolio Manager, Advisers

Mr. Nunn has been a manager of the fund since September 1999. Before joining the Franklin Templeton Group in 1998 he worked in corporate finance with Alex, Brown & Sons.

CONRAD B. HERRMANN, CFA
Senior Vice President, Advisers

Mr. Herrmann has been a manager of the fund since its inception in 1996, and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


                       PER SHARE OPERATING PERFORMANCE ($)                       RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------     --------------------------------------
                                                                                                 RATIO OF
                                             DISTRI- DISTRI-                                       NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND

1996(1) 10.00     .0     1.33       1.36        -     -       -   11.36  13.60  44,667    .77*   .96*       3.91

1997    11.36     .06    2.02       2.08     (.02)    -    (.02)  13.42  18.31 109,355    .77    .721       9.90

1998    13.42     .10    2.62       2.72     (.06)    -    (.06)  16.08  20.29 220,952    .771   .001       2.17


*Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1.  For the period May  1, 1996 (effective date) to December 31, 1996.

Franklin Small Cap Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "growth at a reasonable price" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and are selling at reasonable prices. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including technology and biotechnology.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

SMALLER COMPANIES While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may also suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative. Technology and biotechnology industry stocks, in particular, can be subject to erratic or abrupt price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

FRANKLIN SMALL CAP FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

---------------------------------
28.95%      17.42%    -0.98%
---------------------------------
---------------------------------
96          97        98
---------------------------------

           YEAR

[Begin callout]
Best
Quarter:

Q4 '98
24.39%

Worst
Quarter:

Q3 '98
-24.40%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                            SINCE INCEPTION
                                   PAST 1 YEAR               (11/01/95)
-----------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND -
CLASS 11                            -0.98%                      14.51%

S&P 500(R) INDEX2                   28.58%                      29.09%

RUSSELL 2500(R) INDEX2               0.38%                      15.45%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks, whereas the Russell 2500(R) Index is an index of 2,500 companies with small market capitalizations, both covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

EDWARD B. JAMIESON
Executive Vice President, Advisers

Mr. Jamieson has been a manager of the fund since its inception in 1995, and has been with the Franklin Templeton Group since 1987.

MICHAEL MCCARTHY
VICE PRESIDENT, Advisers

Mr. McCarthy has been a manager of the fund since its inception in 1995. He joined the Franklin Templeton Group in 1992.

AIDAN O'CONNELL
Portfolio Manager, Advisers

Mr. O'Connell has been a manager of the fund since September 1998. Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



                       PER SHARE OPERATING PERFORMANCE ($)                       RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------     --------------------------------------

                                             DISTRI- DISTRI-                                       NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
                                             FRANKLIN SMALL CAP FUND

19951 10.00     .03      .21       .24       -       -       -    10.24  2.30  13,301     .90*   2.70*    16.04

1996  10.24     .02     2.95      2.97     (.01)     -    (.01)   13.20 28.95 170,969     .77     .63     63.72

1997  13.20     .01     2.24      2.25     (.03)  (.37)   (.40)   15.05 17.42 313,462     .77     .06     64.07

1998  15.05     .07     (.20)     (.13)    (.01) (1.19)  (1.20)   13.72  (.98)315,460     .77     .51     53.01


*  Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1. For the period November 1, 1995 (effective date) to December 31, 1995.

Mutual Shares Securities Fund

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The fund's principal goal is capital appreciation. Its secondary goal is income.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

o UNDERVALUED STOCKS Stocks trading at a discount to asset value.

 O Reorganizing  Companies  SECURITIES OF COMPANIES IN THE MIDST OF CHANGE
SUCH AS MERGERS, CONSOLIDATIONS, LIQUIDATIONS, REORGANIZATIONS, FINANCIAL RESTRUCTURINGS, OR COMPANIES WITH TAKEOVER, TENDER OR EXCHANGE OFFERS OR
LIKELY TO RECEIVE SUCH OFFERS (REORGANIZING COMPANIES). THE FUND MAY PARTICIPATE IN SUCH TRANSACTIONS.

o DISTRESSED COMPANIES Securities of companies that are distressed or even in bankruptcy.

[Begin callout]
The fund invests primarily in common stocks of companies the manager believes are significantly undervalued.
[End callout]

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies, which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest in debt securities rated in any rating category established by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or if unrated, determined by the manager to be comparable. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities, including American, European and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

REORGANIZING OR DISTRESSED COMPANIES The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

INDEBTEDNESS AND PARTICIPATIONS The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

MUTUAL SHARES SECURITIES FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

-----------------------------
    17.73%         0.09%
-----------------------------
-----------------------------
      97             98
-----------------------------

            YEAR

[Begin callout]
Best
Quarter:

Q4 '98
12.94%

Worst
Quarter:

Q3 '98
-17.65%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                            SINCE INCEPTION
                                        PAST 1 YEAR              (11/08/96)
----------------------------------------------------------------------------
MUTUAL SHARES SECURITIES
FUND - CLASS 11                            0.09%                 9.70%

S&P 500(R) INDEX2                         28.58%                30.66%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard and Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

MANAGEMENT TEAM The team members primarily responsible for the fund's management are:

LAWRENCE N. SONDIKE
Senior Vice President
Franklin Mutual

Mr. Sondike has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).

DAVID E. MARCUS
Senior Vice President
Franklin Mutual

Mr. Marcus has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual

Mr. Langerman has been involved with the management of the fund since its
President and   inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

ROBERT L. FRIEDMAN
Chief Investment Officer
Senior Vice President
Franklin Mutual

Mr. Friedman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

JEFFREY A. ALTMAN
Senior Vice President
Franklin Mutual

Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

RAYMOND GAREA
Senior Vice President
Franklin Mutual

Mr. Garea has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual

Mr. Winters has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

JIM AGAH
Assistant Portfolio Manager
Franklin Mutual

Mr. Agah has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1997, he was vice president of equity sales at Keefe, Bryette & Woods.

JEFF DIAMOND
Assistant Portfolio Manager
Franklin Mutual

Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.60% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


           PER SHARE OPERATING PERFORMANCE ($)                              RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF
                                            DISTRI- DISTRI-                                        NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
                                             MUTUAL SHARES SECURITIES FUND

19961 10.00     .02    .33         .35        -     -       -    10.35   3.50  27,677    1.00*   2.56*     1.31

1997  10.35     .13   1.71        1.84    (.01)     -    (.01)   12.18  17.73 387,787     .80    2.10     49.01

1998  12.18     .28   (.25)        .03    (.13)  (.12)   (.25)   11.96    .09 482,444     .77    2.60     70.19

*  Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1. For the period November 8, 1996 (effective date) to December 31, 1996.

Templeton Developing Markets Equity Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in emerging markets equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stock, and securities convertible into common stock. The fund also invests in American, European and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in the common stocks of companies located in emerging market countries.
[End callout]

In addition to its principal investments, the fund may invest significantly in securities of issuers in developed market countries, and particularly those developed market countries that are linked by tradition, economic markets, geography or political events to emerging market countries.

Depending upon current market conditions, or for capital appreciation, the fund may also invest a substantial portion of its assets in rated or unrated debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents. The fund may also invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual companies and securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well diversified portfolio.

[Begin callout]
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.


[Insert graphic of bull and bear]  PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON DEVELOPING MARKETS EQUITY FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

2.77%       21.59%    -8.72%    -21.61%
95          96        97        98
                YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
20.59%

WORST
QUARTER:
Q4 '97
-23.44%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                      SINCE INCEPTION
                                      1 YEAR             (03/15/94)
----------------------------------------------------------------------
Templeton Developing Markets
Equity Fund - Class 11                21.61%                -3.22%
MSCI Emerging Markets Free Index2    -25.34%                -8.80%
IFC Investable Composite Index2      -22.01%                -9.24%

1. All fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 650 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase]  MANAGEMENT

Templeton Asset Management Ltd. (TAML), 7 Temasek Blvd., #38-03 Suntec Tower One, Singapore, 038987, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

DR. J. MARK MOBIUS.
Managing Director, TAML

Dr. Mobius has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

TOM WU
Director, TAML

Mr. Wu has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

H. ALLAN LAM
Portfolio Manager, TAML

Mr. Lam has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

EDDIE CHOW
portfolio manager, TAML

Mr. Chow has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1994.

DENNIS LIM
director, TAML

Mr. Lim has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1990.

TEK-KHOAN ONG
Portfolio Manager, TAML

Mr. Ong has been a manager if the fund since 1996, and has been with the Franklin Templeton Group since 1993.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 1.25% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


               PER SHARE OPERATING PERFORMANCE ($)                                    RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------                 ------------------------------------
                                                                                                 RATIO OF
                                            DISTRI- DISTRI-                                        NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
                                             TEMPLETON DEVELOPING MARKETS EQUITY FUND

19941 10.00      .07    (.51)      (.44)      -      -       -   9.56   (4.40)  98,189    1.53*    1.85*   1.15

1995   9.56      .09     .18        .27   (.04)   (.01)  (.05)   9.78    2.77  158,084    1.41     2.011   9.96

1996   9.78      .12    1.97      2.09    (.10)   (.18)  (.28)  11.59   21.59  272,098    1.49     1.681   2.42

1997  11.59      .18   (1.10)    (.92)    (.15)   (.23)  (.38)  10.29   (8.72) 279,680    1.42     1.57   20.59

1998  10.29      .20   (2.35)   (2.15)    (.29)   (.94) (1.23)   6.91  (21.61) 162,433    1.41     2.04   36.58


*  Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1. For the period March 15, 1994 (effective date) to December 31, 1994.

Templeton Global Asset Allocation Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is high total return.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest in equity securities of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries. While there are no minimum or maximum percentage targets for each asset class, historically stocks have been the predominant investment.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, securities convertible into common stock, and American, European and Global Depositary Receipts. Depositary Receipts are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

[Begin callout]
The fund invests primarily in common stocks and bonds of U.S. and non-U.S. countries.
[End callout]

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 25% of its total assets in high yield, medium and lower rated debt securities ("junk bonds"), or, if unrated, determined by the fund's manager to be comparable. The fund will not invest in defaulted securities. During 1998, about 10.2% of the fund's portfolio was invested in lower rated and comparable quality unrated debt securities. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries.

In choosing debt investments, the fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions; with respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts for hedging (protection) purposes (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

[Begin callout]
Because the stocks and bonds the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, risks, and bond ratings can be found in the SAI.

[Insert graphic of a bull and a bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

----------------------------------------
   19.84%        11.71%       -0.04%
----------------------------------------
----------------------------------------
     96            97           98
----------------------------------------

                YEAR

[Begin callout]
Best
Quarter:

Q4 '98
11.93%

Worst
Quarter:

Q3 '98
-13.12%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1998

                                                       SINCE INCEPTION
                                   PAST 1 YEAR          (05/01/95 )
-------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET
ALLOCATION FUND - CLASS 11          -0.04%                  10.25%

MSCI WORLD INDEX(R)2                24.80%                  18.24%

JP MORGAN GLOBAL GOVERNMENT
BOND INDEX2                         15.31%                   7.49%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index(R) tracks the performance of approximately 1500 securities in 23 countries and is designed to measure world stock market performance. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

Under an agreement with TGAL, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor.

MANAGEMENT TEAM The team responsible for managing the equity portion of the fund is:

DALE WINNER, CFA
Portfolio Manager, TGAL

Mr. Winner has been a manager of the fund since 1997. Before joining Franklin Templeton in 1995, he was a trust officer at J.P. Morgan.

MARK G. HOLOWESKO, CFA
President, TGAL

Mr. Holowesko has been a manager of the fund since 1999, and has been with the Franklin Templeton Group since 1985.

A team from Global Bond Managers is responsible for managing the debt portion of the fund's investments.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.65% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


          PER SHARE OPERATING PERFORMANCE ($)                                   RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------               -------------------------------------
                                                                                                 RATIO OF
                                            DISTRI- DISTRI-                                        NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL ASSET ALLOCATION FUND

19951 10.00      .18     .52        .70     (.18)    -    (.18)  10.52   7.01  14,729    .90*    3.84*     30.00

1996  10.52      .34   1.75        2.09     (.01) (.01)   (.02)  12.59  19.84  56,274    .86     4.21      52.35

1997  12.59      .42   1.04        1.46     (.26) (.07)   (.33)  13.72  11.71  93,402    .94     4.22      61.93

1998  13.72      .61   (.59)        .02     (.49) (.58)  (1.07)  12.67   (.04) 81,670    .84     4.32      59.03

*  Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1. For the period April 19, 1995 (effctive date) to December 31, 1995.

Templeton Global Growth Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of U.S. and non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stocks or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]  PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL GROWTH FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

12.72%      21.28%    13.50%    8.98%
95          96        97        98
                YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
16.30%

WORST
QUARTER:
Q3 '98
-13.78%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                         SINCE INCEPTION
                                          PAST 1 YEAR         (03/15/94)
-------------------------------------------------------------------------
Templeton Global Growth Fund - Class 11         8.98%          12.30%
MSCI All Country World Free(R)Index2           21.97%          14.79%

1. All fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free(R) Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase]  MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

RICHARD SEAN FARRINGTON, CFA
Senior Vice President, TGAL

Mr. Farrington has been a manager of the fund since 1995, and has been with the Franklin Templeton Group since 1990.

JEFFREY A. EVERETT, CFA
Executive Vice President, TGAL

Mr. Everett has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1990.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 0.83% of its average daily net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



               PER SHARE OPERATING PERFORMANCE ($)                              RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------                  -----------------------------------

                                            DISTRI- DISTRI-                                NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
                         TEMPLETON GLOBAL GROWTH FUND

19941 10.15     .07      .26        .33       -      -       -   10.48   3.25  158,856   1.14*   2.49*    7.14

1995  10.48     .16     1.17      1.33    (.06)      -   (.06)   11.75  12.72  338,755    .972   .46     30.92

1996  11.75     .25     2.22      2.47    (.21)   (.21)  (.42)   13.80  21.28  579,877    .932   .20     12.32

1997  13.80     .33     1.53      1.86    (.24)   (.08)  (.32)   15.34  13.50  758,445    .882   .49     24.81

1998  15.34     .35      .98      1.33    (.41)  (1.49) (1.90)   14.77   8.98  747,080    .88   2.27     32.30

*  Annualized

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

1. For the period March 15, 1994 (effective date) to December 31, 1994.

Templeton Global Income Securities Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is high current income. Capital appreciation is a secondary consideration.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

[Begin callout]
The fund invests primarily in bonds of governments located around the world. [End callout]

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 30% of its net assets in high yield, lower rated debt securities ("junk bonds") that are rated at least B, including emerging market debt, or if unrated, determined by the fund's manager to be comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security. During 1998, about 20.2% of the fund's portfolio was invested in lower rated and comparable quality unrated debt securities.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

FOREIGN SECURITIES Securities of governments and companies located outside the U.S. involve risks that can increase the potential for losses in the fund.

Changes in global interest rates affect the prices of the fund's debt securities.

[Begin callout]
If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets are generally not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by the fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified under federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels, as well as bond maturities, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, risks, and bond ratings can be found in the SAI.

[Insert graphic of a bull and a bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL INCOME FUND - CLASS 1
      CALENDAR YEAR TOTAL RETURNS1

----------------------------------------------------------------------
 9.83%   12.34%  -0.40% 16.68%  -4.99% 14.68%   9.56%  2.55%   7.08%
----------------------------------------------------------------------
----------------------------------------------------------------------
   90      91      92     93      94     95      96      97     98
----------------------------------------------------------------------

                                     YEAR

[Begin callout]
Best
Quarter:

Q1 '93
5.33%

Worst
Quarter:

Q3 '92
-4.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                            SINCE INCEPTION
                                PAST 1 YEAR PAST 5 YEARS         (01/24/89)
----------------------------------------------------------------------------
TEMPLETON GLOBAL INCOME
SECURITIES FUND - CLASS 11          7.08%     5.56%              7.52%

JP MORGAN GLOBAL
GOVERNMENT BOND INDEX2             15.31%     8.09%              9.23%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Managers provides Advisers with investment management advice and assistance and is responsible for the day-to-day management of the fund.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.57% of its average daily net assets to the manager.


[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



               PER SHARE OPERATING PERFORMANCE ($)                              RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------             ------------------------------------------
                                                                                                 RATIO OF
                                             DISTRI- DISTRI-                                       NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------

                    TEMPLETON GLOBAL INCOME SECURITIES FUND

1994 13.31      .86    (1.52)     (.66)    (.33)  (.13)  (.46)   12.19  (4.99)  254,311   .71     7.99     79.38

1995 12.19      .29     1.47      1.76     (.49)   -     (.49)   13.46  14.68   243,194   .64     7.59    152.89

1996 13.46     1.02      .17      1.19    (1.04)   -    (1.04)   13.61   9.56   221,722   .61     7.30    140.96

1997 13.61     1.05     (.73)      .32     (.96)   -     (.96)   12.97   2.55   185,016   .62     7.03    181.61

1998 12.97     1.07     (.19)      .88     (.98)   -     (.98)   12.87   7.08   150,941   .63     6.86     84.17

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

Templeton International Equity Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in non-U.S. markets, including emerging markets, and that are issued by companies that have their principal activities outside the U.S. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]  PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

[Insert bar graph]

93          94        95        96         97        98
28.56%      0.87%     10.59%    22.98%     11.69%    5.56%
                          YEAR

TEMPLETON INTERNATIONAL EQUITY FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Begin callout]
BEST
QUARTER:
Q4 '93
13.64%

WORST
QUARTER:
Q3 '98
-16.86%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                SINCE INCEPTION
                                    PAST 1 YEAR    PAST 5 YEARS    (01/27/92)
-------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY
FUND - CLASS 11                         5.56%          10.09%         10.75%
MSCI ALL COUNTRY WORLD
EX-U.S. FREE INDEX2                    14.46%           7.87%          8.64%

1. All fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Ex-U.S. Free Index measures the performance of securities located in 48 countries, both developed and emerging markets, except the U.S. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase]  MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's sub-advisor. TICI provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM  The team responsible for the fund's management is:

HOWARD J. LEONARD CFA
Executive Vice President, TICI

Mr. Leonard has been a manager of the fund since 1997, and has been with the Franklin Templeton Group since 1989.

MARK R. BEVERIDGE CFA
Senior Vice President, TICI

Mr. Beveridge has been a manager of the fund since 1994, and has been with the Franklin Templeton Group since 1994

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.80% of its average daily net assets to the manager.
[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of the fund's Class 1 shares since inception. The table shows certain information on a single share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



             PER SHARE OPERATING PERFORMANCE ($)                                  RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------        ------------------------------------
                                                                                                  RATIO OF
                                            DISTRI- DISTRI-                                        NET
       NET              NET                 BUTIONS BUTIONS       NET                    RATIO OF INVEST-
       ASSET            REALIZED &  TOTAL    FROM   FROM         ASSET           NET     EXPENSES MENT     PORT-
       VALUE,    NET    UNREAL-     FROM     NET    NET          VALUE,        ASSETS,     TO    INCOME TO FOLIO
       BEGIN-    INVEST- IZED       INVEST- INVEST- REAL- TOTAL   END    TOTAL END OF    AVERAGE  AVERAGE  TURN-
PERIOD NING      MENT    GAINS      MENT     MENT   IZED  DISTRI-  OF    RETURN+ YEAR       NET    NET     OVER
ENDED OF PERIOD INCOME  (LOSSES)  OPERATIONS INCOME GAINS BUTIONS PERIOD (%)  (000'S)($) ASSETS(%)ASSETS(%)RATE(%)
--------------------------------------------------------------------------------------------------------------------
                      TEMPLETON INTERNATIONAL EQUITY FUND

1994  12.50     .19     (.07)       .12     (.04)  (.07)  (.11)  12.51    .87   785,124    .99    2.17     12.22

1995  12.51     .37      .94       1.31     (.22)  (.28)  (.50)  13.32  10.59   850,117    .92    2.87     16.42

1996  13.32     .40     2.58       2.98     (.38)  (.47)  (.85)  15.45  22.98 1,108,099    .89    3.07     27.52

1997  15.45     .30     1.51       1.81     (.45)  (.69) (1.14)  16.12  11.69 1,161,430    .89    3.01     26.96

1998  16.12     .56      .42        .98     (.53) (1.05) (1.58)  15.52   5.56   955,900    .88    2.90      5.98

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administratvie charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annulized.

[Insert graphic of STAR] IMPORTANT RECENT DEVELOPMENTS

o Year 2000 problem The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

      When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have similar impact on the price of the funds' shares.

      The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o Euro On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries.

      Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Except for the Money Fund, each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Money Fund declares a dividend each day the fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the fund's net income.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.
Fund Account Information

[Insert graphic of paper with lines
and someone writing] BUYING SHARES

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going
in different directions] EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value, except that the Money Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call
1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserves certain rights, including:

o     Each fund may refuse any order to buy shares.

o     At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o IN UNUSUAL CIRCUMSTANCES, WE MAY TEMPORARILY SUSPEND REDEMPTIONS, OR POSTPONE THE PAYMENT OF PROCEEDS, AS ALLOWED BY FEDERAL SECURITIES LAWS.

o TO PERMIT INVESTORS TO OBTAIN THE CURRENT PRICE, INSURANCE COMPANIES ARE RESPONSIBLE FOR TRANSMITTING ALL ORDERS TO THE FUND PROMPTLY.

SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares.


[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

      FOR MORE INFORMATION

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

      ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583


                                                                    EXHIBIT IIb
PROSPECTUS

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

CLASS 2 SHARES

MAY 1, 1999
AS AMENDED NOVEMBER 1, 1999

      INVESTMENT STRATEGY
Capital Growth         Franklin Capital Growth Fund (EFFECTIVE
                       12/15/99 THE NAME WILL BE FRANKLIN LARGE CAP
                       GROWTH SECURITIES FUND)
Capital Growth         Franklin Small Cap Fund
Growth and Income      Mutual Shares Securities Fund
Growth and Income      Templeton Global Asset Allocation Fund
Income                 Templeton Global Income Securities Fund
Capital Growth         Templeton Developing Markets Equity Fund
Capital Growth         Templeton International Equity Fund
Capital Growth         Templeton Global Growth Fund

















[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #] Overview of the Trust

[insert page #] Franklin Large Cap Growth Securities Fund
 (PREVIOUSLY FRANKLIN CAPITAL GROWTH FUND)

[insert page #] Franklin Small Cap Fund

[insert page #] Mutual Shares Securities Fund

[insert page #] Templeton Developing Markets Equity Fund

[insert page #] Templeton Global Asset Allocation Fund

[insert page #] Templeton Global Growth Fund

[insert page #] Templeton Global Income Securities Fund

[insert page #] Templeton International Equity Fund

           ADDITIONAL INFORMATION, ALL FUNDS

[insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

           FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS
AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

           FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

           Back Cover

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

[Insert graphic of pyramid]OVERVIEW OF THE TRUST

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-SIX SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.


INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $218 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

Franklin Capital Growth Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Effective December 15, 1999, the fund's name will be changed to Franklin Large Cap Growth Securities Fund and the fund's strategy will be restated to one of investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. large-cap growth companies ($8.5 billion or more), focusing on those companies that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains. These companies generally dominate, or are gaining market share, in their respective industries and have a reputation for quality of management, as well as superior products and services.

GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies believed to be globally competitive and to offer favorable opportunities for long-term capital appreciation. Following this policy, the fund will typically invest predominantly in established, large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in large cap growth companies' equity securities. [End callout]

In choosing equity investments, the manager will focus on companies that have exhibited above average growth, strong financial records, and large market capitalization. In addition, management expertise, industry leadership, growth in market share and sustainable competitive advantage are factors the manager also considers. Although the manager will search for investments across a large number of industries, it expects to have significant positions (but not in excess of 25% of its total assets in a given sector) in the technology (including computers, telecommunications, and electronics), health care, and finance industries.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, the activities of telecommunications companies fall under international, federal and state regulations. These companies may be adversely affected by changes in government regulations.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

FINANCIAL SERVICES COMPANIES Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments such companies can make, and the interest rates and fees they can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans.

The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry.

See "Important Recent Developments," in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

FRANKLIN CAPITAL GROWTH FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

18.31%     20.29%
97         98
      YEAR

[Begin callout]
BEST
QUARTER:

Q4 '98
19.73%

WORST
QUARTER:

Q3 '98
-10.47%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                  PAST 1 YEAR       SINCE INCEPTION
                                                    (05/01/96)
-----------------------------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND -
CLASS 11
                                    20.29%            19.72%
S&P 500(R)2 INDEX                   28.58%            29.00%
RUSSELL 1000 INDEX(R)2              27.02%            27.92%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 1000 Index measures the 1,000 largest companies in the Russell 3000 Index. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

KENT SHEPHERD, CFA
Vice President, Advisers

Mr. Shepherd has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1991.

      JASON R. NUNN
Portfolio Manager, Advisers

Mr. Nunn has been a manager of the fund since September 1999. Before joining the Franklin Templeton Group in 1998 he worked in corporate finance with Alex, Brown & Sons.

      CONRAD B. HERRMANN, CFA
Senior Vice President, Advisers

Mr. Herrmann has been a manager of the fund since its inception in 1996, and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.

Franklin Small Cap Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "growth at a reasonable price" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and are selling at reasonable prices. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including technology and biotechnology.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

SMALLER COMPANIES While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may also suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative. Technology and biotechnology industry stocks, in particular, can be subject to erratic or abrupt price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

FRANKLIN CAPITAL GROWTH FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

18.31%     20.29%
97         98
      YEAR

[Begin callout]
      BEST
QUARTER:

Q4 '98
19.73%

WORST
QUARTER:

Q3 '98
-10.47%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                  PAST 1 YEAR       SINCE INCEPTION
                                                    (05/01/96)
-----------------------------------------------------------------------
FRANKLIN CAPITAL GROWTH FUND -
CLASS 11
                                    20.29%            19.72%
S&P 500(R)2 INDEX                   28.58%            29.00%
RUSSELL 1000 INDEX(R)2              27.02%            27.92%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 1000 Index measures the 1,000 largest companies in the Russell 3000 Index. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

      EDWARD B. JAMIESON
Executive Vice President, Advisers

Mr. Jamieson has been a manager of the fund since its inception in 1995, and has been with the Franklin Templeton Group since 1987.

MICHAEL MCCARTHY
VICE PRESIDENT, Advisers

Mr. McCarthy has been a manager of the fund since its inception in 1995. He joined the Franklin Templeton Group in 1992.

AIDAN O'CONNELL
Portfolio Manager, Advisers

Mr. O'Connell has been a manager of the fund since September 1998. Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.



Mutual Shares Securities Fund

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The fund's principal goal is capital appreciation. Its secondary goal is income.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

o UNDERVALUED STOCKS Stocks trading at a discount to asset value.

      O Reorganizing Companies SECURITIES OF COMPANIES IN THE MIDST OF CHANGE SUCH AS MERGERS, CONSOLIDATIONS, LIQUIDATIONS, REORGANIZATIONS, FINANCIAL RESTRUCTURINGS, OR COMPANIES WITH TAKEOVER, TENDER OR EXCHANGE OFFERS OR
LIKELY TO RECEIVE SUCH OFFERS (REORGANIZING COMPANIES). THE FUND MAY PARTICIPATE IN SUCH TRANSACTIONS.

o DISTRESSED COMPANIES Securities of companies that are distressed or even in bankruptcy.

[Begin callout]
The fund invests primarily in common stocks of companies the manager believes are significantly undervalued.
[End callout]

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies, which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest in debt securities rated in any rating category established by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or if unrated, determined by the manager to be comparable. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities, including American, European and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

REORGANIZING OR DISTRESSED COMPANIES The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

INDEBTEDNESS AND PARTICIPATIONS The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

MUTUAL SHARES SECURITIES FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

17.73%    0.09%
97        98
      YEAR

[Begin callout]
BEST
QUARTER:

Q4 '98
12.94%

WORST
QUARTER:

Q3 '98
-17.65%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                               PAST 1 YEAR     SINCE INCEPTION
                                               (11/08/96)
----------------------------------------------------------------------
MUTUAL SHARES SECURITIES
FUND - CLASS 11                  0.09%           9.70%
S&P 500(R)INDEX2                28.58%          30.66%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard and Poor's(R) Micropal. The S&P 500(R) Index is an unmanagEd group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

MANAGEMENT TEAM The team members primarily responsible for the fund's management are:

LAWRENCE N. SONDIKE
Senior Vice President
Franklin Mutual

Mr. Sondike has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).

DAVID E. MARCUS
Senior Vice President
Franklin Mutual

Mr. Marcus has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual

Mr. Langerman has been involved with the management of the fund since its
President and   inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

ROBERT L. FRIEDMAN
Chief Investment Officer
Senior Vice President
Franklin Mutual

Mr. Friedman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

JEFFREY A. ALTMAN
Senior Vice President
Franklin Mutual

Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

RAYMOND GAREA
Senior Vice President
Franklin Mutual

Mr. Garea has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual

Mr. Winters has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

JIM AGAH
Assistant Portfolio Manager
Franklin Mutual

Mr. Agah has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1997, he was vice president of equity sales at Keefe, Bryette & Woods.

JEFF DIAMOND
Assistant Portfolio Manager
Franklin Mutual

Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.60% of its average daily net assets to the manager.

Templeton Developing Markets Equity Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in emerging markets equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stock, and securities convertible into common stock. The fund also invests in American, European and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in the common stocks of companies located in emerging market countries.
[End callout]

In addition to its principal investments, the fund may invest significantly in securities of issuers in developed market countries, and particularly those developed market countries that are linked by tradition, economic markets, geography or political events to emerging market countries.

Depending upon current market conditions, or for capital appreciation, the fund may also invest a substantial portion of its assets in rated or unrated debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents. The fund may also invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual companies and securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well diversified portfolio.

[Begin callout]
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.


[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON DEVELOPING MARKETS EQUITY FUND - CLASS 1
      CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

2.77%   21.59%  -8.72%  -21.61%
95      96      97      98
           YEAR

[Begin callout]
BEST
QUARTER:

Q4 '98
20.59%

WORST
QUARTER:

Q4 '97
-23.44%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                      1 YEAR         SINCE INCEPTION
                                                     (03/15/94)
---------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
EQUITY FUND - CLASS 11                -21.61%        -3.22%
MSCI EMERGING MARKETS FREE INDEX2     -25.34%        -8.80%
      IFC INVESTABLE COMPOSITE INDEX2 -22.01%        -9.24%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 650 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


[Insert graphic of briefcase]  MANAGEMENT

Templeton Asset Management Ltd. (TAML), 7 Temasek Blvd., #38-03 Suntec Tower One, Singapore, 038987, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

DR. J. MARK MOBIUS.
Managing Director, TAML

Dr. Mobius has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

TOM WU
Director, TAML

Mr. Wu has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

H. ALLAN LAM
Portfolio Manager, TAML

Mr. Lam has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

EDDIE CHOW
portfolio manager, TAML

Mr. Chow has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1994.

DENNIS LIM
director, TAML

Mr. Lim has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1990.

TEK-KHOAN ONG
Portfolio Manager, TAML

Mr. Ong has been a manager if the fund since 1996, and has been with the Franklin Templeton Group since 1993.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 1.25% of its average daily net assets to the manager.



Templeton Global Asset Allocation Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is high total return.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest in equity securities of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries. While there are no minimum or maximum percentage targets for each asset class, historically stocks have been the predominant investment.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, securities convertible into common stock, and American, European and Global Depositary Receipts. Depositary Receipts are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

[Begin callout]
The fund invests primarily in common stocks and bonds of U.S. and non-U.S. countries.
[End callout]

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 25% of its total assets in high yield, medium and lower rated debt securities ("junk bonds"), or, if unrated, determined by the fund's manager to be comparable. The fund will not invest in defaulted securities. During 1998, about 10.2% of the fund's portfolio was invested in lower rated and comparable quality unrated debt securities. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries.

In choosing debt investments, the fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions; with respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts for hedging (protection) purposes (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

[Begin callout]
Because the stocks and bonds the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, risks, and bond ratings can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

19.84%     11.71% -0.04%
96         97     98
           YEAR

[Begin callout]
BEST
QUARTER:

Q4 '98
11.93%

WORST
QUARTER:

Q3 '98
-13.12%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                     PAST 1 YEAR        SINCE INCEPTION
                                                        (05/01/95 )
----------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET
ALLOCATION FUND - CLASS 11             -0.04%             10.25%
MSCI WORLD INDEX(R)2                   24.80%             18.24%
JP MORGAN GLOBAL GOVERNMENT
BOND INDEX2                            15.31%              7.49%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index(R) tracks the performance of approximately 1500 securities in 23 countries and is designed to measure world stock market performance. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


[Insert graphic of briefcase] MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

Under an agreement with TGAL, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor.

MANAGEMENT TEAM The team responsible for managing the equity portion of the fund is:

DALE WINNER, CFA
Portfolio Manager, TGAL

Mr. Winner has been a manager of the fund since 1997. Before joining Franklin Templeton in 1995, he was a trust officer at J.P. Morgan.

MARK G. HOLOWESKO, CFA
President, TGAL

Mr. Holowesko has been a manager of the fund since 1999, and has been with the Franklin Templeton Group since 1985.

A team from Global Bond Managers is responsible for managing the debt portion of the fund's investments.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.65% of its average daily net assets to the manager.

Templeton Global Growth Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of U.S. and non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stocks or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL GROWTH FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[Insert bar graph]

12.72%   21.28%  13.50%   8.98%
95       96      97       98
           YEAR

[Begin callout]
BEST
QUARTER:

Q4 '98
16.30%

WORST
QUARTER:

Q3 '98
-13.78%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                             PAST 1     SINCE INCEPTION
                                             YEAR       (03/15/94)
--------------------------------------------------------------------------
TEMPLETON GLOBAL GROWTH FUND - CLASS 11       8.98%      12.30%
MSCI ALL COUNTRY WORLD FREE(R)INDEX2         21.97%      14.79%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free(R) Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase]  MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

RICHARD SEAN FARRINGTON, CFA
Senior Vice President, TGAL

Mr. Farrington has been a manager of the fund since 1995, and has been with the Franklin Templeton Group since 1990.

JEFFREY A. EVERETT, CFA
Executive Vice President, TGAL

Mr. Everett has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1990.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 0.83% of its average daily net assets to the manager.

Templeton Global Income Securities Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is high current income. Capital appreciation is a secondary consideration.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

[Begin callout]
The fund invests primarily in bonds of governments located around the world. [End callout]

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 30% of its net assets in high yield, lower rated debt securities ("junk bonds") that are rated at least B, including emerging market debt, or if unrated, determined by the fund's manager to be comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security. During 1998, about 20.2% of the fund's portfolio was invested in lower rated and comparable quality unrated debt securities.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

FOREIGN SECURITIES Securities of governments and companies located outside the U.S. involve risks that can increase the potential for losses in the fund.

Changes in global interest rates affect the prices of the fund's debt securities.

[Begin callout]
If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
[End callout]

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets are generally not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by the fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified under federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels, as well as bond maturities, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, risks, and bond ratings can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON GLOBAL INCOME SECURITIES FUND -
CLASS 1
CALENDAR YEAR TOTAL RETURNS1

----------------------------------------------------------------------
9.83%    12.34%  -0.40% 16.68%  -4.99% 14.68%  9.56%   2.55%  7.08%
----------------------------------------------------------------------
----------------------------------------------------------------------
   90      91      92     93      94     95      96      97     98
----------------------------------------------------------------------
                                     YEAR

[Begin callout]
BEST
QUARTER:
Q1 '93
5.33%

WORST
QUARTER:
Q3 '92
-4.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998


                                                             SINCE
                               PAST 1 YEAR  PAST 5 YEARS   INCEPTION
                                                          (01/24/89)
----------------------------------------------------------------------
TEMPLETON GLOBAL INCOME
SECURITIES FUND - CLASS 11          7.08%       5.56%        7.52%
JP MORGAN GLOBAL
GOVERNMENT BOND INDEX2             15.31%       8.09%        9.23%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Managers provides Advisers with investment management advice and assistance and is responsible for the day-to-day management of the fund.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.57% of its average daily net assets to the manager.

Templeton International Equity Fund

[Insert graphic of bullseye and arrows]  GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in non-U.S. markets, including emerging markets, and that are issued by companies that have their principal activities outside the U.S. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down]  MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]PAST PERFORMANCE

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

PERFORMANCE REFLECTS ALL FUND EXPENSES BUT DOES NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TEMPLETON INTERNATIONAL EQUITY FUND - CLASS 1
CALENDAR YEAR TOTAL RETURNS1

[INSERT BAR GRAPH]

28.56%    0.87%   10.59% 22.98%   11.69% 5.56%
93        94      95     96       97     98
                     YEAR

[Begin callout]
BEST
QUARTER:

Q4 '93
13.64%

WORST
QUARTER:

Q3 '98
-16.86%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                               PAST 1     PAST 5 YEARS  SINCE INCEPTION
                               YEAR                     (01/27/92)
-------------------------------------------------------------------------
TEMPLETON INTERNATIONAL
EQUITY FUND - CLASS 11         5.56%      10.09%        10.75%
MSCI ALL COUNTRY WORLD
EX-U.S. FREE INDEX2           14.46%       7.87%         8.64%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Ex-U.S. Free Index measures the performance of securities located in 48 countries, both developed and emerging markets, except the U.S. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


[Insert graphic of briefcase]  MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's sub-advisor. TICI provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM  The team responsible for the fund's management is:

HOWARD J. LEONARD CFA
Executive Vice President, TICI

Mr. Leonard has been a manager of the fund since 1997, and has been with the Franklin Templeton Group since 1989.

MARK R. BEVERIDGE CFA
Senior Vice President, TICI

Mr. Beveridge has been a manager of the fund since 1994, and has been with the Franklin Templeton Group since 1994

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.80% of its average daily net assets to the manager.

[Insert graphic of STAR] IMPORTANT RECENT DEVELOPMENTS

o Year 2000 problem The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

      When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have similar impact on the price of the funds' shares.

      The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o Euro On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries.

      Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Except for the Money Fund, each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Money Fund declares a dividend each day the fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the fund's net income.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.
Fund Account Information

[Insert graphic of paper with lines
and someone writing] BUYING SHARES

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going
in different directions] EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value, except that the Money Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call
1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserves certain rights, including:

o     Each fund may refuse any order to buy shares.

o     At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o IN UNUSUAL CIRCUMSTANCES, WE MAY TEMPORARILY SUSPEND REDEMPTIONS, OR POSTPONE THE PAYMENT OF PROCEEDS, AS ALLOWED BY FEDERAL SECURITIES LAWS.

o TO PERMIT INVESTORS TO OBTAIN THE CURRENT PRICE, INSURANCE COMPANIES ARE RESPONSIBLE FOR TRANSMITTING ALL ORDERS TO THE FUND PROMPTLY.

SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described below.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 2 of each fund has a distribution plan, sometimes known as a rule 12b-1 plan, that allows class 2 to pay distribution and other fees to those who sell and distribute class 2 shares, or contracts funded by class 2 shares or for services provided to contract owners. Because these fees are paid out of class 2's assets on an on-going basis, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the maximum fee is up to 0.35% per year, the Board of Trustees has set the current rate of 0.25% of a fund's class 2 average daily net assets effective July 1, 1999.

[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

      FOR MORE INFORMATION

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

      ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583




                                                                    EXHIBIT III
                          INVESTMENT ADVISORY AGREEMENT


      AGREEMENT dated as of the __ day of _________, 2000, between FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, a Massachusetts business trust (the "Trust"), on behalf of Templeton Global Asset Allocation Fund, a series of the Trust (the "Fund"), and TEMPLETON INVESTMENT COUNSEL, INC., a Florida Corporation (the "Adviser").

      In consideration of the mutual agreements herein made, the Trust and the Adviser understand and agree as follows:

      (1) The Adviser agrees, during the life of this Agreement, to manage the investment and reinvestment of the Fund's assets consistent with the provisions of the Declaration of Trust of the Trust and the investment policies adopted and declared by the Trust's Board of Trustees. In pursuance of the foregoing, the Adviser shall make all determinations with respect to the investment of the Fund's assets and the purchase and sale of its investment securities, and shall take all such steps as may be necessary to implement those determinations.

      (2) The Adviser is not required to furnish any personnel, overhead items or facilities for the Fund, including trading desk facilities or daily pricing of the Fund's portfolio.

      (3) The Adviser shall be responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions consistent with the Fund's brokerage policies and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements shall be made in accordance with the following principles:

      A. Purchase and sale orders will usually be placed with brokers which are selected by the Adviser as able to achieve "best execution" of such orders. "Best execution" shall mean prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions.

      B. In selecting brokers for portfolio transactions, the Adviser shall take into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by the Fund.

      C. The Adviser is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the Fund and/or other accounts, if any, for which the Adviser exercises investment discretion (as defined in Section 3(a)(35) of the 1934
Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Adviser will not be required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Adviser shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that the research services provide lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. Whether commissions were within a reasonable range shall be based on any available information as to the level of commission known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies that are provided for the Adviser are useful to the Adviser in performing its advisory services under this Agreement. Research services provided by brokers to the Adviser are considered to be in addition to, and not in lieu of, services required to be performed by the Adviser under this Agreement. Research furnished by brokers through which the Fund effects securities transactions may be used by the Adviser for any of its accounts, and not all research may be used by the Adviser for the Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker.

      D. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal, except where, in the judgment of the Adviser, better prices and execution may be obtained on a commission basis or from other sources.

      E. Sales of the Fund's shares (which shall be deemed to include also shares of other registered investment companies which have either the same adviser or an investment adviser affiliated with the Adviser) by a broker are one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker; provided that the broker shall furnish "best execution," as defined in subparagraph A above, and that such allocation shall be within the scope of the Trust's policies as stated above; provided further, that in every allocation made to a broker in which the sale of Fund shares is taken into account, there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in subparagraph C above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of the Fund's shares.

      (4) In addition to the investment management services provided pursuant to paragraph (1) above, the Adviser agrees, during the life of this Agreement, to furnish or provide for the Fund, at the Adviser's expenses, such administrative services as are required to facilitate investment in the shares of the Fund by an insurance company, on behalf of one or more of its separate accounts, pursuant to a fund participation agreement among the Fund, Franklin Templeton Distributors, Inc. and such insurance company. Such services may include, but are not limited to, the following: maintaining books and records required by applicable state or federal laws; assisting in processing purchase and redemption transactions; transmitting to the Fund periodic reports necessary to enable the Fund to comply with applicable laws; processing Fund distributions; answering questions and handling correspondence from contractowners about their accounts; providing information about the Fund; acting as sole shareholder of record and nominee for shareholders; and similar administrative, recordkeeping, and contractowner services.

      (5) The Fund agrees to pay to the Adviser a monthly fee in dollars based on a percentage of the Fund's average daily net assets, payable at the end of each calendar month. This fee shall be calculated daily at the following annual rates:

           0.65% of the value of the Fund's net assets up to an including $200 million;

           0.585% of the value of the Fund's net assets over $200 million up to and including $1.3 billion;

           0.52% of the value of the Fund's net assets over $1.3 billion.

      The Adviser may waive in advance all or a portion of its fee provided for hereunder and such waiver will be treated as a reduction in purchase price of its services. The Adviser shall be contractually bound hereunder by the terms of any publicly announced waiver of its fee or any limitation of the Fund's expenses, as if such waiver or limitation were fully set forth herein. Notwithstanding the foregoing, if the total expenses of the Fund (including the fee to the Adviser) in any fiscal year of the Trust exceed any expense limitation imposed by applicable State law, the Adviser shall reimburse the Fund for such excess in the manner and to the extent required by applicable State law. The term "total expenses," as used in this paragraph, does not include interest, taxes, litigation expenses, distribution expenses, brokerage commissions or other costs of acquiring or disposing of any of the Fund's portfolio securities or any costs or expenses incurred or arising other than in the ordinary and necessary course of the Fund's business. When the accrued amount of such expenses exceeds this limit, the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Trust's fiscal year if accrued expenses thereafter fall below the limit.

      (6) This Agreement shall become effective on May 1, 2000 and shall continue in effect until April 30, 2002. If not sooner terminated, this Agreement shall continue in effect for successive periods of 12 months each thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Trust's Board of Trustees who are not parties to this Agreement or "interested persons" (as defined in Investment Company Act of 1940 (the "1940 Act")) of any such party, cast in person at a meeting called for the purpose of voting on such approval and either the vote of (a) a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, or (b) a majority of the Trust's Board of Trustees as a whole.

      (7) Notwithstanding the foregoing, this Agreement may be terminated by either party at any time, without the payment of any penalty, on sixty (60) days' written notice to the other party, provided that termination by the Trust is approved by vote of a majority of the Trust's Board of Trustees in office at the time or by vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act).

      (8) This Agreement will terminate automatically and immediately in the event of its assignment (as defined in the 1940 Act).

      (9) In the event this Agreement is terminated and the Adviser no longer acts as Adviser to the Fund, the Adviser reserves the right to withdraw from the Fund the use of the name "Templeton" or any name misleadingly implying a continuing relationship between the Fund and the Adviser or any of its affiliates.

      (10) Except as may otherwise be provided by the 1940 Act, neither the Adviser nor its officers, directors, employees or agents shall be subject to any liability for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Adviser of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Trust's assets, or from acts or omissions of custodians, or securities depositories, or from any war or political act of any foreign government to which such assets might be exposed, or failure, on the part of the custodian or otherwise, timely to collect payments, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross on the Adviser's part or by reason of disregard of the Adviser's duties under this Agreement. It is hereby understood and acknowledged by the Trust that the value of the investments made for the Fund may increase as well as decrease and are not guaranteed by the Adviser. It is further understood and acknowledged by the Trust that investment decisions made on behalf of the Fund by the Adviser are subject to a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions, market factors and currency exchange rates, and that investment decisions made by the Adviser will not always be profitable or prove to have been correct.

      (11) It is understood that the services of Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Adviser, or any affiliate thereof, from providing similar services to other investment companies and other clients, including clients which may invest in the same types of securities as the Fund, or, in providing such services, from using information furnished by others. When the Adviser determines to buy or sell the same security for the Fund that the Adviser or one or more of its affiliates has selected for clients of the Adviser or its affiliates, the orders for all such security transactions shall be placed for execution by methods determined by the Adviser, with approval by the Trust's Board of Trustees, to be impartial and fair.

      (12) This Agreement shall be construed in accordance with the laws of State of Florida, provided that nothing herein shall be construed as being inconsistent with applicable Federal and state securities laws and any rules, regulations and orders thereunder.

      (13) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

      (14) Nothing herein shall be construed as constituting the Adviser an agent of the Trust.

      (15) It is understood and expressly stipulated that neither the holders of shares of the Fund nor any Trustee, officer, agent or employee of the Trust shall be personally liable hereunder, nor shall any resort be had to other private property for the satisfaction of any claim or obligation hereunder, but the Trust only shall be liable.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers and their respective corporate seals to be hereunto duly affixed and attested.


                               FRANKLIN TEMPLETON
                               VARIABLE INSURANCE PRODUCTS TRUST
                               on behalf of Templeton Global Allocation Fund


                               By:_______________________________


                               TEMPLETON INVESTMENT COUNSEL, INC.



                               By:_________________________________




                                                                     EXHIBIT IV
                          INVESTMENT ADVISORY AGREEMENT


      AGREEMENT dated as of the __ day of _________, 2000, between FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, a Massachusetts business trust (the "Trust"), on behalf of Templeton Developing Markets Equity Fund, a series of the Trust (the "Fund"), and TEMPLETON ASSET MANAGEMENT LTD., a company organized under the laws of Singapore (the "Adviser").

      In consideration of the mutual agreements herein made, the Trust and the Adviser understand and agree as follows:

      (1) The Adviser agrees, during the life of this Agreement, to manage the investment and reinvestment of the Fund's assets consistent with the provisions of the Declaration of Trust of the Trust and the investment policies adopted and declared by the Trust's Board of Trustees. In pursuance of the foregoing, the Adviser shall make all determinations with respect to the investment of the Fund's assets and the purchase and sale of its investment securities, and shall take all such steps as may be necessary to implement those determinations. It is understood that all acts of the Adviser in performing this Agreement are performed by it outside the United States.

      (2) The Adviser is not required to furnish any personnel, overhead items or facilities for the Fund, including trading desk facilities or daily pricing of the Fund's portfolio.

      (3) The Adviser shall be responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions consistent with the Fund's brokerage policies and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements shall be made in accordance with the following principles:

      A. Purchase and sale orders will usually be placed with brokers which are selected by the Adviser as able to achieve "best execution" of such orders. "Best execution" shall mean prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions.

      B. In selecting brokers for portfolio transactions, the Adviser shall take into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by the Fund.

      C. The Adviser is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the Fund and/or other accounts, if any, for which the Adviser exercises investment discretion (as defined in Section 3(a)(35) of the 1934
Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Adviser will not be required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Adviser shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that the research services provide lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. Whether commissions were within a reasonable range shall be based on any available information as to the level of commission known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies that are provided for the Adviser are useful to the Adviser in performing its advisory services under this Agreement. Research services provided by brokers to the Adviser are considered to be in addition to, and not in lieu of, services required to be performed by the Adviser under this Agreement. Research furnished by brokers through which the Fund effects securities transactions may be used by the Adviser for any of its accounts, and not all research may be used by the Adviser for the Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker.

      D. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal, except where, in the judgment of the Adviser, better prices and execution may be obtained on a commission basis or from other sources.

      E. Sales of the Fund's shares (which shall be deemed to include also shares of other registered investment companies which have either the same adviser or an investment adviser affiliated with the Adviser) by a broker are one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker; provided that the broker shall furnish "best execution," as defined in subparagraph A above, and that such allocation shall be within the scope of the Trust's policies as stated above; provided further, that in every allocation made to a broker in which the sale of Fund shares is taken into account, there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in subparagraph C above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of the Fund's shares.

      (4) In addition to the investment management services provided pursuant to paragraph (1) above, the Adviser agrees, during the life of this Agreement, to furnish or provide for the Fund, at the Adviser's expenses, such administrative services as are required to facilitate investment in the shares of the Fund by an insurance company, on behalf of one or more of its separate accounts, pursuant to a fund participation agreement among the Fund, Franklin Templeton Distributors, Inc. and such insurance company. Such services may include, but are not limited to, the following: maintaining books and records required by applicable state or federal laws; assisting in processing purchase and redemption transactions; transmitting to the Fund periodic reports necessary to enable the Fund to comply with applicable laws; processing Fund distributions; answering questions and handling correspondence from contractowners about their accounts; providing information about the Fund; acting as sole shareholder of record and nominee for shareholders; and similar administrative, recordkeeping, and contractowner services.

      (5) The Fund agrees to pay to the Adviser a monthly fee in dollars at an annual rate of 1.25% of the Fund's average daily net assets payable at the end of each calendar month. The Adviser may waive in advance all or a portion of its fee provided for hereunder and such waiver will be treated as a reduction in purchase price of its services. The Adviser shall be contractually bound hereunder by the terms of any publicly announced waiver of its fee or any limitation of the Fund's expenses, as if such waiver or limitation were fully set forth herein. Notwithstanding the foregoing, if the total expenses of the Fund (including the fee to the Adviser) in any fiscal year of the Trust exceed any expense limitation imposed by applicable State law, the Adviser shall reimburse the Fund for such excess in the manner and to the extent required by applicable State law. The term "total expenses," as used in this paragraph, does not include interest, taxes, litigation expenses, distribution expenses, brokerage commissions or other costs of acquiring or disposing of any of the Fund's portfolio securities or any costs or expenses incurred or arising other than in the ordinary and necessary course of the Fund's business. When the accrued amount of such expenses exceeds this limit, the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Trust's fiscal year if accrued expenses thereafter fall below the limit.

      (6) This Agreement shall become effective on May 1, 2000 and shall continue in effect until April 30, 2002. If not sooner terminated, this Agreement shall continue in effect for successive periods of 12 months each thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Trust's Board of Trustees who are not parties to this Agreement or "interested persons" (as defined in Investment Company Act of 1940 (the "1940 Act")) of any such party, cast in person at a meeting called for the purpose of voting on such approval and either the vote of (a) a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, or (b) a majority of the Trust's Board of Trustees as a whole.

      (7) Notwithstanding the foregoing, this Agreement may be terminated by either party at any time, without the payment of any penalty, on sixty (60) days' written notice to the other party, provided that termination by the Trust is approved by vote of a majority of the Trust's Board of Trustees in office at the time or by vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act).

      (8) This Agreement will terminate automatically and immediately in the event of its assignment (as defined in the 1940 Act).

      (9) In the event this Agreement is terminated and the Adviser no longer acts as Adviser to the Fund, the Adviser reserves the right to withdraw from the Fund the use of the name "Templeton" or any name misleadingly implying a continuing relationship between the Fund and the Adviser or any of its affiliates.

      (10) Except as may otherwise be provided by the 1940 Act, neither the Adviser nor its officers, directors, employees or agents shall be subject to any liability for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Adviser of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Trust's assets, or from acts or omissions of custodians, or securities depositories, or from any war or political act of any foreign government to which such assets might be exposed, or failure, on the part of the custodian or otherwise, timely to collect payments, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross on the Adviser's part or by reason of disregard of the Adviser's duties under this Agreement. It is hereby understood and acknowledged by the Trust that the value of the investments made for the Fund may increase as well as decrease and are not guaranteed by the Adviser. It is further understood and acknowledged by the Trust that investment decisions made on behalf of the Fund by the Adviser are subject to a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions, market factors and currency exchange rates, and that investment decisions made by the Adviser will not always be profitable or prove to have been correct.

      (11) It is understood that the services of Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Adviser, or any affiliate thereof, from providing similar services to other investment companies and other clients, including clients which may invest in the same types of securities as the Fund, or, in providing such services, from using information furnished by others. When the Adviser determines to buy or sell the same security for the Fund that the Adviser or one or more of its affiliates has selected for clients of the Adviser or its affiliates, the orders for all such security transactions shall be placed for execution by methods determined by the Adviser, with approval by the Trust's Board of Trustees, to be impartial and fair.

      (12) This Agreement shall be construed in accordance with the laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed as being inconsistent with applicable Federal and state securities laws and any rules, regulations and orders thereunder.

      (13) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

      (14) Nothing herein shall be construed as constituting the Adviser an agent of the Trust.

      (15) It is understood and expressly stipulated that neither the holders of shares of the Fund nor any Trustee, officer, agent or employee of the Trust shall be personally liable hereunder, nor shall any resort be had to other private property for the satisfaction of any claim or obligation hereunder, but the Trust only shall be liable.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers and their respective corporate seals to be hereunto duly affixed and attested.


                               FRANKLIN TEMPLETON
                               VARIABLE INSURANCE PRODUCTS TRUST
                               on behalf of Templeton Developing Markets
                               Equity Fund


                               By:_______________________________


                               TEMPLETON ASSET MANAGEMENT LTD.



                               By:_________________________________



                                                                      EXHIBIT V
                          INVESTMENT ADVISORY AGREEMENT


      AGREEMENT dated as of the __ day of _________, 2000, between FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, a Massachusetts business trust (the "Trust"), on behalf of Templeton International Equity Fund, a series of the Trust (the "Fund"), and TEMPLETON GLOBAL ADVISORS LIMITED, a corporation organized under the laws of the Bahamas (the "Adviser").

      In consideration of the mutual agreements herein made, the Trust and the Adviser understand and agree as follows:

      (1) The Adviser agrees, during the life of this Agreement, to manage the investment and reinvestment of the Fund's assets consistent with the provisions of the Declaration of Trust of the Trust and the investment policies adopted and declared by the Trust's Board of Trustees. In pursuance of the foregoing, the Adviser shall make all determinations with respect to the investment of the Fund's assets and the purchase and sale of its investment securities, and shall take all such steps as may be necessary to implement those determinations. It is understood that all acts of the Adviser in performing this Agreement are performed by it outside the United States.

      (2) The Adviser is not required to furnish any personnel, overhead items or facilities for the Fund, including trading desk facilities or daily pricing of the Fund's portfolio.

      (3) The Adviser shall be responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions consistent with the Fund's brokerage policies and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements shall be made in accordance with the following principles:

      A. Purchase and sale orders will usually be placed with brokers which are selected by the Adviser as able to achieve "best execution" of such orders. "Best execution" shall mean prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions.

      B. In selecting brokers for portfolio transactions, the Adviser shall take into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by the Fund.

      C. The Adviser is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the Fund and/or other accounts, if any, for which the Adviser exercises investment discretion (as defined in Section 3(a)(35) of the 1934
Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Adviser will not be required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Adviser shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that the research services provide lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. Whether commissions were within a reasonable range shall be based on any available information as to the level of commission known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies that are provided for the Adviser are useful to the Adviser in performing its advisory services under this Agreement. Research services provided by brokers to the Adviser are considered to be in addition to, and not in lieu of, services required to be performed by the Adviser under this Agreement. Research furnished by brokers through which the Fund effects securities transactions may be used by the Adviser for any of its accounts, and not all research may be used by the Adviser for the Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker.

      D. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal, except where, in the judgment of the Adviser, better prices and execution may be obtained on a commission basis or from other sources.

      E. Sales of the Fund's shares (which shall be deemed to include also shares of other registered investment companies which have either the same adviser or an investment adviser affiliated with the Adviser) by a broker are one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker; provided that the broker shall furnish "best execution," as defined in subparagraph A above, and that such allocation shall be within the scope of the Trust's policies as stated above; provided further, that in every allocation made to a broker in which the sale of Fund shares is taken into account, there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in subparagraph C above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of the Fund's shares.

      (4) In addition to the investment management services provided pursuant to paragraph (1) above, the Adviser agrees, during the life of this Agreement, to furnish or provide for the Fund, at the Adviser's expenses, such administrative services as are required to facilitate investment in the shares of the Fund by an insurance company, on behalf of one or more of its separate accounts, pursuant to a fund participation agreement among the Fund, Franklin Templeton Distributors, Inc. and such insurance company. Such services may include, but are not limited to, the following: maintaining books and records required by applicable state or federal laws; assisting in processing purchase and redemption transactions; transmitting to the Fund periodic reports necessary to enable the Fund to comply with applicable laws; processing Fund distributions; answering questions and handling correspondence from contractowners about their accounts; providing information about the Fund; acting as sole shareholder of record and nominee for shareholders; and similar administrative, recordkeeping, and contractowner services.

      (5) The Fund agrees to pay to the Adviser a monthly fee in dollars based on a percentage of the Fund's average daily net assets, payable at the end of each calendar month. This fee shall be calculated daily at the following annual rates:

           0.75% of the value of the Fund's net assets up to an including $200 million;

           0.675% of the value of the Fund's net assets over $200 million up to and including $1.3 billion;

           0.60% of the value of the Fund's net assets over $1.3 billion.

      The Adviser may waive in advance all or a portion of its fee provided for hereunder and such waiver will be treated as a reduction in purchase price of its services. The Adviser shall be contractually bound hereunder by the terms of any publicly announced waiver of its fee or any limitation of the Fund's expenses, as if such waiver or limitation were fully set forth herein. Notwithstanding the foregoing, if the total expenses of the Fund (including the fee to the Adviser) in any fiscal year of the Trust exceed any expense limitation imposed by applicable State law, the Adviser shall reimburse the Fund for such excess in the manner and to the extent required by applicable State law. The term "total expenses," as used in this paragraph, does not include interest, taxes, litigation expenses, distribution expenses, brokerage commissions or other costs of acquiring or disposing of any of the Fund's portfolio securities or any costs or expenses incurred or arising other than in the ordinary and necessary course of the Fund's business. When the accrued amount of such expenses exceeds this limit, the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Trust's fiscal year if accrued expenses thereafter fall below the limit.

      (6) This Agreement shall become effective on May 1, 2000 and shall continue in effect until April 30, 2002. If not sooner terminated, this Agreement shall continue in effect for successive periods of 12 months each thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Trust's Board of Trustees who are not parties to this Agreement or "interested persons" (as defined in Investment Company Act of 1940 (the "1940 Act")) of any such party, cast in person at a meeting called for the purpose of voting on such approval and either the vote of (a) a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, or (b) a majority of the Trust's Board of Trustees as a whole.

      (7) Notwithstanding the foregoing, this Agreement may be terminated by either party at any time, without the payment of any penalty, on sixty (60) days' written notice to the other party, provided that termination by the Trust is approved by vote of a majority of the Trust's Board of Trustees in office at the time or by vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act).

      (8) This Agreement will terminate automatically and immediately in the event of its assignment (as defined in the 1940 Act).

      (9) In the event this Agreement is terminated and the Adviser no longer acts as Adviser to the Fund, the Adviser reserves the right to withdraw from the Fund the use of the name "Templeton" or any name misleadingly implying a continuing relationship between the Fund and the Adviser or any of its affiliates.

      (10) Except as may otherwise be provided by the 1940 Act, neither the Adviser nor its officers, directors, employees or agents shall be subject to any liability for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Adviser of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Trust's assets, or from acts or omissions of custodians, or securities depositories, or from any war or political act of any foreign government to which such assets might be exposed, or failure, on the part of the custodian or otherwise, timely to collect payments, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross on the Adviser's part or by reason of disregard of the Adviser's duties under this Agreement. It is hereby understood and acknowledged by the Trust that the value of the investments made for the Fund may increase as well as decrease and are not guaranteed by the Adviser. It is further understood and acknowledged by the Trust that investment decisions made on behalf of the Fund by the Adviser are subject to a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions, market factors and currency exchange rates, and that investment decisions made by the Adviser will not always be profitable or prove to have been correct.

      (11) It is understood that the services of Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Adviser, or any affiliate thereof, from providing similar services to other investment companies and other clients, including clients which may invest in the same types of securities as the Fund, or, in providing such services, from using information furnished by others. When the Adviser determines to buy or sell the same security for the Fund that the Adviser or one or more of its affiliates has selected for clients of the Adviser or its affiliates, the orders for all such security transactions shall be placed for execution by methods determined by the Adviser, with approval by the Trust's Board of Trustees, to be impartial and fair.

      (12) This Agreement shall be construed in accordance with the laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed as being inconsistent with applicable Federal and state securities laws and any rules, regulations and orders thereunder.

      (13) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

      (14) Nothing herein shall be construed as constituting the Adviser an agent of the Trust.

      (15) It is understood and expressly stipulated that neither the holders of shares of the Fund nor any Trustee, officer, agent or employee of the Trust shall be personally liable hereunder, nor shall any resort be had to other private property for the satisfaction of any claim or obligation hereunder, but the Trust only shall be liable.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers and their respective corporate seals to be hereunto duly affixed and attested.


                               FRANKLIN TEMPLETON
                               VARIABLE INSURANCE PRODUCTS TRUST
                               on behalf of Templeton International Equity Fund


                               By:_______________________________


                               TEMPLETON GLOBAL ADVISORS LIMITED



                               By:_________________________________



                                                                     EXHIBIT VI
             ADDITIONAL INFORMATION ON THE INVESTMENT ADVISERS AND
                          CERTAIN PORTFOLIO MANAGERS

THE INVESTMENT ADVISERS

      The funds' investment managers and their affiliates manage over $218 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the organization four years later.

o Franklin Advisers, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777.
o Franklin Mutual Advisers, LLC, 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.
o Templeton Asset Management Ltd., 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.
o     Templeton Global Advisors Limited, Lyford Cay Nassau, N.P., Bahamas.
o Templeton Investment Counsel, Inc., Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida, 33394.


           FRANKLIN ADVISERS, INC. Franklin Advisers, Inc. ("FAV") is a California corporation formed on October 31, 1985 and is based in San Mateo, California. FAV is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. It is also registered as an investment adviser in the State of California. FAV is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"), 777 Mariners Island Blvd., San Mateo, California 94404-1585. Resources is primarily engaged, through various subsidiaries, in providing investment management, share distribution, transfer agent and administrative
      services to a family of investment companies.   Resources is an NYSE,
      Inc. listed holding company (NYSE: BEN). Resources principal shareholders are Charles B. Johnson and Rupert H. Johnson, both principal officers and trustees of the Trust, who own approximately 20% and 16%, respectively, of Resources outstanding shares. FAV provides investment advisory and portfolio management services to most of the funds in the Franklin Group of Funds.

      The principal executive officers of FAV are:

NAME AND OFFICE      PRINCIPAL OCCUPATION      ADDRESS
-----------------------------------------------------------------
Charles B. Johnson
Director and                                777 Mariners Island
Chairman of the Board  Executive Manager    Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Rupert H. Johnson, Jr.                      777 Mariners Island
Director and President Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
R. Martin Wiskemann
Director and Senior                         777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Harmon E. Burns                             777 Mariners Island
Executive Vice         Attorney             Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Martin L. Flanagan                          777 Mariners Island
Executive Vice         Accountant           Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Deborah R. Gatzek
Executive Vice                              777 Mariners Island
President              Attorney             Blvd.
and Assistant                               San Mateo,
Secretary                                   California
-----------------------------------------------------------------
-----------------------------------------------------------------
Edward B. Jamieson                          777 Mariners Island
Executive Vice         Securities Analyst   Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Thomas J. Kenny                             777 Mariners Island
Executive Vice         Securities Analyst   Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Jack Lemein                                 777 Mariners Island
Executive Vice         Securities Analyst   Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Sheila Amoroso                              777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Matt Avery                                  777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Roger Bayston                               777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
David Capurro                               777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Rafael Costas                               777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Frank M. Felicelli                          777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Sally Haff                                  777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Conrad Herrmann                             777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Chauncey Lufkin                             777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Christopher Molumphy                        777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Thomas Runkel                               777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Bernard Schroer                             777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Thomas Walsh                                777 Mariners Island
Senior Vice President  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Benjamin Barber                             777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Doug Barton                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Catherine Bowman                            777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Kenneth Broad                               777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Molly Butler                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Canyon Chan                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Tony Coffey                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Lisa Costa                                  777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Fred Fromm                                  777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Shan Green                                  777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
John Hopp                                   777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Steven Hiatt                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Jeff Holbrook                               777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles E. Johnson                          777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Gregory E. Johnson                          777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Ian Link                                    777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Michael McCarthy                            777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Evan McCulloch                              777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Thomas Orphanos                             777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Mark Orsi                                   777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Scott Owens                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Serena Perin                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Ed Perks                                    777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
John Pomeroy                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
David Rath                                  777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Betsy Schwab                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Kent Shepherd                               777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Richard Smyth                               777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Theresa Spath                               777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Eric Takaha                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Kurt Von Emster                             777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Glenn Voyles                                777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
John Wiley                                  777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Jeffrey Wilson                              205 9th Street N.
Vice President         Securities Analyst   St. Petersburg,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Stella Wong                                 777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Robert Yolland                              777 Mariners Island
Vice President         Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles R. Sims                             777 Mariners Island
Vice President         Accountant           Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Kenneth A. Lewis                            777 Mariners Island
Vice President         Accountant           Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Leslie M. Kratter                           777 Mariners Island
Secretary              Attorney             Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------

      Some of trustees or officers of the VIP Trust (whose addresses and biographical information are included in the VIP Trust's statement of additional information) also serve as directors or officers of FAV. These trustees and officers are listed below:

      Charles B. Johnson
      Charles E. Johnson
      Rupert H. Johnson, Jr.
      Harmon E. Burns
      Martin L. Flanagan
      Deborah R. Gatzek

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

      TEMPLETON ASSET MANAGEMENT LTD. Templeton Asset Management Ltd. ("TAML") is a corporation organized under the laws of and based in Singapore. It is registered as an investment adviser in Singapore and Hong Kong. It is also registered with the SEC under the Advisers Act. TAML is a wholly-owned subsidiary of Templeton International Inc., which is a subsidiary of Templeton Worldwide, Inc., which, in turn, is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"), 777 Mariners Island Blvd., San Mateo, California 94404-1585. Resources is primarily engaged, through various subsidiaries, in providing investment management, share distribution, transfer agent and administrative services to a family of investment
companies.   Resources is an NYSE, Inc. listed holding company (NYSE: BEN).
Resources principal shareholders are Charles B. Johnson and Rupert H. Johnson, both principal officers and trustees of the Trust, who own approximately 20% and 16%, respectively, of Resources outstanding shares. TAML provides investment advisory and related services to certain Templeton funds and portfolios. TAML is principally an investment adviser to emerging market equity portfolios.

      There are no officers of corporations per se in Singapore, only directors and managing directors. They act in a capacity of an officer for U.S. purposes, such actions constituting the actions of an officer.

DIRECTORS            PRINCIPAL OCCUPATION      ADDRESS
-----------------------------------------------------------------
Martin L. Flanagan     Accountant           777 Mariners Island
Director                                    Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Mark G. Holowesko      Securities Analyst   Box N-7759 Lyford
Director                                    Cay
                                            Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles E. Johnson                          777 Mariners Island
Director               Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Lim Chong Boon                              7 Temasek Blvd.,
(Dennis)               Securities Analyst   Suntec Tower One
Director                                    Singapore
-----------------------------------------------------------------
-----------------------------------------------------------------
Gregory E. McGowan                          500 East Broward
Director               Attorney             Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
J. Mark Mobius                              7 Temasek Blvd.,
Managing Director                           Suntec Tower One
                       Securities Analyst   Singapore
-----------------------------------------------------------------
-----------------------------------------------------------------
Murray L. Simpson                           2701 Shui On Center
Director               Attorney             Hon Kong, China
-----------------------------------------------------------------
-----------------------------------------------------------------
Wai Kwok (Tom)                              7 Temasek Blvd.,
Director               Securities Analyst   Suntec Tower One
                                            Singapore
-----------------------------------------------------------------

Some of trustees or officers of the VIP Trust (whose addresses and biographical information are included in the VIP Trust's statement of additional information) also serve as directors of TAML. These trustees and officers are listed below:
      Marty L. Flanagan
      Charles E. Johnson

      TEMPLETON GLOBAL ADVISORS LIMITED. Templeton Global Advisors Limited ("TGAL") is a Bahamian corporation located in Nassau, Bahamas. TGAL is registered as an investment adviser with the SEC under the Advisers Act. . TGAL is a wholly owned subsidiary of T.G.H. Holdings, Ltd., which is a subsidiary of Templeton International, Inc., which, in turn, is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"), 777 Mariners Island Blvd., San Mateo, California 94404-1585. Resources is primarily engaged, through various subsidiaries, in providing investment management, share distribution, transfer agent and administrative services to
a family of investment companies.   Resources is an NYSE, Inc. listed holding
company (NYSE: BEN). Resources principal shareholders are Charles B. Johnson and Rupert H. Johnson, both principal officers and trustees of the Trust, who own approximately 20% and 16%, respectively, of Resources outstanding shares. TGAL provides investment advisory and portfolio management services to certain of the Templeton funds and separate accounts. TGAL is the principal investment adviser to the Templeton funds.

      The principal executive officers of TGAL are:

NAME AND OFFICE      PRINCIPAL OCCUPATION      ADDRESS
-----------------------------------------------------------------
Mark G. Holowesko                           Box N-7759 Lyford
Director and President Securities Analyst   Cay
                                            Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Martin L. Flanagan
Director and                                777 Mariners Island
Executive Vice         Accountant           Blvd.
President                                   San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
J. Mark Mobius                              7 Temasek Blvd.,
Director and                                Suntec Tower One
Executive Vice         Securities Analyst   Singapore,
President
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles B. Johnson                          777 Mariners Island
Director               Executive Manager    Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles E. Johnson                          777 Mariners Island
Director               Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Jeffrey A. Everett                          Box N-7759 Lyford
Executive Vice         Securities Analyst   Cay
President                                   Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Gregory E. McGowan
Executive Vice                              500 East Broward
President              Attorney             Blvd.
and Secretary                               Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Richard Sean                                Box N-7759 Lyford
Farrington             Securities Analyst   Cay
Senior Vice President                       Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Timothy Brown                               Box N-7759 Lyford
Vice President and     Accountant           Cay
Treasurer                                   Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Deborah R. Gatzek                           777 Mariners Island
Vice President         Attorney             Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Cindy Sweeting                              Box N-7759 Lyford
Vice President         Securities Analyst   Cay
                                            Nassau, Bahamas
-----------------------------------------------------------------
-----------------------------------------------------------------
Dale Winner                                 Box N-7759 Lyford
Vice President         Securities Analyst   Cay
                                            Nassau, Bahamas
-----------------------------------------------------------------

Some of trustees or officers of the VIP Trust (whose addresses and biographical information are included in the VIP Trust's statement of additional information) also serve as directors or officers of TGAL. These trustees and officers are listed below:

      Marty L. Flanagan
      Charles B. Johnson
      Charles E. Johnson
      Deborah R. Gatzek

      Note:  Charles B. Johnson is the father of Charles E. Johnson

      TEMPLETON INVESTMENT COUNSEL, INC. Templeton Investment Counsel, Inc. ("TICI") is a Florida corporation formed in October 1979 and whose address is 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida. TICI is a wholly owned subsidiary of Templeton Global Investors, Inc., which is a subsidiary of Templeton Worldwide, Inc., which, in turn, is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"), 777 Mariners Island Blvd., San Mateo, California 94404-1585. Resources is primarily engaged, through various subsidiaries, in providing investment management, share distribution, transfer agent and administrative services to a family of
investment companies.   Resources is an NYSE, Inc. listed holding company
(NYSE: BEN). Resources principal shareholders are Charles B. Johnson and Rupert H. Johnson, both principal officers and trustees of the Trust, who own approximately 20% and 16%, respectively, of Resources outstanding shares. TICI is the principal investment adviser to managed and institutional accounts. In addition, it provides portfolio management services to certain of the Templeton funds and sub-advisory services to certain of the Franklin funds.

      The principal executive officers of TICI are:

NAME AND OFFICE      PRINCIPAL OCCUPATION      ADDRESS
-----------------------------------------------------------------
Charles E. Johnson                          777 Mariners Island
Director and Chairman  Securities Analyst   Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Donald F. Reed                              500 East Broward
President and Director Securities Analyst   Blvd.
                                            Ft. Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Martin L. Flanagan
Director, Executive
Vice President and                          777 Mariners Island
Chief Operating        Accountant           Blvd.
Officer                                     San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Howard Joseph Leonard                       P.O. Box 472867
Executive Vice         Securities Analyst   Charlotte, NC
President
-----------------------------------------------------------------
-----------------------------------------------------------------
Gregory E. McGowan
Director and                                500 East Broward
Executive Vice         Attorney             Blvd.
President                                   Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Gary Paul Motyl
Director and                                500 East Broward
Executive Vice         Securities Analyst   Blvd.
President                                   Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
W. Denman Zirkle                            500 East Broward
Executive Vice         Sales & Client       Blvd.
President              Services             Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Niels E. Andersen
Director and Senior
Vice President of                           500 East Broward
Institutional          Marketing            Blvd.
Business Development                        Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Mark R. Beveridge                           500 East Broward
Senior Vice President  Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Gary R. Clemons                             500 East Broward
Senior Vice President  Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
William T. Howard, Jr.                      500 East Broward
Senior Vice President  Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Charles Reed Hutchens                       500 East Broward
Senior Vice President                       Blvd.
                       Client Services      Fort Lauderdale,
                                            Florida

-----------------------------------------------------------------
-----------------------------------------------------------------
Elizabeth M. Knoblock
Vice President,                             500 East Broward
General Counsel and    Attorney             Blvd.
Secretary                                   Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Peter A. Nori                               500 East Broward
Senior Vice President  Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Simon Rudolph                               500 East Broward
Senior Vice President  Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Catherine B. Alsop                          500 East Broward
Vice President         Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Heidi C. Andersen                           500 East Broward
Vice President         Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Peter D. Anderson                           500 East Broward
Vice President         Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Jean M. Cabot                               500 East Broward
President              Client  Services     Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Michael J. Corcoran                         777 Mariners Island
Vice President and     Accountant           Blvd.
Controller                                  San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Cristina Elias                              500 East Broward
Vice President         Client Services      Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Norman R. Frisbie                           777 Mariners Island
Vice President         Sales                Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Deborah R. Gatzek                           777 Mariners Island
Vice President         Attorney             Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Douglas J. Gooding                          500 East Broward
Vice President         Client Services      Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Robert G. Paulson                           500 East Broward
Vice President         Sales                Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
John B. Rovick                              500 East Broward
Vice President         Marketing            Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Sandra Schoren-Testa                        500 East Broward
Vice President         Client Services      Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Edgerton Scott                              500 East Broward
Vice President         Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Catherine N. Triantis                       500 East Broward
Vice President         Sales                Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Ann Margaret Ulrich                         500 East Broward
Vice President         Client Services      Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------
-----------------------------------------------------------------
Jeanne S. F. Wong                           777 Mariners Island
Vice President         Client Services      Blvd.
                                            San Mateo,
                                            California
-----------------------------------------------------------------
-----------------------------------------------------------------
Guang Yang                                  500 East Broward
Vice President         Securities Analyst   Blvd.
                                            Fort Lauderdale,
                                            Florida
-----------------------------------------------------------------

      Some of trustees or officers of the VIP Trust (whose addresses and biographical information are included in the VIP Trust's statement of additional information) also serve as directors or officers of TICI. These trustees and officers are listed below:

      Charles B. Johnson
      Marty L. Flanagan

PORTFOLIO MANAGEMENT TEAM

      In general, the portfolio management team is the same between corresponding funds, except in three pairs. The three pairs are: (1) the TVP Templeton Asset Allocation Fund and the VIP Templeton Global Asset Allocation Fund; (2) the TVP Templeton International Fund and the VIP Templeton International Equity Fund; and (3) the TVP Templeton Stock Fund and the TVP Templeton Global Growth Fund.

-----------------------------------------------------------------
                TVP TEMPLETON    VIP TEMPLETON
                ASSET            GLOBAL ASSET    COMBINED FUND
                ALLOCATION FUND  ALLOCATION FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio       Gary Clemons     Dale Winner     Gary Clemons
Manager
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Team      Peter Nori       Mark Holowesko  Peter Nori
Members         Tucker Scott     A team of       Tucker Scott
                A team of        Templeton       A team of
                Templeton        Global Bond     Templeton
                Global Bond      Managers        Global Bond
                Managers                         Managers
-----------------------------------------------------------------


-----------------------------------------------------------------
                TVP TEMPLETON    VIP TEMPLETON
                INTERNATIONAL    INTERNATIONAL
                FUND             EQUITY FUND     COMBINED FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio       Peter Nori       Howard Leonard  Mark Holowesko
Manager
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Team      Gary Motyl       Mark Beveridge  Jeffrey Everett
Members         Heidi Anderson                   Christopher A.
                                                 Maura
-----------------------------------------------------------------


-----------------------------------------------------------------
                TVP TEMPLETON    VIP TEMPLETON
                STOCK FUND       GLOBAL GROWTH   COMBINED FUND
                                 FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
Portfolio       Mark Beveridge   Sean Farrington Mark Holowesko
Manager
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Team      William Howard   Jeffrey Everett Jeffrey Everett
Members         Edwin Lugo II
-----------------------------------------------------------------

Information about each of these persons is set forth below.

      HEIDI S. ANDERSEN, CFA

Ms. Andersen is a Vice President of TICI and has been a manager of the TVP Templeton International Fund since 1998. Ms. Andersen has been with the Franklin Templeton Group since 1995.

      MARK R. BEVERIDGE, CFA

Mr. Beveridge is a Senior Vice President of TICI and has been a manager of the VIP Templeton International Equity Fund since 1994 and of the TVP Templeton Stock Fund since 1995. Mr. Beveridge has been with the Franklin Templeton Group since 1985.

      GARY CLEMONS

Mr. Clemens is a Senior Vice President of TICI and has managed the equity portion of the TVP Templeton Asset Allocation Fund since 1995. Mr. Clemons has been with the Franklin Templeton Group since 1990.

      JEFFREY A. EVERETT, CFA

Mr. Everett is an Executive Vice President of TGAL and has been a manager of the VIP Templeton Global Growth Fund since its inception in 1994 and will be a manager of the VIP Templeton International Equity Fund effective May 1, 2000. Mr. Everett has been with the Franklin Templeton Group since 1989.

      RICHARD SEAN FARRINGTON, CFA

Mr. Farrington is a Senior Vice President of TGAL and has been a manager of the VIP Global Growth Fund since 1995. Mr. Farrington has been with the Franklin Templeton Group since 1991.

      MARK G. HOLOWESKO, CFA

Mr. Holowesko is President of TGAL and has been a manager of the VIP Global Templeton Asset Allocation since 1999 and will be the manager of the VIP Templeton International Equity Fund and the VIP Templeton Global Growth Fund, effective May 1, 2000. Mr. Holowesko has been with the Franklin Templeton Group since 1985.

      WILLIAM T. HOWARD, JR., CFA

Mr. Howard is a Senior Vice President of TICI and has been a manager of the TVP Stock Fund since 1996. Mr. Howard has been with the Franklin Templeton Group since 1993.

      HOWARD J. LEONARD, CFA

Mr. Leonard is a Executive Vice President of TICI and has been a manager of the VIP Templeton International Equity Fund since 1997. Mr. Leonard has been with the Franklin Templeton Group since 1989.

      EDWIN LUGO II

Mr. Lugo is a portfolio manager of TICI and has been a manager of the TVP Templeton Stock Fund since 1999. Mr. Lugo has been with the Franklin Templeton Group since 1996. Prior to joining the Franklin Templeton Group, he worked at the New Boston Group.

      CHRISTOPHER A. MAURA

Mr. Maura is a portfolio manager of TGAL and will be the manager of VIP Templeton International Equity Fund effective May 1, 2000. He joined the Franklin Templeton Group in 1993.

      GARY P. MOTYL, CFA

Mr. Motyl is a Director and a Executive Vice President of TICI and has been a manager of the TVP Templeton International Fund since 1995. Mr. Motyl has been with the Franklin Templeton Group since 1981.

      PETER A. NORI, CFA

Mr. Nori is a Senior Vice President of TICI and has managed the equity portion of the TVP Asset Allocation Fund since 1996 and has been a manager of the TVP Templeton International Fund since 1996. Mr. Nori has been with the Franklin Templeton Group since 1987.

      TUCKER SCOTT, CFA

Mr. Scott is a Vice President of TICI and has been a manager of the TVP Asset Allocation Fund since 1998 and has been with the Franklin Templeton Group since 1996. Prior to joining the Franklin Templeton Group, Mr. Scott worked for Aeltus Investment Management.

      DALE WINNER, CFA

Mr. Winner has been a manager of the VIP Templeton Global Asset Allocation Fund since 1997. Before joining Templeton Global Advisors Limited ("TGAL") and Franklin Templeton in 1995, he was a trust officer at J.P. Morgan.




                                                                    EXHIBIT VII
            TVP FUNDS AND VIP FUNDS COMPARATIVE FEE TABLE EXAMPLES


      The following examples are intended to help you compare the cost of investing in each fund and in the combined funds. These examples assume you invest $10,000 for the periods shown and then sell your shares at the end of those periods. These examples also assume your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER, if applicable, and remain the same. THESE EXAMPLES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUNDS ARE INVESTMENT OPTIONS. If they had been included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                TVP FRANKLIN LARGE CAP GROWTH INVESTMENTS FUND
                 VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
-----------------------------------------------------------------
                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP FRANKLIN LARGE CAP
GROWTH INVESTMENTS FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $294      $901      $1,533    $3,233
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         n/a       n/a       n/a       n/a
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $79       $246      $428      $954
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $109      $340      $590      $1,221
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $79       $246      $428      $954
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $109      $340      $590      $1,221
-----------------------------------------------------------------

                    TVP FRANKLIN SMALL CAP INVESTMENTS FUND
                          VIP FRANKLIN SMALL CAP FUND
-----------------------------------------------------------------
                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP FRANKLIN SMALL CAP
INVESTMENTS FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $103      $323      $560      $1,240
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $129      $401      $694      $1,527
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP FRANKLIN SMALL CAP
FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $79       $246      $428      $954
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $104      $325      $563      $1,248
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $84       $262      $455      $1,014
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $109      $340      $590      $1,306
-----------------------------------------------------------------


                      TVP MUTUAL SHARES INVESTMENTS FUND
                       VIP MUTUAL SHARES SECURITIES FUND
-----------------------------------------------------------------
                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP MUTUAL SHARES
INVESTMENTS FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $290      $889      $1,513    $3,195
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $315      $963      $1,635    $3,430
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP MUTUAL SHARES
SECURITIES FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $79       $246      $428      $954
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $109      $340      $590      $1,221
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $79       $246      $428      $954
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $104      $325      $563      $1,248
-----------------------------------------------------------------

                      TVP TEMPLETON ASSET ALLOCATION FUND
                  VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
-----------------------------------------------------------------
                        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP TEMPLETON ASSET
ALLOCATION FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $80        $249      $433      $966
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $105       $328      $569      $1,259
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP TEMPLETON GLOBAL
ASSET ALLOCATION FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $86        $268      $466      $1,037
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $116       $362      $628      $1,302
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $81        $252      $439      $978
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $106       $331      $574      $1,271
-----------------------------------------------------------------


                            TVP TEMPLETON BOND FUND
                  VIP TEMPLETON GLOBAL INCOME SECURITIES FUND
-----------------------------------------------------------------
                        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP TEMPLETON BOND FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $75        $233      $406      $906
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $90        $281      $488      $1,084
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP TEMPLETON GLOBAL
INCOME SECURITIES FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $64        $202      $351      $786
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $95        $296      $515      $1,058
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $63        $199      $346      $774
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $89        $278      $482      $1,073
-----------------------------------------------------------------

                     TVP TEMPLETON DEVELOPING MARKETS FUND
                 VIP TEMPLETON DEVELOPING MARKETS EQUITY FUND
-----------------------------------------------------------------
                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP TEMPLETON
DEVELOPING MARKETS FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $169      $523      $902      $1,965
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $194      $600      $1,032    $2,233
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP TEMPLETON
DEVELOPING MARKETS
EQUITY FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $144      $446      $771      $1,691
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $174      $539      $928      $1,940
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $159      $493      $850      $1,856
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $184      $569      $980      $2,127
-----------------------------------------------------------------


                       TVP TEMPLETON INTERNATIONAL FUND
                    VIP TEMPLETON INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------
                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP TEMPLETON
INTERNATIONAL FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $88       $274      $477      $1,061
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $113      $353      $612      $1,352
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP TEMPLETON
INTERNATIONAL EQUITY
FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $90       $281      $488      $1,084
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $120      $375      $649      $1,348
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares         $85       $265      $460      $1,025
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares         $110      $343      $595      $1,317
-----------------------------------------------------------------

TVP TEMPLETON STOCK FUND
VIP TEMPLETON GLOBAL GROWTH FUND
-----------------------------------------------------------------
                        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
-----------------------------------------------------------------
TVP TEMPLETON STOCK
FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $91        $284      $493      $1,096
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $116       $362      $628      $1,386
-----------------------------------------------------------------
-----------------------------------------------------------------
VIP TEMPLETON GLOBAL
GROWTH FUND
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $90        $281      $488      $1,084
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $120       $375      $649      $1,348
-----------------------------------------------------------------
-----------------------------------------------------------------
COMBINED FUND PRO FORMA
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 1 Shares        $87        $271      $471      $1,049
-----------------------------------------------------------------
-----------------------------------------------------------------
  Class 2 Shares        $112       $350      $606      $1,340
-----------------------------------------------------------------


                        TVP FRANKLIN S&P 500 INDEX FUND
                        VIP FRANKLIN S&P 500 INDEX FUND
---------------------------------------------
                        1 YEAR     3 YEARS
---------------------------------------------
---------------------------------------------
TVP FRANKLIN S&P 500
INDEX FUND
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $54        $170
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $80        $249
---------------------------------------------
---------------------------------------------
  Class 3 Shares        $82        $255
---------------------------------------------
---------------------------------------------
VIP FRANKLIN S&P 500
INDEX FUND
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $0         $0
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $0         $0
---------------------------------------------
---------------------------------------------
COMBINED FUND PRO FORMA
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $54        $170
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $80        $249
---------------------------------------------
---------------------------------------------
  Class 3 Shares        $82        $255
---------------------------------------------

                TVP FRANKLIN STRATEGIC INCOME INVESTMENTS FUND
                 VIP FRANKLIN STRATEGIC INCOME SECURITIES FUND
---------------------------------------------
                        1 YEAR     3 YEARS
---------------------------------------------
---------------------------------------------
TVP FRANKLIN STRATEGIC
INCOME INVESTMENTS FUND
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $97        $303
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $122       $381
---------------------------------------------
---------------------------------------------
VIP FRANKLIN STRATEGIC
INCOME SECURITIES FUND
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $          $
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $          $
---------------------------------------------
---------------------------------------------
COMBINED FUND PRO FORMA
---------------------------------------------
---------------------------------------------
  Class 1 Shares        $97        $303
---------------------------------------------
---------------------------------------------
  Class 2 Shares        $122       $381
---------------------------------------------



                                                                 Exhibit VIII(a)

EXHIBIT VIII - TVP AND VIP
FUNDS - CLASS 1 COMPARATIVE
PERFORMANCE


                               AVERAGE  ANNUAL RETURNS          CUMULATIVE TOTAL RETUNS


                                                      INCEP-        5-    10-  INCEP-
                                     5-YEARS 10-YEARS  TION  1-YEAR YEARS YEAR TION
                            INCEPTION   TO    TO       TO     TO    TO    TO     TO
FUNDS                          DATE    SEPT.  SEPT.   SEPT.   SEPT. SEPT. SEPT. SEPT.
                                        99    99       99     99    99    99     99
------------------------------------------------------------------------------------
 TVP Franklin Large Cap        May-01-98 N/A   N/A   21.98 37.81   N/A   N/A   32.57
Growth Investments Fund*
VIP Franklin Large Cap         May-01-96 N/A   N/A   17.44 28.32   N/A   N/A   73.26
Growth Investments Fund**

TVP Franklin Small Cap        May-01-98 N/A   N/A   10.65 51.70   N/A   N/A   15.45
Investments Fund
VIP Franklin Small Cap        Nov-01-95 N/A   N/A   17.45 52.16   N/A   N/A   87.81
Investments Fund

TVP Mutual Shares             May-01-98 N/A   N/A    0.47 16.92   N/A   N/A    0.66
Investments Fund
VIP Mutual Shares Securities  Nov-08-96 N/A   N/A    8.84 18.30   N/A   N/A   27.75
Fund

TVP Templeton Asset           Aug-24-813.91 12.15   12.15 31.49 91.78 214.65 257.18
Allocation Fund
VIP Templeton Global Asset    May-01-95 N/A   N/A    8.58 12.55   N/A   N/A   43.85
Allocation Fund

TVP Templeton Bond Fund       Aug-24-885.62  6.31    6.34 -1.94 31.46 84.31   97.86
VIP Templeton Global Income   Jan-24-895.52  6.19    6.37 -1.99 30.81 82.39   93.33
Securities Fund

TVP Templeton Developing      Mar-04-96 N/A   N/A  -11.60 54.49   N/A   N/A  -35.64
Markets Fund
VIP Templeton Developing      Mar-15-9-0.19   N/A    0.75 47.02 -0.94   N/A    4.21
Markets Equity Fund

TVP Templeton International   May-01-913.30   N/A   13.95 24.62 86.69   N/A  163.33
Fund
VIP Templeton International   Jan-27-910.77   N/A   10.88 21.93 66.73   N/A  120.90
Equity Fund

TVP Templeton Stock Fund      Aug-24-812.79 11.76   12.18 27.47 82.53 203.99 258.17
VIP Templeton Global Growth   Mar-15-912.49   N/A   12.15 25.91 80.15   N/A   88.83
Fund


* PREVIOUSLY NAMED THE
FRANKLIN GROWTH INVESTMENTS
FUND
** PREVIOUSLY NAMED THE
CAPITAL GROWTH FUND
The managers of the TVP
Franklin Large Cap Growth
Investments, Franklin Small
Cap Investments, and Mutual
Shares Investments Funds,
are contractually
obligated to limit class 1
expenses for these funds to
1.00% of total net assets
through 1999.
PERFORMANCE REFLECTS ALL
FUND EXPENSES BUT DOES NOT
INCLUDE ANY FEES OR SALES
CHARGES IMPOSED BY THE
VARIABLE INSURANCE CONTRACT
FOR WHICH THE FUND IS AN
INVESTMENT OPTION. IF THEY
HAD BEEN INCLUDED,
PERFORMANCE WOULD BE LOWER.
Total return figures are
based on the inception of
each TVP and VIP Fund, which
may have started before the
contract.
Total return represents the
cumulative or average annual
change in value, assuming
reinvestment of dividends
and capital gains.
Average returns smooth out
variations in returns, which
can be significant; they are
not the same as year by year
results.


                                                              EXHIBIT VIII(b)

EXHIBIT VIII - TVP AND VIP
FUNDS - CLASS 2 COMPARATIVE
PERFORMANCE


                               AVERAGE  ANNUAL RETURNS          CUMULATIVE TOTAL RETUNS


                                                      INCEP-        5-    10-  INCEP-
                                     5-YEARS 10-YEARS  TION  1-YEAR YEARS YEAR TION
                            INCEPTION   TO    TO       TO     TO    TO    TO     TO
FUNDS                          DATE    SEPT.  SEPT.   SEPT.   SEPT. SEPT. SEPT. SEPT.
                                        99    99       99     99    99    99     99
------------------------------------------------------------------------------------
 TVP Franklin Large Cap       May-01-98 N/A   N/A     N/A   N/A   N/A   N/A     N/A
Growth Investments Fund*
VIP Franklin Large Cap        May-01-96 N/A   N/A   17.34 27.94   N/A   N/A   72.76
Growth Investments Fund**

TVP Franklin Small Cap        May-01-98 N/A   N/A   10.43 51.27   N/A   N/A   15.12
Investments Fund
VIP Franklin Small Cap        Nov-01-95 N/A   N/A   17.38 52.16   N/A   N/A   87.36
Investments Fund

TVP Mutual Shares             May-01-98 N/A   N/A    0.31 16.66   N/A   N/A    0.45
Investments Fund
VIP Mutual Shares Securities  Nov-08-96 N/A   N/A    8.93 18.59   N/A   N/A   28.07
Fund

TVP Templeton Asset           Aug-24-813.78 12.08   12.09 31.16 90.65 212.80 255.08
Allocation Fund
VIP Templeton Global Asset    May-01-95 N/A   N/A    8.56 12.38   N/A   N/A   43.77
Allocation Fund

TVP Templeton Bond Fund       Aug-24-885.60  6.30    6.33 -2.03 31.32 84.13   97.66
VIP Templeton Global Income   Jan-24-895.47  6.26    6.43 -2.23 30.50 83.61   94.63
Securities Fund

TVP Templeton Developing      Mar-04-96 N/A   N/A  -11.72 54.09   N/A   N/A  -36.01
Markets Fund
VIP Templeton Developing      Mar-15-9-0.24   N/A    0.70 46.67 -1.17   N/A    3.96
Markets Equity Fund

TVP Templeton International   May-01-913.20   N/A   13.90 24.30 85.50   N/A  161.60
Fund
VIP Templeton International   Jan-27-910.69   N/A   10.83 21.49 66.18   N/A  120.17
Equity Fund

TVP Templeton Stock Fund      Aug-24-812.64 11.69   12.12 27.14 81.34 202.01 255.84
VIP Templeton Global Growth   Mar-15-912.47   N/A   12.12 25.76 79.94   N/A   88.83
Fund


* PREVIOUSLY NAMED THE
FRANKLIN GROWTH INVESTMENTS
FUND
** PREVIOUSLY NAMED THE
CAPITAL GROWTH FUND
Standardized performance for
class 2 shares reflects a
"blended" figure, combining:
(a) for periods prior to
class 2's inception on
5/1/97 for the TVP Funds and
1/6/99 for the VIP Funds,
historical results of class
1 shares, and (b) for
periods after 5/1/97 for the
TVP Funds and
1/6/99 for the VIP Funds,
class 2's results reflecting
an additional 12b-1 fee
expense, which also affects
all future performance.
The managers of the TVP
Franklin Large Cap Growth
Investments, Franklin Small
Cap Investments, and Mutual
Shares Investments Funds,
are contractually obligated
to limit class 2 expenses
for these funds to 1.25% of
total net assets through
1999.
PERFORMANCE REFLECTS ALL
FUND EXPENSES BUT DOES NOT
INCLUDE ANY FEES OR SALES
CHARGES IMPOSED BY THE
VARIABLE
INSURANCE CONTRACT FOR WHICH
THE FUND IS AN INVESTMENT
OPTION. IF THEY HAD BEEN
INCLUDED, PERFORMANCE WOULD
BE LOWER.
Total return figures are
based on the inception of
each TVP and VIP Fund, which
may have started before the
contract.
Total return represents the
culmulative or average
annual change in value,
assuming reinvestment of
dividends and capital gains.
Average returns smooth out
variations in returns,
which can be significant;
they are not the same as
year by year results.




                       Statement of Additional Information


                                 Special Meeting
                         To be held on February 1, 2000


                     Templeton Variable Products Series Fund
                     500 East Broward Boulevard, Suite 2100
                       Fort Lauderdale, Florida 33394-3091
                                1-(800) 774-5001

              Franklin Templeton Variable Insurance Products Trust
                          777 Mariners Island Boulevard
                           San Mateo, California 94404
                                1-(800) 342-3863

This Statement of Additional Information is not a prospectus. A combined proxy statement/prospectus, dated December 9, 1999, relating to the above matter may be obtained from the office of Franklin Templeton Variable Insurance Products Trust, 777 Mariners Island Boulevard, San Mateo, California 99404, or by calling 1-(800) 342-3863. This Statement of Additional Information relates to, and should be read in conjunction with the combined proxy statement/prospectus and is incorporated by reference into that document (which means that this statement of additional Information is legally a part of the combined proxy statement/prospectus).

Unless  otherwise  indicated,  capitalized  terms used herein and not  otherwise
defined   have  the  same   meanings  as  are  given  in  the   combined   proxy
statement/prospectus.





  The date of this statement of additional information is December 9, 1999.



TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Information incorporated by reference

Pro forma financial statements



INFORMATION INCORPORATED BY REFERENCE

Each of the following documents is incorporated by reference into this Statement of Additional Information:

1. Statement of Additional Information of the Franklin Templeton Variable Insurance Products Series Trust, dated May 1, 1999, as supplemented July 1, 1999.

2. Annual Report of Franklin Templeton Variable Insurance Products Series Trust for the period ended December 31, 1998.

3. Semi-annual Report of Franklin Templeton Variable Insurance Products Series Trust for the period ended June 30, 1999.

4. Statement of Additional Information of the Templeton Variable Products Series Fund, dated July 1, 1999.

5. Annual Report of Templeton Variable Products Series Fund for the period ended December 31, 1998.

6. Semi-annual Report of Templeton Variable Products Series Fund for the period ended June 30, 1999.


PRO FORMA COMBINED FINANCIAL STATEMENTS

The following unaudited pro forma financial information gives effect to the proposed reorganization, accounted as if the reorganization had occurred as of June 30, 1999. In addition, each pro forma combined statement has been prepared based upon the structure of the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

Pro forma financial information has not been prepared for the VIP's Franklin S&P 500 Index Fund and the Franklin Strategic Income Securities Fund, because such funds will be organized to facilitate the reorganization and have not commenced operations. Moreover, the expenses of these funds are not expected to be materially different from the expenses of the corresponding TVP funds, each of which commenced operations after June 30, 1999.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Franklin Templeton Variable Insurance Products Series Trust and the Templeton Variable Products Series Fund which are incorporated by reference in this Statement of Additional Information. Each combination will be accounted for as a tax-free reorganization.

>>
<<
VIP Capital Growth Fund
TVP Growth Investments Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)


                                                                                VIP Capital Growth
                        VIP Capital Growth FundTVP Growth Investments Fund      Pro Forma Combined
-----------------------------------------------------------------------------------------------------
                                  SHARES       VALUE     SHARES    VALUE     SHARES   VALUE
-----------------------------------------------------------------------------------------------------

   Common Stocks 88.2%
 Commercial Services 3.2%
 a  Concord EFS Inc.              140,000 $5,923,750       200   $ 8,463    140,200$5,932,213
    Equifax Inc.                  100,000  3,568,750       200     7,138    100,200 3,575,888
 a Robert Half International Inc.  75,000  1,950,000       200     5,200
                                   75,200 1,955,200
                                         ------------          ------------     -------------
                                         11,442,500               20,801           11,463,301
                                         ------------          ------------     -------------
  Consumer Durables 2.0%
 a Electronic Arts Inc.            50,000 2,712,500         --        --     50,000 2,712,500
            Mattel Inc.           160,000 4,230,000        200     5,288    160,200 4,235,288
                                         ------------           ------------    -------------
                                         6,942,500                 5,288            6,947,788
                                         ------------          ------------     -------------
 Consumer Non-Durables 4.9%
      Campbell Soup Co.           30,000 1,391,250         100     4,638     30,100 1,395,888
          Coca-Cola Co.           17,000 1,062,500          --        --     17,000 1,062,500
    Hershey Foods Corp.           75,000 4,453,125          --        --     75,000 4,453,125
           Nike Inc., B           50,000 3,165,625         100     6,331     50,100 3,171,956
           PepsiCo Inc.           30,000 1,160,625          --         --    30,000 1,160,625
 Philip Morris Cos. Inc.          85,000 3,415,938         200     8,038     85,200 3,423,976
   Procter & Gamble Co.           30,000 2,677,500          --         --    30,000 2,677,500
                                        ------------          ------------       ------------
                                        17,326,563                19,007           17,345,570
                                        ------------          ------------      -------------
  Consumer Services 3.0%
       McDonald's Corp.          100,000 4,131,250         --        --     100,000 4,131,250
 a  Mirage Resorts Inc.          110,000 1,842,500        300     5,025     110,300 1,847,525
       Time Warner Inc.           64,000 4,704,000         --        --      64,000 4,704,000
                                       ------------          ------------          ----------
                                       10,677,750                 5,025            10,682,775
                                       ------------          ------------          ----------
 Electronic Technology 18.5%
 a   3Com Corp.                  85,000 2,268,438         100     2,669      85,100 2,271,107
 aApplied Materials Inc.         55,000 4,063,125         100     7,388      55,100 4,070,513
 a   Cisco Systems Inc.         110,000 7,095,000         200    12,900     110,200 7,107,900
  Compaq Computer Corp.         100,000 2,368,750         200     4,738     100,200 2,373,488
    Hewlett-Packard Co.          65,000 6,532,500         100    10,050      65,100 6,542,550
            Intel Corp.          50,000 2,975,000         200    11,900      50,200 2,986,900
 International Business Machines 50,000 6,462,500          --        --      50,000 6,462,500
 Corp.
a     KLA-Tencor Corp.           50,000 3,243,750          --        --      50,000 3,243,750
 Linear Technology Corp.         65,000 4,371,250          --        --      65,000 4,371,250
 Lucent Technologies Inc.        30,000 2,023,125          50     3,372      30,050 2,026,497
 Molex Inc.                      63,437 2,347,169         200     7,400      63,637 2,354,569
 Nortel Networks Corp. (Canada)     --         --          50     4,341          50     4,341
 a   Synopsys Inc.               70,000 3,863,125          --        --      70,000 3,863,125
 a         Tellabs Inc.          24,000 1,621,500          50     3,378      24,050 1,624,878
 a       Uniphase Corp.          40,000 6,640,000         100    16,600      40,100 6,656,600
 United Technologies Corp.       60,000 4,301,250          --        --      60,000 4,301,250
 a          Xilinx Inc.         100,000 5,725,000          --        --     100,000 5,725,000
                                        ------------           -----------         ----------
                                       65,901,482                84,736            65,986,218
                                       ------------          ------------           ---------
    Energy Minerals 1.9%
 aBarrett Resources Corp.       58,200 2,233,425          --        --      58,200  2,233,425
 Royal Dutch Petroleum Co., N.Y. shs.,
 ADR (Netherlands)              75,000 4,518,750         100      6,025     75,100  4,524,775
                                     ------------            -----------
                                       6,752,175                  6,025             6,758,200
                                    ------------             ------------     ----------------
 Finance 9.6%
 American International         33,550 3,927,447          --         --     33,550  3,927,447
Group Inc.
 Associates First Capital       70,00  3,101,875          200     8,863     70,200  3,110,738
Corp., A
  Bank One Corp.                85,00  5,062,813          --        --      85,000 5,062,813
   Charles Schwab Corp.         32,500 3,570,938          50     5,494      32,550 3,576,432
         Citigroup Inc.        127,500 6,056,250         150     7,125     127,650 6,063,375
             Fannie Mae         75,000 5,128,125         100     6,838      75,100 5,134,963
 aGoldman Sachs Group Inc.      22,600 1,632,850         100     7,225      22,700 1,640,075
 Providian Financial Corp.      38,000 3,553,000          --        --      38,000 3,553,000
 aTD Waterhouse Group Inc.      89,900 2,253,119         200     5,013      90,100 2,258,132
                                      ------------          ------------    ----------------
                                      34,286,417                40,558            34,326,975
                                     ------------          ------------    ----------------
  Health Services 1.0%
  McKesson HBOC Inc.           59,000$1,895,375          50   $ 1,606      59,050$1,896,981
  Omnicare Inc.               120,000 1,767,500          --        --     120,000 1,767,500
                                     ------------           -----------     ----------------
                                      3,662,875                 1,606             3,664,481
                                    ------------           ------------     ----------------
 Health Technology 13.8%
  Abbott Laboratories        110,000 5,005,000          200    9,100      110,200 5,014,100
 American Home Products Corp. 60,000 3,450,000          100    5,750       60,100 3,455,750
 a           Amgen Inc.       90,000 5,478,750           --       --       90,000 5,478,750
 Baxter International Inc.    70,000 4,243,750          100    6,063       70,100 4,249,813
 aBoston Scientific Corp.     85,000 3,734,688          100    4,394       85,100 3,739,082
 Bristol-Myers Squibb Co.     80,000 5,635,000           --       --       80,000 5,635,000
 a        Centocor Inc.       21,000   979,125           --       --       21,000   979,125
        Eli Lilly & Co.       40,000 2,865,000           --       --       40,000 2,865,000
 a        Guidant Corp.        5,000   257,188          100    5,144        5,100   262,332
      Johnson & Johnson       55,000 5,390,000          100    9,800       55,100 5,399,800
         Medtronic Inc.       50,000 3,893,750           --       --       50,000 3,893,750
       Merck & Co. Inc.       15,000 1,110,000           --       --       15,000 1,110,000
            Pfizer Inc.       22,000 2,414,500           --       --       22,000 2,414,500
  Schering-Plough Corp.       90,000 4,770,000          200   10,600       90,200 4,780,600
                                    ------------          ------------     ----------------
                                    49,226,751                50,851             49,277,602
                                    ------------          ------------     ----------------
 Industrial Services 3.6%
 a            AES Corp.      65,000  3,778,125          100     5,813      65,100 3,783,938
 aRepublic Services Inc., A 164,500  4,071,375          200     4,950     164,700 4,076,325
      Schlumberger Ltd.      75,000  4,776,563           --       --       75,000 4,776,563
                                    ------------          ------------      ----------------
                                    12,626,063                 10,763            12,636,826
                                    ------------          ------------     ----------------
 Non-Energy Minerals 1.0%
 De Beers Consolidated Mines AG, ADR
 (South Africa)            150,000  3,581,250          200      4,775     150,200  3,586,025
                                    ------------          -----------       ----------------
Process Industries 3.4%
Air Products Chemicals Inc  70,000  2,817,500          200     8,050      70,200 2,825,550
        Millipore Corp.     60,000  2,433,750          --        --      60,000 2,433,750
 a  Owens-Illinois Inc.     60,000  1,961,250          --        --      60,000 1,961,250
             Pall Corp.    110,000  2,440,625         200     4,438     110,200 2,445,063
    Sigma-Aldrich Corp.     70,000  2,410,625          --        --      70,000 2,410,625
                                   -----------            ------------    ----------------
                                    12,063,750               12,488            12,076,238
                                  ------------          ------------      ----------------
 Producer Manufacturing 1.8%
   Avery Dennison Corp.    30,000   1,811,250         --        --      30,000 1,811,250
   Emerson Electric Co.    40,000   2,515,000         100     6,288      40,100 2,521,288
 Minnesota Mining &        25,000   2,173,438         --        --       25,00  2,173,438
  Manufacturing Co.               ------------           ------------       -------------
                                    6,499,688                 6,288             6,505,976
                                  ------------          ------------      ---------------
  Retail Trade 4.5%
       Albertson's Inc.    85,000   4,382,813         100     5,156      85,100 4,387,969
          Tiffany & Co.    60,000   5,790,000         100     9,650      60,100 5,799,650
   Wal-Mart Stores Inc.   120,000   5,790,000          --        --     120,000 5,790,000
                                  -----------          ------------      ----------------
                                   15,962,813                14,806            15,977,619
                                  ------------         ------------      ----------------
 Technology Services 6.6%
 Automatic Data           150,000 6,600,000          200      8,800
Processing Inc.           150,200 6,608,800
 aComputer Sciences Corp.  50,000 3,459,375           --        --      50,000 3,459,375
 a            EMC Corp.    50,000 2,750,000           --        --      50,000 2,750,000
 a      Microsoft Corp.    80,000 7,215,000          200    18,038      80,200 7,233,038
 a         Oracle Corp.    90,000 3,341,250           --        --      90,000 3,341,250
                                ------------            ------------     ----------------
                                 23,365,625                 26,838            23,392,463
                                ------------            -----------      ----------------
 Telecommunications 2.4%
              GTE Corp.   50,000  3,787,500          --        --      50,000   3,787,500
 Vodafone AirTouch PLC, ADR
 (United Kingdom)         25,000  4,925,000          50      9,850     25,050   4,934,850
                                ------------            ------------     ----------------
                                  8,712,500                  9,850              8,722,350
                                ------------            ------------     ----------------

Transportation 2.6%
 Air Express            150,000 $3,806,250          300   $ 7,613
International Corp.     150,300 $3,813,863
Expeditors International
of Washington Inc.      120,000  3,270,000          200     5,450    120,200   3,275,450
 Southwest Airlines Co.  70,000  2,178,750          --         --     70,000   2,178,750
                               ------------             -------------    ---------------
                                 9,255,000                 13,063              9,268,063
                               ------------              ------------    ----------------
Utilities 4.4%
CMS Energy Corp.       117,000  4,899,375          150      6,281    117,150  4,905,656
Dominion Resources Inc. 42,000  1,819,125          100      4,331     42,100  1,823,456
  Enron Corp.           60,000  4,905,000          100      8,175     60,100  4,913,175
  MCN Energy Group Inc. 90,100  1,869,570          150      3,113     90,250  1,872,683
  PECO Energy Co.       50,000  2,093,750          100      4,189     50,100  2,097,939
                               ------------              ------------    ----------------
                               15,586,820                  26,089            15,612,909
                               ------------              ------------    ----------------
 Total Long Term Investments
 (Cost $238,590,005)          313,872,522                 358,857           314,231,379
                              ------------              ------------     ----------------


                         PRINCIPAL             PRINCIPAL              PRINCIPAL
                          AMOUNT                AMOUNT                 AMOUNT
                        -----------           -----------            -----------
 Repurchase Agreement 11.8%
 Joint Repurchase Agreement,
 4.767%, 7/01/99,
 (Maturity Value $42,202,325)
 (Cost $42,196,737)  $42,076,712  42,076,712  $120,025    120,025    $42,196,737 42,196,737
   Barclays Capital Inc.
 (Maturity Value $5,323,400)
   Bear, Stearns & Co. Inc.
 (Maturity Value $4,697,118)
   Chase Securities Inc.
 (Maturity Value $869,368)
   CIBC Oppenheimer Corp.
 (Maturity Value $5,323,400)
   Donaldson, Lufkin & Jenrette
 Securities Corp.
 (Maturity Value $3,757,695)
   Dresdner Kleinwort Benson,
 North America LLC
 (Maturity Value $3,757,695)
   Goldman, Sachs & Co.
 (Maturity Value $1,878,847)
   NationsBanc Montgomery
 Securities LLC
 (Maturity Value $3,757,695)
      Paine Webber Inc.
 (Maturity Value $3,757,695)
          Paribas Corp.
 (Maturity Value $3,756,011)
   Warburg Dillon Read LLC
 (Maturity Value $5,323,401)
   Collateralized by U.S. Treasury Bills
 & Notes
                           ------------          ------------               ----------------
Total Investments
(Cost $280,786,742) 100.0%  355,949,234           478,882                    356,428,116
 Other Assets, less           (105,172)             9,707                        (99,013)c
 Liabilities               ------------          ------------               ----------------
      Net Assets 100.0%   $355,844,062            $488,589                  $356,329,103
                           ------------          ------------               ----------------





Non-income producing. bInvestment is through participation in a joint account with other funds managed by the investment advisor. At 6/30/99, all repurchase agreements had been entered into on that date.>>

 See accompanying notes to pro forma combined financial statements.>>

VIP Capital Growth Fund
TVP Growth Investments Fund
Financial Statements


Pro forma combined Statements of Assets and Liabilities
June 30, 1999 (unaudited)>>


                                                                                     VIP
                                                                                   Capital
                                                             VIP          TVP    Growth Fund
                                                           Capital      Growth    Pro Forma
                                                         Growth Fund              Combined
--------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost                                                  $238,302,547  $287,458$238,590,005
--------------------------------------------------------------------------------------------
  Value                                                 313,872,522    358,857 314,231,379
 Repurchase agreements, at value and cost               42,076,712     120,025  42,196,737
  Receivables:
   Investment securities sold                            1,657,275      16,784   1,674,059
   Capital shares sold                                     967,061       1,505     968,566
   Dividends and interest                                  688,532         236     688,768
--------------------------------------------------------------------------------------------
      Total assets                                      359,262,102    497,407 359,759,509
Liabilities:
 Payables:
  Investment securities purchased                        2,374,950       5,644   2,380,594
  Capital shares redeemed                                  811,754          --     811,754
  Affiliates                                               210,988          --     210,988
  Custodian fees                                               881          --         881
  Postage and mailing fees                                  10,911          --      10,911
 Other liabilities                                           8,556       3,174      11,730
--------------------------------------------------------------------------------------------
      Total liabilities                                  3,418,040       8,818   3,426,858
       Net assets, at value                             $355,844,062  $488,589$356,332,651
Class 1 :
 Net assets, at value                                   $355,536,656  $488,589$356,025,245
--------------------------------------------------------------------------------------------
 Shares outstanding**                                   19,689,451      37,220  19,716,505
 Net asset value and offering price per share              $18.06       $13.13      $18.06
Class 2 :
 Net assets, at value                                    $ 307,406          --   $ 307,406
--------------------------------------------------------------------------------------------
 Shares outstanding                                         17,055          --      17,055
 Net asset value and offering price per share               $18.02      N/A         $18.02
**See note 2 in the accompanying notes to pro forma combined financial statements.


         See accompanying notes to pro forma combined financial statements.>>

VIP Capital Growth Fund
TVP Growth Investments Fund
Financial Statements (continued)


Pro forma combined Statements of Operations for the six months ended June 30, 1999 (unaudited)>>


                                                                                     VIP
                                                                                   Capital
                                                  VIP        TVP                 Growth Fund
                                                Capital    Growth      Pro Forma  Pro Forma
                                              Growth FundInvestments  Adjustments Combined
--------------------------------------------------------------------------------------------
Investment income:1
 Dividends                                  $ 1,166,373    $ 1,495          -- $ 1,167,868
 Interest                                    1,245,140       1,997          --   1,247,137
--------------------------------------------------------------------------------------------
      Total investment income                2,411,513       3,492          --   2,415,005
Expenses:
 Management fees                             1,141,192       1,133        4722   1,142,797
 Administrative fees                                --         221        (221)3        --
 Distribution fees - Class 2                       198          --         (33)        165
 Custodian fees                                  1,351          20          --       1,371
 Reports to shareholders                        18,685       3,682          --      22,367
 Registration and filing fees                       --          37          --          37
 Professional fees                               4,961         261          --       5,222
 Trustees' fees and expenses                       785         254          --       1,039
 Other                                             784          93          --         877
-------------------------------------------------------------------------------------------
      Total expenses                         1,167,956       5,701         218   1,173,875
      Expenses waived/paid by affiliate             --      (3,849)     3,8494           --
-------------------------------------------------------------------------------------------
       Net expenses                          1,167,956       1,852       4,067   1,173,356
        Net investment income                1,243,557       1,640      (4,067)  1,241,130
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments                                4,715,973      21,796          --   4,737,769
 Net unrealized appreciation on investments             30,659,765      38,157
--30,697,922
--------------------------------------------------------------------------------------------
Net realized and unrealized gain            35,375,738      59,953          --  35,435,691
Net increase in net assets resulting       $36,619,295     $61,593          -- $36,676,821
from operations

1Net of foreign taxes and fees of $13,674 for the VIP Capital Growth Fund.
2Pro Forma adjustment for difference in Management fee schedule. The Pro Forma Combined VIP Fund's Management fee will be .75% of the first $500 million. Fees are reduced on net assets over $500 million.
3Under an agreement with Advisers, FT Services will provide administrative services to the Pro Forma Combined VIP Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Pro Forma Combined VIP Fund.
4The Pro Forma adjustment to remove TVP Growth Investments expense limitation.>>
<<
            See accompanying notes to pro forma combined financial statements.>>

VIP Capital Growth Fund
TVP Growth Investments Fund


Notes to Pro forma combined Statements (unaudited)




1. Basis of Combination:

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the TVP Growth Investments Fund ("Growth Investments Fund"), the VIP Capital Growth Fund ("Capital Growth Fund") will acquire all the net assets of the Growth Investments Fund in exchange for the Class 1 shares of Capital Growth Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of Capital Growth Fund and Growth Investments Fund at June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the Capital Growth Fund and the Growth Investments Fund for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. Shares of Beneficial Interest:

The number of Class 1 shares issued was calculated by dividing the Class 1 net assets of the Growth Investments Fund at June 30, 1999 by the Class 1 net asset values per share of the Capital Growth Fund at June 30, 1999.



VIP - SMALL CAP FUND
TVP - FRANKLIN SMALL CAP INVESTMENTS FUND
PRO FORMA COMBINED STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                            TVP FRANKLIN          SMALL CAP FUND
                                   VIP SMALL CAP   FUND SMALL CAP INVESTMENTS FUND PRO FORMA COMBINED
-------------------------------------------------------------------------------------------------------------
                                   SHARES/                  SHARES/                SHARES/
                                   RIGHTS       VALUE       RIGHTS       VALUE     RIGHTS       VALUE
-------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS 96.1%
  COMMERCIAL SERVICES 3.2%
 a24/7 Media Inc.                28,800      $ 1,108,800        500     $ 19,250      29,300    $  1,128,050
 aApplied Graphics Technologies
 Inc.                            88,700        1,119,838                              88,700       1,119,838
 aCorporate Executive Board Co.   5,700          202,706      2,200       78,238       7,900         280,944
 aExchange Applications Inc.     13,500          550,125        700       28,525      14,200         578,650
 aInet Technologies Inc.         24,300          583,200      1,400       33,600      25,700         616,800
 aLamar Advertising Co., A           --               --        800       32,750         800          32,750
  Norrell Corp.                  82,100        1,544,506         --           --      82,100       1,544,506
 aNOVA Corp.                     55,900        1,397,500      5,000      125,000      60,900       1,522,500
 aProbusiness Services Inc.                                     700       25,113         700          25,113
 aRemedyTemp Inc., A             29,500          398,250         --           --      29,500         398,250
 aSmith-Gardner & Associates
 Inc.                             4,100           33,056      3,300       26,606       7,400         59,662
 aSOS Staffing Services Inc.     75,500          396,375         --           --      75,500        396,375
 aStamps.com Inc.                    --               --        900       15,750         900         15,750
 aSylvan Learning Systems Inc.   64,100        1,742,719      2,000       54,375      66,100      1,797,094
 aViant Corp.                        --               --        200        7,000         200          7,000
 aWESCO International Inc.       29,100          596,550      1,500       30,750      30,600        627,300
                                              ----------                 -------                  ---------
                                               9,673,625                 476,957                 10,150,582
                                              ----------                 -------                 -----------

 CONSUMER DURABLES .4%
 aActivision Inc.                75,700        1,102,381                             75,700       1,102,381
 Ethan Allen Interiors Inc.          --               --      3,000      113,250      3,000         113,250
                                             ------------                -------                 ----------
                                               1,102,381                 113,250                  1,215,631
                                             ------------                -------                 ----------
 CONSUMER NON-DURABLES 2.5%
 Alberto-Culver Co., A            7,100          157,407         --           --      7,100         157,407
 aSola International Inc.        24,400          474,275         --           --     24,400         474,275
 aTommy Hilfiger Corp.           66,800        4,909,800      5,000      367,500     71,800       5,277,300
 aTropical Sportswear
  International Corp.            33,700        1,074,188      6,000      191,250     39,700       1,265,438
 Wolverine World Wide Inc.       55,000          770,000      4,300       60,200     59,300         830,200
                                             ------------                -------                 ----------
                                              7,385,670                  618,950                  8,004,620
                                             ------------                -------                 ----------
 aCONSUMER SERVICES 4.4%
  BEA Systems Inc.                                             2,900      82,831      2,900          82,831
  DeVry Inc.                     77,800       1,740,775           --          --     77,800       1,740,775
  Entercom Communications Corp.   1,300          55,575        1,000      42,750      2,300          98,325
  Foodmaker Inc.                 37,400       1,061,225        7,000     198,625     44,400        1,259,850
  Harrah's Entertainment Inc.    59,900       1,317,800        6,900     151,800     66,800          1,469,600
  Intelligent Life Corp.         61,600         404,250        4,400      28,875     66,000          433,125
  Jones Intercable Inc.           2,100         100,800           --          --      2,100          100,800
  Jones Intercable Inc., A       29,100       1,425,900        2,000      98,000     31,100        1,523,900
 MeriStar Hotels & Resorts
 Inc.                           120,000         412,500           --         --     120,000          412,500
 Prime Hospitality Corp.        238,000       2,856,000        4,600      55,200    242,600        2,911,200
         Radio One Inc.           5,700         265,050          300      13,950      6,000          279,000
 SFX Entertainment Inc.          39,300       2,515,200        2,550     163,200     41,850        2,678,400
      Vail Resorts Inc.          51,700         904,750        3,500      61,250     55,200          966,000
                                             ------------                -------                  ----------
                                             13,059,825                  896,481                  13,956,306
                                             ------------                -------                  ----------
 aELECTRONIC TECHNOLOGY 22.8%
 Advanced Energy Industries
  Inc.                           48,800       1,979,450         1,100     44,619     49,900        2,024,069
 Alpha Industries Inc.           17,000         809,625         3,000    142,875     20,000          952,500
 American Xtal Technology Inc.                                  4,500    107,156      4,500          107,156
 ANTEC Corp.                      5,000         160,313           200      6,413      5,200          166,726
 Aspect Telecommunications Corp. 61,200         596,700         1,400     13,650     62,600          610,350
 AVT Corp.                       51,200       1,939,200         1,400     53,025     52,600        1,992,225
 Brocade Communications Systems
  Inc.                            1,400         135,013           200     19,288      1,600          154,301
 Carrier Access Corp.            23,300       1,020,831         2,700    118,294     26,000        1,139,125
 Catapult Communications Corp.   37,000         698,375         1,100     20,763     38,100          719,138
 Coherent Inc.                  178,400       3,322,700         6,000    111,750    184,400        3,434,450
 Com21 Inc.                      75,000       1,279,688         3,400     58,013     78,400        1,337,701
 Copper Mountain Networks Inc.    1,100          84,975           100      7,725      1,200           92,700
 Cymer Inc.                       6,500         162,500           300      7,500      6,800          170,000
 Digital Microwave Corp.             --              --           600      7,650        600            7,650
 EG&G Inc.                           --              --         1,000     35,625      1,000           35,625
 Electro Scientific Industries Inc.  --              --         2,500    104,453      2,500          104,453
 aElectronic Technology (cont.)
  EMCORE Corp.                   28,400       $ 571,550         1,800   $ 36,225     30,200      $   607,775
  Etec Systems Inc.              38,100       1,266,825         1,700     56,525     39,800        1,323,350
  E-Tek Dynamics Inc.             6,500         309,156           500     23,781      7,000          332,937
  Excel Switching Corp.          23,800         712,513           600     17,963     24,400          730,476
  Flextronics International Ltd. 52,000       2,886,000         1,500     83,250     53,500        2,969,250
  FLIR Systems Inc.              90,000       1,361,250         1,500     22,688     91,500        1,383,938
  FVC.COM Inc.                   24,000         156,000           400      2,600     24,400          158,600
  Gemstar International Group
   Ltd.                          70,400       4,593,600         2,300    150,075     72,700        4,743,675
  Harmonic Inc.                  30,500       1,751,844            --         --     30,500        1,751,844
  hi/fn Inc.                      3,000         228,375           100      7,613      3,100          235,988
  H.T.E. Inc.                    47,500         160,313            --         --     47,500          160,313
  Itron Inc.                     62,800         537,725            --         --     62,800          537,725
  Jabil Circuit Inc.             55,000       2,481,875         1,000     45,125     56,000        2,527,000
  Javelin Systems Inc.           29,200         357,700         1,200     14,700     30,400          372,400
  Juniper Networks Inc.              --              --           400     59,600        400           59,600
  Komag Inc.                    317,800       1,052,713        15,000     49,688    332,800        1,102,401
  Ladish Co. Inc.                58,800         455,700            --         --     58,800          455,700
 Latitude Communications Inc.     5,800          75,400           300      3,900      6,100           79,300
 Lattice Semiconductor Corp.     10,300         641,175         3,200    199,200     13,500          840,375
 Level One Communications Inc.       --              --           900     44,044        900           44,044
 Maker Communications Inc.        1,000          31,000        11,000    341,000     12,000          372,000
 Mettler-Toledo International
  Inc.                          122,000       3,027,125         6,000    148,875    128,000        3,176,000
 Micrel Inc.                      7,500         555,000           600     44,400      8,100          599,400
 Natural MicroSystems Corp.      80,900         773,606           900      8,606     81,800          782,212
 Netopia Inc.                       --               --           700     15,925        700           15,925
 Novellus Systems Inc.           18,400       1,255,800           600     40,950     19,000        1,296,750
 Perceptron Inc.                 85,000         387,813            --         --     85,000          387,813
 Photronics Inc.                  8,400         205,800            --         --      8,400          205,800
 PLX Technology Inc.              5,200         246,350           200      9,475      5,400          255,825
 PMC-Sierra Inc.                106,000       6,247,375         5,000    294,688    111,000        6,542,063
 Sanmina Corp.                   26,800       2,033,450         2,500    189,688     29,300        2,223,138
 Security Dynamics
  Technologies Inc.             155,700       3,308,625         8,000    170,000    163,700        3,478,625
 SIPEX Corp.                     27,000         553,500         2,500     51,250     29,500          604,750
 Synopsys Inc.                  100,000       5,518,750         5,000    275,938    105,000        5,794,688
 Tekelec                        115,900       1,412,532         5,900     71,906    121,800        1,484,438
 TriStar Aerospace Co.           31,400         259,050            --         --     31,400          259,050
 Uniphase Corp.                  40,900       6,789,400         2,100    348,600     43,000        7,138,000
 Veeco Instruments Inc.           6,800         231,200           300     10,200      7,100          241,400
 Waters Corp.                    70,000       3,718,750         4,000    212,500     74,000        3,931,250
 Wavecom SA, ADR (France)         8,200         107,625           500      6,563      8,700          114,188
 Western Digital Corp.           60,000         390,000         6,500     42,250     66,500          432,250
                                             ------------               --------                   ---------
                                             68,841,835                3,958,590                  72,800,425
                                             ------------              ---------                   ---------
 ENERGY MINERALS 4.6%
aBarrett Resources Corp.        113,900       4,370,913         5,200    199,550     119,100       4,570,463
aBasin Exploration Inc.              --              --         2,200     44,138       2,200          44,138
aDenbury Resources Inc.          85,800         375,375            --         --      85,800         375,375
aForest Oil Corp.                56,700         712,294         3,300     41,456      60,000         753,750
aNewfield Exploration Co.       125,800       3,577,438         7,200    204,750     133,000       3,782,188
 Range Resources Corp.          125,000         765,625           100        613     125,100         766,238
aSanta Fe Snyder Corp.          262,810       2,003,926        16,400    125,050     279,210       2,128,976
aTitan Exploration Inc.         128,300         641,500            --         --     128,300         641,500
aTom Brown Inc.                  95,000       1,478,438         6,600    102,713     101,600       1,581,151
                                             ------------             ----------                 ------------
                                             13,925,509                  718,270                  14,643,779
                                             ------------             ---------                  ------------
 FINANCE 7.7%
aAffiliated Managers Group
 Inc.                            44,700       1,349,381         2,100     63,394      46,800       1,412,775
 Allied Capital Corp.            40,000         960,000            --         --      40,000         960,000
 Bank United Corp., A            50,000       2,009,375         1,600     64,300      51,600       2,073,675
aDLJdirect                       32,300         952,850         1,800     53,100      34,100       1,005,950
 Espirito Santo Financial
 Group SA, ADR
 (Luxembourg)                    25,900         424,113           200      3,275      26,100         427,388
 Finance (cont.)
 EVEREN Capital Corp.            42,000     $ 1,252,125            --        $--      42,000    $  1,252,125
 E.W. Blanch Holdings Inc.        5,000         340,938           200     13,638       5,200         354,576
 Federated Investors Inc., B    122,900       2,204,519         5,700    102,244     128,600       2,306,763
aFirst Sierra Financial Inc.     25,800         645,000         1,500     37,500      27,300         682,500
 Freedom Securities Corp.        26,300         450,388            --         --      26,300         450,388
aGolden State Bancorp Inc.      118,000       2,596,000         6,000    132,000     124,000       2,728,000
aHambrecht & Quist Group         20,000         742,500           800     29,700      20,800         772,200
aHealthCare Financial Partner
 Inc.                            39,100       1,339,175         1,200     41,100      40,300       1,380,275
 Heller Financial Inc.           18,800         522,875           700     19,469      19,500         542,344
aKnight/Trimark Group Inc., A    25,100       1,513,844         1,100     66,344      26,200       1,580,188
 Metris Cos. Inc.                    --              --           300     12,225         300          12,225
 Mutual Risk Management Ltd.     42,600       1,421,775         4,400    146,850      47,000       1,568,625
aNational Discount Brokers
 Group Inc.                          --              --         1,000     58,000       1,000          58,000
aRadian Group Inc                31,038       1,515,045            --         --      31,038       1,515,045
aSilicon Valley Bancshares       97,400       2,410,650         4,000     99,000     101,400       2,509,650
 Westamerica BanCorp.            27,900       1,018,350           600     21,900      28,500       1,040,250
aWIT Capital Group Inc.           3,800         129,200           300     10,200       4,100         139,400
                                             ------------              ---------                  ----------
                                             23,798,103                  974,239                  24,772,342
                                             ------------              ---------                  ----------
aHEALTH SERVICES 2.8%
 American Dental Partners Inc.   20,300         225,838                               20,300        225,838
 Beverly Enterprises Inc.       136,900       1,103,756        10,000     80,625     146,900      1,184,381
 Careinsite Inc.                     --              --        14,700    694,575      14,700        694,575
 Eclipsys Corp.                   1,422          34,039            --         --       1,422         34,039
 Integrated Health Services Inc. 54,000         432,000         5,000     40,000      59,000        472,000
 New American Healthcare Corp.    8,100          18,731                                8,100         18,731
 PAREXEL International Corp.     65,000         865,313         3,000     39,938      68,000        905,251
 Pediatrix Medical Group Inc.        --              --         1,300     27,625       1,300         27,625
 Pharmaceutical Product
 Development Inc.                85,000       2,326,875         6,700    183,413      91,700       2,510,288
 Renal Care Group Inc.           94,650       2,449,069         2,700     69,863      97,350       2,518,932
 Total Renal Care Holdings Inc.  15,933         247,957            --         --      15,933         247,957
                                             ------------             ----------                    --------
                                              7,703,578                1,136,039                   8,839,617
                                             ------------             ----------                   ---------
aHEALTH TECHNOLOGY 1.1%
 Heska Corp.                     39,300          90,881            --        --       39,300          90,881
 Inhale Therapeutic Systems
  Inc.                           59,300       1,412,081         3,000     71,438      62,300       1,483,519
 OrthoLogic Corp.               226,700         559,677            --         --     226,700         559,677
 Serologicals Corp.             138,750       1,127,344        17,000    138,125     155,750       1,265,469
 SkyePharma PLC, ADR
  (United Kingdom)               24,391         187,506            --         --      24,391         187,506
 SkyePharma PLC, rts., 3/31/00
  (United Kingdom)               83,600              --            --         --      83,600              --
 Wesley Jessen VisionCare Inc.       --              --         1,300     42,088       1,300          42,088
                                             ------------              ---------                   ---------
                                              3,377,489                  251,651                   3,629,140
                                             ------------              ---------                   ---------
aINDUSTRIAL SERVICES 4.5%
 Atwood Oceanics Inc.             3,400         106,250         6,000    187,500       9,400         293,750
 Casella Waste Systems Inc., A   12,700         330,200         3,500     91,000      16,200         421,200
 Catalytica Inc.                193,733       2,712,262         5,000     70,000     198,733       2,782,262
 Core Laboratories NV
  (Netherlands)                 110,400       1,538,700         3,000     41,813     113,400       1,580,513
 Dycom Industries Inc.           15,700         879,200         5,200    291,200      20,900       1,170,400
 KTI Inc.                         3,000          42,750           200      2,850       3,200          45,600
 Marine Drilling Cos. Inc.       71,100         973,181         3,000     41,063      74,100       1,014,244
 Safety-Kleen Corp.              25,000         453,125         3,575     64,797      28,575         517,922
 Tuboscope Inc.                 121,300       1,660,294            --         --     121,300       1,660,294
 US Liquids Inc.                 74,800       1,561,450         1,800     37,575      76,600       1,599,025
 Varco International Inc.       300,800       3,290,000        16,000    175,000     316,800       3,465,000
                                             ------------              ---------                 ------------
                                             13,547,412                1,002,798                  14,550,210
                                           ------------                ---------                 ------------
 INSURANCE 2.5%
 Financial Security Assurance
  Holdings Ltd.                  63,000       3,276,000         4,000    208,000      67,000       3,484,000
 HCC Insurance Holdings Inc.     32,300         732,806         4,200     95,288      36,500         828,094
 Life USA Holding Inc.           21,200         429,300            --         --      21,200         429,300
 Reinsurance Group of America
  Inc.                           37,300       1,314,825         4,300    151,575      41,600       1,466,400
aRisk Capital Holdings Inc.     125,000       1,687,500            --         --     125,000       1,687,500
                                             ------------              ---------                  ----------
                                              7,440,431                  454,863                   7,895,294
                                             ------------              ---------                  ----------
 NON-ENERGY MINERALS .5%
 Carpenter Technology Corp.      50,000       1,428,125         1,200     34,275      51,200       1,462,400
                                             ------------              ---------                  ----------
 PROCESS INDUSTRIES 1.5%
 ChemFirst Inc.                  85,100       2,068,994            --         --      85,100       2,068,994
aCUNO Inc.                       29,000         554,625         1,600     30,600      30,600         585,225
 Optical Coating Laboratory Inc. 24,600       2,057,175         2,100    175,613      26,700       2,232,788
                                             ------------              ---------                  ----------
                                              4,680,794                  206,213                   4,887,007
                                             ------------              ---------                  ----------
 PRODUCER MANUFACTURING 3.6%
aGentex Corp.                   127,800       3,578,400         5,400    151,200     133,200       3,729,600
 Gibraltar Steel Corp.          100,000       2,475,000         2,800     69,300     102,800       2,544,300
 JLG Industries Inc.            111,400       2,269,775         6,000    122,250     117,400       2,392,025
aPolycom Inc.                    10,800         421,200         6,500    253,500      17,300         674,700
 Reliance Steel & Aluminum Co.    9,000         351,000            --         --       9,000         351,000
 Roper Industries Inc.           57,400       1,836,800         4,600    147,200      62,000       1,984,000
                                             ------------               --------                 -----------
                                             10,932,175                  743,450                  11,675,625
                                             ------------               --------                 -----------
 REAL ESTATE 3.6%
 Arden Realty Inc.               86,000       2,117,750        3,000      73,875      89,000       2,191,625
 Camden Property Trust           75,000       2,081,250        3,600      99,900      78,600       2,181,150
 Colonial Properties Trust       15,400         435,050           --          --      15,400         435,050
 FelCor Lodging Trust Inc.       50,000       1,037,500          800      16,600      50,800       1,054,100
 Glenborough Realty Trust Inc.   54,100         946,750        3,000      52,500      57,100         999,250
 Innkeepers USA Trust            98,900         989,000           --          --      98,900         989,000
 MeriStar Hospitality Corp.     130,000       2,916,875        8,000     179,500     138,000       3,096,375
 SL Green Realty Corp.           30,900         631,519           --          --      30,900         631,519
                                             ------------               --------                ------------
                                             11,155,694                 422,375                   11,578,069
                                             ------------               --------                ------------
 RETAIL TRADE 1.1%
aBeyond.com Corp.                54,500       1,563,469        1,300      37,294      55,800       1,600,763
 Claire's Stores Inc.            34,000         871,250        6,700     171,688      40,700       1,042,938
aGuitar Center Inc.              55,000         574,063        2,500      26,094      57,500         600,157
aThe Men's Wearhouse Inc.            --              --        8,000     204,000       8,000         204,000
                                             ------------              ---------                ------------
                                              3,008,782                  439,076                   3,447,858
                                             ------------              ---------                ------------
aTECHNOLOGY SERVICES 20.2%
 Affiliated Computer Services
  Inc., A                       135,300       6,849,563        7,000     354,375     142,300        7,203,938
 Ask Jeeves Inc.                     --              --          100       1,400         100            1,400
 AppNet Systems Inc.                 --              --        3,900      52,406       3,900           52,406
 BackWeb Technologies Ltd.        1,100          30,113          100       2,738       1,200           32,851
 Brightpoint Inc.                12,900          78,206        2,100      12,731      15,000           90,937
 Brio Technology Inc.            13,000         260,000           --          --      13,000          260,000
 BroadVision Inc.                26,600       1,961,750        1,200      88,500      27,800        2,050,250
 Check Point Software
  Technologies Ltd.              11,700         627,413           --          --      11,700          627,413
 Citrix Systems Inc.             37,800       2,135,700        1,400      79,100      39,200        2,214,800
 Complete Business Solutions
  Inc.                           69,600       1,248,450       10,000     179,375      79,600        1,427,825
 Concord Communications Inc.     30,000       1,350,000        1,000      45,000      31,000        1,395,000
 Cybersourc Corp.                    --              --          600       8,850         600            8,850
 Deltek Systems Inc.             13,800         136,275          300       2,963      14,100          139,238
 Digital Island Inc.                 --              --        1,000      17,938       1,000           17,938
 Documentum Inc.                 40,000         522,500        1,500      19,594      41,500          542,094
 DoubleClick Inc.                19,100       1,752,425          600      55,050      19,700        1,807,475
 Entrust Technologies Inc.       55,200       1,835,400        3,000      99,750      58,200        1,935,150
 Exodus Communications Inc.       9,600       1,151,400        1,200     143,925      10,800        1,295,325
 High Speed Access Corp.          9,600         246,000          600      15,375      10,200          261,375
 HNC Software Inc.               90,000       2,773,125        4,000     123,250      94,000        2,896,375
 i2 Technologies Inc.           117,600       5,056,800        6,800     292,400     124,400        5,349,200
 Integrated Systems Inc.         98,100       1,152,675          400       4,700      98,500        1,157,375
 International Network Services  88,200       3,561,075        5,500     222,063      93,700        3,783,138
 Intuit Inc.                     21,800       1,964,725          800      72,100      22,600        2,036,825
 ISS Group Inc.                   8,000         302,000          400      15,100       8,400          317,100
 Keane Inc.                      30,000         678,750        1,600      36,200      31,600          714,950
 Legato Systems Inc.             39,200       2,263,800        3,300     190,575      42,500        2,454,375
 Marimba Inc.                       900          47,419          100       5,269       1,000           52,688
 Media Metrix Inc.               13,900         740,175          700      37,275      14,600          777,450
 Micromuse Inc.                  57,000       2,842,875        2,340     116,708      59,340        2,959,583
 MicroStrategy Inc.              19,500         738,563          300      11,363      19,800          749,926
 Mpath Interactive Inc.           2,000          44,000          100       2,200       2,100           46,200
 Proxicom Inc.                    8,400         215,775          300       7,706       8,700          223,481
 Sapient Corp.                   41,300       2,338,613        3,000     169,875      44,300        2,508,488
 Serena Software Inc.            22,200         298,313          500       6,719      22,700          305,032
 Software.com Inc.                  --               --          500      11,594         500           11,594
 SS&C Technologies Inc.           2,800          21,350           --          --       2,800           21,350
 StarMedia Network Inc.          23,500       1,506,938        1,300      83,363      24,800        1,590,301
 Sykes Enterprises Inc.           5,300         176,888          800      26,700       6,100          203,588
 TenFold Corp.                    3,400         107,950          200       6,350       3,600          114,300
 Transaction Systems
  Architects Inc., A             42,000       1,638,000           --          --      42,000        1,638,000
 Vantive Corp.                   50,400         576,450           --          --      50,400          576,450
 Verio Inc.                      56,000       3,892,000        2,800     194,600      58,800        4,086,600
 VRITAS Software Corp.           35,000       3,322,813        2,400     227,850      37,400        3,550,663
 Vignette Corp.                  13,800       1,035,000        1,500     112,500      15,300        1,147,500
 Whittman-Hart Inc.              55,500       1,762,125        6,600     209,550      62,100        1,971,675
 Wind River Systems Inc.        121,050       1,944,366        4,250      68,266     125,300        2,012,632
                                             ------------             ----------                  -----------
                                             61,187,758                3,433,346                   64,621,104
                                             ------------             ----------                  -----------
aTELECOMMUNICATIONS 5.9%
 AT&T Canada Inc., B (Canada)     7,300         467,656          200      12,813       7,500          480,469
 Clearnet Communications
  Inc., A  (Canada)              19,300         268,994        1,200      16,725      20,500          285,719
 ICG Communications Inc.        126,000       2,693,250        5,000     106,875     131,000        2,800,125
      ITC DeltaCom Inc.          18,500         518,000          900      25,200      19,400          543,200
 Millicom International
  Cellular SA  (Luxembourg)      58,100       1,830,150        3,400     107,100      61,500        1,937,250
 Pacific Gateway Exchange Inc.   54,300       1,581,488           --          --      54,300        1,581,488
 Pinnacle Holdings Inc.          65,600       1,607,200        2,100      51,450      67,700        1,658,650
 Primus Telecommunications
  Group Inc.                     87,800       1,970,013        1,700      38,144      89,500        2,008,157
 Rhythms NetConnections Inc.      2,900         169,288          100       5,838       3,000          175,126
 Rural Cellular Corp., A        109,300       2,186,000           --          --     109,300        2,186,000
 Time Warner Telecom Inc.        11,000         319,000          600      17,400      11,600          336,400
 VoiceStream Wireless Corp.      83,100       2,363,156        3,000      85,313      86,100        2,448,469
 Western Wireless Corp., A       83,100       2,243,685        3,000      80,980      86,100        2,324,665
                                             ------------                -------                 ------------
                                             18,217,880                  547,838                   18,765,718
                                             ------------                -------                 ------------
 TRANSPORTATION 3.2%
 Air Express International Corp. 60,000       1,522,500        1,400      35,525      61,400        1,558,025
aAlaska Air Group Inc.               --              --        2,200      91,850       2,200           91,850
aAtlantic Coast Airlines
  Holdings Inc.                 121,000       2,299,000        3,000      57,000     124,000        2,356,000
 C.H. Robinson Worldwide Inc.    72,600       2,668,050        4,500     165,375      77,100        2,833,425
 Expeditors International of
 Washington Inc.                109,600       2,986,600        9,000     245,250     118,600        3,231,850
aMesaba Holdings Inc.            12,900         164,475           --          --      12,900          164,475
                                             ------------                -------                 ------------
                                              9,640,625                  595,000                   10,235,625
                                             ------------                -------                 ------------
 TOTAL LONG TERM INVESTMENTS
 (COST $260,455,695)                         290,107,691              17,023,661                  307,131,352
                                             ------------             ----------                 ------------


                                                             TVP - Franklin         Small Cap Fund
                                   VIP - Small Cap FundSmall Cap Investments Fund Pro Forma Combined
------------------------------------------------------------------------------------------------------
                                   PRINCIPAL             PRINCIPAL              PRINCIPAL
                                   AMOUNT       VALUE    AMOUNT       VALUE     AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------
 bREPURCHASE AGREEMENT 6.7%
 Joint Repurchase Agreement,
 4.767%, 7/01/99,
 (Maturity Value $21,368,951)
 (COST $21,366,121)           $18,106,327$ 18,106,327 $3,259,794 $ 3,259,794 $21,366,121 $ 21,366,121
  Barclays Capital Inc.
 (Maturity Value $2,695,480)
  Bear, Stearns & Co. Inc.
 (Maturity Value $2,377,933)
  Chase Securities Inc.
 (Maturity Value $440,201)
  CIBC Oppenheimer Corp.
 (Maturity Value $2,695,480)
  Donaldson, Lufkin & Jenrette
 Securities Corp.
 (Maturity Value $1,902,692)
  Dresdner Kleinwort Benson,
 North America LLC
 (Maturity Value $1,902,692)
   Goldman, Sachs & Co.
 (Maturity Value $950,917)
  NationsBanc Montgomery
 Securities LLC
 (Maturity Value $1,902,692)
      Paine Webber Inc.
 (Maturity Value $1,902,692)
 Paribas Corp.
 (Maturity Value $1,902,692)
  Warburg Dillon Read LLC
 (Maturity Value $2,695,480)
  Collateralized by U.S. Treasury
 Bills & Notes

 TOTAL INVESTMENTS                            ------------          ------------      ----------------

 (COST $281,821,816) 102.8%                    308,214,018           20,283,455         328,497,473
 OTHER ASSETS, LESS LIABILITIES (2.8%)          (8,958,782)              67,017          (8,891,765)
                                              ------------          ------------      ----------------
 NET ASSETS 100.0%                            $299,255,236          $20,350,472        $319,605,708
                                              ============          ============      ================

aNon-income   producing.
binvestment advisor. At 6/30/99, all repurchase agreements had been entered into on that date.

See accompanying notes to pro forma combined financial statements.

VIP SMALL CAP FUND
TVP SMALL CAP INVESTMENTS FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

                                                                                                VIP
                                                    VIP                  TVP               SMALL CAP FUND
                                                 SMALL CAP            SMALL CAP              PRO FORMA
                                                   FUND           INVESTMENTS FUND            COMBINED
----------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
 Cost                                         $246,346,501           $14,109,194              $260,455,695
                                             -------------------------------------------------------------
  Value                                        290,107,691            17,023,661               307,131,352
 Repurchase agreements, at value and cost       18,106,327             3,259,794                21,366,121
  Receivables:
  Investment securities sold                       846,042                84,288                   930,330
   Capital shares sold                             450,470                96,826                   547,296
   Dividends and interest                          147,406                 5,151                   152,557
                                             --------------------------------------------------------------
      Total assets                             309,657,936            20,469,720               330,127,656
                                             --------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                  537,835                56,057                   593,892
  Capital shares redeemed                               --                    --                        --
  Affiliates                                       179,512                20,960                   200,472
  Custodian fees                                     1,757                    --                     1,757
  Postage and mailing fees                           9,648                    --                     9,648
 Payable upon return of securities loaned        9,656,982                    --                 9,656,982
 Other liabilities                                  16,966                42,231                    59,197
                                             -------------------------------------------------------------
      Total liabilities                         10,402,700               119,248                10,521,948
                                             --------------------------------------------------------------
       Net assets, at value                   $299,255,236           $20,350,472              $319,605,708
                                             ==============================================================
CLASS 1 :
 Net assets, at value                         $299,177,022             $ 482,735              $299,659,757
                                             ==============================================================
 Shares outstanding**                           18,724,755                44,934                18,754,964 2
                                             ==============================================================
 Net asset value and offering price per
  share                                            $15.98                 $10.74                    $15.97
                                             ==============================================================
CLASS 2 :
 Net assets, at value                            $ 78,214            $19,867,737               $ 19,945,951
                                             ==============================================================
 Shares outstanding**                               4,903              1,852,384                  1,250,529 3
                                             ==============================================================
 Net asset value and offering price per share      $15.95                 $10.73                     $15.95

**See note 2 in the accompanying notes to pro forma combined financial statements.

            See accompanying notes to pro forma combined financial statements.

VIP SMALL CAP FUND
TVP SMALL CAP INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)


PRO FORMA COMBINED STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                          VIP
                                             VIP          TVP                        SMALL CAP FUND
                                          SMALL CAP     SMALL CAP       PRO FORMA      PRO FORMA
                                            FUND     INVESTMENTS FUND   ADJUSTMENTS    COMBINED
                                        --------------------------------------------------------
Investment income:
 Dividends                                   $ 695,579    $ 17,563          --   $ 713,142
 Interest                                      321,047      60,320          --     381,367
                                        --------------------------------------------------------
      Total investment income                1,016,626      77,883          --   1,094,509
                                        --------------------------------------------------------
Expenses:
 Management fees                             1,101,012      45,181      77,1591  1,223,352
 Administrative fees                                --       7,322      (7,322)2        --
 Distribution fees - Class 2                        32      14,812          (5)     14,839
 Custodian fees                                  1,757          98          --       1,855
 Reports to shareholders                        19,744       4,685          --      24,429
 Registration and filing fees                       --         262          --         262
 Professional fees                               7,859       1,135          --       8,994
 Trustees' fees and expenses                     1,228       1,808          --       3,036
 Other                                           3,105       5,413          --       8,518
                                        ------------------------------------------------------
      Total expenses                         1,134,737      80,716      69,832   1,285,285
      Expenses waived/paid by affiliate             --      (6,115)     6,1153          --
                                        ------------------------------------------------------
       Net expenses                          1,134,737      74,601      75,947   1,285,285
                                        ------------------------------------------------------
        Net investment income (loss)          (118,111)      3,282     (75,947)   (190,776)
                                        ------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments                               15,619,206     369,105          --  15,988,311
 Net unrealized depreciation on investments 27,500,843   2,449,410          --  29,950,253
                                        ------------------------------------------------------
Net realized and unrealized gain            43,120,049   2,818,515          --  45,938,564
                                        ------------------------------------------------------
Net increase in net assets resulting
 from operations                           $43,001,938  $2,821,797          -- $45,747,788
                                        ======================================================

1Pro Forma adjustment for difference in Management fee schedule. Apart from the reorganization, the shareholders of the VIP Franklin Small Cap Fund are voting to approve a new investment advisory agreement with Management fees of .80% of the first $500 million. Fees are reduced on net assets over $500 million.
2Under an agreement with Advisers, FT Services will provide administrative services to the Pro Forma Combined VIP Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Pro Forma Combined VIP Fund.
3The  Pro  Forma  adjustment  to  remove  TVP  Small  Cap  Investments   expense
limitation.

            See accompanying notes to pro forma combined financial statements.


FRANKLIN SMALL CAP FUND
TEMPLETON SMALL CAP INVESTMENTS FUND


NOTES TO PRO FORMA COMBINED STATEMENTS (UNAUDITED)





1. BASIS OF COMBINATION:

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Small Cap Investments Fund ("Small Cap Investments Fund"), the Franklin Small Cap Fund ("Small Cap Fund") will acquire all the net assets of the Small Cap Investments Fund Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, of Small Cap Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of Small Cap Fund and Small Cap Investments Fund at June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the Small Cap Fund and the Small Cap Investments Fund for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. SHARES OF BENEFICIAL INTEREST:

The number of Class 1 and Class 2 shares issued was calculated by dividing the Class 1 and Class 2 net assets of the Small Cap Investments Fund at June 30, 1999 by the Class 1 and Class 2 net asset values per share of the Small Cap Fund at June 30, 1999.

                                                                      <<
TVP MUTUAL SHARES INVESTMENTS FUND
VIP MUTUAL SHARES SECURITIES FUND
PRO FORMA COMBINED STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)


                                                                                                  VIP Mutual Shares Securities Fund
                              TVP Mutual Shares Investments Fund  VIP Mutual Shares Securities Fund        Pro Forma Combined


-----------------------------------------------------------------------------------------------------------------------------
                                             SHARES    VALUE      SHARES            VALUE         SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 78.2%
 AEROSPACE & MILITARY TECHNOLOGY 3.2%
aColtec Industries Inc.                      2,150  $  46,628     168,800       $ 3,660,850    170,950   $  3,707,478
aHexcel Corp.                                   --        --       42,000           425,250     42,000        425,250
aLockheed Martin Corp.                       2,203     82,062     223,300         8,317,925    225,503      8,399,987
 Northrop Grumman Corp.                        627     41,578      48,000         3,183,000     48,627      3,224,578
                                                      ----------                ------------             -------------
                                                      170,268                    15,587,025                 15,757,293
                                                     -----------                ------------             --------------
 APPLIANCES & HOUSEHOLD DURABLES .6%
 Premark International Inc.                  1,500     56,250      79,500         2,981,250     81,000      3,037,500
                                                     ------------               ------------             --------------
 AUTOMOBILES 4.5%
 Borg-Warner Automotive Inc.                50,000  2,750,000           -                 -     50,000      2,750,000
aConsorcio G Grupo Dina SA de
 CV, L, ADR                                635,600    556,150           -           -           635,600       556,150
 Delphi Automotive Systems Corp.             3,653     67,809     254,557         4,725,214     258,210     4,793,023
aGeneral Motors Corp.                          520     34,320      86,900         5,735,400      87,420     5,769,720
aLear Corp.                                    796     39,601      95,500         4,751,125      96,296     4,790,726
 TRW Inc.                                    1,106     60,692      70,400         3,863,200      71,506     3,923,892
                                                     -----------                ------------             ----------------
                                                      202,422                    22,381,089                22,583,511
                                                    ------------                ------------             ----------------
 BANKING 6.9%
 Bank One Corp.                                774     46,101     216,600        12,901,238     217,374    12,947,339
 Banknorth Group Inc.                           --         --       8,900           293,700       8,900       293,700
 Chase Manhattan Corp.                         425     36,816      75,600         6,548,850      76,025     6,585,666
 First American Corp. Tennessee                400     16,625      30,900         1,284,281      31,300     1,300,906
      First Union Corp.                      2,000     94,000     211,882         9,958,454     213,882    10,052,454
 Peoples Heritage Financial Group Inc.         100      1,881      40,800           767,550      40,900       769,431
 U.S. Bancorp                                  800     27,200      74,600         2,536,400      75,400     2,563,600
 Western Bancorp                                --        --        4,200           182,700       4,200       182,700
                                                    ------------                ------------             ----------------
                                                      222,623                    34,473,173                34,695,796
                                                    ------------                ------------             ----------------
 BEVERAGES & TOBACCO 3.2%
 Allied Domecq PLC                              --         --     118,400         1,144,958     118,400      1,144,958
 Gallaher Group PLC                          5,400     33,196     293,500         1,804,246     298,900      1,837,442
 Gallaher Group PLC, ADR                        --         --      14,300           349,456      14,300        349,456
 Nabisco Group Holdings Corp.                  100      1,956      74,600         1,459,363      74,700      1,461,319
 Philip Morris Companies Inc.                  800     32,150     164,500         6,610,844     165,300      6,642,994
 UST Inc.                                      550     16,088     149,500         4,372,875     150,050      4,388,963
                                                     ------------               ------------           ----------------
                                                       83,390                    15,741,742                 15,825,132
                                                     ------------               ------------            ----------------
 BROADCASTING & PUBLISHING 6.9%
aAT&T Corp. - Liberty Media Group, A             --        --       78,648        2,890,314      78,648      2,890,314
 Central Newspapers Inc., A                   1,600    60,200      115,900        4,360,738     117,500      4,420,938
 Dow Jones & Co. Inc.                            --        --       67,800        3,597,638      67,800      3,597,638
 Media General Inc., A                           --        --       53,900        2,748,900      53,900      2,748,900
aMediaOne Group Inc.                            600    44,625      108,900        8,099,438     109,500      8,144,063
 Meredith Corp.                                 500    17,313       41,100        1,423,088      41,600      1,440,401
 NV Holdingsmig de Telegraaf                  1,468    28,915           --              --        1,468         28,915
 Scripps Co., A                               1,485    70,630      121,400        5,774,088     122,885      5,844,718
 Washington Post Co., B                         103    55,388       10,100        5,431,275      10,203      5,486,663
                                                     ------------               ------------            ----------------
                                                      277,071                    34,325,479                 34,602,550
                                                     ------------               ------------            ----------------
 BUILDING MATERIALS & COMPONENTS .9%
aAmerican Standard Companies Inc.               650    31,200       78,800        3,782,400      79,450       3,813,600
 Armstrong World Industries Inc.                320    18,500       15,100          872,969      15,420         891,469
                                                    ------------                ------------             ----------------
                                                       49,700                     4,655,369                   4,705,069
                                                    ------------                ------------             ----------------
 BUSINESS & PUBLIC SERVICES 1.5%
 Hillenbrand Industries Inc.                  1,700    73,525       12,400          536,300      14,100         609,825
aRepublic Services Inc.                          90    16,233       24,700          611,325      24,790         627,558
 Suez Lyonnaise des Eaux SA                      --        --       34,849        6,285,542      34,849       6,285,542
                                                    ------------                ------------              ----------------
                                                       89,758                     7,433,167                   7,522,925
                                                    ------------                ------------              ----------------
 CHEMICALS 1.3%
 Arch Chemicals Inc.                            --        --        54,500        1,325,031      54,500       1,325,031
 Crompton & Knowles Corp.                     2,500    48,906       84,200        1,647,163      86,700       1,696,069
aCytec Industries Inc.                          --         --       48,700        1,552,313      48,700       1,552,313
 Olin Corp.                                     855    11,275      104,900        1,383,369     105,755       1,394,644
 Chemicals (cont.)
aW.R. Grace & Co.                               --         --      19,700        $  361,988      19,700    $    361,988
 Witco Corp.                                    --         --      12,300           246,000      12,300         246,000
                                                     ------------               ------------              ----------------
                                                     $  60,181                    6,515,864                   6,576,045
                                                     ------------               ------------              ----------------
 DATA PROCESSING & REPRODUCTION .1%
aCadence Design Systems Inc.                    --         --      43,600           577,575      43,600        577,575
                                                                                ------------              ----------------
 ELECTRICAL & ELECTRONICS .1%
 Honeywell Inc.                                 --         --       1,700           196,988       1,700         196,988
aLevel One Communications Inc.                  --         --       4,000           195,750       4,000         195,750
                                                     ------------               ------------              ----------------
                                                           --                       392,738                     392,738
                                                     ------------               ------------              ----------------
 ELECTRONIC COMPONENTS & INSTRUMENTS .2%
aQuantum Corp.                                2,000      48,250    44,300         1,068,738       46,300        1,116,988
                                                     ------------               ------------              ----------------
 ENERGY EQUIPMENT & SERVICES 1.1%
 Baker Hughes Inc.                              --        --       30,000         1,005,000       30,000        1,005,000
aCooper Cameron Corp.                           690      25,573    68,900         2,553,606       69,590        2,579,179
aWeatherford International Inc.                 900      32,963    48,750         1,785,469       49,650        1,818,432
                                                     ------------               ------------              ----------------
                                                         58,536                   5,344,075                     5,402,611
                                                     ------------               ------------              ----------------
 ENERGY SOURCES 1.9%
 Atlantic Richfield Co.                        --        --        11,800           986,038       11,800          986,038
 Shell Transport & Trading Co. PLC            2,130      15,956   521,300         3,905,107      523,430        3,921,063
 Societe Elf Aquitaine SA, Br.                  275      40,355    29,650         4,351,031       29,925        4,391,386
                                                     ------------               ------------              ----------------
                                                         56,311                   9,242,176                     9,298,487
                                                     ------------               ------------              ----------------
 FINANCIAL SERVICES 9.1%
 Bear Stearns Co. Inc.                        1,525    71,294     124,775         5,833,231     126,300      5,904,525
 CIT Group Inc., A                            1,700    49,087     119,300         3,444,788     121,000      3,493,875
 Finova Group Inc.                               --        --      26,500         1,394,563      26,500      1,394,563
 Greenpoint Financial Corp.                   1,228    40,294     146,430         4,804,734     147,658      4,845,028
 Greenpoint Financial Corp., 144A                                   3,800           124,688       3,800        124,688
 Hell Financial Inc.                          1,200    33,375          --               --        1,200         33,375
 Household International Inc.                   735    34,821     133,730         6,335,459     134,465      6,370,280
aLaser Mortgage Management Inc.                 --       --      186,700           641,781     186,700        641,781
 Lehman Brothers Holdings Inc.                1,200    74,700      94,000         5,851,500      95,200      5,926,200
 Liberty Financial Cos. Inc.                  2,347    68,356       2,347               --          --          68,356
aMFN Financial Corp.                             --        --      39,765           395,167      39,765        395,167
 Morgan Stanley, Dean Witter & Co.               --        --      28,400         2,911,000      28,400      2,911,000
 Newcourt Credit Group Inc.                     985    12,743       1,900            24,862       2,885         37,605
 Newcourt Credit Group Inc., fgn.                --        --     104,000         1,345,500     104,000      1,345,500
 Power Financial Corp.                           --        --      10,700           204,715      10,700        204,715
 The PMI Group Inc.                              --        --      56,900         3,574,031      56,900      3,574,031
 United Asset Management Corp.                1,700      38,675   362,000         8,235,500     363,700      8,274,175
                                                     ------------               ------------               ----------------
                                                        423,345                  45,121,519                  45,544,864
                                                     ------------               ------------               ----------------
 FOOD & HOUSEHOLD PRODUCTS 1.7%
aFine Host Corp.                                 --          --   139,062         1,529,682     139,062       1,529,682
 U.S. Industries Inc.                         4,050      68,850   248,300         4,221,100     252,350       4,289,950
 Van Melle NV                                    --          --    45,490         2,920,236      45,490       2,920,236
                                                       ------------             ------------               ----------------
                                                         68,850                   8,671,018                   8,739,868
                                                       ------------             ------------                ----------------
 FOREST PRODUCTS & PAPER 1.4%
 Rayonier Inc.                                   --         --    107,400         5,349,863     107,400       5,349,863
 St. Joe Co.                                    750      37,359    55,400         1,495,800      56,150       1,533,159
                                                        ------------            ------------               ----------------
                                                         37,359                   6,845,663                   6,883,022
                                                        ------------            ------------               ----------------
 HEALTH & PERSONAL CARE 4.1%
aBeverly Enterprises Inc.                        --          --   166,400         1,341,600     166,400        1,341,600
aFoundation Health Systems, A                    --          --   142,170         2,132,550     142,170        2,132,550
aHealthsouth Corp.                               --          --   181,800         2,715,638     181,800        2,715,638
 McKesson HBOC Inc.                              --          --    47,800         1,535,575      47,800        1,535,575
aPacificare Health Systems Inc.                  500     35,969    48,700         3,503,356      49,200        3,539,325
 Rhone-Poulenc SA, A                           1,647     75,259   112,800         5,154,345     114,447        5,229,604
 Sankyo Co. Ltd.                                 --          --    11,600           292,300      11,600          292,300

 HEALTH & PERSONAL CARE (CONT.)
aTenet Healthcare Corp.                          --          --   198,100       $ 3,677,231     198,100      $ 3,677,231
 Ventas Inc.                                     --          --    31,800           170,925      31,800          170,925
                                                       ------------             ------------                ------------
                                                     $  111,228                  20,523,520                   20,634,748
                                                       ------------             ------------                ------------
 INDUSTRIAL COMPONENTS 1.9%
a Owens-Illinois Inc.                          2,000     65,375   206,600       6,753,238     208,600        6,818,613
a Thermo Electron Corp.                           --         --   132,600       2,660,288     132,600        2,660,288
                                                      ------------              ------------                ------------
                                                         65,375                 9,413,526                    9,478,901
                                                      -----------               ---------                   ------------

    INSURANCE 1.6%
    Allmerica Financial Corp.                 --          --      49,900     3,034,544     49,900   3,034,544
    American Bankers Insurance
     Group Inc.                               --          --      10,300       560,706     14,600     635,150
  a Old Republic International Corp.       4,300      74,444      11,700       202,556     11,700     202,556
    Provident Companies Inc.                  --          --      11,800       472,000     11,800     472,000
    Sampo Insurance Co. PLC., A               --          --       6,800       197,051      6,800     197,051
    Torchmark Corp.                           --          --      36,400     1,242,150     36,400   1,242,150
    White Mountain Insurance Group Inc.       --      15,600                 2,199,600     15,600   2,199,600
                                                  ------------              ------------           ------------
                                                      74,444                 7,908,607              7,983,051
                                                  ------------              ------------           ------------
    LEISURE & TOURISM 3.3%
  a Park Place Entertainment Corp.         1,600      15,500     301,000     2,915,938    302,600   2,931,438
    Pathe SA                                  --          --      28,500     3,421,058     28,500   3,421,058
  a Promus Hotel Corp.                     3,740     115,940     171,200     5,307,200    174,940   5,423,140
    Starwood Hotels & Resorts
 Worldwide Inc.                            1,375      42,023     157,000     4,798,313    158,375   4,840,336
                                                 ------------              ------------           ------------
                                                     173,463                16,442,509             16,615,972
                                                 ------------              ------------           ------------
    MACHINERY & ENGINEERING 1.2%
    Case Corp.                                --          --       8,200       394,625      8,200     394,625
    Invensys PLC                          17,760      84,122   1,206,152     5,713,071  1,223,912   5,797,193
                                                ------------              ------------           ------------
                                                      84,122                 6,107,696              6,191,818
                                                ------------              ------------           ------------
    MERCHANDISING 3.9%
  a Barney's Inc.                             --          --      45,635       410,715     45,635     410,715
  a Barney's Inc., wts.                       --          --      11,018        26,994     11,018      26,994
  a Federated Department Stores Inc.         954      50,502      88,700     4,695,556     89,654   4,746,058
    JC Penney Co. Inc.                       858      41,667     100,900     4,899,956    101,758   4,941,623
  a Payless Shoesource Inc.                  680      36,380      51,100     2,733,850     51,780   2,770,230
    Rite Aid Corp.                         1,876      46,197     170,600     4,201,025    172,476   4,247,222
  a Toys R Us Inc.                         1,880      38,892     122,070     2,525,323    123,950   2,564,215
                                                ------------              ------------           ------------
                                                     213,638                19,493,419             19,707,057
                                                ------------              ------------           ------------
    METALS & MINING .4%
    Allegheny Teledyne Inc.                   --          --      95,680     2,164,760     95,680   2,164,760
                                                ------------              ------------           ------------
    MULTI-INDUSTRY 8.3%
  a Alleghany Corp.                          319      59,015      15,558     2,878,230     15,877   2,937,245
  a Berkshire Hathaway Inc.                   --          --          22        49,280         22      49,280
  a Berkshire-Hathaway Inc., A                --          --          57     3,927,300         57   3,927,300
    Compagnie Financiere Richemont AG,
 Br., A                                       22      42,313       2,390     4,596,745      2,412   4,639,058
    Compagnie Generale D'Industrie et
 de Participation                            990      47,881      57,210     2,766,989     58,200   2,814,870
    Corporacion Financiera Alba SA           240      38,857      19,000     3,076,209     19,240   3,115,066
    Investor AB, A                         1,100      12,097     658,360     7,240,256    659,460   7,252,353
    Investor AB, B                         2,580      28,829     652,800     7,294,284    655,380   7,323,113
    Kansas City Southern Industries Inc.      --          --      38,900     2,482,306     38,900   2,482,306
    Kinnevik AB, B                            --          --      10,200       191,955     10,200     191,955
    Lagardere SCA                             --          --      95,862     3,568,751     95,862   3,568,751
    Ogden Corp.                            1,300      35,019      88,500     2,383,969     89,800   2,418,988
    Power Corp. of Canada                     --          --      29,400       566,505     29,400     566,505
                                                ------------              ------------           ------------
                                                     264,011                41,022,779             41,286,790
                                                ------------              ------------           ------------
    REAL ESTATE .4%
  a Alexander's Inc.                          --          --       8,000       591,000      8,000     591,000
  a Cadillac Fairview Corp.                   --          --      62,000     1,175,606     62,000   1,175,606
    Real Estate (cont.)
  acSecurity Capital European Realty          --         $--      23,055    $  399,479     23,055 $   399,479
                                                ------------              ------------           ------------
                                              --          --                 2,166,085              2,166,085
                                                ------------              ------------           ------------
    TELECOMMUNICATIONS 4.5%
    BCE Inc.                                  --          --      45,750     2,242,954     45,750   2,242,954
    General Motors Corp., H                   --          --      25,500     1,434,375     25,500   1,434,375
  a Telecom Italia SpA, di Risp               --          --     486,200     2,644,844    486,200   2,644,844
    Telephone & Data Systems Inc.            675      49,317     142,900    10,440,631    143,575  10,489,948
  a United States Cellular Corp.              --          --      85,100     4,552,850     85,100   4,552,850
    Vodafone Airtouch PLC, ADR                --          --     (30,950)      994,850    (30,950)    994,850
                                                ------------              ------------           ------------
                                                      49,317                22,310,504             22,359,821
                                                ------------              ------------           ------------
    TEXTILES & APPAREL .6%
    Liz Claiborne Inc.                     1,400      51,100      77,300     2,821,450     78,700   2,872,550
                                                ------------              ------------           ------------
    TRANSPORTATION 2.3%
    Burlington Northern Santa Fe Corp.        --          --      53,200     1,649,200     53,200   1,649,200
    Florida East Coast Industries Inc.       500      22,125     114,500     5,066,625    115,000   5,088,750
ac  Golden Ocean Group Ltd., wts.             --          --       1,120            --      1,120          --
    Railtrack Group PLC                       --          --     239,552     4,897,370    239,552   4,897,370
                                                ------------              ------------           ------------
                                                      22,125                11,613,195             11,635,320
                                                ------------              ------------           ------------
    UTILITIES ELECTRICAL & GAS 1.1%
  a Citizens Utilities Co., B              6,443      71,678          --            --      6,443      71,678
  a MidAmerican Energy Holding Co.           800      47,190      91,700     3,175,113     92,500   3,222,303
    Veba AG                                   --          --      38,100     2,247,417     38,100   2,247,417
                                                ------------              ------------           ------------
                                                     118,868                 5,422,530              5,541,398
                                                ------------              ------------           ------------
    TOTAL COMMON STOCKS
 (COST $338,565,570)                   3,132,005             388,768,240              391,900,245
                                                ------------              ------------           ------------
    PREFERRED STOCKS .6%
    Embratel Participacoes SA, ADR, pfd.      --          --      36,350       504,345      36,350    504,345
    Tele Centro Sul Participacoes SA,
 ADR, pfd.                                   261      14,486      17,570       975,135     17,831     989,621
    Tele Norte Leste Participacoes SA,
 ADR, pfd.                                   865      16,057      81,650     1,515,628     82,515   1,531,685
                                                ------------              ------------           ------------
    TOTAL PREFERRED STOCKS
 (COST $2,634,618)                                    30,543                 2,995,108              3,025,651

                                                         PRINCIPAL                               PRINCIPAL          PRINCIPAL
                                                          AMOUNT*                                 AMOUNT*             AMOUNT*
                                                         -----------                            -----------         -----------
 BONDS 2.7%
 Abraxas Petroleum Corp.,
  11.50%, 11/01/04                                    $--           -- $  415,000         261,450      $  415,000    261,450
 Aiken Cnty S C Indl. Rev. Ref. Belott,
  6.00%, 12/01/11                                      --           --     45,000          27,450          45,000     27,450
 Consorcio G Grupo Dina SA de CV, cvt.,
  8.00%, 8/08/04                                       --           --  4,250,000       2,125,000       4,250,000  2,125,000
 Eurotunnel Finance Ltd., Equity
  Note, 12/31/03                                       --           --    481,406         371,818         481,406    371,818
      Eurotunnel PLC:
      12/31/12, Tier 1                                 --           --    406,877 GBP     525,896    406,877  GBP    525,896
      12/31/18, Tier 2                                 --           --  1,051,800 GBP   1,226,840  1,051,800  GBP  1,226,840
      12/31/25, Tier 3                                 --           --    281,758 GBP     288,677    281,758  GBP    288,677
      12/31/50, Resettable Advance R5                  --           --    408,583 GBP     273,711    408,583  GBP    273,711
      4/30/40, ptc loan note                           --           --    220,000 GBP     149,113    220,000  GBP    149,113
      Stabilization Advance S8 Tier 1                  --           --     70,043 GBP      26,497     70,043  GBP     26,497
      Stabilization Advance S8 Tier 2                  --           --     54,215 GBP      17,091     54,215  GBP     17,091
      Eurotunnel SA:
      5.28%, 7/07/02, Tier 1                           --           --     46,223 EUR      38,610     46,223  EUR     38,610
      5.28%, 7/07/02, Tier 2                           --           --    133,474 EUR     101,857    133,474  EUR    101,857
      5.28%, 7/07/02, Tier 3                           --           --    166,595 EUR     109,952    166,595  EUR    109,952
      12/31/12, Tier 1 (Libor)                         --           --    155,834 EUR     130,170    155,834  EUR    130,170
      12/31/18, Tier 2 (Libor)                         --           --    471,681 EUR     357,519    471,681  EUR    357,519


Eurotunnel SA: (cont.)
  12/31/25, Tier 3 (Libor)                  $--        $--      $  367,578 EUR     $ 242,601     $  367,578 EUR       $  242,601
  12/31/50, Resettable Advance R4            --         --         392,330 EUR       167,904        392,330 EUR          167,904
Eurotunnel Stabilization Facility
  Stabilization Advance Tier 1               --         --          24,850 EUR         6,150         24,850 EUR            6,150
  Stabilization Advance Tier 1               --         --          11,279 EUR         2,792         11,279 EUR            2,792
  Stabilization Advance Tier 2               --         --          29,666 EUR         6,119         29,666 EUR            6,119
Golden Books Publishing,
 7.65%, 9/15/02                              --         --         190,000            75,050        190,000               75,050
Hechinger Co., 6.95%, 10/15/03               --         --       1,702,000           178,710      1,702,000              178,710
HIH Capital Ltd., cvt., 7.50%, 9/25/06       --         --       1,235,000           845,975      1,235,000              845,975
Hvide Marine Inc., 8.375%, 2/15/08           --         --         170,000            82,450        170,000               82,450
Kelley Oil & Gas Corp.
  144A, 14.00%, 4/15/03                      --         --         190,000           195,700        190,000              195,700
  10.375%, 10/15/06                          --         --          95,000            54,625         95,000               54,625
  Series D, 10.375%, 10/15/06                --         --         120,000            69,000        120,000               69,000
MFN Financial Corp.;
  Series A, 10.00%, 4/23/01                  --         --         158,828           150,092        158,828              150,092
  Series B, 10.00%, 4/23/01                  --         --         278,828           263,492        278,828              263,492
Port Seattle Wash. Rev. Ref-Beloit Proj.,
 6.00%, 12/01/17                             --         --          20,000            12,200         20,000               12,200
aRoil Limited, 12.779%, 12/05/02             --         --       2,328,000           814,800      2,328,000              814,800
Security Capital US Realty, cvt., 144A,
 2.00%, 5/22/03                              --         --       2,208,000         1,698,780      2,208,000            1,698,780
Southwest Royalties Inc., B,
 10.50%, 10/15/04                            --         --       1,475,000           715,375      1,475,000              715,375
Specialty Foods Corp.:
  11.00%, 8/15/09                            --         --         111,297                11        111,297                   11
  13.25%, 8/15/09                            --         --       1,180,000           920,400      1,180,000              920,400
TFM SA de CV:
  10.25%, 6/15/07                            --         --         250,000           221,875        250,000              221,875
  0/11.75%, 6/15/09                          --         --         885,000           535,425        885,000              535,425
                                                    --------                    ------------                       --------------
TOTAL BONDS (COST $118,784,832)                         --                        13,291,177                          13,291,177
                                                    --------                    ------------                       --------------
BONDS & NOTES IN REORGANIZATION 2.9%
aAltos Hornos de Mexico SA:
  5.50%, 12/15/01                            --         --          20,000             8,000         20,000                8,000
  Series A, 11.375%, 4/30/02                 --         --          95,000            42,750         95,000               42,750
  Series B, 11.875%, 4/15/04                 --         --          60,000            27,000         60,000               27,000
aAPS Inc., bank claim                        --         --         242,324           104,199        242,324              104,199
aBrunos Inc., Bank Claim:
  Revolver Commitment                        --         --         201,200           115,690        201,200              115,690
  Tranche A                                  --         --         360,300           194,562        360,300              194,562
  Tranche B                                  --         --         292,000           157,680        292,000              157,680
aCrown Leasing, Bank Claim                   --         --      87,565,976 JPY       114,847     87,565,976 JPY          114,847
aDecision One, Bank Claim:
  Revolver Commitment                        --         --         266,219           116,471        266,219              116,471
  Tranche A                                  --         --         477,294           208,816        477,294              208,816
  Tranche B                                  --         --         139,690            61,114        139,690               61,114
aDictaphone Corporation, Bank Claim
  Revolver Commitment                        --         --         305,800           266,046        305,800              266,046
  Tranche C Term Loan                        --         --         116,000           102,080        116,000              102,080
aDow Corning Corp.:
  Bank Debt #1                               --         --         100,000           128,250        100,000              128,250
  9.375%, 2/20/99                            --         --         550,000           705,375        550,000              705,375
acGolden Ocean Group Ltd.,
  10.00%, 8/31/01                            --         --       1,050,000           115,500      1,050,000              115,500
  Harnischfeger Industries Inc.
   8.90%, 3/01/22                            --         --         290,000           176,900        290,000              176,900
   8.70%, 6/15/22                            --         --         145,000            88,450        145,000               88,450
   6.875%, 2/15/27                           --         --         353,000           215,330        353,000              215,330
aIntegrated Health Services Inc., Tranche B,
   Term Loan                                 --         --         239,392           221,438        239,392              221,438
aKoninklijke Nederlandse Vliegtuigenfabriek
  Fokker, Trade Claim                       $--        $--       $ 550,118 EUR    $  453,846      $ 550,118 EUR       $  453,846
aLoewen Group Inc.:
   Bank Claim, Revolver Commitment           --         --         129,798            81,124        129,798               81,124
   144A, 6.70%, 10/01/99                     --         --         355,000           214,775        355,000              214,775
   Series 3, 7.50%, 4/15/01                  --         --          90,000            56,700         90,000               56,700
   Series 7, 7.75%, 10/15/01                 --         --         170,000           107,100        170,000              107,100
   Series 5, 6.10%, 10/02/02                 --         --         250,000  CAD      103,348        250,000 CAD          103,348
   Series 4, 8.25%, 4/15/03                  --         --         190,000           118,750        190,000              118,750
   Series 6, 7.20%, 6/01/03                  --         --       1,550,000           992,000      1,550,000              992,000
   Series 2, 8.25%, 10/15/03                 --         --         555,000           346,875        555,000              346,875
   Series 7, 7.60%, 6/01/08                  --         --       1,235,000           784,225      1,235,000              784,225
aNippon Credit Bank Ltd., Bank Claim         --         --      44,574,201 JPY        58,842     44,574,201 JPY           58,842
aNippon Total Finance, Bank Claim            --         --      45,189,925 JPY        22,209     45,189,925 JPY           22,209
aPaging Network Inc., Revolver
Commitment, A                                --         --       1,650,000         1,485,000      1,650,000            1,485,000
aPeregrine Investments Holdings Ltd., zero
 cpn., 2/28/99                               --         --       5,000,000 JPY         4,596      5,000,000 JPY            4,596
aPhilip Services Corp.
  Bank Claim, Canadian Operating             --         --         448,166 CAD       131,678        448,166 CAD          131,678
  Bank Claim, Canadian Operating, fgn.       --         --           9,144             3,932          9,144                3,932
  Tranche 1                                  --         --         319,116           137,220        319,116              137,220
  Tranche 2                                  --         --         296,498           127,494        296,498              127,494
  Tranche 3                                  --         --         148,249            63,747        148,249               63,747
aPIV Investment Finance (Cayman)
 Ltd., 12/01/00                              --         --      12,060,000         3,316,500     12,060,000            3,316,500
aPratama Datakom Asia BV
  Reg S, 12.75%, 7/15/05                     --         --         140,000            32,900        140,000               32,900
  144A, 12.75%, 7/15/05                      --         --         665,000           156,275        665,000              156,275
aRitvik Holdings, Bank Claim:
  Term Loan B                                --         --          55,000            46,750         55,000               46,750
  Term Loan C                                --         --         137,000           116,450        137,000              116,450
aTribasa Toll Road Trust I,
 10.50%, 12/01/11                            --         --         165,589            86,106        165,589               86,106
aVencor Operating Inc., 9.875%, 5/01/05      --         --       1,635,000           498,675      1,635,000              498,675
aVencor Inc., Bank Claim:
  Commitment Revolver                        --         --          78,150            66,428         78,150               66,428
  Term Loan A                                --         --         432,469           356,787        432,469              356,787
  Term Loan B                                --         --          57,755            48,658         57,755               48,658
aVentas Inc., Bank Claim:
  Commitment Revolver, Tranche B             --         --         194,782           181,147        194,782              181,147
  Tranche A                                  --         --          79,500            73,935         79,500               73,935
  Tranche C                                  --         --          75,300            70,782         75,300               70,782
  Tranche D                                  --         --          26,626            21,833         26,626               21,833
aUnited Companies Financial
 Corp, revolver                              --         --       1,883,700         1,054,872      1,883,700            1,054,872
                                                   --------                     ------------                         -----------
TOTAL BONDS & NOTES IN REORGANIZATION
 (COST $12,780,047)                                     --                        14,592,057                          14,592,057
                                                   --------                     ------------                         -----------
SHORT TERM INVESTMENTS 11.2%
Fannie Mae, 4.69% to 5.140% with
 maturities to 12/08/99                      --         --      22,578,000        12,133,547     22,578,000           12,133,547
Federal Home Loan Bank, 4.72% to 5.10%
 with maturities to 11/05/99                 --         --       7,000,000         6,887,678      7,000,000            6,887,678
Federal Home Loan Mortgage Corp., 4.67%
 to 5.10% with maturities to 3/08/00         --         --      37,550,000        37,110,346     37,550,000           37,110,346
                                                   --------                     ------------                         -----------
TOTAL SHORT TERM INVESTMENTS
 (COST $56,121,702)                                     --                        56,131,571                          56,131,571
                                                   --------                     ------------                         -----------
TOTAL INVESTMENTS
 (COST $426,310,610) 95.6%                       3,162,548                       475,778,153                         478,940,701
NET EQUITY IN FORWARD CONTRACTS .6%                     --                         3,203,691                           3,203,691
SECURITIES SOLD SHORT (.6%)                             --                        (3,295,800)                         (3,295,800)
OTHER ASSETS, LESS LIABILITIES 4.4%                504,512                        21,643,295                          22,147,807
                                                -----------                     ------------                         ------------
TOTAL NET ASSETS 100.0%                         $3,667,060                      $497,329,339                        $500,996,399
                                                -----------                     ------------                         ------------

                                                                                                  VIP MUTUAL SHARES SECURITIES FUND
                      TVP MUTUAL SHARES INVESTMENTS FUND        VIP MUTUAL SHARES SECURITIES FUND            PRO FORMA COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                             SHARES         VALUE        SHARES                 VALUE                    SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
j Securities Sold Short


  ISSUER                                      COUNTRY                        COUNTRY
                                              --------                     ------------
  Allied Signal Inc.              --  --   United States  3,100               $195,300     United States   3,100         $  195,300
  BP Amoco PLC, ADR               --  --  United Kingdom  4,200                455,700     United States   4,200            455,700
a DST Systems Inc.                --  --   United States  6,300                396,112     United States   6,300            396,112
  Intel Corp.                     --  --   United States  3,400                202,300     United States   3,400            202,300
  Nortel Networks Corp.           --  --      Canada     18,300              1,575,538        Canada      18,300          1,575,538
  Unum Corp.                      --  --   United States  8,600                470,850     United States   8,600            470,850
                                    ----                                  ------------                                 ------------
  Total Securities Sold Short
 (Proceeds $3,132,279)                --                                    $3,295,800                                   $3,295,800
                                    ----                                  ------------                                 ------------


        CONTRACTS FOR DIFFERENCES                                 VALUE AT   UNREALIZED                         VALUE AT  UNREALIZED
  SECURITY                                    COUNTRY   SHARES   06/30/1999   GAIN/LOSS    COUNTRY       SHARES 06/30/1999 GAIN/LOSS
-----------------------------------------------------------------------------------------------------------------------------------
  BP Amoco PLC, cfd. 10.3574      --  --  United Kingdom 13,600  $ 234,952  $  (21,921)   United Kingdom  13,600  $234,952 $(21,921)
  BP Amoco PLC, cfd. 10.9450      --  --  United Kingdom  5,500     98,657      (3,771)   United Kingdom   5,500    98,657   (3,771)
  BP Amoco PLC, cfd. 11.2992      --  --  United Kingdom 10,200    182,964      (1,299)   United Kingdom  10,200   182,964   (1,299)
  Vodafone Group PLC, cfd. 11.2893--  --  United Kingdom 30,000    590,145     (56,305)   United Kingdom  30,000   590,145  (56,305)
  Vodafone Group PLC, cfd 12.272  --  --  United Kingdom 20,000    393,430      (6,557)   United Kingdom  20,000   393,430   (6,557)
                                                               ----------------------------                    ---------------------
  TOTAL CONTRACT FOR DIFFERENCES  --  --                        $1,500,148  $  (89,853)                         $1,500,148 $(89,853)
                                                               ============================                    =====================

 CURRENCY ABBREVIATIONS:
 CAD -   Canadian Dollar
 EUR -     European Unit
 GBP -     British Pound
 JPY -      Japanese Yen
*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
cRestricted security.

            See accompanying notes to pro forma combined financial statements.



TEMPLETON VARIABLE PRODUCTS SERIES FUND - MUTUAL SHARES INVESTMENTS FUND
 ("TVP MUTUAL SHARES INVESTMENTS FUND")
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST- MUTUAL SHARES SECURITIES FUND
 ("VIP MUTUAL SHARES SECURITIES FUND")
FINANCIAL STATEMENTS


PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999




                                                                                                                    VIP
                                                                                                                MUTUAL SHARES
                                                                         TVP MUTUAL           VIP MUTUAL       SECURITIES FUND
                                                                     SHARES INVESTMENTS    SHARES SECURITIES      PRO FORMA
                                                                            FUND                 FUND             COMBINED
-------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
Cost                                                                      $2,776,100        $423,534,510        $ 426,310,610
                                                                      -------------------------------------------------------
Value                                                                      3,162,548         475,778,153          478,940,701
 Cash                                                                        581,040          12,358,049           12,939,089
 Receivables:
Investment securities sold                                                    56,875           6,285,733            6,342,608
Capital shares sold                                                            2,037              56,716               58,753
Dividends and interest                                                         4,525           1,156,679            1,161,204
From affiliates                                                               15,840                  --               15,840
 Unrealized gain (loss) on forward exchange contracts                             --           3,417,587            3,417,587
 Deposits with brokers for securities sold short                                               7,772,566            7,772,566
 Other assets                                                                     --                  --                   --
                                                                      -------------------------------------------------------
Total assets                                                               3,822,865         506,825,483          510,648,348
                                                                      -------------------------------------------------------
Liabilities:
 Payables:
Investment securities purchased                                              137,417           5,274,802            5,412,219
Capital shares redeemed                                                           --             270,516              270,516
Affiliates                                                                       433             299,331              299,764
Custodian fees                                                                    --               5,231                5,231
Postage and mailing                                                               --              (4,419)              (4,419)
 Securities sold short, at value (proceeds $3,132,279)                                         3,295,800            3,295,800
 Due To broker, variation margin                                                                  77,867               77,867
 Funds advanced by custodian                                                      --                  --                   --
 Accrued expenses                                                             17,955                  --               17,955
 Unrealized loss on forward exchange contracts                                                   213,896              213,896
 Other liabilities                                                                --              63,120               63,120
                                                                      -------------------------------------------------------
Total liabilities                                                            155,805           9,496,144            9,651,949
                                                                      -------------------------------------------------------
 Net assets, at value                                                     $3,667,060        $497,329,339         $500,996,399
                                                                      -------------------------------------------------------
Class 1:
 Net assets, at value                                                     $2,456,111        $496,887,152         $499,343,263
                                                                      -------------------------------------------------------
 Shares outstanding**                                                        220,178          36,256,033           36,435,311
                                                                      -------------------------------------------------------
 Net asset value and offering price per share                                 $11.16              $13.70               $13.70
                                                                      -------------------------------------------------------
Class 2:
 Net assets, at value                                                     $1,210,949          $  442,187          $ 1,653,136
                                                                      -------------------------------------------------------
 Shares outstanding**                                                        108,637              32,326              120,846
                                                                      -------------------------------------------------------
 Net asset value and offering price per share                                 $11.15              $13.68               $13.68
                                                                      -------------------------------------------------------

**See note 2 in the accompanying notes to pro forma combined financial statements.

See accompanying notes to pro forma combined financial statements.



TVP MUTUAL SHARES INVESTMENTS FUND
VIP MUTUAL SHARES SECURITIES FUND
FINANCIAL STATEMENTS (CONTINUED)


PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                                                   FTVIPT MUTUAL
                                                                                                                      SHARES
                                                         TVP MUTUAL            VIP MUTUAL                         SECURITIES FUND
                                                       ARES INVESTMENTS     SHARES SECURITIES     PRO FORMA          PRO FORMA
                                                            FUND                  FUND           ADJUSTMENTS         COMBINED
----------------------------------------------------------------------------------------------------------------------------------
Investment income:+
 Dividends                                                $ 17,296            $ 3,173,746              $ --          $ 3,191,042
 Interest                                                      283              2,795,696                --            2,795,979
                                                       -------------------------------------------------------------------------
Total investment income                                     17,579              5,969,442                --            5,987,021
                                                       -------------------------------------------------------------------------
Expenses:
 Management fees                                             7,319              1,430,056                --            1,437,375
 Administrative fees                                         1,181                336,639               466a             338,286
 Distribution fees - Class 2                                   890                    296               (51)b              1,135
 Custodian fees                                                100                 16,100                --               16,200
 Reports to shareholders                                    10,100                 28,800                --               38,900
 Professional fees                                          11,422                 18,500                --               29,922
 Trustees' fees and expenses                                    --                  1,900                --                1,900
 Other                                                          --                 29,294                --               29,294
                                                       -------------------------------------------------------------------------
Total expenses                                              31,012              1,861,585               415            1,893,012
Expenses waived/paid by affiliate                          (17,938)                    --            17,938c                  --
                                                       -------------------------------------------------------------------------
Net expenses                                                13,074              1,861,585            18,353            1,893,012
                                                       -------------------------------------------------------------------------
 Net investment income                                       4,505              4,107,857            18,353            4,094,009
                                                       -------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
Investments                                                 36,585             20,421,696                --           20,458,281
Foreign currency transactions                               (3,290)             1,923,527                --            1,920,237
                                                       -------------------------------------------------------------------------
Net realized gain                                           33,295             22,345,223                --           22,378,518
Net unrealized appreciation on:
Investments                                                339,010             35,521,440                --           35,860,450
Translation of assets and liabilities
 denominated in foreign currencies                           3,439              3,031,844                --            3,035,283
                                                       -------------------------------------------------------------------------
Net unrealized gain                                        342,449             38,553,284                --           38,895,733
                                                       -------------------------------------------------------------------------
Net realized and unrealized gain                           375,744             60,898,507                --           61,274,251
                                                       -------------------------------------------------------------------------
Net increase in net assets resulting from operations      $380,249            $65,006,364           $18,353          $65,368,260
                                                       -------------------------------------------------------------------------


aPro Forma adjustment for difference in Administrative fee schedule.
bPro Forma adjustment for difference in 12B-1 agreement. The 12B-1 fee rate reflected in the Pro Forma Combined is 0.25% of the average net assets.
cPro Forma adjustment to remove TVP Mutual Shares expense limitation
+Net of foreign taxes of $157,586 and $896,270 for VIP Mutual Shares Securities Fund and TVP Mutual Shares Investments Fund, respectively

            See accompanying notes to pro forma combined financial statements.


VIP - TEMPLETON MUTUAL SHARES FUND
TVP - TEMPLETON MUTUAL SHARES FUND

Notes to Pro forma combining Statements (unaudited)

1. BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Variable Products Series Fund - Templeton Mutual Shares Fund("TVP-Templeton Mutual Shares"), the Franklin Templeton Variable Insurance Products Trust - Templeton Templeton Mutual Shares Fund ("VIP - Templeton Mutual Shares Fund") will acquire all the net assets of the TVP - Templeton Mutual Shares Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, shares of VIP - Templeton Mutual Shares Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of TVP - Templeton Mutual Shares June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the TVP - Templeton Mutual Shares and VIP - Templeton Mutual Shares for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2. CAPITAL SHARES:

The number of Class 1 and 2 shares issued was calculated by dividing the Class 1 and 2 net assets of the TVP - Templeton Mutual Shares at June 30, 1999 by the Class 1 and 2 net asset value per share of the VIP - Templeton Mutual Shares, respectively at June 30, 1999.





TVP Templeton Bond Fund
VIP Templeton Global Income Securities Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)

                                                                                                         VIP TEMPLETON GLOBAL INCOME
                                                                       VIP TEMPLETON GLOBAL INCOME             SECURITIES FUND
                                        TVP TEMPLETON BOND FUND              SECURITIES FUND                 PRO FORMA COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                      PRINCIPAL                        PRINCIPAL                        PRINCIPAL
                                       AMOUNT*            VALUE         AMOUNT*           VALUE          AMOUNT*           VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Long Term Securities 98.8%
 Argentina 1.5%
 Republic of Argentina, 10.95%,
   11/01/99                          $ 350,000         $ 353,500     $ 1,645,000      $ 1,661,450      $ 1,995,000    $  2,014,950
                                                    ------------                     ------------                     --------------
 Australia 5.2%
 Australian Government, 10.00%,
  10/15/07                           1,463,000 AUD     1,201,184       7,220,000 AUD    5,927,922        8,683,000 AUD   7,129,106
                                                    ------------                     ------------                      -------------
 Belgium 5.1%
 Kingdom of Belgium, 6.25%, 3/28/07    838,376 EUR       958,984       5,291,039 EUR    6,052,203        6,129,415 EUR   7,011,187
                                                    ------------                     ------------                       ------------
 Brazil .9%
 Republic of Brazil, FRN, 5.938%,
   4/15/09                             170,000           117,300       1,510,000        1,041,900      1,680,000         1,159,200
                                                    ------------                     ------------                       ------------
 Bulgaria 1.8%
 Republic of Bulgaria, Series A, FRN,
 5.875%, 7/28/24                       605,000           413,669       2,970,000        2,030,738      3,575,000         2,444,407
                                                    ------------                     ------------                       ------------
 Canada 1.5%
 Government of Canada, 7.00%, 12/01/06 475,000 CAD       353,970       2,345,000 CAD    1,747,494      2,820,000 CAD     2,101,464
                                                    ------------                     ------------                       ------------
 Denmark 2.1%
 Kingdom of Denmark, 7.00%, 11/15/07     3,001,000 DKK   481,257      14,838,000 DKK    2,379,506     17,839,000 DKK     2,860,763
                                                    ------------                     ------------                       ------------
 Ecuador 1.4%
 Republic of Ecuador, FRN, 6.00%,
 2/28/25                                   670,000       313,647       3,500,000         1,638,455      4,170,000        1,952,102
                                                    ------------                      ------------                      ------------
 Germany 12.8%
 Federal Republic of Germany, 5.25%,
   2/21/01                                       -             -       9,129,117 EUR     9,723,728      9,129,117 EUR    9,723,728
 Hypothekenbank In Essen AG,
 Series 502, 5.25%, 1/22/08                935,664       995,970       5,279,089 EUR     5,619,341      6,214,753 EUR    6,615,311
 Treuhandanstalt, 7.50%, 9/09/04         1,022,584 EUR 1,221,364                                        1,022,584 EUR    1,221,364
                                                    ------------                      ------------                      ------------
                                                       2,217,334                        15,343,069                       17,560,40
                                                    ------------                      ------------                      ------------
 India
 Essar Steel Ltd., Reg S, FRN, 7.635%,
   7/20/99                                  50,000        33,750                                --         50,000           33,750
                                                    ------------                      ------------                      ------------
 Italy 6.1%
 Buoni Poliennali del Tesoro, 10.50%,
   7/15/00                                 612,000 EUR   677,953       2,272,406 EUR     2,517,293      2,884,406 EUR    3,195,246
 Government of Italy, 7.75%, 11/01/06      877,975 EUR 1,086,763       3,305,318 EUR     4,091,341      4,183,293 EUR    5,178,104
                                                    ------------                      ------------                      ------------
                                                       1,764,716                         6,608,634                       8,373,350
                                                    ------------                      ------------                      ------------
 Mexico 7.9%
 United Mexican States:
   9.75%, 4/06/05                          650,000       660,563       6,000,000         6,097,500      6,650,000        6,758,063
   9.875%, 1/15/07                                                     1,700,000         1,721,250      1,700,000        1,721,250
   11.375%, 9/15/16                        175,000       188,213                                          175,000          188,213
   6.25%, 12/31/19                         800,000       593,000                                          800,000          593,000
   11.50%, 5/15/26                         250,000       279,375       1,230,000         1,374,525      1,480,000        1,653,900
                                                    ------------                      ------------                      ------------
                                                       1,721,151                         9,193,275                      10,914,426
                                                    ------------                      ------------                      ------------
 New Zealand 2.4%
 Government of New Zealand, 7.00%,
  7/15/09                                  990,000 NZD   543,312       5,050,000 NZD     2,771,439      6,040,000 NZD    3,314,751
                                                    ------------                      ------------                      ------------
 Norway .4%
 Statkraft SF, 7.50%, 11/10/99             511,292 EUR   535,177                                --        511,292 EUR      535,177
                                                    ------------                      ------------                      ------------
 Panama .1%
 Republic of Panama, 8.875%, 9/30/27       170,000       141,100                                --        170,000          141,100
                                                    ------------                      ------------                      ------------
 Peru .7%
 Republic of Peru, FRN, 4.50%, 3/07/17     235,000       144,967       1,300,000           801,944      1,535,000          946,911
                                                    ------------                      ------------                      ------------
 Sweden 3.1%
 Kingdom of Sweden, 6.00%, 2/09/05       5,800,000 SEK   725,750      28,700,000 SEK     3,591,213     34,500,000 SEK    4,316,963
                                                    ------------                      ------------                      ------------
Turkey .5%
 Republic of Turkey, 12.375%, 6/15/09    $ 100,000      $ 99,250      $  535,000         $ 530,988     $  635,000      $   630,238
                                                    ------------                      ------------                      ------------
 United Kingdom 10.2%
 United Kingdom:
   6.50%, 12/07/03                         820,000 GBP 1,375,628       5,400,000 GBP      9,059,015     6,220,000 GBP   10,434,643
   7.50%, 12/07/06                         500,000 GBP   888,607       1,500,000 GBP      2,665,821     2,000,000 GBP    3,554,428
                                                    ------------                       ------------                     ------------
                                                       2,264,235                         11,724,836                     13,989,071
                                                    ------------                       ------------                     ------------
 United States 33.9%
 Fannie Mae, 6.875%, 6/07/02               475,000 GBP   768,191                                           475,000 GBP     768,191
 U.S. Treasury Notes:
   4.50%, 1/31/01                        2,100,000     2,069,157      11,000,000         10,838,443     13,100,000      12,907,600
   7.25%, 8/15/04                        1,072,000     1,139,000       5,519,000          5,863,938      6,591,000       7,002,938
   6.125%, 11/15/27                        412,000       408,266                                           412,000         408,266
   5.25%, 11/15/28                       4,395,000     3,890,950      24,500,000         21,690,167     28,895,000      25,581,117
                                                    ------------                       ------------                     ------------
                                                       8,275,564                         38,392,548                     46,668,112
                                                    ------------                       ------------                     ------------
 Venezuela 1.2%
 Republic of Venezuela, 144A, 9.125%,
  6/18/07                                  300,000       228,000       1,940,000          1,474,400      2,240,000       1,702,400
                                                    ------------                       ------------                     ------------
 Total Long Term Securities
 (Cost $144,447,861)                                  22,887,817                        112,912,014                    135,799,831
                                                    ------------                       ------------                     ------------
 Short Term Investments
 (Cost $509,000) .4%
 Chase Securities Inc., 5.00%, 6/30/99,
 Time Deposit                                            509,000                                 --                        509,000
                                                    ------------                       ------------                     ------------
 Total Investments
 (Cost $144,956,861) 99.1%                            23,396,817                        112,912,014                    136,308,831
 Net Equity In Forward Contracts                          15,853                             31,411                         47,264
 Other Assets, Less Liabilities .8%                      400,446                            747,904                      1,148,350
                                                    ------------                       ------------                    -------------
 Total Net Assets 100.0%                             $23,813,116                       $113,691,329                   $137,504,445
                                                    ------------                       ------------                    -------------
 Currency Abbreviations:
 AUD - Australian Dollar
 CAD - Canadian Dollar
 DKK - Danish Krone
 EUR - European Unit
 GBP - British Pound
 NZD - New Zealand Dollar
 SEK - Swedish Krone


*Securities traded in U.S. dollars unless otherwise indicated.


       See accompanying notes to pro forma combined financial statements.


Templeton Variable Products Series Fund - Templeton Bond Fund ("TVP Templeton Bond Fund")
Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund
 ("VIP Templeton Global Income Securities Fund")
Financial Statements

Pro Forma Combined Statements of Assets and Liabilities (unaudited)
June 30, 1999

                                                                                                              VIP Templeton
                                                                                                              Global Income
                                                                           TVP Templeton     VIP Templeton   Securities Fund
                                                                               Bond          Global Income      Pro Forma
                                                                               Fund         Securities Fund     Combined
                                                                        ------------------------------------------------------
Assets:
 Investments in securities:
  Cost                                                                     $24,840,681      $120,116,180     $144,956,861
                                                                        ------------------------------------------------------
  Value                                                                     23,396,817       112,912,014      136,308,831
 Cash                                                                              602                --              602
 Receivables:
  Capital shares sold                                                              430               113              543
  Dividends and interest                                                       439,143         1,882,841        2,321,984
 Unrealized gain on forward exchange contracts                                  15,853            31,411           47,264
 Other assets                                                                       --                --               --
                                                                        ------------------------------------------------------
      Total assets                                                          23,852,845       114,826,379      138,679,224
                                                                        ------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed                                                           11           171,188          171,199
  Affiliates                                                                    11,601            54,811           64,412
  Custodian fees                                                                    --            25,009           25,009
  Postage and mailing                                                               --            12,541           12,541
 Funds advanced by custodian                                                        --           853,913          853,913
 Accrued expenses                                                               28,117                --           28,117
 Other liabilities                                                                  --            17,588           17,588
                                                                        ------------------------------------------------------
      Total liabilities                                                         39,729         1,135,050        1,174,779
                                                                        ------------------------------------------------------
       Net assets, at value                                                $23,813,116      $113,691,329     $137,504,445
                                                                        ======================================================
Class 1:
 Net assets, at value                                                      $23,523,321      $113,608,897     $137,132,218
                                                                        ======================================================
 Shares outstanding **                                                       2,343,325         9,311,962       11,240,103
                                                                        ======================================================
 Net asset value and offering price per share                                   $10.04            $12.20           $12.20
                                                                        ======================================================
Class 2:
 Net assets, at value                                                        $ 289,795          $ 82,432        $ 372,227
                                                                        ======================================================
 Shares outstanding **                                                          28,891             6,766           30,559
                                                                        ======================================================
 Net asset value and offering price per share                                   $10.03            $12.18           $12.18
                                                                        ======================================================


**See note 2 in the accompanying notes to pro forma combined financial statements.
eExpense adjustment for differences in administrative fees and 12B1 fees.


      See accompanying notes to pro forma combined financial statements.>>


TVP Templeton Bond Fund
VIP Templeton Global Income Securities Fund
Financial Statements (continued)


Pro forma combined Statements of Operations
for the six months ended June 30, 1999 (unaudited)
                                                                                                                VIP Templeton
                                                                                                                GLOBAL INCOME
                                                            TVP TEMPLETON    VIP TEMPLETON                     SECURITIES FUND
                                                                BOND         GLOBAL INCOME       PRO FORMA        PRO FORMA
                                                                FUND        SECURITIES FUND     ADJUSTMENTS       COMBINED
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Interest                                                     $ 877,644      $ 4,131,998               $--     $  5,009,642
-------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                   877,644        4,131,998                --        5,009,642
Expenses:
 Management fees                                                 66,912          393,647                --          460,559
 Administrative fees                                             12,962               --           (12,962)a             --
 Distribution fees-Class 2                                          103               32                 63b            198
 Custodian fees                                                   3,600           26,200                --           29,800
 Reports to shareholders                                          4,900           12,800                --           17,700
 Registration and filing fees                                       700               --                --              700
 Professional fees                                                7,000            3,400                --           10,400
 Trustees' fees and expenses                                        400               --               400
 Other                                                              194              556                --              750
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             96,371          437,035           (12,899)         520,507
        Net investment income                                   781,273        3,694,963           (12,899)       4,489,135
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments                                                  (278,372)        (921,611)               --       (1,199,983)
  Foreign currency transactions                                  25,160          147,984                --          173,144
-------------------------------------------------------------------------------------------------------------------------------
       Net realized loss                                       (253,212)        (773,627)               --       (1,026,839)
 Net unrealized depreciation on:
  Investments                                                (1,979,559)     (10,006,919)               --      (11,986,478)
  Translation of assets and liabilities denominated
   in foreign currencies                                        (18,666)         (46,104)               --          (64,770)
-------------------------------------------------------------------------------------------------------------------------------
       Net unrealized loss                                   (1,998,225)     (10,053,023)               --      (12,051,248)
Net realized and unrealized loss                             (2,251,437)     (10,826,650)               --      (13,078,087)
Net decrease in net assets resulting from operations        $(1,470,164)    $ (7,131,687)         $(12,899)    $ (8,588,952)


aPro Forma adjustment for difference in Administrative fee schedule.
bPro Forma adjustment for difference in 12B-1 agreement. The 12B-1 fee rate reflected in the Pro Forma Combined is 0.25% of the average net assets.


      See accompanying notes to pro forma combined financial statements.>>


VIP - Templeton Global Income Fund
TVP - Templeton Bond Fund


Notes to Pro forma combined Statements (unaudited)




1. Basis of Combination

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Variable Products Series Fund - Templeton Bond Fund ("TVP Bond Fund"), the Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Fund ("VIP - Templeton Global Income Fund") will acquire all the net assets of the TVP -
Templeton Bond Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, shares of VIP - Templeton Global Income Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of TVP - Templeton Bond Fund June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the TVP - Templeton Bond and VIP - Templeton Global Income for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. Capital Shares:

The number of Class 1 and 2 shares issued was calculated by dividing the Class 1 and 2 net assets of the TVP - Templeton Bond at June 30, 1999 by the Class 1 and 2 net asset value per share of the VIP - Templeton Global Income, respectively at June 30, 1999.


TVP Developing Markets Fund
VIP Templeton Developing Markets Equity Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)
                                                                                                           VIP TEMPLETON DEVELOPING
                                                                         VIP TEMPLETON DEVELOPING             MARKETS EQUITY FUND
                                       TVP DEVELOPING MARKETS FUND          MARKETS EQUITY FUND               PRO FORMA COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                        SHARES             VALUE         SHARES            VALUE          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Long Term Securities 97.9%
  Argentina 4.3%
a Atanor Cia Nacional Para la
   Industria Quimica SA, D               82,061         $ 40,214         152,050          $ 74,512         234,111       $ 114,726
  Banco de Galicia y Buenos Aires
   SA de CV, B                           76,205          390,971          59,765           306,625         135,970         697,596
a Banco Frances SA                       36,000          234,032              --                --          36,000         234,032
a Buenos Aires Embotelladora SA, B, ADR  29,000            1,827          56,200             3,541          85,200           5,368
a Capex SA, A                            25,000          145,765          48,735           284,153          73,735         429,918
  Central Costanera SA, B                35,860          103,287              --                --          35,860         103,287
a Molinos Rio de la Plata SA, B          60,018          100,840         923,413         1,551,489         983,431       1,652,329
  Nobleza Piccardo Sdad Industrial
   Comercial y Financial                 52,451          173,106              --                --          52,451         173,106
  Perez Companc SA, B                   509,070        2,927,445         295,695         1,700,416         804,765       4,627,861
  Quilmes Industrial SA, ADR            123,000        1,522,125         144,600         1,789,427         267,600       3,311,552
a Sociedad Comercial del Plata
   Cadelplata Come                      345,950           132,858      1,140,960           438,172       1,486,910         571,030
  Telecom Argentina Stet-France
   SA, ADR                               118,200        3,161,850         34,200           914,850         152,400       4,076,700
  Telefonica De Argentina SA, ADR        110,730        3,474,154         34,610         1,085,889         145,340       4,560,043
  Transportadora de Gas del Sur SA, ADR   51,600          483,750             --                --          51,600         483,750
  Transportadora de Gas del Sur SA, B    110,115          207,037             --                --         110,115         207,037
                                                     ------------                     ------------                      ------------
                                                       13,099,261                        8,149,074                      21,248,335
                                                     ------------                     ------------                      ------------
  Austria 1.2%
  Austria Tabak AG                        23,700        1,380,891          7,000           407,858          30,700       1,788,749
  Bank Austria AG                         20,800        1,093,947         19,810         1,041,879          40,610       2,135,826
  OMV AG                                  17,200        1,534,112          5,300           472,720          22,500       2,006,832
                                                     ------------                     ------------                      ------------
                                                        4,008,950                        1,922,457                       5,931,407
                                                     ------------                     ------------                      ------------
  Botswana .0%
  Sechaba Brewery Holding Ltd.           159,200          183,886             --                --         159,200         183,886
                                                     ------------                     ------------                      ------------
  Brazil 12.3%
  Aracruz Celulose SA, ADR               267,200        5,878,400        119,000         2,618,000         386,200       8,496,400
  Banco Bradesco SA                  132,856,544          530,668     59,329,083           236,978     192,185,627         767,646
  Banco Bradesco SA, pfd.             65,233,889          335,010     40,276,150           206,839     105,510,039         541,849
  Banco do Brasil SA                  37,626,000          150,289     75,902,976           303,178     113,528,976         453,467
  Brasmotor SA, pfd.                   1,306,000          104,256      3,246,000           259,124       4,552,000         363,380
  Centrais Eletricas Brasileiras
   SA (Electrobras)                   14,941,000          284,753     45,251,000           862,416      60,192,000       1,147,169
  Centrais Eletricas Brasileiras
   SA (Electrobras), B, pfd.         170,946,000        3,482,324    183,925,000         3,746,718     354,871,000       7,229,042
  Centrais Geradoras Do Sul Do Brasil
   SA, B, pfd.                       161,900,000          131,183    209,667,000           169,887     371,567,000         301,070
  Cia Cervejaria Brahma, pfd.            495,000          282,171        473,000           269,630         968,000         551,801
  Cia Energetica de Minas Gerais
   Cemig, Br., pfd.                  113,752,000        2,402,261     40,185,000           848,643     153,937,000       3,250,904
a Cia Mesbla SA, pfd.                                                  7,400,000            31,838       7,400,000          31,838
  Cia Vale do Rio Doce, A, pfd.          156,750        3,112,639         50,900         1,010,739         207,650       4,123,378
  Copene-Petroquimica do Nordeste
   SA, A, pfd.                         1,097,000          172,140      2,864,700           449,525       3,961,700         621,665
  Duratex SA, pfd.                    12,525,000          335,906     52,566,800         1,409,780      65,091,800       1,745,686
  Embratel Participacoes SA, pfd.     62,558,000          878,132     15,877,000           222,867      78,435,000       1,100,999
  Investimentos Itau SA                  212,359          113,561         89,527            47,876         301,886         161,437
a Investimentos Itau SA, pfd.          5,218,000        2,798,813      2,200,200         1,180,136       7,418,200       3,978,949
a Mannesmann SA                        2,692,000          199,231      2,048,500           151,607       4,740,500         350,838
a Mannesmann SA, pfd.                                                    307,200            23,226         307,200          23,226
  Petroleo Brasileiro SA, pfd.         1,523,000          238,987             --                --       1,523,000         238,987
  Tele Celular Sul Participacoes SA,
    pfd.                              62,558,000          133,862     15,877,000            33,974      78,435,000         167,836
  Tele Centro Oeste Celular
   Participacoes SA, pfd.             23,658,000           30,104      2,629,000             3,345      26,287,000          33,449
  Tele Centro Sul Participacoes
   SA, pfd.                          397,594,000        4,421,746     71,999,000           800,720     469,593,000       5,222,466
  Brazil (cont.)
  Tele Leste Celular Participacoes
   SA, pfd.                           62,558,000         $ 37,481     15,877,000           $ 9,513      78,435,000     $    46,994
  Tele Nordeste Celular
   Participacoes SA, pfd.             62,558,000           86,385     15,877,000            21,924      78,435,000         108,309
  Tele Norte Celular Participacoes
   SA, pfd.                           62,558,000           35,696     15,877,000             9,060      78,435,000          44,756
  Tele Norte Leste Participacoes
   SA, pfd.                          243,998,000        4,483,158     55,911,000         1,027,295     299,909,000       5,510,453
  Tele Sudeste Celular
   Participacoes SA, pfd.            499,230,000        2,862,914    109,402,000           627,383     608,632,000       3,490,297
  Telemig Celular Participacoes
   SA, pfd.                           62,558,000           79,603     15,877,000            20,203      78,435,000          99,806
  Telesp Celular Participacoes
   SA, pfd.                           62,558,000          663,954     15,877,000           168,509      78,435,000         832,463
  Telesp Participacoes SA, ADR           248,400        5,682,150         47,500         1,086,563         295,900       6,768,713
  Telesp Participacoes SA, pfd.       62,558,000        1,481,402     15,877,000           375,975      78,435,000       1,857,377
  Unibanco Uniao de Bancos
  Brasileiros SA                       7,111,000          324,611     15,439,000           704,776      22,550,000       1,029,387
                                                     ------------                     ------------                      ------------
                                                       41,753,790                       18,938,247                      60,692,037
                                                     ------------                     ------------                      ------------
  Chile 2.4%
  Cia Cervecerias Unidas SA, ADR           7,500          214,687         15,000           429,375          22,500         644,062
  Cia de Telecomunicaciones de Chile
   SA, ADR                               161,414        3,994,997        105,300         2,606,175         266,714       6,601,172
  Empresa Nacional de Electricidad
   SA, ADR                                99,615        1,207,832        103,142         1,250,597         202,757       2,458,429
  Enersis SA, ADR                         38,753          886,475         26,642           609,436          65,395       1,495,911
  Madeco Manufacturera de Cobre
   SA, ADR                                 5,600           56,700             --                --           5,600          56,700
  Quinenco SA, ADR                        30,900          289,687         47,900           449,063          78,800         738,750
                                                     ------------                     ------------                      ------------
                                                        6,650,378                        5,344,646                      11,995,024
                                                     ------------                     ------------                      ------------
  China .8%
  Beijing Datang Power Generation Co.
   Ltd., H                                 5,000            1,611             --                --            5,000          1,611
  China Resources Enterprises Ltd.       116,000          204,824             --                --          116,000        204,824
a China Telecommunications Ltd.           58,000          161,093             --                --           58,000        161,093
  China Vanke Co. Ltd., B                                              2,857,867         1,919,033        2,857,867      1,919,033
  Guangshen Railway Co. Ltd., H          768,000          117,791             --                --          768,000        117,791
  Guangshen Railway Co. Ltd., H, ADR      20,400          155,550             --                --           20,400        155,550
a Shanghai Dazhong Taxi Shareholding
  Co. Ltd., B                                 --               --        455,300           309,604          455,300        309,604
 Shandong Huaneng Power Development
  Co. Ltd., ADR                           22,500          116,719         96,500           500,594          119,000        617,313
a Shanghai New Asia Group Co. Ltd., B     34,502            9,316             --                --           34,502          9,316
  Shanghai Petrochemical Co. Ltd., H   1,812,900          427,590      1,060,500           250,129        2,873,400        677,719
  Yanzhou Coal Mining Company Ltd., H    100,000           35,766                                           100,000         35,766
                                                     ------------                     ------------                      ------------
                                                        1,230,260                        2,979,360                       4,209,620
                                                     ------------                     ------------                      ------------
  Colombia .3%
  Barvaria SA                                 --               --        202,807           753,258          202,807        753,258
  Cementos Agros SA                           --               --        255,000           662,105          255,000        662,105
                                                     ------------                     ------------                      ------------
                                                                         457,807         1,415,363          457,807      1,415,363
                                                     ------------                     ------------                      ------------
  Czech Republic 1.6%
a CEZ AS                               1,079,250        2,221,246      1,408,880         2,899,671        2,488,130      5,120,917
a SPT Telecom AS                         113,540        1,843,341         66,310         1,076,554          179,850      2,919,895
  Tabak AS                                   260           61,926             --                --              260         61,926
                                                     ------------                     ------------                      ------------
                                                        4,126,513                        3,976,225                       8,102,738
                                                     ------------                     ------------                      ------------
  Egypt .1%
  Commercial International Bank Ltd.      38,700          347,550             --                --           38,700        347,550
  Eastern Tobacco Co.                      1,100           26,793             --                --            1,100         26,793
                                                     ------------                     ------------                      ------------
                                                          374,343                               --                         374,343
                                                     ------------                     ------------                      ------------
  Ghana .1%
  Ashanti Goldfields Co. Ltd., GDR        25,159          174,541         21,164           146,825           46,323        321,366
                                                     ------------                     ------------                      ------------
  Hong Kong 5.3%
  CDL Hotel International Ltd.            61,250         $ 25,656             --                --           61,250    $    25,656
  Cheung Kong Holdings Ltd.              145,000        1,289,495        276,000       $ 2,454,487          421,000      3,743,982
  China Overseas Land & Investment Ltd.  487,000           69,044             --                --          487,000         69,044
  Citic Pacific Ltd.                     407,000        1,298,292        458,000         1,460,977          865,000      2,759,269
  Cross Harbour Tunnel Co. Ltd.           44,000           33,175             --                --           44,000         33,175
  Dairy Farm International Holdings
   Ltd.                                1,334,370        1,601,244        237,772           285,326        1,572,142      1,886,570
  Hang Lung Development Co. Ltd.         972,000        1,202,652        980,000         1,212,551        1,952,000      2,415,203
  Hong Kong & Shanghai Hotels Ltd.       966,000          821,720        568,000           483,164        1,534,000      1,304,884
  Hong Kong Electric Holdings Ltd.       206,594          665,672        168,682           543,515          375,276      1,209,187
  Hong Kong Land Holdings Ltd.            19,000           30,780          5,000             8,100           24,000         38,880
  HSBC Holdings PLC                       46,902        1,710,726         41,078         1,498,299           87,980      3,209,025
  Jardine Matheson Holdings Ltd.         376,055        1,880,275        240,815         1,204,075          616,870      3,084,350
  Jardine Strategic Holdings Ltd.         35,000           91,000             --                --           35,000         91,000
a Lai Sun Development Co. Ltd.            48,000            4,207             --                --           48,000          4,207
a Lai Sun Garment International Ltd.     612,000           44,960             --                --          612,000         44,960
  New World Development Co. Ltd.         786,322        2,356,275        827,632         2,480,064        1,613,954      4,836,339
  Shangri La Asia Ltd.                     2,000            2,475             --                --            2,000          2,475
  Sun Hung Kai Properties Ltd.            47,617          434,201         54,739           499,144          102,356        933,345
  Wheelock and Company Ltd.              196,890          270,256             --                --          196,890        270,256
                                                     ------------                     ------------                      ------------
                                                       13,832,105                       12,129,702                      25,961,807
                                                     ------------                     ------------                      ------------
  Hungary 1.5%
  Borsodchem RT                           45,569        1,111,531         29,330           711,600           74,899      1,823,131
  Borsodchem RT, GDR, Reg S                6,900          169,567             --                --            6,900        169,567
  Egis RT                                  6,720          160,860             --                --            6,720        160,860
a Fotex First Hungarian American Photo
  Service Co.                             45,385           17,262             --                --           45,385         17,262
  Gedeon Richter Ltd.                     23,110        1,005,593         10,180           442,966           33,290      1,448,559
  Matav RT                                41,500          224,417         13,800            74,625           55,300        299,042
  Mol Magyar Olay-Es Gazipari RT          62,070        1,496,065         21,800           525,442           83,870      2,021,507
  Pannonplast Plastic Industries PLC         842           16,326             --                --              842         16,326
  Tiszai Vegyi Kombinat RT                74,562          779,899         44,001           460,239          118,563      1,240,138
  Zwack Unicum Ltd.                          100            2,295             --                --              100          2,295
                                                     ------------                     ------------                      ------------
                                                        4,983,815                        2,214,872                       7,198,687
                                                     ------------                     ------------                      ------------
  India .7%
  Bajaj Auto Ltd.                            650            8,110             25               312              675          8,422
a Bank of Baroda                             100              151            100               151               --             --
  Bharat Petroleum Corp. Ltd.             12,900           78,243             --                --           12,900         78,243
a Hindalco Industries Inc.                19,742          286,151             --                --           19,742        286,151
  Hindustan Petroleum Corporation Ltd     64,338          368,716         35,600           204,021           99,938        572,737
  Indian Aluminium Co Ltd                 29,000           40,964         45,000            63,565           74,000        104,529
  Indian Petrochemicals Corp. Ltd.                                           100               237              100            237
  Larsen and Toubro Ltd.                  91,671          605,696        120,924           798,978          212,595      1,404,674
  Mahanagar Telephone Nigam Ltd.          96,800          415,228                                            96,800        415,228
 *National Aluminum Co Ltd., 14.50%,
   3/08/05                             1,529,000 INR       37,249      3,085,500 INR        75,167        4,614,500 INR    112,416
  Reliance Industries Ltd.                 8,515           34,699         87,500           356,568           96,015        391,267
  Tata Iron & Steel Co. Ltd.                  --               --            100               323              100            323
                                                     ------------                     ------------                      ------------
                                                        1,875,056                        1,499,322        5,227,465      3,374,378
                                                     ------------                     ------------                      ------------
  Indonesia 5.5%
a Asia Pulp & Paper Co. Ltd., ADR         92,800          893,200         82,900           797,913          175,700      1,691,113
a Asia Pulp & Paper Co. Ltd., ADR, wts.   20,540           53,917         18,340            48,143           38,880        102,060
a PT Barito Pacific Timber TBK         1,774,000          193,246             --                --        1,774,000        193,246
  PT Gudang Garamm                       320,000          869,136        226,000           613,827          546,000      1,482,963
a PT Indah Kiat Pulp & Paper Corp.     3,750,750        1,743,268      3,938,000         1,830,298        7,688,750      3,573,566
a PT Indocement Tunggal PrakarSA       1,746,000          893,922      1,408,500           721,127        3,154,500      1,615,049
a PT Indofoods Sukses Makmurr          1,054,685        1,439,948        594,020           811,008        1,648,705      2,250,956
  PT Indosat                             232,000          444,793        197,000           377,691          429,000        822,484
a PT Semen Cibinong                   35,534,500        4,903,090             --                --       35,534,500      4,903,090
  PT Semen Gresik (Persero)              316,501          689,545         338,617          737,728          655,118      1,427,273
  Indonesia (cont.)
a PT Sinar Mas Agro Resources &
  Technology Corp.                       482,800        $ 431,259             --               $--          482,800      $ 431,259
  PT Tambang TimaH                     1,289,500        1,123,747      1,002,000           873,203        2,291,500      1,996,950
  PT Telekomunikasi Indonesia
  (Persero), B                         5,611,140        3,259,922      3,348,260         1,945,249        8,959,400      5,205,171
  PT Tempo Scan Pacific                  487,000          203,359             --                --          487,000        203,359
a PT Tjiwi Kimia                         909,454          350,044      1,520,926           585,396        2,430,380        935,440
                                                     ------------                     ------------                      ------------
                                                       17,492,396     12,674,563         9,341,583       66,296,233     26,833,979
                                                     ------------                     ------------                      ------------
  Israel .3%
a Formula Systems Ltd.                    18,380          557,917          9,780           296,868           28,160        854,785
  Koor Industries Ltd.                     2,590          298,623          2,686           309,692            5,276        608,315
                                                     ------------                     ------------                      ------------
                                                          856,540                          606,560                       1,463,100
                                                     ------------                     ------------                      ------------
  Jordan .1%
a Zara Investment Holdings Company Ltd.  345,450          752,561                               --          345,450        752,561
                                                     ------------                     ------------                      ------------
  Malaysia 3.8%
  Boustead Holdings Bhd.                 403,000        366,942          384,000           349,642          787,000        716,584
  Federal Flour Mills Bhd.                33,000         31,263           99,000            93,789          132,000        125,052
  Genting Bhd.                           306,600      1,169,921          326,400         1,245,474          633,000      2,415,395
  Golden Hope Plantations Bhd.           122,000        104,663           37,000            31,742          159,000        136,405
  Hong Leong Industries Bhd.             206,800        243,806          336,200           396,362          543,000        640,168
  Island & Peninsula Bhd.                443,000        433,674          454,000           444,442          897,000        878,116
  Kian Joo Can Factory Bhd.               59,000        107,132           59,000           107,132          118,000        214,264
a Leader Universal Holdings Bhd.       1,452,000        607,547          982,000           410,889        2,434,000      1,018,436
  Malayawata Steel Bhd.                  563,000        225,200               --                --          563,000        225,200
  Malaysian Airlines System Bhd.         246,000        336,632          197,000           269,579          443,000        606,211
  Malaysian International Shipping
  Corp., fgn.                             76,000        139,000          207,666           379,810          283,666        518,810
  Oriental Holdings Bhd.                  61,000        166,947           45,000           123,158          106,000        290,105
  Perlis Plantations Bhd.                175,000        204,474          374,500           437,574          549,500        642,048
  Perusahaan Otomobil Nasional Bhd.      141,000        326,526          214,000           495,579          355,000        822,105
  Public Bank Bhd.                     1,740,400      1,323,620          149,000           113,318        1,889,400      1,436,938
  Public Bank Bhd., fgn.               2,219,000      2,324,110           20,000            20,947        2,239,000      2,345,057
  Resorts World Bhd.                     679,000      1,599,224          789,000         1,858,303        1,468,000      3,457,527
  Shangri La Hotels (Malaysia) Bhd.       31,000         11,339          886,000           324,089          917,000        335,428
  Tanjong PLC                            312,000        775,895          214,000           532,184          526,000      1,308,079
  Technology Resources Industries Bhd.   437,000        356,500          104,000            84,842          541,000        441,342
  YTL Corp. Bhd.                         176,000        370,526               --                --          176,000        370,526
                                                   ------------                       ------------                      ------------
                                                     11,224,941                          7,718,855                      18,943,796
                                                   ------------                       ------------                      ------------
  Mexico 10.7%
  Cemex SA                               616,990      3,060,244           54,810           271,855          671,800      3,332,099
  Cemex SA, B                          1,322,500      6,594,848        1,454,500         7,253,086        2,777,000     13,847,934
a Cifra SA de CV, V                      710,833      1,426,979          209,000           419,562          919,833      1,846,541
a Coca Cola Femsa SA de CV, L, ADR        52,300      1,013,312           45,000           871,875           97,300      1,885,187
  DESC SA de CV DESC, B                1,250,000      1,374,800          460,170           506,113        1,710,170       1,880,91
  Fomento Economico Mexicano SA
   de CV FemSA                            31,000      1,236,125            5,000           199,375           36,000      1,435,500
a Grupo Financiero Banamex Accival SA
   de CV                               1,895,068      4,856,554        1,250,885         3,205,685        3,145,953      8,062,239
  Grupo Industrial Maseca SA de CV, B     19,000         11,361               --                --           19,000         11,361
  Panamerican Beverages Inc., A           59,800      1,423,988            2,900            69,056           62,700      1,493,044
  Telefonos de Mexico SA (Telmex), ADR    66,500      5,374,031          144,800        11,701,650          211,300     17,075,681
  Vitro SA De CV, A                      353,500        609,990          718,349         1,239,564        1,071,849      1,849,554
                                                   ------------                       ------------                      ------------
                                                     26,982,232                         25,737,821                      52,720,053
                                                   ------------                       ------------                      ------------
  New Zealand
  Brierley Investments Ltd.              713,000        200,244                                 --          713,000        200,244
                                                   ------------                       ------------                      ------------
  Pakistan .3%
a Bank of Punjab                          35,204          9,040                                --            35,204          9,040
a DG Khan Cement Co.                   1,034,288         83,184                                --         1,034,288         83,184
  Pakistan (cont.)
  Engro Chemical Pakistan Ltd.           138,534      $ 194,646               --              $--           138,534      $ 194,646
  Pakistan Telecommunications Corp., A   906,000        348,529        2,222,000          854,781         3,128,000      1,203,310
                                                   ------------                      ------------                       ------------
                                                        635,399                           854,781                        1,490,180
                                                   ------------                      ------------                       ------------
  Peru .8%
  Telefonica Del Peru SA, ADR            154,200      2,332,275          109,500        1,656,188           263,700      3,988,463
                                                   ------------                      ------------                       ------------
  Philippines 2.9%
a A Soriano Corp.                      6,301,500        182,172               --               --         6,301,500        182,172
  Ayala Corp.                            441,840        145,151               --               --           441,840        145,151
a Belle Corp.                         39,075,000      4,159,100               --               --        39,075,000      4,159,100
a Filinvest Development Corp.          2,639,000        242,746               --               --         2,639,000        242,746
a Keppel Philippine Holdings Inc., B   8,776,186        174,140               --               --         8,776,186        174,140
  Petron Corp.                         1,144,000        121,766        3,695,000          393,292         4,839,000        515,058
a Philex Mining Corp., B               6,059,500         60,515                                           6,059,500         60,515
  Philippine Commercial International
  Bank Inc.                              185,060      1,264,536               --               --           185,060      1,264,536
  Philippine Long Distance Telephone
  Co., ADR                                45,800      1,379,725           71,700        2,159,963           117,500      3,539,688
a Philippine National Bank               701,931      1,900,102               --               --           701,931      1,900,102
  RFM Corp.                            1,587,636        202,366               --               --         1,587,636        202,366
  San Miguel Corp., B                    703,200      1,533,919          132,700          289,464           835,900      1,823,383
a Southeast Asia Cement Holdings Inc. 16,230,683        234,609        1,772,577           25,622        18,003,260        260,231
                                                   ------------                      ------------                       ------------
                                                     11,600,847                         2,868,341                       14,469,188
                                                   ------------                      ------------                       ------------
    Poland .8%
    Bank Slaski SA W KatowicacH           19,900        973,824              700           34,255            20,600      1,008,079
    Elektrim SA                           84,700      1,198,127               --               --            84,700      1,198,127
a   Impexmetal SA                         93,892        430,752               --               --            93,892        430,752
a   Prokom Software SA.                      491         16,331               --               --               491         16,331
a   Rolimpex SA                           22,617         34,299               --               --            22,617         34,299
    Telekomunikacja Polska SA                                             40,416          283,278            40,416        283,278
    Warta SA                              14,709        288,669           28,395          557,261            43,104        845,930
    Wielkopolski Bank Kredytowy SA        12,100         70,932                                              12,100         70,932
                                                    -----------                      ------------                       ------------
                                                      3,012,934                           874,794                        3,887,728
                                                    -----------                      ------------                       ------------
    Russia 1.1%
a   Aeroflot-Russia International
     Airlines                          1,684,800        225,763                                           1,684,800        225,763
    GAZ Auto Works                         1,270         44,755            1,310           46,164             2,580         90,919
    Irkutskenergo                        680,800         69,305          439,500           44,741         1,120,300        114,046
    Irkutskenergo, ADR                     7,000         35,630            7,000           35,630            14,000         71,260
a   Krasnoyarsk Aluminum Plant             5,748         35,375                                               5,748         35,375
    Lukoil Holdings, ADR                  19,320        765,072            3,360          133,056            22,680        898,128
    Mosenergo                          5,937,200        265,987        2,052,000           91,930         7,989,200        357,917
    Mosenergo, ADR                        38,930        175,185            3,000           13,500            41,930        188,685
a   Norilsk Nickel                        41,700        136,776               --               --            41,700        136,776
a   Novorosissk Sea Shipping              28,000          4,715               --               --            28,000          4,715
a   Novorosissk Sea Shipping., pfd.      224,000         13,418               --               --           224,000         13,418
a   Red October                            3,000         20,700               --               --             3,000         20,700
a   Rostelecom                           553,000        873,740            2,000            3,160           555,000        876,900
a   Rostelecom, ADR                       33,300        326,756           11,900          116,769            45,200        443,525
a   Rostelecom, pfd.                     257,300        132,509               --               --           257,300        132,509
a   Saint Petersburg City Telephone
  Network, A, pfd.                        53,000          7,420               --               --            53,000          7,420
a   Tsum Trade House                     317,500         64,833               --               --           317,500         64,833
    Unified Energy Systems             3,400,000        297,500          610,600           53,428         4,010,600        350,928
    Unified Energy Systems, ADR           11,000         97,075           12,000          105,900            23,000        202,975
    Unified Energy Systems, pfd.         200,000          8,160               --               --           200,000          8,160
a   Vimpel Communications, ADR            45,400      1,052,712           10,950          253,903            56,350      1,306,615
                                                   ------------                      ------------                       ------------
                                                      4,653,386                           898,181                        5,551,567
    Singapore 8.5%
    Acer Computer International Ltd.     195,000      $ 232,050               --              $--           195,000      $ 232,050
    Acma Ltd.                            193,000        194,984               --               --           193,000        194,984
    City Developments Ltd.               277,000      1,773,451          367,500        2,352,863           644,500      4,126,314
    Cycle & Carriage Ltd.                177,000      1,018,855           45,000          259,031           222,000      1,277,886
    Delgro Corp.                          39,500         95,125               --               --            39,500         95,125
    Development Bank of Singapore
     Ltd., fgn.                            5,000         61,087               --               --             5,000         61,087
    First Capital Corp. Ltd.             408,000        635,066          262,000          407,812           670,000      1,042,878
    Fraser and Neave Ltd.                466,000      2,066,549          445,000        1,973,421           911,000      4,039,970
    Hai Sun Hup Group Ltd.               714,000        423,577        1,315,000          780,117         2,029,000      1,203,694
    Hong Leong Finance Ltd., fgn.        172,000        394,009               --               --           172,000        394,009
    Inchcape Motors Ltd.                 143,000        230,144          163,000          262,332           306,000        492,476
    Isetan (Singapore) Ltd.               18,000         30,132               --               --            18,000         30,132
    Jurong Shipyard Ltd.                 194,000        951,483          224,000        1,098,620           418,000      2,050,103
    Keppel Corp., Ltd.                   969,000      3,301,145          725,000        2,469,897         1,694,000      5,771,042
    MCL Land Ltd.                        605,000        764,023               --               --           605,000        764,023
    Metro Holdings Ltd.                   39,000         61,392               --               --            39,000         61,392
    Natsteel Ltd.                      1,323,000      2,315,736        1,008,000        1,764,370         2,331,000      4,080,106
a   Neptune Orient Lines Ltd.            300,000        366,520               --               --           300,000        366,520
a   Osprey Maritime Ltd.                 267,000        183,489               --               --           267,000        183,489
    Overseas Chinese Banking Corp.
     Ltd., fgn.                          229,000      1,910,015          198,000        1,651,454           427,000      3,561,469
    Overseas Union Enterprise Ltd.       106,400        337,480          173,400          549,991           279,800        887,471
    Sembcorp Industries Ltd.           1,416,925      2,247,106        1,119,769        1,775,845         2,536,694      4,022,951
    Singapore Petroleum Company, fgn.    110,000         90,455               --               --           110,000         90,455
    United Industrial Corporation Ltd. 1,691,000      1,142,232        1,371,000          926,079         3,062,000      2,068,311
    United Overseas Bank Ltd., fgn.      391,000      2,732,981          284,000        1,985,081           675,000      4,718,062
    United Overseas Land Ltd.            109,000        122,925               --               --           109,000        122,925
    WBL Corp. Ltd.                        87,000        119,577               --               --            87,000        119,577
                                                   ------------                      ------------                       ------------
                                                     23,801,588                        18,256,913                       42,058,501
                                                   ------------                      ------------                       ------------
    Slovak Republic .2%
    Nafta Gbely AS                         6,695         88,399            4,800           63,378            11,495        151,777
a   Slovnaft AS                           11,000        145,241           28,010          369,836            39,010        515,077
a   Vychodoslovenske Zeleziarne AS        22,857         93,661            8,400           34,421            31,257        128,082
                                                   ------------                       -----------                       ------------
                                                        327,301                           467,635                          794,936
                                                   ------------                       -----------                       ------------
    South Africa 10.1%
    AECI Ltd.                             63,600        142,282                                              63,600        142,282
    Anglo American PLC                   100,878      4,714,160           68,395        3,196,187           169,273      7,910,347
    Barlow Ltd.                          228,500      1,317,723          205,300        1,183,932           433,800      2,501,655
    CG Smith Ltd.                        513,000      1,474,944          618,600        1,778,558         1,131,600      3,253,502
    De Beers/Centenary Linked Units      118,100      2,829,938           66,740        1,599,238           184,840      4,429,176
a   Del Monte Royal Foods Ltd.         1,411,300        877,020               --               --         1,411,300        877,020
    Dunlop Africa Ltd.                   191,200         99,806               --               --           191,200         99,806
    Edgars Consolidated Stores Ltd.       16,563        128,727               --               --            16,563        128,727
    Firstrand Ltd.                       710,000        811,832           79,000           90,331           789,000        902,163
    Iscor Ltd.                         2,859,390        895,558        3,395,912        1,063,597         6,255,302      1,959,155
    Kersaf Investments Ltd.              391,367      1,751,083            2,000            8,949           393,367      1,760,032
a   Liberty International PLC             79,444        525,938           27,075          179,241           106,519        705,179
    Liberty Life Association of
     Africa Ltd.                         198,392      2,541,338           62,070          795,097           260,462      3,336,435
    Palabora Mining Co. Ltd.              29,500        210,208          114,000          812,329           143,500      1,022,537
    Rembrandt Group Ltd.                 185,100      1,542,883          156,170        1,301,740           341,270      2,844,623
    Sappi Ltd.                           401,073      2,937,679          311,651        2,282,703           712,724      5,220,382
    Sasol Ltd.                           372,000      2,653,840          378,900        2,703,065           750,900      5,356,905
    South African Breweries PLC          397,580      3,452,348          251,244        2,181,653           648,824      5,634,001
    Tongaat-Hulett Group Ltd.            132,952        812,980           96,043          587,288           228,995      1,400,268
                                                   ------------                       -----------                       ------------
                                                     29,720,287                        19,763,908                       49,484,195
                                                   ------------                       -----------                       ------------
    South Korea 8.7%
    Asia Cement Manufacturing Co. Ltd.    61,820      1,522,134               --               --            61,820      1,522,134
a   Cho Hung Bank Co. Ltd.                34,188        191,689               --               --            34,188        191,689
a   Cho Hung Bank Co. Ltd., GDR, Reg S    20,868        116,965               --               --            20,868        116,965
a   Daegu Bank Co. Ltd.                  143,655        640,397               --               --           143,655        640,397
    South Korea (cont.)
a   Daewoo Electronics Co.                62,560      $ 308,071               --              $--            62,560      $ 308,071
    Dongkuk Steel Mill Co. Ltd.           14,592         85,724               --               --            14,592         85,724
    Hana Bank                            585,442      8,598,284           27,132          398,483           612,574      8,996,767
    Hana Bank, GDR, Reg S                 98,502      1,418,429           94,732        1,364,141           193,234      2,782,570
a   Hotel Shilla Co.                     109,330      1,218,451               --               --           109,330      1,218,451
    Korea Electric Power Corp.           200,970      8,351,324           83,100        3,453,227           284,070     11,804,551
a   Kyongnam Bank                        520,745      1,979,506               --               --           520,745      1,979,506
    LG Electronics Inc.                   71,376      1,973,246           13,900          384,276            85,276      2,357,522
    Pohang Iron & Steel Co. Ltd., ADR                                     15,500          521,188            15,500        521,188
    Saehan Precision Co. Ltd.             58,905      1,201,000               --               --            58,905      1,201,000
    Samsung Display Devices Ltd.          22,337      1,215,750           27,586        1,501,441            49,923      2,717,191
    Samsung Electronics Co. Ltd.          28,595      3,137,421           19,481        2,137,440            48,076      5,274,861
a   Samsung Heavy Industries Co. Ltd.    191,755      1,043,677          190,082        1,034,572           381,837      2,078,249
    Shin Poong Paper Manufacturing
     Co Ltd.                               5,361         53,263               --               --             5,361         53,263
    Shin Young Wocoal Inc.                 1,288         75,667               --               --             1,288         75,667
    SK Corp.                                                               1,410           40,564             1,410         40,564
    Ssangyong Oil Refining Co. Ltd.        3,570         92,527               --               --             3,570         92,527
    Tong Yang Merchant Bank               55,502        343,802              118              731            55,620        344,533
                                                   ------------                       -----------                       ------------
                                                     33,567,327                        10,836,063                       44,403,390
                                                   ------------                       -----------                       ------------
    Thailand 8.0%
    Advanced Info Service Public Co.
     Ltd., fgn.                           72,900        988,475          100,300        1,360,000           173,200      2,348,475
    American Standard Sanitaryware Publi
     Co. Ltd., fgn.                           --             --           30,800          154,522            30,800        154,522
    Ayudhya Insurance Public Co.
      Ltd., fgn.                           3,800         12,263                                               3,800         12,263
a   Bangkok Bank Public Co. Ltd.       1,249,687      2,728,130          922,400        2,013,646         2,172,087      4,741,776
a   Bangkok Bank Public Co. Ltd., fgn.   123,000        460,312           23,000           86,075           146,000        546,387
a   Bangkok Insurance Public Co. Ltd.     25,600         96,499               --               --            25,600         96,499
    BEC World Public Co Ltd., fgn.        23,000        143,458               --               --            23,000        143,458
a   Charoen Pokphand Feedmill Public
     Co. Ltd., fgn.                      547,800        891,336          511,500          832,271         1,059,300      1,723,607
a   Hana Microelectronics Co. Ltd., fgn.  86,200        259,477          160,400          482,831           246,600        742,308
    Hua Thai Manufacturing Public Co.
     Ltd., fgn.                               --             --            8,000           11,260             8,000         11,260
    Industrial Finance Corp. of
     Thailand, fgn.                    1,041,500        663,736        1,078,700          687,443         2,120,200      1,351,179
    Italian-Thai Development Public Co.
     Ltd., fgn.                           66,900        161,467               --               --            66,900        161,467
a   Jasmine International Public Co.
     Ltd., fgn.                          678,000        473,451               --               --           678,000        473,451
a   Land and House Public Co. Ltd.       484,978        677,325               --               --           484,978        677,325
a   Land and House Public Co. Ltd., fgn. 206,278        374,797            5,800           10,538           212,078        385,335
    Saha Pathanapibul Public Co.
     Ltd., fgn.                          430,500        642,102               --               --           430,500        642,102
a   Saha Union Public Co. Ltd.           259,306        114,270               --               --           259,306        114,270
    Saha Union Public Co. Ltd., fgn.     277,994        124,391               --               --           277,994        124,391
a   Serm Suk Public Co. Ltd.              31,100        144,220               --               --            31,100        144,220
    Serm Suk Public Co. Ltd., fgn.         4,900         25,912               --               --             4,900         25,912
a   Shin Corporations Public Company
     Ltd., fgn.                           13,200         61,570               --               --            13,200         61,570
a   Siam Cement Public Co. Ltd.           22,750        426,929           68,100        1,277,972            90,850      1,704,901
    Siam Cement Public Co. Ltd., fgn.     84,950      2,580,176               --               --            84,950      2,580,176
a   Siam Commercial Bank, fgn.           361,901        500,527               --               --           361,901        500,527
a   Siam Commercial Bank, 144A, 5.25%,
     cvt. pfd., fgn.                     547,000        778,780           40,000           56,949           587,000        835,729
    Siam Makro Public Company Ltd., fgn. 307,900        586,158          376,000          715,802           683,900      1,301,960
a   Telecomasia Corp. Public Co.
      Ltd., fgn.                         219,000        221,227           54,000           54,549           273,000        275,776
a   Thai Airways International Public Co.
     Ltd., fgn.                          414,000        812,843          408,700          802,437           822,700      1,615,280
a   Thai Farmers Bank Public Co. Ltd.  1,319,008      2,646,958        1,984,200        3,981,852         3,303,208      6,628,810
a   Thai Farmers Bank Public Co.
     Ltd., fgn.                          775,025      2,396,009          569,800        1,761,551         1,344,825      4,157,560
a   Thai Petrochemical Industry Public Co.
     Ltd., fgn.                          795,120        517,502               --              --            795,120        517,502



                                                                                                           VIP TEMPLETON DEVELOPING
                                                                              VIP TEMPLETON DEVELOPING        MARKETS EQUITY FUND
                                             TVP DEVELOPING MARKETS FUND         MARKETS EQUITY FUND          PRO FORMA COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                             SHARES           VALUE            SHARES          VALUE        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Long Term Securities (cont.)
Thailand (cont.)
aThai Telephone & Telecommunication
 Public Co. Ltd.,fgn.                        866,500        $ 328,976             --             $--        866,500     $ 328,976
 Thai Wacoal Public Co. Ltd., fgn.            30,100           61,220             --              --         30,100        61,220
aTipco Asphalt Public Co. Ltd., fgn.          81,400          112,580             --              --         81,400       112,580
aTotal Access Communication Public
  Co. Ltd.                                   607,200        1,943,040        419,800       1,343,360       1,027,000    3,286,400
aUnited Communications Industries, fgn.      284,500          323,269        471,700         535,979         756,200      859,248
                                                         ------------                   ------------                   -------------
                                                           23,279,385                     16,169,037                   39,448,422
                                                         ------------                   ------------                   -------------
 Turkey 2.4%
 Akbank                                  138,078,552        2,028,547    332,362,112       4,882,815     470,440,664    6,911,362
 Akcansa Cimento Sanayi Ve Ticaret AS     38,200,000          389,223             --              --      38,200,000      389,223
 Anadolu Anonim Turk Sigorta Sirketi, Br. 28,898,000          126,680     28,898,000         126,680
aArcelik AS, Br.                          11,012,000          391,404     14,110,456         501,533      25,122,456      892,937
aErciyas Biracilik                        11,706,000          269,059      8,638,000         198,542      20,344,000      467,601
aEregli Demir ve Celik Fabrikalari AS     18,168,000          253,996     57,961,000         810,317      76,129,000    1,064,313
 Haci Omer Sabanci Holding AS,
  ADR, 144A                                   23,500          128,075        150,100         818,045         173,600      946,120
 Hurriyet Gazete                          23,577,900          167,608             --              --      23,577,900      167,608
 Koc Holding AS                            5,147,000          323,197             --              --       5,147,000      323,197
aTofas Turk Otomobil Fabrikasi AS          6,225,500           24,709     17,732,561          70,380      23,958,061       95,089
aTofas Turk Otomobil Fabrikasi AS, new     9,337,875           37,062             --              --       9,337,875       37,062
aTofas Turk Otomobil Fabrikasi AS, rts.   12,450,500           34,518     14,186,035          39,329      26,636,535       73,847
aTurkiye Garanti Bankasi AS               26,780,454          199,892     40,231,380         300,291      67,011,834      500,183
 Turkiye Is Bankasi AS, C                  1,763,200           31,335            --               --       1,763,200       31,335
                                                         ------------                   ------------                   -------------
                                                            4,278,625                      7,747,932                   12,026,557
                                                         ------------                   ------------                   -------------
 Venezuela 3.3%
 Compania Anonima Nacional Telefonos
  de Venezuela, ADR                             150,900     4,112,025         54,700       1,490,575         205,600    5,602,600
 Electricidad De Caracas Saica Saca, ADR        198,071     3,876,544         95,528       1,869,626         293,599    5,746,170
 Mavesa SA, ADR                                  95,700       311,025        306,300         995,475         402,000    1,306,500
                                                         ------------                   ------------                   -------------
                                                            8,299,594                      4,355,676                   16,361,625
                                                         ------------                   ------------                   -------------
 Total Long Term Securities
  (Cost $443,606,387)                                     295,310,760                    186,870,361                  482,181,121
                                                         ------------                   ------------                   -------------


                                              PRINCIPAL                      PRINCIPAL                      PRINCIPAL
                                               AMOUNT*                        AMOUNT*                        AMOUNT*
                                             -----------                    -----------                    -----------
 Short Term Investments 1.1%
 U.S. Treasury Bills, 4.59% to 4.81%
  with maturities to 12/02/99                $4,845,000     4,772,948       $729,000         717,422      $5,574,000    5,490,370
                                                         ------------                   ------------                   -------------
 Total Investments
 (Cost $449,087,809) 99.0%                                300,083,708                    187,587,783                  487,671,491
 Other Assets, less Liabilities 1.0%                        3,024,212                      1,802,110                    4,826,322
                                                         ------------                   ------------                   -------------
 Total Net Assets 100.0%                                 $303,107,920                   $189,389,893                 $492,497,813
                                                         ------------                   ------------                   -------------

*Securities denominated in U.S. dollars.
aNon-income producing.

      See accompanying notes to pro forma combined financial statements.



Templeton Variable Products Series Fund - Templeton Developing Markets Fund
 ("TVP Developing Markets Fund")
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Equity Fund
 ("VIP Templeton Developing Markets Equity Fund")
Financial Statements


Pro forma combined Statements of Assets and Liabilities (unaudited)
June 30, 1999

                                                                                        VIP Templeton
                                                                                         Developing
                                                                                          Markets
                                                            TVP              VIP        Equity Fund
                                                         Developing       Developing     Pro Forma
                                                        Markets Fund     Markets Fund    Combined
--------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost                                                $ 272,632,324    $ 176,455,485    $ 449,087,809
                                                       -------------------------------------------------
  Value                                                 300,083,708      187,587,783      487,671,491
 Cash                                                     1,707,046          336,898        2,043,944
 Receivables:
  Investment securities sold                              5,056,763        2,824,516        7,881,279
  Capital shares sold                                       215,579              583          216,162
  Dividends and interest                                    942,653          840,659        1,783,312
                                                       -------------------------------------------------
      Total assets                                      308,005,749      191,590,439      499,596,188
                                                       -------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                         4,026,453        1,386,072        5,412,525
  Capital shares redeemed                                        --          185,016          185,016
  Affiliates                                                333,099          191,123          524,222
  Custodian fees                                                 --           56,601           56,601
  Postage and mailing                                            --           12,341           12,341
  Shareholders                                                   --               --               --
 Equity in foreign currencies                                    --               --               --
 Deffered tax liability (Note 1j)                           420,541          341,01           761,553
 Distributions to shareholders                                   --               --               --
 Funds advanced by custodian                                     --               --               --
 Accrued expenses                                           117,736               --          117,736
 Other liabilities                                               --           28,381           28,381
                                                       -------------------------------------------------
      Total liabilities                                   4,897,829        2,200,546        7,098,375
                                                       -------------------------------------------------
       Net assets, at value                           $ 303,107,920    $ 189,389,893    $ 492,497,813
                                                       =================================================
Class 1:
 Net assets, at value                                 $ 268,035,925    $ 188,802,531    $ 456,838,456
                                                       =================================================
 Shares outstanding**                                    37,062,731       20,102,042       48,646,869
                                                       =================================================
 Net asset value and offering price per share                 $7.23            $9.39            $9.39
                                                       =================================================
Class 2:
 Net assets, at value                                 $  35,071,995        $ 587,362     $ 35,659,357
                                                       =================================================
 Shares outstanding**                                     4,862,951           62,613        3,801,632
                                                       =================================================
 Net asset value and offering price per share                 $7.21           $9.38             $9.38
                                                       =================================================



**See note 2 in the accompanying notes to pro forma combined financial statements.
eExpense adjustment for differrences in administrative fees and 12B1 fees.

       See accompanying notes to pro forma combined financial statements.

TVP Developing Markets Fund
VIP Templeton Developing Markets Equity Fund
Financial Statements (continued)


Pro forma combined Statements of Operations for the six months ended June 30, 1999 (unaudited)

                                                                                        VIP Templeton
                                                                                         Developing
                                                 TVP            VIP                        Markets
                                               Templeton      Templeton                  Equity Fund
                                              Developing     Developing       Proforma    Pro Forma
                                             Markets Fund    Markets Fund    Adjustments   Combined
------------------------------------------------------------------------------------------------------
Investment income:+
 Dividends                                 $ 3,124,301      $ 2,475,116                    $ 5,599,417
 Interest                                      143,566            6,057                        149,623
                                        ---------------------------------------------------------------
      Total investment income                3,267,867        2,481,173             --       5,749,040
                                        ---------------------------------------------------------------
Expenses:
 Management fees                             1,460,484        1,041,397                      2,501,881
 Administrative fees                           113,170               --       $171,910a        285,080
 Distribution fees - Class 2                    29,391               39             (6)         29,424
 Custodian fees                                138,500          105,800                        244,300
 Reports to shareholders                         9,000            8,000                         17,000
 Professional fees                              12,400           11,500                         23,900
 Trustees' fees and expenses                                        600                            600
 Other                                           1,202               69                          1,271
                                        ---------------------------------------------------------------
      Total expenses                         1,764,147        1,167,405        171,904       3,103,456
                                        ---------------------------------------------------------------
       Net expenses                          1,764,147        1,167,405        171,904       3,103,456
                                        ---------------------------------------------------------------
       Net investment income (loss)          1,503,720        1,313,768        171,904       2,645,584
                                        ---------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments                              (28,889,873)     (26,187,877)                   (55,077,750)
  Foreign currency transactions               (112,458)         (45,691)                      (158,149)
                                        ---------------------------------------------------------------
      Net realized gain (loss)             (29,002,331)     (26,233,568)            --     (55,235,899)
 Net unrealized appreciation (depreciation)                                                         --
  on:  Investments                         116,493,272       76,644,013                    193,137,285
  Deferred taxes (Note X)                     (420,541)         341,012                        (79,529)
                                        ---------------------------------------------------------------
      Net unrealized gain                  116,072,731       76,985,025                    193,057,756
                                        ---------------------------------------------------------------
Net realized and unrealized gain            87,070,400       50,751,457             --     137,821,857
                                        ---------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 $ 88,574,120     $ 52,065,225      $ 171,904   $ 140,467,441
                                        ===============================================================

aPro Forma adjustment for difference in Administrative fee schedule. The combined entity will adopt an administrative fee based on the fund's average net assets as follows:
 First $  200,000,000    0.150%
 Next  $  500,000,000    0.135%
 Next  $  500,000,000    0.100%
 Over  $1,200,000,000    0.075%


bPro Forma adjustment for difference in 12B-1 agreement. The 12B-1 fee rate reflected in the Pro Forma Combined is 0.25% of the average net assets.

+Net of foreign taxes of $393,488 and $319,010 for TVP Templeton Developing Markets Fund and VIP Templeton Developing Markets Equity Fund, respectively.

       See accompanying notes to pro forma combined financial statements.



VIP - Templeton Developing Markets Fund
TVP - Templeton Developing Markets Fund


Notes to Pro forma combined Statements (unaudited)



1. Basis of Combination

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Variable Products Series Fund - Templeton Developing Markets Fund ("TVP-Templeton Developing Markets Fund"), the Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Fund ("VIP - Templeton Developing Markets") will acquire all the net assets of the TVP - Templeton Developing Markets Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, shares of VIP - Templeton Developing Markets. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies and TVP - Templeton Developing Markets Fund will be the accounting survivor. The pro forma combined Statement of Assets and Liabilities reflects the financial position of TVP - Templeton Developing Markets June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the TVP - Templeton Developing Markets and VIP - Templeton Developing Markets for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. Capital Shares:

The number of Class 1 and 2 shares issued was calculated by dividing the Class 1 and 2 net assets of the TVP - Templeton Developing Markets at June 30, 1999 by the Class 1 and 2 net asset value per share of the VIP - Templeton Developing Markets, respectively at June 30, 1999.

TVP TEMPLETON INTERNATIONAL FUND
VIP TEMPLETON INTERNATIONAL EQUITY FUND
PRO FORMA COMBINED STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)


                                               TVP TEMPLETON             VIP TEMPLETON        VIP TEMPLETON INTERNATIONAL EQUITY
                                            INTERNATIONAL FUND     INTERNATIONAL EQUITY FUND         PRO FORMA COMBINED
----------------------------------------------------------------------------------------------------------------------------------
                                           SHARES            VALUE       SHARES            VALUE         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 92.5%

AEROSPACE & MILITARY TECHNOLOGY .2%
 Hong Kong Aircraft Engineering Co. Ltd.  1,160,200     $ 2,242,987       513,400       $ 992,544       1,673,600      $ 3,235,531
                                                       ------------                  ------------                      -------------
 Appliances & Household Durables 2.7%
       Electrolux AB, B                          --             --      1,160,000      24,286,050       1,160,000       24,286,050
   Fisher & Paykel Ltd.                          --             --      1,321,125       4,200,382       1,321,125        4,200,382
             Sony Corp.                     215,200      23,201,917                                       215,200       23,201,917
                                                       ------------                  ------------                      -------------
                                                         23,201,917                    28,486,432                       51,688,349
                                                       ------------                  ------------                      -------------
AUTOMOBILES 3.8%
Autoliv Inc., SDR                           358,450      10,919,613       317,000       9,656,904         675,450       20,576,517
Fiat SpA                                  2,552,500       8,112,617     3,391,410      10,778,927       5,943,910       18,891,544
Volkswagen AG                               156,000      10,065,917            --              --         156,000       10,065,917
Volvo AB, B                                 672,100      19,486,315        91,500       2,652,876         763,600       22,139,191
                                                       ------------                  ------------                      -------------
                                                         48,584,462                    23,088,707                       71,673,169
                                                       ------------                  ------------                      -------------
BANKING 9.7%
 Australia & New Zealand Banking
 Group Ltd.                               1,745,350      12,833,660            --              --       1,745,350       12,833,660
 Banco Popular Espanol SA                    64,000       4,603,486        62,400       4,488,398         126,400        9,091,884
 aBangkok Bank Public Co. Ltd., fgn.      2,763,800      10,343,170            --              --       2,763,800       10,343,170
  Bank Austria AG, 144A                     230,146      12,104,203            --              --         230,146       12,104,203
 BPI Socieda de Gestora de Participacoes
 Socias SA                                       --             --        321,978       6,756,989         321,978        6,756,989
 Credit Commercial de France CCF                 --             --        128,800      13,920,017         128,800       13,920,017
Credicorp Ltd.                              292,160      3,213,760             --              --         292,160        3,213,760
 Foreningssparbanken AB, A                  228,000      3,218,066        244,500       3,450,953         472,500        6,669,019
 Kookmin Bank                                    --            --          96,678       1,962,793          96,678        1,962,793
 HSBC Holdings PLC, ADR                      30,100     10,978,818                                         30,100       10,978,818
 Merita AS                                3,400,000     19,319,377      1,254,500       7,128,282       4,654,500       26,447,659
 National Bank of Canada                    440,000      5,802,528        447,000       5,894,841         887,000       11,697,369
 National Westminster Bank PLC              574,342     12,167,265        641,668      13,593,547       1,216,010       25,760,812
 Svenska Handelsbanken, A                        --             --        466,200       5,593,084         466,200        5,593,084
 Unibanco Uniao de Bancos Brasileiros SA, GDR    --             --        548,700      13,203,094         548,700       13,203,094
 Unibanco Uniao de Bancos Brasileiros SA, unit   --             --     28,412,000       1,296,981      28,412,000        1,296,981
 Unidanmark AS, A                           150,000     10,011,123             --              --         150,000       10,011,123
 Union Bank of Norway                                                     199,000       3,715,846         199,000        3,715,846
                                                      ------------                   ------------                      -------------
                                                       104,595,456                     81,004,825                      185,600,281
                                                      ------------                   ------------                      -------------
 BROADCASTING & PUBLISHING 1.0%
 Cordiant Communications Group PLC               --             --      3,561,500       9,852,200       3,561,500        9,852,200
 NV Holdingsmig de Telegraaf                     --             --        504,000       9,927,194         504,000        9,927,194
                                                      ------------                   ------------                      -------------
                                                                --                     19,779,394                       19,779,394
                                                      ------------                   ------------                      -------------
 BUILDING MATERIALS & COMPONENTS 2.4%
 Anglian Group PLC                               --             --      2,028,800      10,473,062       2,028,800       10,473,062
 Caradon PLC                              3,265,240      7,694,483             --              --       3,265,240        7,694,483
 Cie de Saint Gobain                             --             --         13,292       2,117,783          13,292        2,117,783
 Hepworth PLC                                    --             --      1,330,100       4,130,224       1,330,100        4,130,224
 Pioneer International Ltd.                      --             --      7,462,117      19,015,853       7,462,117       19,015,853
 Unione Cementi Marchino Emiliane
 (Unicem), di Risp                               --             --        468,000       2,195,937         468,000        2,195,937
                                                      ------------                   ------------                      -------------
                                                         7,694,483                     37,932,859                       45,627,342
                                                      ------------                   ------------                      -------------
BUSINESS & PUBLIC SERVICES .5%
 Esselte AB, B                                   --             --        158,500       1,640,555         158,500        1,640,555
 Lex Service PLC                                 --             --        902,000       8,296,034         902,000        8,296,034
                                                      ------------                   ------------                      -------------
                                                                --                      9,936,589                        9,936,589
                                                      ------------                   ------------                      -------------
CHEMICALS 2.6%
 Akzo Nobel NV                              352,800     14,844,014        129,200       5,436,073         482,000       20,280,087
 BASF AG                                    273,530     12,016,477                                        273,530       12,016,477
 DSM NV, Br.                                                               19,000       2,037,744          19,000        2,037,744




CHEMICALS (CONT.)
 Imperial Chemical Industries PLC                --           $ --        857,000     $ 8,523,801         857,000      $ 8,523,801
 Kemira OY                                1,088,632      6,578,719                                      1,088,632        6,578,719
                                                      ------------                   ------------                      -------------
                                                        33,439,210                     15,997,618                       49,436,828
                                                      ------------                   ------------                      -------------
CONSTRUCTION & HOUSING .9%
 Fairview Holdings PLC                           --             --        623,475       1,321,796         623,475        1,321,796
 Fletcher Challenge Building Ltd.                --             --      4,627,000       6,742,575       4,627,000        6,742,575
 Sirti SpA                                       --             --      1,833,800       8,850,350       1,833,800        8,850,350
                                                      ------------                   ------------                      -------------
                                                         6,578,719                     16,914,721                       16,914,721
                                                      ------------                   ------------                      -------------
DATA PROCESSING & REPRODUCTION .6%
aNewbridge Networks Corp.                   418,260     12,024,975                             --         418,260       12,024,975
                                                      ------------                   ------------                      -------------

ELECTRICAL & ELECTRONICS 4.5%
aABB Ltd.                                    64,840      6,110,292             --              --          64,840        6,110,292
 Alcatel SA                                 134,405     18,919,545             --              --         134,405       18,919,545
 General Electric Co. PLC                                               1,920,000      19,520,192       1,920,000       19,520,192
 Koninklijke Philips Electronics NV         210,312     20,744,914        201,762      19,901,596         412,074       40,646,510
aMeto AG                                                                  158,500         784,857         158,500          784,857
                                                      ------------                   ------------                      -------------
                                                        45,774,751                     40,206,645                       85,981,396
                                                      ------------                   ------------                      -------------
 ENERGY SOURCES 4.6%
 Perez Companc SA, B                      1,975,000     11,357,386             --              --       1,975,000       11,357,386
 Repsol SA                                  807,000     16,477,880             --              --         807,000       16,477,880
 Shell Transport & Trading Co. PLC        1,913,742     14,336,022             --              --       1,913,742       14,336,022
 Societe Elf Aquitaine SA, Br.              106,150     15,577,132        148,024      21,721,992         254,174       37,299,124
aTotal Fina SA, B                                                          62,039       8,003,588          62,039        8,003,588
                                                      ------------                   ------------                      -------------
                                                        57,748,420                     29,725,580                       87,474,000
                                                      ------------                   ------------                      -------------
FINANCIAL SERVICES 3.8%
 AXA SA                                     130,000     15,859,544             --                         130,000       15,859,544
 ING Groep NV                               214,846     11,631,860        288,685      15,629,537         503,531       27,261,397
 Lend Lease Corp. Ltd.                    1,040,000     14,279,005             --              --       1,040,000       14,279,005
 Nomura Securities Co. Ltd.               1,210,000     14,165,317             --              --       1,210,000       14,165,317
                                                      ------------                   ------------                      -------------
                                                        55,935,726                     15,629,537                       71,565,263
                                                      ------------                   ------------                      -------------
FOOD & HOUSEHOLD PRODUCTS 2.0%
 Illovo Sugar Ltd.                        3,005,800      3,312,382             --              --       3,005,800        3,312,382
 McBride PLC                                                            1,000,000       1,749,630       1,000,000        1,749,630
 Northern Foods PLC                       2,868,307      5,900,099             --              --       2,868,307        5,900,099
 Panamerican Beverages Inc., A              290,000      6,905,625             --              --         290,000        6,905,625
 Tate & Lyle PLC                          1,763,000     11,053,139      1,540,500       9,658,174       3,303,500       20,711,313
                                                      ------------                   ------------                      -------------
                                                        27,171,245                     11,407,804                       38,579,049
                                                      ------------                   ------------                      -------------
 FOREST PRODUCTS & PAPER 3.0%
 Carter Holt Harvey Ltd.                         --             --      3,243,400       3,884,208       3,243,400        3,884,208
 Cartiere Burgo SpA                              --             --        696,200       4,472,136         696,200        4,472,136
 Fletcher Challenge Ltd. Forestry Division       --             --      6,020,000       3,381,395       6,020,000        3,381,395
 Kimberly Clark de Mexico SA de CV, A            --             --      1,115,000       4,619,541       1,115,000        4,619,541
 Mayr-Melnhof Karton AG                          --             --         39,400       1,787,769          39,400
1,787,769
aPT Indah Kiat Pulp & Paper Corp. TBK            --             --      9,724,297       4,519,644       9,724,297        4,519,644
aPT Indah Kiat Pulp & Paper Corp. TBK,
 wts., 4/13/01                                   --             --        782,553         340,982         782,553          340,982
aPT Indah Kiat Pulp & Paper Corp. TBK,
 wts., 7/11/02                                   --             --        818,888         249,770         818,888          249,770
Stora Enso OYJ, R                           400,000      4,289,987      1,167,304      12,631,377       1,567,304       16,921,364
 Stora Enso OYJ, R, fgn.                    435,426      4,711,737        186,900       2,004,496         622,326        6,716,233
 Unipapel SA, Br.                                --             --        104,400       1,185,360         104,400        1,185,360
 UPM-Kymmene Corp.                          351,000     10,062,700             --              --         351,000       10,062,700
                                                      ------------                    ------------                     -------------
                                                        19,064,424                      39,076,678                      58,141,102
                                                      ------------                    ------------                     -------------


 HEALTH & PERSONAL CARE 2.7%
 Internatio-Muller NV                            --           $ --        240,308      $ 5,290,890        240,308      $ 5,290,890
 Medeva PLC                               3,190,000      5,229,343                                      3,190,000        5,229,343
 Nycomed Amersham PLC                                                   1,575,700       11,208,536      1,575,700       11,208,536
 Rhone-Poulenc SA, A                        279,800     12,785,334             --               --        279,800       12,785,334
 Teva Pharmaceutical Industries Ltd.,
 ADR                                        335,200     16,424,800             --               --        335,200       16,424,800
                                                      ------------                    ------------                     -------------
                                                        34,439,477                      16,499,426                      50,938,903
                                                      ------------                    ------------                     -------------
 INDUSTRIAL COMPONENTS .7%
 Granges AB                                      --             --        191,000        3,235,004        191,000        3,235,004
 Madeco Manufacturera de Cobre SA, ADR      190,000      1,923,750             --               --        190,000        1,923,750
 Meggitt PLC                                     --             --      1,487,610        4,584,152      1,487,610        4,584,152
 Yamato Kogyo Co. Ltd.                      446,000      3,246,249             --               --        446,000        3,246,249
                                                      ------------                    ------------                     -------------
                                                         5,169,999                       7,819,156                      12,989,155
                                                      ------------                    ------------                     -------------
INSURANCE 6.1%
 Ace Ltd.                                   320,545      9,055,396        682,500       19,280,625      1,003,045       28,336,021
 AXA China Region Ltd.                   11,930,000      9,533,114                                     11,930,000        9,533,114
 Baloise-Holding                                 --             --          7,380        6,019,452          7,380        6,019,452
 Muenchener Rueckversicherungs-
 Gesellschaft                                27,260      5,136,024         33,000        6,217,490         60,260       11,353,514
aMuenchener Rueckversicherungs-
 Gesellschaft, 144A                          27,260      5,088,232         33,000        6,159,637         60,260       11,247,869
 Partnerre Ltd.                             269,000     10,053,875             --               --        269,000       10,053,875
 Scor SA                                    250,000     12,400,743             --               --        250,000       12,400,743
 XL Capital Ltd., A                         170,450      9,630,425             --               --        170,450        9,630,425
 Zurich Allied AG                            32,300     18,366,911             --               --         32,300       18,366,911
                                                      ------------                    ------------                     -------------
                                                        79,264,720                      37,677,204                     116,941,924
                                                      ------------                    ------------                     -------------
 LEISURE & TOURISM .7%
 Kuoni Reisen Holding AG, B                      --             --          3,570       13,766,982          3,570       13,766,982
                                                      ------------                    ------------                     -------------

 MACHINERY & ENGINEERING 2.1%
 Bucher Holding AG, Br.                          --             --         12,800       10,662,550         12,800       10,662,550
 IHC Caland NV                                   --             --        375,000       14,695,267        375,000       14,695,267
 Invensys PLC                             1,318,675      6,246,049      1,820,854        8,624,675      3,139,529       14,870,724
                                                      ------------                    ------------                     -------------
                                                         6,246,049                      33,982,492                      40,228,541
                                                      ------------                    ------------                     -------------
 MERCHANDISING 3.3%
 David Jones Ltd.                         2,225,500      2,180,130      2,463,527        2,413,304      4,689,027        4,593,434
 Hudsons Bay Co.                                                          357,000        4,024,940        357,000        4,024,940
 Marks & Spencer PLC                      2,243,000     12,939,977             --               --      2,243,000       12,939,977
 Safeway PLC                              3,247,408     12,988,711      1,695,778        6,782,631      4,943,186       19,771,342
 Somerfield PLC                                                         1,552,716        7,281,186      1,552,716        7,281,186
 Storehouse                               3,498,781      7,527,877      3,314,000        7,130,308      6,812,781       14,658,185
                                                      ------------                    ------------                     -------------
                                                        35,636,695                      27,632,369                      63,269,064
                                                      ------------                    ------------                     -------------
 METALS & MINING 5.2%
 Angang New Steel Company Ltd., H, 144A  22,414,000      3,351,043             --               --     22,414,000        3,351,043
 Anglo American Platinum Corp. Ltd.         349,009      8,143,254        417,465        9,740,504        766,474       17,883,758
 Boehler Uddeholm AG                         31,505      1,559,168         33,000        1,633,155         64,505        3,192,323
 Boehler Uddeholm AG, 144A                   33,800      1,672,746         27,055        1,338,939         60,855        3,011,685
 British Steel PLC                        4,090,000     10,588,924      4,033,200       10,441,870      8,123,200       21,030,794
 Chongqing Iron & Steel Ltd., H          25,564,000      2,471,114             --               --     25,564,000        2,471,114
 Companhia Siderurgica Nacional CSN,
 ADR                                             --             --        276,365        7,254,581        276,365        7,254,581
 Grupo Mexico SA de CV, B                        --             --      1,983,600        8,493,578      1,983,600        8,493,578
 Ispat International NV, A                  227,600      2,517,825             --               --        227,600        2,517,825
 Pechiney SA, A                             136,212      5,854,714             --               --        136,212        5,854,714

 METALS & MINING (CONT.)
 Pohang Iron & Steel Co. Ltd.                85,000   $ 10,597,000         10,450      $ 1,302,808         95,450     $ 11,899,808
 WMC Ltd.                                 2,870,000     12,328,766             --               --      2,870,000       12,328,766
                                                      ------------                    ------------                     -------------
                                                        59,084,554                      40,205,435                      99,289,989
                                                      ------------                    ------------                     -------------
 MISC MATERIALS & COMMODITIES .4%
 Korea Chemical Co. Ltd.                                        --         57,900        5,202,246         57,900        5,202,246
 Unitor ASA                                                     --        295,000        2,548,111        295,000        2,548,111
                                                      ------------                    ------------                     -------------
                                                                --                       7,750,357                       7,750,357
                                                      ------------                    ------------                     -------------
MULTI-INDUSTRY 3.9%
 Alfa SA de CV, A                         2,110,000      8,820,769             --               --      2,110,000        8,820,769
 Broken Hill Proprietary Co. Ltd.         1,210,543     14,022,043             --               --      1,210,543       14,022,043
 Cheung Kong Holdings Ltd.                  850,000      7,559,110        188,600        1,677,233      1,038,600        9,236,343
 Elementis PLC                            2,052,331      3,412,896      3,336,000        5,547,555      5,388,331        8,960,451
 Jardine Strategic Holdings Ltd.                                        2,574,940        6,694,844      2,574,940        6,694,844
 Next PLC                                 1,255,500     15,257,881             --               --      1,255,500       15,257,881
 Saab AB, B                                 726,900      5,642,837             --               --        726,900        5,642,837
 Swire Pacific Ltd., B                                                  7,937,100        5,933,248      7,937,100        5,933,248
                                                      ------------                    ------------                     -------------
                                                        54,715,536                      19,852,880                      74,568,416
                                                      ------------                    ------------                     -------------
REAL ESTATE .3%
 Hang Lung Development Co. Ltd.                  --             --        779,000          963,854        779,000          963,854
 New Asia Realty and Trust Co. Ltd., A    2,670,000      4,060,653             --               --      2,670,000        4,060,653
                                                      ------------                    ------------                     -------------
                                                         4,060,653                         963,854                       5,024,507
                                                      ------------                    ------------                     -------------
RECREATION & OTHER CONSUMER GOODS 1.6%
 Nintendo Co. Ltd.                          143,500     19,976,661                                        143,500       19,976,661
 Swatch Group AG, Br.                            --             --         15,400       10,361,765         15,400       10,361,765
 Yue Yuen Industrial (Holdings) Ltd.             --             --        394,800          910,821        394,800          910,821
                                                      ------------                    ------------                     -------------
                                                        19,976,661                      11,272,586                      31,249,247
                                                      ------------                    ------------                     -------------
 TELECOMMUNICATIONS 11.3%
aCable & Wireless Optus Ltd., 144A        3,417,600      7,781,668                                      3,417,600        7,781,668
 Cia de Telecomunicaciones de Chile SA,
 ADR                                        431,500     10,679,625             --               --        431,500       10,679,625
 Hong Kong Telecommunications Ltd.        5,427,349     14,095,012      7,908,279       20,538,072     13,335,628       34,633,084
 Koninklijke KPN NV                         263,235     12,351,441                                        263,235       12,351,441
aKorea Telecom Corp., ADR                   104,200      4,168,000        308,300       12,332,000        412,500       16,500,000
 Nippon Telegraph & Telephone Corp.           1,210     14,095,340                                          1,210       14,095,340
 Nokia Corp., A                                  --             --        178,600       15,655,357        178,600       15,655,357
 Smartone Telecommunications
 Holdings Ltd.                                   --             --      1,602,000        5,698,680      1,602,000        5,698,680
 aTelecom Italia SpA, di Risp             2,252,750     12,254,570             --               --      2,252,750       12,254,570
aTelecomunicacoes Brasileiras SA, ADR       156,170     14,084,582        177,300       15,990,244        333,470       30,074,826
 Telefonica de Argentina SA, ADR            368,800     11,571,100             --               --        368,800       11,571,100
 Telefonica del Peru SA, ADR                 29,000        438,625        251,900        3,809,988        280,900        4,248,613
 Telefonica del Peru SA, B                3,000,000      4,506,071      2,445,602        3,673,352      5,445,602        8,179,423
 Telefonos de Mexico SA (Telmex), ADR       191,300     15,459,431                                        191,300       15,459,431
aTelefonica SA                                                            323,100       15,563,577        323,100       15,563,577
                                                      ------------                    ------------                     -------------
                                                       121,485,465                      93,261,270                     214,746,735
                                                      ------------                    ------------                     -------------
TEXTILES & APPAREL .3%
 Yizheng Chemical Fibre Co. Ltd., H                             --     19,340,200        5,047,643     19,340,200        5,047,643
                                                      ------------                    ------------                     -------------
TRANSPORTATION 2.7%
 Air New Zealand Ltd., B                         --             --      1,132,000        2,339,401      1,132,000        2,339,401
aHelikopter Services Group ASA                   --             --        134,000          995,745        134,000          995,745
 Hitachi Zosen Corp.                      3,342,000      4,031,163             --               --      3,342,000        4,031,163
 Koninklijke Nedlloyd Groep NV              216,300      5,353,408             --               --        216,300        5,353,408
 Mayne Nickless Ltd., A                   3,227,820     11,045,691      2,125,500        7,273,521      5,353,320       18,319,212
 Peninsular & Oriental Steam
 Navigation Co.                             833,414     12,538,912             --               --        833,414       12,538,912
 Singapore Airlines Ltd., fgn.              736,500      7,008,106             --               --        736,500        7,008,106
 Tranz Rail Holdings Ltd., ADR                   --             --         47,765          253,752         47,765          253,752
                                                      ------------                    ------------                     -------------
                                                        39,977,280                      10,862,419                      50,839,699
                                                      ------------                    ------------                     -------------
 UTILITIES ELECTRICAL & GAS 8.9%
 BG PLC                                          --             --      2,566,588     $ 15,666,454      2,566,588     $ 15,666,454
 Centrais Eletricas Brasileiras SA
 (Electrobras)                                   --             --    363,450,000        6,926,807    363,450,000        6,926,807
aCentrais Geradoras do Sul do Brasil SA          --             --    363,450,000          290,345    363,450,000          290,345
 Centrica PLC                                    --             --      1,161,000        2,731,302      1,161,000        2,731,302
 Compania Sevillana de Electricidad SA                                    246,970        2,862,682        246,970        2,862,682
 Evn AG                                      48,600    $ 7,106,816             --               --         48,600        7,106,816
 Gener SA, ADR                              303,800      5,392,450             --               --        303,800        5,392,450
 Hong Kong Electric Holdings Ltd.         4,062,365     13,089,456             --               --      4,062,365       13,089,456
 Iberdrola SA, Br.                          807,900     12,305,541      1,517,800       23,118,393      2,325,700       35,423,934
aKorea Electric Power Corp.                 269,000     11,178,315         66,000        2,742,635        335,000       13,920,950
 National Grid Group PLC                    953,785      6,633,738             --               --        953,785        6,633,738
 National Power PLC                       1,972,900     14,328,263             --               --       1,972,900      14,328,263
 Shandong Huaneng Power Development
 Co. Ltd., ADR                                                            338,300        1,754,931         338,300       1,754,931

 Thames Water Group PLC                     747,372     11,862,861        896,939       14,236,903       1,644,311      26,099,764
 Transportadora de Gas del Sur SA, B,
 Reg S, ADR                                      --             --        516,300        4,840,310         516,300       4,840,310
 Veba AG                                    221,850     13,086,336             --               --         221,850      13,086,336
                                                      ------------                   -------------                     -------------
                                                        94,983,776                      75,170,762                     170,154,538
                                                      ------------                    ------------                     -------------
TOTAL COMMON STOCKS
 (Cost $1,447,096,366)                                 992,518,921                     771,944,768                   1,764,463,689
                                                      ------------                    ------------                     -------------
 PREFERRED STOCKS 2.2%
 Banco Bradesco SA, pfd.                896,769,450      4,605,378    525,200,000        2,697,175   1,421,969,450       7,302,553
 Banco Itau SA, pfd.                             --             --      4,209,000        2,185,558       4,209,000       2,185,558
 Cia Vale do Rio Doce, A, ADR, pfd.         350,400      6,958,014                                         350,400       6,958,014
 Lojas Americanas SA, pfd.              238,431,408        952,365                                     238,431,408         952,365
 News Corp. Ltd., pfd.                           --             --          3,486           26,558           3,486          26,558
 Petroleo Brasileiro SA, pfd.                    --             --     60,000,000        9,415,121      60,000,000       9,415,121
aTelecomunicacoes Brasileiras SA
 (Telebras), ADR, pfd.                      156,170          9,761        177,300           11,081         333,470          20,842
aTelecomunicacoes de Minas Gerais Celular
 Telemig, pfd.                            1,705,000         15,323             --               --       1,705,000          15,323
 Telesp Participacoes SA, pfd.            4,866,533        115,242             --               --       4,866,533         115,242
 Telesp Participacoes SA, ADR, pfd.         334,800      7,658,550             --               --         334,800       7,658,550
 Usinas Siderurgicas de Minas Gerais,
 Reg S, ADR, pfd.                           320,000      1,088,274      1,851,400        6,296,345       2,171,400       7,384,619
                                                      ------------                    ------------                     -------------
 TOTAL PREFERRED STOCKS
 (Cost $56,534,968)                                     21,402,907                      20,631,838                      42,034,745
                                                      ------------                    ------------                     -------------


                                           PRINCIPAL                    PRINCIPAL                         PRINCIPAL
                                           AMOUNT*                      AMOUNT*                           AMOUNT*
                                          -----------                  -----------                       -----------
 SHORT TERM INVESTMENT COST
 ($12,794,920) .7%
 Federal National Mortgage Association,
 4.90%, 9/08/99                         $12,918,000     12,798,160            $--               --     $12,918,000      12,798,160
                                                      ------------                    ------------                     -------------
 TOTAL INVESTMENTS BEFORE REPURCHASE
 Agreement (Cost $1,516,426,254)                     1,026,719,988                     792,576,606                   1,819,296,594
                                                      ------------                    ------------                     -------------

 REPURCHASE AGREEMENT 3.9%
 Paine Webber, 4.80%, 6/30/99
 (Maturity Value $43,006,733)
  Collaterized by U.S. Treasury Bonds
 and Notes                              $43,001,000   $ 43,001,000            $--              $--     $43,001,000   $  43,001,000
 Morgan Stanley Inc., 4.88%, 7/01/99
 (Maturity Value $31,113,217)
  Collateralized by U.S. Treasury Notes
 and Bonds                                       --             --     31,109,000       31,109,000      31,109,000      31,109,000
                                                      ------------                    ------------                     -------------
TOTAL REPURCHASE AGREEMENT
 (Cost $74,110,000)                                     43,001,000                      31,109,000                      74,110,000
                                                      ------------                    ------------                     -------------
TOTAL INVESTMENTS
 (Cost $1,590,536,254) 99.3%                         1,069,720,988                     823,685,606                   1,893,406,594
 Other Assets, less Liabilities .7%                      7,759,521                       5,413,340                      13,172,861
                                                      ------------                    ------------                     -------------
 TOTAL NET ASSETS 100.0%                            $1,077,480,509                    $829,098,946                  $1,906,579,455
                                                      ------------                    ------------                     -------------
*Securities denominated in U.S. dollars.
aNon-income producing.

       See accompanying notes to pro forma combined financial statements.


TEMPLETON VARIABLE PRODUCTS SERIES FUND - TEMPLETON INTERNATIONAL FUND ("TVP TEMPLETON INTERNATIONAL FUND")
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON INTERNATIONAL EQUITY FUND
("VIP TEMPLETON INTERNATIONAL EQUITY FUND")
FINANCIAL STATEMENTS


PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999


                                                                                      VIP TEMPLETON
                                                                                      INTERNATIONAL
                                                   TVP TEMPLETON      VIP TEMPLETON    EQUITY FUND
                                                   INTERNATIONAL      INTERNATIONAL     PRO FORMA
                                                       FUND            EQUITY FUND       COMBINED
-----------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost                                          $ 876,135,516         $640,290,738    $1,516,426,254
                                                -----------------------------------------------------
  Value                                         1,026,719,988          792,576,606     1,819,296,594
 Repurchase Agreements, at value and cost          43,001,000           31,109,000        74,110,000
 Cash                                                      --              400,884           400,884
 Receivables:
  Investment securities sold                               --            1,306,512         1,306,512
  Capital shares sold                               2,683,348            1,974,355         4,657,703
  Dividends and interest                            6,265,179            3,501,787         9,766,966
                                                -----------------------------------------------------
      Total assets                              1,078,669,515          830,869,144     1,909,538,659
                                                -----------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                     105,369              157,553           262,922
  Capital shares redeemed                                  --              627,401           627,401
  Affiliates                                          698,020              565,730         1,263,750
  Custodian fees                                           --              248,787           248,787
  Postage and mailing                                      --               75,097            75,097
 Funds advanced by custodian                           34,450                   --            34,450
 Accrued expenses                                     351,167                   --           351,167
 Other liabilities                                         --               95,630            95,630
                                                -----------------------------------------------------
      Total liabilities                             1,189,006            1,770,198         2,959,204
                                                -----------------------------------------------------
       Net assets, at value                    $1,077,480,509         $829,098,946    $1,906,579,455
                                                =====================================================
Class 1:
 Net assets, at value                           $ 996,310,751         $824,805,932    $1,821,116,683
                                                =====================================================
 Shares outstanding**                              50,203,995           47,685,867       105,276,084
                                                =====================================================
 Net asset value and offering price per share          $19.85               $17.30            $17.30
                                                =====================================================
Class 2:
 Net assets, at value                            $ 81,169,758          $ 4,293,014      $ 85,462,772
                                                =====================================================
 Shares outstanding**                               4,105,074              248,579       $ 4,948,623
                                                =====================================================
 Net asset value and offering price per share          $19.77               $17.27            $17.27
                                                =====================================================

**See note 2 in the accompanying notes to pro forma combined financial statements.
eExpense adjustment for differences in management fees, administrative fees, and 12B1fees.

       See accompanying notes to pro forma combined financial statements.



TVP Templeton International Fund
VIP Templeton International Equity Fund
Financial Statements (continued)


Pro forma combined Statements of Operations for the six months ended June 30, 1999 (unaudited)


                                                                                         VIP Templeton
                                                                                         International
                                            TVP Templeton    VIP Templeton                Equity Fund
                                            International    International   Pro Forma     Pro Forma
                                                Fund          Equity Fund    Adjustments    Combined
------------------------------------------------------------------------------------------------------
Investment income:+
 Dividends                                  17,654,395       14,953,862                    32,608,257
 Interest                                      883,934        1,189,313                     2,073,247
                                          ------------------------------------------------------------
      Total investment income               18,538,329       16,143,175            --      34,681,504
                                          ------------------------------------------------------------
Expenses:
 Management fees                             3,511,590        3,540,668      (845,476)a     6,206,782
 Administrative fees                           493,227               --       498,023b        991,250
 Distribution fees
  Class 2                                       66,442            1,313          (192)         67,563
 Transfer agent fees                                --               --                            --
 Custodian fees                                177,000          299,100                       476,100
 Reports to shareholders                       121,000           79,300                       200,300
 Professional fees                              14,000           21,400                        35,400
 Trustees' fees and expenses                                      4,000                         4,000
 Other                                           4,022            5,334                         9,356
                                          ------------------------------------------------------------
      Total expenses                         4,387,281        3,951,115                     7,990,751
                                          ------------------------------------------------------------
        Net investment income               14,151,048       12,192,060    (347,645)       26,690,753
                                          ------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments                               60,537,527       90,886,731                   151,424,258
  Foreign currency transactions             (1,229,829)      (1,165,446)                   (2,395,275)
                                          ------------------------------------------------------------
      Net realized gain                     59,307,698       89,721,285          --       149,028,983
 Net unrealized appreciation (depreciation) on:
  Investments                               30,280,684      (10,209,283)                   20,071,401
      Net unrealized gain (loss)            30,280,684      (10,209,283)                   20,071,401
                                          ------------------------------------------------------------
Net realized and unrealized gain (loss)     89,588,382       79,512,002          --       169,100,384
                                          ------------------------------------------------------------
Net increase in net assets resulting
from operations                            103,739,430       91,704,062                   195,791,137
                                          ============================================================

aPro Forma adjustment for difference in Management fee schedule. The combined entity will appoint a new advisor, Templeton Global Advisor Limited and will adopt the following fee structure:
 First$ 200,000,000     0.75%
 Next$1,100,000,000     0.675%
 Over$1,300,000,000     0.600%
bPro Forma adjustment for difference in Administrative fee schedule. The combined entity will adopt the following management fee structure:
 First$ 200,000,000     0.150%
 Next$ 500,000,000      0.135%
 Next$ 500,000,000      0.100%
 Over$1,200,000,000     0.075%
cPro Forma adjustment for difference in 12B-1 agreement. The 12B-1 fee rate reflected in the Pro Forma Combined is 0.25% of the average net assets.
+Net  of  foreign  taxes  of  $1,789,958   and   $1,715,049  for  TVP  Templeton
International Fund and VIP Templeton International Fund, respectively.


       See accompanying notes to pro forma combined financial statements.



VIP - Templeton International Equity Fund
TVP - Templeton International Fund


Notes to Pro forma combined Statements (unaudited)



1. Basis of Combination

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Variable Products Series Fund - Templeton International Fund("TVP-Templeton International Fund"), the Franklin Templeton Variable Insurance Products Trust - Templeton International Equity Fund ("VIP - Templeton International Equity Fund") will acquire all the net assets of the TVP - Templeton International Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, shares of VIP - Templeton International Equity Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies and TVP - Templeton International will be the accounting survivor. The pro forma combined Statement of Assets and Liabilities reflects the financial position of TVP - Templeton International June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the TVP - Templeton International and VIP - Templeton International Equity for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. Capital Shares:

The number of Class 1 and 2 shares issued was calculated by dividing the Class 1 and 2 net assets of the TVP - Templeton International at June 30, 1999 by the Class 1 and 2 net asset value per share of the VIP - Templeton International Equity, respectively at June 30, 1999.

TVP Templeton Stock Fund
VIP Templeton Global Growth Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)


                              TVP TEMPLETON             VIP TEMPLETON        VIP TEMPLETON GLOBAL GROWTH FUND
                                STOCK FUND            GLOBAL GROWTH FUND         PRO FORMA COMBINED
-----------------------------------------------------------------------------------------------------------------
                           SHARES     VALUE       SHARES     VALUE        SHARES    VALUE
------------------------------------------------------------------------------------------------------------------
 Common Stocks 92.1%
 Aerospace & Military Technology 2.6%
 Boeing Co.               182,500$  8,064,219    210,769$  9,313,355    393,269$ 17,377,574
 a   Fairchild Corp., A   204,957   2,613,202    204,957   2,613,202
Raytheon Co., A               230      15,841    222,644  15,334,606    222,874  15,350,447
                         ------------          -------------      ---------------
                        8,080,060              27,261,163            35,341,223
                         -----------          ------------         --------------
 Appliances & Household Durables 1.5%
 Guangdong Kelon Electrical
 Holdings. Ltd., H    1,123,000    1,309,878                         1,123,000    1,309,878
       Laox Co. Ltd.                             725,000  6,289,243    725,000    6,289,243
       Sony Corp.       124,100   13,379,916                           124,100   13,379,916
                                 ------------           ------------       ----------------
                                 14,689,794                6,289,243             20,979,037
                                 ------------           ------------       ----------------
 Automobiles 4.2%
 Autoliv Inc., SDR                               246,100   7,497,048   246,100    7,497,048
 Delphi Automotive Systems Corp.                  41,935     778,418    41,935      778,418
 Fiat Spa            1,307,680   4,156,203     1,919,720   6,101,451 3,227,400   10,257,654
 Ford Motor Co.        117,000   6,603,188        90,000   5,079,375   207,000   11,682,563
General Motors Corp.                              60,000   3,960,000    60,000    3,960,000
Volkswagen AG          102,400   6,607,371        63,000   4,065,082  165,400    10,672,453
Volvo AB, B            269,200   7,804,964       171,900   4,983,927  441,100    12,788,891
                                ------------            ------------       ----------------
                                25,171,726                32,465,301            57,637,027
                                ------------            ------------       ----------------
Banking 4.1%
 Australia & New Zealand
Banking Group Ltd.    542,900    3,991,975                            542,900     3,991,975
a Banca Nazionale   1,781,960    5,619,505                           1,781,960     5,619,505
Del Lavoro Spa
Banque Nationale       62,054   5,170,633                              62,054     5,170,633
 de Paris
Deutsche Bank AG, Br. 100,700   6,137,331                             100,700     6,137,331
 HSBC Holdings PLC    153,404   5,595,331       223,724    8,160,216  377,128    13,755,547
 Kookmin Bank,                                  293,927    5,981,414  293,927     5,981,414
 GDR, 144A
 Merita AS                                      320,600    1,821,704  320,600     1,821,704
Shinhan Bank Co. Ltd.                           169,682    1,905,711  169,682     1,905,711
a Thai Farmers Bank 1,492,300   4,613,483                           1,492,300     4,613,483
Public Co. Ltd., fgn.
 Unibanco Uniao de Bancos
 Brasileiros SA, GDR                            149,000    3,585,313 149,000      3,585,313
 Unidanmark AS, A      69,100   4,611,791                             69,100      4,611,791
                               ------------               -----------       ---------------
                               35,740,049                 21,454,358             57,194,407
                               ------------               ------------     ----------------
 Broadcasting & Publishing
News Corp. Ltd., ADR  112,400   3,969,125                            112,400      3,969,125
Television          1,023,000   4,799,319                          1,023,000      4,799,319
Broadcasts Ltd.                ------------               ------------     ----------------
                               8,768,444                          --              8,768,444
                               ------------               ------------     ----------------
 Building Materials & Components 1.5%
  Caradon PLC                                2,752,600   6,486,455 2,752,600      6,486,455
  Nichiha Corp.                                193,500   2,047,864   193,500      2,047,864
  Okumura Corp.                              2,093,000   7,781,312 2,093,000      7,781,312
 aSiam City Cement Public                    1,057,641   4,359,632 1,057,641      4,359,632
   Co. Ltd., fgn.             ------------          ------------           ----------------
                                        --             20,675,263                20,675,263
                              ------------          ------------            ----------------
 Business & Public Services 1.4%
 aComplete Business Solutions Inc.             23,600    423,325     23,600        423,325
 a Humana Inc.                                250,000  3,234,375    250,000      3,234,375
 Kurita Water       387,000   6,938,120                             387,000      6,938,120
 Industries Ltd.
Lex Service PLC     221,020  2,032,804                              221,020      2,032,804
 Waste Management   135,917  7,305,539                              135,917      7,305,539
  Inc.                      ------------           ------------           ----------------
                            16,276,463                3,657,700                 19,934,163
                           ------------            ------------           ----------------

 Chemicals 1.2%
 Akzo Nobel NV      195,200 8,213,014                              195,200      8,213,014
 BASF AG                                      70,900 3,114,716      70,900      3,114,716
 Kemira OY                                   847,900 5,123,950     847,900      5,123,950
                           ------------            ------------          ----------------
                            8,213,014                8,238,666                 16,451,680
                           ------------            ------------          ----------------

 Data Processing & Reproduction 1.6%
 a 3Com Corp.      215,800 $5,759,163       220,600$5,887,263     436,400     $11,646,426
 a Newbridge       274,200  7,883,250        74,000 2,127,500     348,200      10,010,750
 Networks Corp.           ------------            ------------           ----------------
                           13,642,413               8,014,763                  21,657,176
                          ------------           ------------            ----------------
 Electrical & Electronics 6.7%
 a  ABB Ltd.       79,406  7,425,049        55,976 5,234,150      135,382      12,659,199
Alcatel SA         78,835 11,097,223            --        --       78,835      11,097,223
a Antec Corp.     345,500 11,077,594                              345,500      11,077,594
Catic Shenzhen Holdings Ltd., H          9,945,000 1,358,668    9,945,000       1,358,668
 Dongfang Electrical Machinery
 Co. Ltd., H            --        --     5,506,000   702,545    5,506,000         702,545
General Electric Co.PLC --        --    1,160,300 11,796,499    1,160,300      11,796,499
Hitachi Ltd.            --        --      603,500  5,659,059      603,500       5,659,059
Koninklijke      121,532 11,987,765            --        --       121,532      11,987,765
Electronics NV
Motorola Inc.    175,800 16,657,050       100,000  9,475,000      275,800      26,132,050
                         ------------          ------------              ----------------
                         58,244,681               34,225,921                   92,470,602
                         ------------          ------------              ----------------
Electronic Components & Instruments 1.4%
BICC PLC              --        --      1,397,152  1,993,037    1,397,152       1,993,037
aNanjing Panda        --        --     17,794,000  1,720,036   17,794,000       1,720,036
Electronics Co. Ltd., H
Hewlett           85,000 8,542,500             --        --        85,000       8,542,500
-Packard Co.
Intel Corp.      121,400 7,223,300             --        --       121,400       7,223,300
                        ------------          ------------               ----------------
                        15,765,800             3,713,073                       19,478,873
                        ------------          ------------                ----------------
Energy Sources 4.1%
MOL Magyar Olay-Es Gazipari RT,
GDS 144A             --         --     256,358 6,139,774          256,358       6,139,774
Norsk Hydro ASA 185,300  6,990,676     117,000 4,413,973          302,300      11,404,649
Perez Companc   415,400  2,388,789          --        --          415,400       2,388,789
SA, B
a Ranger Oil        --         --      273,050 1,333,999          273,050       1,333,999
 Ltd.
aRenaissance        --         --      254,800 3,447,243          254,800       3,447,243
 Energy Ltd.
Shell Transport     --         --      608,900 4,561,327          608,900       4,561,327
 & Trading Co. PLC
Societe Elf     61,320  8,998,490       67,072 9,842,576          128,392      18,841,066
 Aquitaine SA, Br.
a  Total        67,497  8,707,719          --        --            67,497       8,707,719
 Fina SA, B            ------------         ------------                  ----------------
                       27,085,674            29,738,892                        56,824,566
                       ------------         ------------                 ----------------
Financial Services 5.1%
AXA SA         57,091   6,964,902     92,702 11,309,319           149,793      18,274,221
Fannie Mae    144,200   9,859,675          --        --           144,200       9,859,675
ICICI Ltd.,        --        --      396,700  4,086,010           396,700       4,086,010
GDR, 144A
ING Groep NV  157,637   8,534,539    105,188  5,694,926           262,825      14,229,465
Lend Lease    485,500   6,665,824         --        --            485,500       6,665,824
Corp. Ltd.
Morgan Stanley, Dean Witter & Co.    103,100 10,567,750           103,100      10,567,750
Nomura        623,000  7,293,382          --        --            623,000       7,293,382
Securities Co. Ltd.   ------------         ------------                  ----------------
                      39,318,322             31,658,005                        70,976,327
                      ------------         ------------                  ----------------
 Food & Household Products 2.1%
Archer-Daniels 434,170 6,702,499    625,065  9,649,441          1,059,235      16,351,940
Midland Co.
IBP Inc.            --        --    272,543  6,472,896            272,543       6,472,896
Northern Foods PLC  --        --  2,208,797  4,543,489          2,208,797       4,543,489
Showa Sangyo Co.    --        --    958,000  1,994,514            958,000       1,994,514
                      ------------          ------------                 ----------------
                      6,702,499             22,660,340                         29,362,839
                      ------------          ------------                 ----------------
Forest Products & Paper 2.7%
aAsia          29,000  279,125           --          --            29,000         279,125
 Pulp & Paper Co. Ltd., ADR
Assidoman AB       --        --    249,730   3,759,756            249,730       3,759,756
Carter Holt1,155,252 1,383,499     940,712   1,126,571          2,095,964       2,510,070
Harvey Ltd.
Georgia     214,800 10,176,150      68,000   3,221,500            282,800      13,397,650
Pacific Corp.
Georgia Pacific   --        --       34,000     858,500             34,000         858,500
 Timber Group
Metsa Serla OY, B --        --      270,000   2,294,318            270,000       2,294,318
Stora      427,800   4,588,141      559,700   6,002,764            987,500      10,590,905
Enso OYJ, R
Stora Enso 313,540   3,392,811          --        --               313,540       3,392,811
OYJ, R, fgn.         ------------          ------------                   ----------------
                    19,819,726              17,263,409                          37,083,135
                     ------------          ------------                   ----------------
Health & Personal Care 3.7%
Astrazeneca 152,291 $5,928,996          --       $--               152,291$      5,928,99
 PLC
Medeva PLC2,761,300  4,526,579   1,614,200  2,646,146            4,375,500       7,172,725
Novartis AG   2,236  3,264,968          --        --                 2,236       3,264,968
Nycomed     791,920  5,633,219          --        --               791,920       5,633,219
Amersham PLC
Pharmacia &
Upjohn Inc.                       218,900  12,436,256              218,900      12,436,256
Rhone-     170,002   7,768,164          --        --               170,002       7,768,164
Poulenc SA, A
a Skyepharma PLC
         5,109,873   3,986,928          --        --             5,109,873       3,986,928
Teva Pharmaceutical Industries
 Ltd., ADR
           107,400   5,262,600                                     107,400       5,262,600
                    ------------          ------------                    ----------------
                    36,371,454            15,082,402                            51,453,856
                    ------------          ------------                    ----------------
Industrial Components 1.2%
Goodyear Tire & Rubber Co.
           99,000    5,822,438         --        --                 99,000       5,822,438
Granges AB379,525    6,428,088         --        --                379,525       6,428,088
Yamato Kogyo Co. Ltd.
          539,000    3,923,158         --        --                539,000       3,923,158
                   ------------          ------------                     ----------------
                    16,173,684                   --                             16,173,684
                   ------------          ------------                     ----------------
Insurance 6.2%
Ace Ltd. 176,500     4,986,125     121,500 3,432,375              298,000        8,418,500
AXA China Region Ltd.
       3,440,000     2,748,861                                  3,440,000        2,748,861
HIH Insurance Ltd.
       2,303,465     2,851,125   2,244,429 2,778,053            4,547,894        5,629,178
 Muenchener Rueckversicherungs- Gesellschaft
          13,445     2,533,156         --         --               13,445        2,533,156
 aMuenchener Rueckversicherungs-Gesellschaft, 144A
          13,445     2,509,585         --         --               13,445        2,509,585
 aMuenchener Rueckversicherungs- Gesellschaft, wts.
             419        13,395         --         --                  419       13,395
Partnerre Ltd.
         144,400     5,396,950     127,900 4,780,263              272,300       10,177,213
ReliastarFinancial
 Corp    204,700     8,955,625      48,000 2,100,000              252,700       11,055,625
Torchmark
Corp.    113,400     3,869,775     240,000 8,190,000              353,400       12,059,775
XL Capital Ltd., A
          92,100     5,203,650          --        --               92,100        5,203,650
UNUM
Corp.                               81,100 4,440,225              81,100         4,440,225
Zurich Allied AG
          17,000     9,666,795     19,500 11,088,383               6,500        20,755,178
                   ------------          ------------                      ----------------
                    48,735,042           36,809,299                             85,544,341
                   ------------          ------------                      ----------------
Leisure & Tourism .3%
Kuoni Reisen Holding
 AG, B    1,065      4,106,957         --         --               1,065        4,106,957
                   ------------         --------------                     ----------------
 Machinery & Engineering 3.9%
 First Tractor Company Ltd., H
            --            --    6,860,000 2,033,549            6,860,000        2,033,549
Invensys PLC
      1,621,958     7,682,582 2,244,442  10,631,046            3,866,400       18,313,628
KCI Konecranes International PLC
           --             --      211,700 7,272,071              211,700        7,272,071
Laird Group PLC
           --             --    1,783,700 7,422,477           1,783,700         7,422,477
Makita Corp.
           --             --      653,000 7,385,633             653,000         7,385,633
New Holland NV
       259,400     4,442,225         --        --               259,400         4,442,225
VA Technologie AG, Br.
            --            --       25,900 2,346,411              25,900         2,346,411
Valmet OY   --            --      392,800 4,455,811             392,800         4,455,811
                  ------------         ------------                      ----------------
                  12,124,807             41,546,998                            53,671,805
                  ------------         ------------                      ----------------
Merchandising 3.8%
Coles Myer Ltd.
           --             --    1,070,971 6,231,027          1,070,971          6,231,027
Home Depot Inc.
      102,800      6,624,175          --        --             102,800          6,624,175
Hudson's Bay Co.
          --              --      67,100   756,508              67,100            756,508
Marks & Spencer PLC
   1,067,200       6,156,729   1,516,900 8,751,070           2,584,100         14,907,799
Matsuzakaya Co. Ltd.
          --             --       51,000   219,101              51,000            219,101
Safeway PLC
  1,305,220       5,220,510   1,738,498  6,953,499           3,043,718         12,174,009
Sears Roebuck & Co.
          --             --     155,900  6,947,294             155,900          6,947,294
Storehouse
  2,067,800       4,449,020          --        --            2,067,800          4,449,020
                ------------          ------------                       ----------------
                 22,450,434             29,858,499                             52,308,933
                ------------          ------------                       ----------------
Metals & Mining 4.9%
Anglo American Platinum Corp. Ltd.
          --             --    377,265  8,802,537             377,265           8,802,537
Boehler-Uddeholm AG
          --             --     93,200  4,612,424              93,200           4,612,424
 Companhia Siderurgica Nacional Sid Nacional CSN
          --             --129,100,000  3,407,061         129,100,000           3,407,061
 Metals & Mining (cont.)
 Iluka Resources Ltd.
          --            $--   704,562  $1,523,100         704,562           $   1,523,100
 Industrias Penoles SA
          --             -- 1,104,000   3,218,281       1,104,000               3,218,281
Iscor Ltd.--             -- 9,558,700   2,993,776       9,558,700               2,993,776
Ispat International NV, A, Reg D
     228,000      2,522,250        --         --          228,000               2,522,250
Outokumpu OY, A
         --              --  342,200    3,846,530        342,200                3,846,530
Pechiney SA, A
         --              --  84,279     3,622,511         84,279                3,622,511
Pechiney SA, ADR
         --              -- 112,708     2,409,134        112,708                2,409,134
Pohang Iron & Steel Co. Ltd.
         --              -- 100,000    12,467,059        100,000               12,467,059
WMC Ltd.
  2,183,784    9,380,963  2,150,656      9,238,653     4,334,440               18,619,616
             ------------             ------------                       ----------------
              11,903,213                56,141,066                             68,044,279
             ------------             ------------                        ----------------
Multi-Industry 5.0%
 Alfa SA de CV, A
  1,743,100    7,286,958                              1,743,100                 7,286,958
Beijing Datang Power Generation
Co. Ltd., H
        --           --   6,860,000      2,210,379    6,860,000                 2,210,379
Broken Hill Proprietary Co. Ltd.
        --           --    867,854     10,052,585       867,854                10,052,585
Cheung Kong Holdings Ltd.
   815,000     7,247,852 1,180,000     10,493,823     1,995,000                17,741,675
DESC SA de CV DESC, B
 4,018,300     4,419,486        --            --      4,018,300                 4,419,486
DESC SA de CV DESC, C
       800           897        --            --            800                       897
Hutchison Whampoa Ltd.
   802,100     7,262,355   642,600     5,818,214      1,444,700                13,080,569
La Cemento Nacional SA, GDR, 144A
        --            --     3,600       259,200           3,600                  259,200
La Cemento Nacional SA, GDR, Reg S
        --            --       400        28,800             400                   28,800
Pacific Dunlop Ltd.
        --            -- 2,149,000     3,100,887       2,149,000                 3,100,887
Saab AB, B
        --            --   296,997     2,305,552         296,997                 2,305,552
Saha Union Public Co. Ltd., fgn.
        --            --   574,400       257,020         574,400                   257,020
Swire Pacific Ltd., A
        --            -- 1,421,800     7,036,754       1,421,800                 7,036,754
Swire Pacific Ltd., B
        --            -- 1,304,000       974,784       1,304,000                   974,784
              ------------           ------------                         ----------------
              26,217,548              42,537,998                                68,755,546
              ------------           ------------                         ----------------
Real Estate 1.9%
China Resources Beijing Land Ltd.
       --            --  4,652,000     1,067,241       4,652,000                 1,067,241
 General Growth Properties
       --            --    164,500     5,839,750        164,500                  5,839,750
 Hang Lung Development Co. Ltd.
       --            --  3,624,000    4,483,963       3,624,000                  4,483,963
 Highwoods Properties Inc.
       --            --    164,900    4,524,444        164,900                   4,524,444
 Inversiones y Representacion SA
       --            --  1,156,326    3,561,840      1,156,326                   3,561,840
 Inversiones y Representacion SA, GDR
       --            --      2,374       73,283          2,374                      73,283
 National Health Investors Inc.
  187,700      4,281,906   123,400   2,815,063         311,100                   7,096,969
             ------------           ------------                          ----------------
              22,365,584            26,647,490
            ------------           ------------                           ----------------
 Recreation & Other Consumer Goods .1%
 aFila Holding SpA, ADR
   60,600        715,838    60,600     715,838         60,600                    1,431,676
            ------------          ------------                            ----------------
 Telecommunications 8.3%
AT&T Corp.
       --            --     90,450   5,048,241         90,450                    5,048,241
 Cia de Telecomunicaciones de
 Chile SA, ADR
  117,300      2,903,175        --         --         117,300                    2,903,175
 Embratel Participacoes SA
       --             -- 27,300,000   205,626      27,300,000                      205,626
 aGeneral Motors Corp., H
       --             --     66,000 3,712,500          66,000                    3,712,500
 Hong Kong Telecommunications Ltd.
2,504,000      6,502,974  2,905,746 7,546,322       5,409,746                   14,049,296
 aKorea Telecom Corp., ADR
   88,900       3,556,000       --        --           88,900                    3,556,000
 aMastec Inc.
  340,323       9,614,125       --        --          340,323                    9,614,125
 Nippon Telegraph & Telephone Corp.
      675       7,863,103       --        --              675                    7,863,103
  Nortel Networks Corp.
  120,460      10,457,434  138,000 11,980,125         258,460                   22,437,559
 Telecom Argentina Stet-France SA, ADR
       --             --   100,000  2,675,000         100,000                    2,675,000
 aTelecom Italia SpA
  763,200       7,913,763       --        --          763,200                    7,913,763
 Telecomunicacoes Brasileiras SA, ADR
   41,800       3,769,838       --        --           41,800                    3,769,838
 Telefonica De Argentina SA, ADR
       --             --   217,000  6,808,375         217,000                    6,808,375
 aTelefonica SA
  142,300      6,854,525        --        --          142,300                    6,854,525
 Telefonos de Mexico SA (Telmex), ADR
  117,500      9,495,469    92,900 7,507,481          210,400                   17,002,950
 Telesp Participacoes SA
       --             --44,600,000   579,991       44,600,000                      579,991
                ------------     ------------                             ----------------
              68,930,406          46,063,661                                   114,994,067
                ------------     ------------                             ----------------


 Textiles & Apparel .5%
 Courtaulds Textiles PLC
      --            $--   734,300 $1,909,768          734,300                   $1,909,768
 aFruit of the Loom Inc., A
      --             --   136,500  1,330,875          136,500                    1,330,875
 Yizheng Chemical Fibre Co. Ltd., H
      --             --13,356,000  3,485,813       13,356,000                    3,485,813
              ------------      ------------                              ----------------
                     --            6,726,456                                     6,726,456
              ------------     ------------                               ----------------
Transportation 4.1%
Air New Zealand Ltd., B
 700,100      1,446,833                               700,100                    1,446,833
British Airways PLC
928,000      6,414,174 1,205,032   8,328,970        2,133,032                   14,743,144
Canadian National Railway Co.
113,800      7,690,345                                113,800                    7,690,345
Firstgroup PLC
592,500       3,236,046                               592,500                    3,236,046
Koninklijke Frans Maas Groep NV
     --             --   160,970   4,813,994          160,970                    4,813,994
 Koninklijke Nedlloyd Groep NV
     --             --   260,670   6,451,562          260,670                    6,451,562
 Mayne Nickless Ltd., A
1,388,800    4,752,513        --          --        1,388,800                    4,752,513
 Peninsular & Oriental Steam
 Navigation Co.
  294,200    4,426,309        --          --          294,200                    4,426,309
 Singapore Airlines Ltd., fgn.
      --            --   944,600   8,988,264          944,600                    8,988,264
          ------------          ------------                              ----------------
            27,966,220            28,582,790                                    56,549,010
          ------------          ------------                              ----------------
 Utilities Electrical & Gas 7.3%
 Bses Ltd., GDR, 144A
     --            --    202,200   2,027,055         202,200                     2,027,055
 Centrais Eletricas Brasileiras SA
 (Eletrobras), ADR
 514,400    4,901,843        --          --          514,400                     4,901,843
Electrabel SA
     --           --      23,500   7,585,336          23,500                     7,585,336
Entergy Corp.
     --           --     283,900   8,871,875         283,900                     8,871,875
Evn AG
 58,920     8,615,918     35,400   5,176,570          94,320                    13,792,488
 Hong Kong Electric Holdings Ltd.
     --           --   2,944,000   9,485,942       2,944,000                     9,485,942
Iberdrola SA, Br.
486,500     7,410,132    744,700   11,342,909      1,231,200                    18,753,041
Korea Electric Power Corp.
    --           --      186,600   7,754,177         186,600                     7,754,177
National Grid Group PLC
    --           --    1,075,100   7,477,505       1,075,100                     7,477,505
National Power PLC
    --           --      747,800   5,430,927         747,800                     5,430,927
 Transportadora de Gas del Sur
 SA, ADR
    --           --      386,900   3,627,188         386,900                     3,627,188
Veba AG
129,600   7,644,756       67,000   3,952,150         196,600                    11,596,906
         ------------            -----------                                ---------------
         28,572,649               72,731,634                                   101,304,283
         ------------            ------------                              ----------------
Total Common Stocks
 (Cost $1,012,794,748)
        606,068,823              666,478,322                                 1,272,547,145
       ------------             ------------                               ----------------
 Preferred Stocks 2.8%
 Banco Bradesco SA, pfd.
     --          --  451,500,022   2,318,688     451,500,022                     2,318,688
Banco Itau SA, pfd.
6,309,400  3,276,208                              6,309,400                      3,276,208
 Centrais Eletricas Brasileiras SA
 (Electrobras), ADR, pfd.
     --         --       176,400   1,796,713        176,400                      1,796,713
 Centrais Geradoras Do Sul Do Brasil SA,
 ADR, pfd.
     --         --        17,640     71,466          17,640                         71,466
 Coteminas Cia Tecidos Norte
 de Minas, pfd.
     --         --     1,952,000    164,848       1,952,000                        164,848
 Embotelladora Andina SA, B, ADR, pfd.
302,900  4,619,225                                  302,900                      4,619,225
 Embratel Participacoes SA, ADR, pfd.
    --          --        98,400  1,365,300          98,400                      1,365,300
 aEmpresa Nacional de Comercio Redito
 Participacoes, pfd.
   --           --     1,952,000      1,682       1,952,000                          1,682
 News Corp. Ltd., ADR, pfd.
117,000   3,692,812                                 117,000                      3,692,812
News Corp. Ltd., pfd.
265,309   2,021,251      903,781  6,885,438       1,169,090                      8,906,689
 Tele Celular Sul Participacoes SA,
 ADR, pfd.
  --             --        9,840    213,405           9,840                        213,405
 Tele Centro Oeste Celular Participacoes SA,
 ADR, pfd.
  --             --       32,799    129,146          32,799                        129,146
 Tele Centro Sul Participacoes SA,
 ADR, pfd.
  --             --       19,680  1,092,240          19,680                      1,092,240
 Tele Leste Celular Participacoes SA,
 ADR, pfd.
  --             --        1,968     58,548           1,968                         58,548
 Tele Nordeste Celular Participacoes SA,
 ADR, pfd.
  --             --       4,920     132,840           4,920                        132,840
 Tele Norte Celular Participacoes SA,
 ADR, pfd.
  --             --       1,968     53,259            1,968                         53,259
 Tele Norte Leste Participacoes SA,
 ADR, pfd.
  --            $--      98,400 $1,826,550           98,400                        $1,826,550
 Tele Sudeste Celular Participacoes SA,
 ADR, pfd.
  --             --      19,680    570,720           19,680                          570,720
 aTelecomunicacoes Brasileiras SA
 (Telebras), ADR, pfd.
41,800        2,613       98,400     6,150          140,200                            8,763
 Telemig Celular Participacoes SA,
 ADR, pfd.
                           4,920   121,155           4,920                           121,155
 Telesp Celular Participacoes SA,
 ADR, pfd.                39,360 1,052,880          39,360                         1,052,880
 Telesp Participacoes SA, ADR, pfd.
205,300   4,696,237       98,400 2,250,900         303,700                         6,947,137
         ------------           ------------                                ----------------
 Total Preferred Stocks
 (Cost $36,995,705)
         18,308,346             20,111,928                                       38,420,274
         ------------          ------------                                 ----------------



                         PRINCIPAL                PRINCIPAL              PRINCIPAL
                          AMOUNT*                  AMOUNT*                AMOUNT*
                        -----------              -----------            -----------
Bonds 1.2%
Alfa SA de CV:

 cvt., 8.00%, 9/15/00            --        --  $ 1,650,000    1,683,000   1,650,000    1,683,000
 cvt., 144A, 8.00%, 9/15/00      --        --    2,710,000    2,764,200   2,710,000    2,764,200
 AXA SA, cvt., 144A, 2.50%, 1/01/14
                         3,445,200EUR  3,574,026                          3,445,200EUR 3,574,026
 Government of Italy, cvt., 5.00%,
 6/28/01                         --        --    4,950,000    8,167,500   4,950,000    8,167,500
 RGC Ltd, zero coupon, 12/31/00  --        --    1,074,643AUD   284,523   1,074,643AUD   284,523
                                    ------------            ------------             -----------
 Total Bonds (Cost $16,745,694)  --   3,574,026              12,899,223               16,473,249
                                    ------------            ----------          ----------------
 Short Term Investments .4%
 Federal National Mortgage Association,
 4.71%, 7/13/99           3,585,000   3,579,253                           3,585,000    3,579,253
 U.S. Treasury Bill, 4.41%, 8/26/99
                                 --       --     1,407,000    1,397,716   1,407,000    1,397,716
                                    ------------           ------------          ---------------
 Total Short Term Investments
 (Cost $4,976,079)                   3,579,253                1,397,716                4,976,969
                                    ------------           ------------         ----------------
 Total before Repurchase Agreement
 (Cost $1,071,512,226)             631,530,448              700,887,189            1,332,417,637
                                    ------------          ------------          ----------------
 Repurchase Agreements 3.7%
 Barclays Bank PLC, 4.75%, 7/01/99
 (Maturity Value $21,330,814)
 Collateralized by U.S. Treasury Notes
 and Bonds                     --          --  21,328,000    21,328,000  21,328,000  21,328,000
 Deutsche Bank,AG, 4.75%, 7/01/99
 (Maturity Value $20,002,639)
 Collateralized by U.S. Treasury Notes
 and Bonds                     --          --  20,000,000    20,000,000  20,000,000  20,000,000
 Paine Webber Group Inc., 4.80%, 6/30/99
 (Maturity Value $10,029,337)
 Collateralized by U.S. Treasury Notes
 and Bonds              10,028,000 10,028,000        --             --   10,028,000  10,028,000
                                  ------------             ------------        ----------------
 Total Repurchase Agreements
 (Cost $51,356,000)                10,028,000                41,328,000            51,356,000
                                  ------------             ------------         ---------------
 Total Investments
 (Cost $1,122,868,226) 100.1%     640,842,610               742,215,189         1,383,057,799
 Other Assets, less Liabilities (.1%)
                                    7,020,893                (8,570,369)           (1,549,476)
                                  ------------             ------------        ----------------
 Total Net Assets 100.0%         $647,863,503              $733,644,820        $1,381,508,323
                                  ------------             ------------         ---------------


Currency Abbreviations:
AUD - Australian Dollar
EUR -European Unit*Securities traded in U.S. dollars unless otherwise indicated.

      See accompanying notes to pro forma combined financial statements.






Templeton Variable Products Series Fund - Templeton Stock Fund ("TVP Templeton Stock Fund") Franklin Templeton Variable Insurance Products Trust - Templeton Global Growth Fund ("VIP Templeton Global Growth Fund") Financial Statements


Pro forma combined Statements of Assets and Liabilities (unaudited)
June 30, 1999.


                                                                                  VIP Templeton
                                                                    VIP Templeton  Global
                                                       TVP Templeton   Fund        Growth
                                                            Stock    Global Growth Pro Forma
                                                            Fund         Fund      Combined
--------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
Cost                                                    $470,524,685 $600,987,541 $1,071,512,226
--------------------------------------------------------------------------------------------
Value                                                   630,814,610   700,887,189  1,331,701,799
 Repurchase Agreements, at value and cost               10,028,000     41,328,000     51,356,000
 Cash                                                    1,491,932      1,959,957      3,451,889
 Receivables:
Investment securities sold                                 120,620        230,944        351,564
Capital shares sold                                      3,225,239        749,832      3,975,071
Dividends and interest                                   2,928,716      3,759,218      6,687,934
--------------------------------------------------------------------------------------------
Total assets                                           648,609,117    748,915,140  1,397,524,257
Liabilities:
 Payables:
Investment securities purchased                                 --     14,267,674     14,267,674
Capital shares redeemed                                         --        408,130        408,130
Affiliates                                                 423,469        498,068        921,537
Custodian fees                                                  --         54,160         54,160
 Postage and mailing                                            --          1,062          1,062
 Deffered tax liability (Note 1j)                           61,431          --            61,431
 Accrued expenses                                          260,714          --           260,714
 Other liabilities                                              --         41,226         41,226
--------------------------------------------------------------------------------------------
Total liabilities                                          745,614     15,270,320     16,015,394
 Net assets, at value                                   $647,863,503 $733,644,820    $28,916,394
Class 1:
 Net assets, at value                                   $620,428,154 $732,163,775
--------------------------------------------------------------------------------------------
 Shares outstanding**                                     29,158,278   44,256,213     81,766,984
 Net asset value and offering price per share                $21.28       $16.54         $16.54
Class 2:
 Net assets, at value                                   $ 27,435,349 $ 1,481,045  $1,332,591,929
--------------------------------------------------------------------------------------------
 Shares outstanding**                                      1,293,337      89,660       1,750,395
 Net asset value and offering price per share                $21.21      $16.52          $16.52

**See note 2 in the accompanying notes to pro forma combined financial statements.

           See accompanying notes to pro forma combined financial statements.



TVP Templeton Stock Fund
VIP Templeton Global Growth Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)
                                                                                                                VIP TEMPLETON GLOBAL
                                                                                                                    GROWTH FUND
                                                TVP TEMPLETON STOCK FUND     VIP TEMPLETON GLOBAL GROWTH FUND  PRO FORMA COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES           VALUE       SHARES           VALUE        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    Common Stocks 92.1%
    Aerospace & Military Technology 2.6%

    Boeing Co.                                    182,500    $ 8,064,219        210,769     $ 9,313,355      393,269  $ 17,377,574
 a  Fairchild Corp., A                                                          204,957       2,613,202      204,957     2,613,202
    Raytheon Co., A                                   230         15,841        222,644      15,334,606      222,874    15,350,447
                                                            ------------                   ------------             ----------------
                                                               8,080,060                     27,261,163                 35,341,223
                                                            ------------                   ------------             ----------------
    Appliances & Household Durables 1.5%
    Guangdong Kelon Electrical
 Holdings. Ltd., H                              1,123,000      1,309,878                                   1,123,000     1,309,878
    Laox Co. Ltd.                                                               725,000       6,289,243      725,000     6,289,243
    Sony Corp.                                    124,100     13,379,916                                     124,100    13,379,916
                                                            ------------                   ------------             ----------------
                                                              14,689,794                      6,289,243                 20,979,037
                                                            ------------                   ------------             ----------------
    Automobiles 4.2%
    Autoliv Inc., SDR                                                           246,100       7,497,048      246,100     7,497,048
    Delphi Automotive Systems Corp.                                              41,935         778,418       41,935       778,418
    Fiat SpA                                    1,307,680      4,156,203      1,919,720       6,101,451    3,227,400    10,257,654
    Ford Motor Co.                                117,000      6,603,188         90,000       5,079,375      207,000    11,682,563
    General Motors Corp.                                                         60,000       3,960,000       60,000     3,960,000
    Volkswagen AG                                 102,400      6,607,371         63,000       4,065,082      165,400    10,672,453
    Volvo AB, B                                   269,200      7,804,964        171,900       4,983,927      441,100    12,788,891
                                                            ------------                   ------------             ----------------
                                                              25,171,726                     32,465,301                 57,637,027
                                                            ------------                   ------------             ----------------
    Banking 4.1%
    Australia & New Zealand Banking
 Group Ltd.                                       542,900      3,991,975                                     542,900     3,991,975
 a  Banca Nazionale Del Lavoro SpA                             1,781,960      5,619,505                    1,781,960     5,619,505
    Banque Nationale de Paris                      62,054      5,170,633                                      62,054     5,170,633
    Deutsche Bank AG, Br.                         100,700      6,137,331                                     100,700     6,137,331
    HSBC Holdings PLC                             153,404      5,595,331        223,724       8,160,216      377,128    13,755,547
    Kookmin Bank, GDR, 144A                                                     293,927       5,981,414      293,927     5,981,414
    Merita AS                                                                   320,600       1,821,704      320,600     1,821,704
    Shinhan Bank Co. Ltd.                                                       169,682       1,905,711      169,682     1,905,711
 a  Thai Farmers Bank Public Co. Ltd., fgn.                    1,492,300      4,613,483                    1,492,300     4,613,483
    Unibanco Uniao de Bancos
 Brasileiros SA, GDR                                                            149,000       3,585,313      149,000     3,585,313
    Unidanmark AS, A                               69,100      4,611,791                                      69,100     4,611,791
                                                            ------------                   ------------             ----------------
                                                              35,740,049                     21,454,358                 57,194,407
                                                            ------------                   ------------             ----------------
    Broadcasting & Publishing
    News Corp. Ltd., ADR                          112,400      3,969,125                                     112,400     3,969,125
    Television Broadcasts Ltd.                  1,023,000      4,799,319                                   1,023,000     4,799,319
                                                            ------------                   ------------             ----------------
                                                               8,768,444                             --                  8,768,444
                                                            ------------                   ------------             ----------------
    Building Materials & Components 1.5%
    Caradon PLC                                                               2,752,600       6,486,455    2,752,600     6,486,455
    Nichiha Corp.                                                               193,500       2,047,864      193,500     2,047,864
    Okumura Corp.                                                             2,093,000       7,781,312    2,093,000     7,781,312
 a  Siam City Cement Public Co. Ltd., fgn.                                    1,057,641       4,359,632    1,057,641     4,359,632
                                                            ------------                   ------------             ----------------
                                                                      --                     20,675,263                 20,675,263
                                                            ------------                   ------------             ----------------
    Business & Public Services 1.4%
 a  Complete Business Solutions Inc.                                             23,600         423,325       23,600       423,325
 a  Humana Inc.                                                                 250,000       3,234,375      250,000     3,234,375
    Kurita Water Industries Ltd.                  387,000      6,938,120                                     387,000     6,938,120
    Lex Service PLC                               221,020      2,032,804                                     221,020     2,032,804
    Waste Management Inc.                         135,917      7,305,539                                     135,917     7,305,539
                                                            ------------                   ------------             ----------------
                                                              16,276,463                      3,657,700                 19,934,163
                                                            ------------                   ------------             ----------------
    Chemicals 1.2%
    Akzo Nobel NV                                 195,200      8,213,014                                     195,200     8,213,014
    BASF AG                                                                      70,900       3,114,716       70,900     3,114,716
    Kemira OY                                                                   847,900       5,123,950      847,900     5,123,950
                                                            ------------                   ------------             ----------------
                                                               8,213,014                      8,238,666                 16,451,680
                                                            ------------                   ------------             ----------------

    Data Processing & Reproduction 1.6%
 a  3Com Corp.                                    215,800    $ 5,759,163        220,600     $ 5,887,263      436,400  $ 11,646,426
 a  Newbridge Networks Corp.                      274,200      7,883,250         74,000       2,127,500      348,200    10,010,750
                                                            ------------                   ------------             ----------------
                                                              13,642,413                      8,014,763                 21,657,176
                                                            ------------                   ------------             ----------------
    Electrical & Electronics 6.7%
 a  ABB Ltd.                                       79,406      7,425,049         55,976       5,234,150      135,382    12,659,199
    Alcatel SA                                     78,835     11,097,223             --              --       78,835    11,097,223
 a  Antec Corp.                                   345,500     11,077,594                                     345,500    11,077,594
    Catic Shenzhen Holdings Ltd., H                                           9,945,000       1,358,668    9,945,000     1,358,668
    Dongfang Electrical Machinery
 Co. Ltd., H                                           --             --      5,506,000         702,545    5,506,000       702,545
    General Electric Co. PLC                           --             --      1,160,300      11,796,499    1,160,300    11,796,499
    Hitachi Ltd.                                       --             --        603,500       5,659,059      603,500     5,659,059
    Koninklijke Philips Electronics NV            121,532     11,987,765             --              --      121,532    11,987,765
    Motorola Inc.                                 175,800     16,657,050        100,000       9,475,000      275,800    26,132,050
                                                            ------------                   ------------             ----------------
                                                              58,244,681                     34,225,921                 92,470,602
                                                            ------------                   ------------             ----------------
    Electronic Components & Instruments 1.4%
    BICC PLC                                           --             --      1,397,152       1,993,037    1,397,152     1,993,037
 a  Nanjing Panda Electronics Co. Ltd., H              --             --     17,794,000       1,720,036   17,794,000     1,720,036
    Hewlett-Packard Co.                            85,000      8,542,500             --              --       85,000     8,542,500
    Intel Corp.                                   121,400      7,223,300             --              --      121,400     7,223,300
                                                            ------------                   ------------             ----------------
                                                              15,765,800                      3,713,073                 19,478,873
                                                            ------------                   ------------             ----------------
    Energy Sources 4.1%
    MOL Magyar Olay-Es Gazipari RT,
 GDS 144A                                              --             --        256,358       6,139,774      256,358     6,139,774
    Norsk Hydro ASA                               185,300      6,990,676        117,000       4,413,973      302,300    11,404,649
    Perez Companc SA, B                           415,400      2,388,789             --              --      415,400     2,388,789
 a  Ranger Oil Ltd.                                    --             --        273,050       1,333,999      273,050     1,333,999
 a  Renaissance Energy Ltd.                            --             --        254,800       3,447,243      254,800     3,447,243
    Shell Transport & Trading Co. PLC                  --             --        608,900       4,561,327      608,900     4,561,327
    Societe Elf Aquitaine SA, Br.                  61,320      8,998,490         67,072       9,842,576      128,392    18,841,066
 a  Total Fina SA, B                               67,497      8,707,719             --              --       67,497     8,707,719
                                                            ------------                   ------------             ----------------
                                                              27,085,674                     29,738,892                 56,824,566
                                                            ------------                   ------------             ----------------
    Financial Services 5.1%
    AXA SA                                         57,091      6,964,902         92,702      11,309,319      149,793    18,274,221
    Fannie Mae                                    144,200      9,859,675             --              --      144,200     9,859,675
    ICICI Ltd., GDR, 144A                              --             --        396,700       4,086,010      396,700     4,086,010
    ING Groep NV                                  157,637      8,534,539        105,188       5,694,926      262,825    14,229,465
    Lend Lease Corp. Ltd.                         485,500      6,665,824             --              --      485,500     6,665,824
    Morgan Stanley, Dean Witter & Co.                                           103,100      10,567,750      103,100    10,567,750
    Nomura Securities Co. Ltd.                    623,000      7,293,382             --              --      623,000     7,293,382
                                                            ------------                   ------------             ----------------
                                                              39,318,322                     31,658,005                 70,976,327
                                                            ------------                   ------------             ----------------
    Food & Household Products 2.1%
    Archer-Daniels Midland Co.                    434,170      6,702,499        625,065       9,649,441    1,059,235    16,351,940
    IBP Inc.                                           --             --        272,543       6,472,896      272,543     6,472,896
    Northern Foods PLC                                 --             --      2,208,797       4,543,489    2,208,797     4,543,489
    Showa Sangyo Co.                                   --             --        958,000       1,994,514      958,000     1,994,514
                                                            ------------                   ------------             ----------------
                                                               6,702,499                     22,660,340                 29,362,839
                                                            ------------                   ------------             ----------------
    Forest Products & Paper 2.7%
 a  Asia Pulp & Paper Co. Ltd., ADR                29,000        279,125             --              --       29,000       279,125
    Assidoman AB                                       --             --        249,730       3,759,756      249,730     3,759,756
    Carter Holt Harvey Ltd.                     1,155,252      1,383,499        940,712       1,126,571    2,095,964     2,510,070
    Georgia Pacific Corp.                         214,800     10,176,150         68,000       3,221,500      282,800    13,397,650
    Georgia Pacific Timber Group                       --             --         34,000         858,500       34,000       858,500
    Metsa Serla OY, B                                  --             --        270,000       2,294,318      270,000     2,294,318
    Stora Enso OYJ, R                             427,800      4,588,141        559,700       6,002,764      987,500    10,590,905
    Stora Enso OYJ, R, fgn.                       313,540      3,392,811             --              --      313,540     3,392,811
                                                            ------------                   ------------             ----------------
                                                              19,819,726                     17,263,409                 37,083,135
                                                            ------------                   ------------             ----------------
    Health & Personal Care 3.7%
    Astrazeneca PLC                               152,291    $ 5,928,996             --             $--      152,291   $ 5,928,996
    Medeva PLC                                  2,761,300      4,526,579      1,614,200       2,646,146    4,375,500     7,172,725
    Novartis AG                                     2,236      3,264,968             --              --        2,236     3,264,968
    Nycomed Amersham PLC                          791,920      5,633,219             --              --      791,920     5,633,219
    Pharmacia & Upjohn Inc.                                                     218,900      12,436,256      218,900    12,436,256
    Rhone-Poulenc SA, A                           170,002      7,768,164             --              --      170,002     7,768,164
 a  Skyepharma PLC                              5,109,873      3,986,928             --              --    5,109,873     3,986,928
    Teva Pharmaceutical Industries
 Ltd., ADR                                        107,400      5,262,600                                     107,400     5,262,600
                                                            ------------                   ------------             ----------------
                                                              36,371,454                     15,082,402                 51,453,856
                                                            ------------                   ------------             ----------------
    Industrial Components 1.2%
    Goodyear Tire & Rubber Co.                     99,000      5,822,438             --              --       99,000     5,822,438
    Granges AB                                    379,525      6,428,088             --              --      379,525     6,428,088
    Yamato Kogyo Co. Ltd.                         539,000      3,923,158             --              --      539,000     3,923,158
                                                            ------------                   ------------             ----------------
                                                              16,173,684                             --                 16,173,684
                                                            ------------                   ------------             ----------------
    Insurance 6.2%
    Ace Ltd.                                      176,500      4,986,125        121,500       3,432,375      298,000     8,418,500
    AXA China Region Ltd.                       3,440,000      2,748,861                                   3,440,000     2,748,861
    HIH Insurance Ltd.                          2,303,465      2,851,125      2,244,429       2,778,053    4,547,894     5,629,178
    Muenchener Rueckversicherungs-
 Gesellschaft                                      13,445      2,533,156             --              --       13,445     2,533,156
 a  Muenchener Rueckversicherungs-
 Gesellschaft, 144A                                13,445      2,509,585             --              --       13,445     2,509,585
 a  Muenchener Rueckversicherungs-
 Gesellschaft, wts.                                   419         13,395             --              --          419        13,395
    Partnerre Ltd.                                144,400      5,396,950        127,900       4,780,263      272,300    10,177,213
    Reliastar Financial Corp.                     204,700      8,955,625         48,000       2,100,000      252,700    11,055,625
    Torchmark Corp.                               113,400      3,869,775        240,000       8,190,000      353,400    12,059,775
    XL Capital Ltd., A                             92,100      5,203,650             --              --       92,100     5,203,650
    UNUM Corp.                                                                   81,100       4,440,225       81,100     4,440,225
    Zurich Allied AG                               17,000      9,666,795         19,500      11,088,383       36,500    20,755,178
                                                            ------------                   ------------             ----------------
                                                              48,735,042                     36,809,299                 85,544,341
                                                            ------------                   ------------             ----------------
    Leisure & Tourism .3%
    Kuoni Reisen Holding AG, B                      1,065      4,106,957                             --        1,065     4,106,957
                                                            ------------              --    ------------             ---------------
    Machinery & Engineering 3.9%
    First Tractor Company Ltd., H                      --             --      6,860,000       2,033,549    6,860,000     2,033,549
    Invensys PLC                                1,621,958      7,682,582      2,244,442      10,631,046    3,866,400    18,313,628
    KCI Konecranes International PLC                   --             --        211,700       7,272,071      211,700     7,272,071
    Laird Group PLC                                    --             --      1,783,700       7,422,477    1,783,700     7,422,477
    Makita Corp.                                       --             --        653,000       7,385,633      653,000     7,385,633
    New Holland NV                                259,400      4,442,225             --              --      259,400     4,442,225
    VA Technologie AG, Br.                             --             --         25,900       2,346,411       25,900     2,346,411
    Valmet OY                                          --             --        392,800       4,455,811      392,800     4,455,811
                                                            ------------                   ------------             ----------------
                                                              12,124,807                     41,546,998                 53,671,805
                                                            ------------                   ------------             ----------------
    Merchandising 3.8%
    Coles Myer Ltd.                                    --             --      1,070,971       6,231,027    1,070,971     6,231,027
    Home Depot Inc.                               102,800      6,624,175             --              --      102,800     6,624,175
    Hudson's Bay Co.                                   --             --         67,100         756,508       67,100       756,508
    Marks & Spencer PLC                         1,067,200      6,156,729      1,516,900       8,751,070    2,584,100    14,907,799
    Matsuzakaya Co. Ltd.                               --             --         51,000         219,101       51,000       219,101
    Safeway PLC                                 1,305,220      5,220,510      1,738,498       6,953,499    3,043,718    12,174,009
    Sears Roebuck & Co.                                --             --        155,900       6,947,294      155,900     6,947,294
    Storehouse                                  2,067,800      4,449,020             --              --    2,067,800     4,449,020
                                                            ------------                   ------------             ----------------
                                                              22,450,434                     29,858,499                 52,308,933
                                                            ------------                   ------------             ----------------
    Metals & Mining 4.9%
    Anglo American Platinum Corp. Ltd.                 --             --        377,265       8,802,537      377,265     8,802,537
    Boehler-Uddeholm AG                                --             --         93,200       4,612,424       93,200     4,612,424
    Companhia Siderurgica Nacional Sid
 Nacional CSN                                          --             --    129,100,000       3,407,061  129,100,000     3,407,061
    Metals & Mining (cont.)
    Iluka Resources Ltd.                               --            $--        704,562     $ 1,523,100      704,562   $ 1,523,100
    Industrias Penoles SA                              --             --      1,104,000       3,218,281    1,104,000     3,218,281
    Iscor Ltd.                                         --             --      9,558,700       2,993,776    9,558,700     2,993,776
    Ispat International NV, A, Reg D              228,000      2,522,250              --           --       228,000      2,522,250
    Outokumpu OY, A                                    --             --        342,200       3,846,530      342,200     3,846,530
    Pechiney SA, A                                     --             --         84,279       3,622,511       84,279     3,622,511
    Pechiney SA, ADR                                   --             --        112,708       2,409,134      112,708     2,409,134
    Pohang Iron & Steel Co. Ltd.                       --             --        100,000      12,467,059      100,000    12,467,059
    WMC Ltd.                                    2,183,784      9,380,963      2,150,656       9,238,653    4,334,440    18,619,616
                                                            ------------                   ------------             ----------------
                                                              11,903,213                     56,141,066                 68,044,279
                                                            ------------                   ------------             ----------------
    Multi-Industry 5.0%
    Alfa SA de CV, A                            1,743,100      7,286,958                                   1,743,100     7,286,958
    Beijing Datang Power Generation
 Co. Ltd., H                                           --             --      6,860,000       2,210,379    6,860,000     2,210,379
    Broken Hill Proprietary Co. Ltd.                   --             --        867,854      10,052,585      867,854    10,052,585
    Cheung Kong Holdings Ltd.                     815,000      7,247,852      1,180,000      10,493,823    1,995,000    17,741,675
    DESC SA de CV DESC, B                       4,018,300      4,419,486             --              --    4,018,300     4,419,486
    DESC SA de CV DESC, C                             800            897             --              --          800           897
    Hutchison Whampoa Ltd.                        802,100      7,262,355        642,600       5,818,214    1,444,700    13,080,569
    La Cemento Nacional SA, GDR, 144A                  --             --          3,600         259,200        3,600       259,200
    La Cemento Nacional SA, GDR, Reg S                 --             --            400          28,800          400        28,800
    Pacific Dunlop Ltd.                                --             --      2,149,000       3,100,887    2,149,000     3,100,887
    Saab AB, B                                         --             --        296,997       2,305,552      296,997     2,305,552
    Saha Union Public Co. Ltd., fgn.                   --             --        574,400         257,020      574,400       257,020
    Swire Pacific Ltd., A                              --             --      1,421,800       7,036,754    1,421,800     7,036,754
    Swire Pacific Ltd., B                              --             --      1,304,000         974,784    1,304,000       974,784
                                                            ------------                   ------------             ----------------
                                                              26,217,548                     42,537,998                 68,755,546
                                                            ------------                   ------------             ----------------
    Real Estate 1.9%
    China Resources Beijing Land Ltd.                  --             --      4,652,000       1,067,241    4,652,000     1,067,241
    General Growth Properties                          --             --        164,500       5,839,750      164,500     5,839,750
    Hang Lung Development Co. Ltd.                     --             --      3,624,000       4,483,963    3,624,000     4,483,963
    Highwoods Properties Inc.                          --             --        164,900       4,524,444      164,900     4,524,444
    Inversiones y Representacion SA                    --             --      1,156,326       3,561,840    1,156,326     3,561,840
    Inversiones y Representacion SA, GDR               --             --          2,374          73,283        2,374        73,283
    National Health Investors Inc.                187,700      4,281,906        123,400       2,815,063      311,100     7,096,969
                                                            ------------                   ------------             ----------------
                                                                                             22,365,584                 26,647,490
                                                                                           ------------             ----------------
    Recreation & Other Consumer Goods .1%
 a  Fila Holding SpA, ADR                          60,600        715,838         60,600         715,838       60,600     1,431,676
                                                            ------------                   ------------             ----------------
    Telecommunications 8.3%
    AT&T Corp.                                         --             --         90,450       5,048,241       90,450     5,048,241
    Cia de Telecomunicaciones de
 Chile SA, ADR                                    117,300      2,903,175             --              --      117,300     2,903,175
    Embratel Participacoes SA                          --             --     27,300,000         205,626   27,300,000       205,626
 a  General Motors Corp., H                            --             --         66,000       3,712,500       66,000     3,712,500
    Hong Kong Telecommunications Ltd.           2,504,000      6,502,974      2,905,746       7,546,322    5,409,746    14,049,296
 a  Korea Telecom Corp., ADR                       88,900      3,556,000             --              --       88,900     3,556,000
 a  Mastec Inc.                                   340,323      9,614,125             --              --      340,323     9,614,125
    Nippon Telegraph & Telephone Corp.                675      7,863,103             --              --          675     7,863,103
    Nortel Networks Corp.                         120,460     10,457,434        138,000      11,980,125      258,460    22,437,559
    Telecom Argentina Stet-France SA, ADR              --             --        100,000       2,675,000      100,000     2,675,000
 a  Telecom Italia SpA                            763,200      7,913,763             --              --      763,200     7,913,763
    Telecomunicacoes Brasileiras SA, ADR           41,800      3,769,838             --              --       41,800     3,769,838
    Telefonica De Argentina SA, ADR                    --             --        217,000       6,808,375      217,000     6,808,375
 a  Telefonica SA                                 142,300      6,854,525             --              --      142,300     6,854,525
    Telefonos de Mexico SA (Telmex), ADR          117,500      9,495,469         92,900       7,507,481      210,400    17,002,950
    Telesp Participacoes SA                            --             --     44,600,000         579,991   44,600,000       579,991
                                                            ------------                   ------------             ----------------
                                                              68,930,406                     46,063,661                114,994,067
                                                            ------------                   ------------             ----------------


    Textiles & Apparel .5%
    Courtaulds Textiles PLC                            --            $--        734,300     $ 1,909,768      734,300   $ 1,909,768
 a  Fruit of the Loom Inc., A                          --             --        136,500       1,330,875      136,500     1,330,875
    Yizheng Chemical Fibre Co. Ltd., H                 --             --     13,356,000       3,485,813   13,356,000     3,485,813
                                                            ------------                   ------------             ----------------
                                                                      --                      6,726,456                  6,726,456
                                                            ------------                   ------------             ----------------
    Transportation 4.1%
    Air New Zealand Ltd., B                       700,100      1,446,833                                     700,100     1,446,833
    British Airways PLC                           928,000      6,414,174      1,205,032       8,328,970    2,133,032    14,743,144
    Canadian National Railway Co.                 113,800      7,690,345                        113,800                  7,690,345
    Firstgroup PLC                                592,500      3,236,046                                     592,500     3,236,046
    Koninklijke Frans Maas Groep NV                    --             --        160,970       4,813,994      160,970     4,813,994
    Koninklijke Nedlloyd Groep NV                      --             --        260,670       6,451,562      260,670     6,451,562
    Mayne Nickless Ltd., A                      1,388,800      4,752,513             --              --    1,388,800     4,752,513
    Peninsular & Oriental Steam
 Navigation Co.                                   294,200      4,426,309             --              --      294,200     4,426,309
    Singapore Airlines Ltd., fgn.                      --             --        944,600       8,988,264      944,600     8,988,264
                                                            ------------                   ------------             ----------------
                                                              27,966,220                     28,582,790                 56,549,010
                                                            ------------                   ------------             ----------------
    Utilities Electrical & Gas 7.3%
    Bses Ltd., GDR, 144A                               --             --        202,200       2,027,055      202,200     2,027,055
    Centrais Eletricas Brasileiras SA
 (Eletrobras), ADR                                514,400      4,901,843             --              --      514,400     4,901,843
    Electrabel SA                                      --             --         23,500       7,585,336       23,500     7,585,336
    Entergy Corp.                                      --             --        283,900       8,871,875      283,900     8,871,875
    Evn AG                                         58,920      8,615,918         35,400       5,176,570       94,320    13,792,488
    Hong Kong Electric Holdings Ltd.                   --             --      2,944,000       9,485,942    2,944,000     9,485,942
    Iberdrola SA, Br.                             486,500      7,410,132        744,700      11,342,909    1,231,200    18,753,041
    Korea Electric Power Corp.                         --             --        186,600       7,754,177      186,600     7,754,177
    National Grid Group PLC                            --             --      1,075,100       7,477,505    1,075,100     7,477,505
    National Power PLC                                 --             --        747,800       5,430,927      747,800     5,430,927
    Transportadora de Gas del Sur
 SA, ADR                                               --             --        386,900       3,627,188      386,900     3,627,188
    Veba AG                                       129,600      7,644,756         67,000       3,952,150      196,600    11,596,906
                                                            ------------                   ------------             ----------------
                                                              28,572,649                     72,731,634                101,304,283
                                                            ------------                   ------------             ----------------
    Total Common Stocks
 (Cost $1,012,794,748)                                       606,068,823                    666,478,322              1,272,547,145
                                                            ------------                   ------------             ----------------
    Preferred Stocks 2.8%
    Banco Bradesco SA, pfd.                            --             --    451,500,022       2,318,688  451,500,022     2,318,688
    Banco Itau SA, pfd.                         6,309,400      3,276,208                                   6,309,400     3,276,208
    Centrais Eletricas Brasileiras SA
 (Electrobras), ADR, pfd.                              --             --        176,400       1,796,713      176,400     1,796,713
    Centrais Geradoras Do Sul Do Brasil SA,
 ADR, pfd.                                             --             --         17,640          71,466       17,640        71,466
    Coteminas Cia Tecidos Norte
 de Minas, pfd.                                        --             --      1,952,000         164,848    1,952,000       164,848
    Embotelladora Andina SA, B, ADR, pfd.         302,900      4,619,225                        302,900                  4,619,225
    Embratel Participacoes SA, ADR, pfd.               --             --         98,400       1,365,300       98,400     1,365,300
 a  Empresa Nacional de Comercio Redito
 Participacoes, pfd.                                   --             --      1,952,000           1,682    1,952,000         1,682
    News Corp. Ltd., ADR, pfd.                    117,000      3,692,812                                     117,000     3,692,812
    News Corp. Ltd., pfd.                         265,309      2,021,251        903,781       6,885,438    1,169,090     8,906,689
    Tele Celular Sul Participacoes SA,
 ADR, pfd.                                             --             --          9,840         213,405        9,840       213,405
    Tele Centro Oeste Celular Participacoes SA,
 ADR, pfd.                                             --             --         32,799         129,146       32,799       129,146
    Tele Centro Sul Participacoes SA,
 ADR, pfd.                                             --             --         19,680       1,092,240       19,680     1,092,240
    Tele Leste Celular Participacoes SA,
 ADR, pfd.                                             --             --          1,968          58,548        1,968        58,548
    Tele Nordeste Celular Participacoes SA,
 ADR, pfd.                                             --             --          4,920         132,840        4,920       132,840
    Tele Norte Celular Participacoes SA,
 ADR, pfd.                                             --             --          1,968          53,259        1,968        53,259
    Tele Norte Leste Participacoes SA,
 ADR, pfd.                                             --            $--         98,400     $ 1,826,550       98,400   $ 1,826,550
    Tele Sudeste Celular Participacoes SA,
 ADR, pfd.                                             --             --         19,680         570,720       19,680       570,720
 a  Telecomunicacoes Brasileiras SA
 (Telebras), ADR, pfd.                             41,800          2,613         98,400           6,150      140,200         8,763
    Telemig Celular Participacoes SA,
 ADR, pfd.                                                                        4,920         121,155        4,920       121,155
    Telesp Celular Participacoes SA,
 ADR, pfd.                                                                       39,360       1,052,880       39,360     1,052,880
    Telesp Participacoes SA, ADR, pfd.            205,300      4,696,237         98,400       2,250,900      303,700     6,947,137
                                                            ------------                   ------------             ----------------
    Total Preferred Stocks
 (Cost $36,995,705)                                           18,308,346                     20,111,928                 38,420,274
                                                            ------------                   ------------             ----------------

                                                           PRINCIPAL                    PRINCIPAL                PRINCIPAL
                                                            AMOUNT*                      AMOUNT*                  AMOUNT*
                                          -----------                 -----------                -----------
    Bonds 1.2%
    Alfa SA de CV:
    cvt., 8.00%, 9/15/00                               --             --    $ 1,650,000       1,683,000    1,650,000     1,683,000
    cvt., 144A, 8.00%, 9/15/00                         --             --      2,710,000       2,764,200    2,710,000     2,764,200
    AXA SA, cvt., 144A, 2.50%, 1/01/14          3,445,200            EUR      3,574,026       3,445,200EUR               3,574,026
    Government of Italy, cvt., 5.00%,
 6/28/01                                               --             --      4,950,000       8,167,500    4,950,000     8,167,500
    RGC Ltd, zero coupon, 12/31/00                     --      1,074,643 AUD    284,523       1,074,643AUD                 284,523
                                                        --   ------------                   ------------             ---------------
    Total Bonds (Cost $16,745,694)                      --      3,574,026                   12,899,223                  16,473,249
                                                            ------------                   ------------             ----------------
    Short Term Investments .4%
    Federal National Mortgage Association,
 4.71%, 7/13/99                                 3,585,000      3,579,253                                   3,585,000     3,579,253
    U.S. Treasury Bill, 4.41%, 8/26/99                 --             --      1,407,000       1,397,716    1,407,000     1,397,716
                                                            ------------                   ------------             ----------------
    Total Short Term Investments
 (Cost $4,976,079)                                             3,579,253                      1,397,716                  4,976,969
                                                            ------------                   ------------             ----------------
    Total before Repurchase Agreement
 (Cost $1,071,512,226)                                       631,530,448                    700,887,189              1,332,417,637
                                                            ------------                   ------------             ----------------
    Repurchase Agreements 3.7%
    Barclays Bank PLC, 4.75%, 7/01/99
 (Maturity Value $21,330,814)
    Collateralized by U.S. Treasury Notes
 and Bonds                                             --             --     21,328,000      21,328,000   21,328,000    21,328,000
    Deutsche Bank,AG, 4.75%, 7/01/99
 (Maturity Value $20,002,639)
    Collateralized by U.S. Treasury Notes
 and Bonds                                             --             --     20,000,000      20,000,000   20,000,000    20,000,000
    Paine Webber Group Inc., 4.80%, 6/30/99
 (Maturity Value $10,029,337)
    Collateralized by U.S. Treasury Notes
 and Bonds                                     10,028,000     10,028,000             --              --   10,028,000    10,028,000
                                                            ------------                   ------------             ----------------
    Total Repurchase Agreements
 (Cost $51,356,000)                                           10,028,000                     41,328,000                 51,356,000
                                                            ------------                   ------------             ----------------
    Total Investments
 (Cost $1,122,868,226) 100.1%                                640,842,610                    742,215,189              1,383,057,799
    Other Assets, less Liabilities (.1%)                       7,020,893                     (8,570,369)                (1,549,476)
                                                            ------------                   ------------             ----------------
    Total Net Assets 100.0%                                 $647,863,503                   $733,644,820             $1,381,508,323
                                                            ------------                   ------------             ----------------

 Currency Abbreviations:
 AUD  -     Australian Dollar
 EUR  -European Unit*Securities traded in U.S. dollars unless otherwise indicated.

                     See accompanying notes to pro forma combined financial statements.


Templeton Variable Products Series Fund - Templeton Stock Fund ("TVP Templeton Stock Fund")
Franklin Templeton Variable Insurance Products Trust - Templeton Global Growth Fund
 ("VIP Templeton Global Growth Fund")
Financial Statements


Pro forma combined Statements of Assets and Liabilities (unaudited)
June 30, 1999

                                                                                                 VIP Templeton
                                                                                                 Global Growth
                                                                     TVP Templeton  VIP Templeton    Fund
                                                                         Stock      Global Growth  Pro Forma
                                                                         Fund           Fund       Combined
---------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
Cost                                                               $470,524,685  $600,987,541 $1,071,512,226
---------------------------------------------------------------------------------------------------------------
Value                                                               630,814,610   700,887,189  1,331,701,799
 Repurchase Agreements, at value and cost                            10,028,000    41,328,000     51,356,000
 Cash                                                                 1,491,932     1,959,957      3,451,889
 Receivables:
Investment securities sold                                              120,620       230,944        351,564
Capital shares sold                                                   3,225,239       749,832      3,975,071
Dividends and interest                                                2,928,716     3,759,218      6,687,934
---------------------------------------------------------------------------------------------------------------
Total assets                                                        648,609,117   748,915,140  1,397,524,257
Liabilities:
 Payables:
Investment securities purchased                                              --    14,267,674     14,267,674
Capital shares redeemed                                                      --       408,130        408,130
Affiliates                                                              423,469       498,068        921,537
Custodian fees                                                               --        54,160         54,160
 Postage and mailing                                                         --         1,062          1,062
 Deffered tax liability (Note 1j)                                        61,431            --         61,431
 Accrued expenses                                                       260,714            --        260,714
 Other liabilities                                                           --        41,226         41,226
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                       745,614    15,270,320     16,015,394
 Net assets, at value                                              $647,863,503  $733,644,820    $28,916,394
Class 1:
 Net assets, at value                                              $620,428,154  $732,163,775
---------------------------------------------------------------------------------------------------------------
 Shares outstanding**                                                29,158,278    44,256,213     81,766,984
 Net asset value and offering price per share                            $21.28        $16.54         $16.54
Class 2:
 Net assets, at value                                              $ 27,435,349   $ 1,481,045 $1,332,591,929
---------------------------------------------------------------------------------------------------------------
 Shares outstanding**                                                 1,293,337        89,660      1,750,395
 Net asset value and offering price per share                            $21.21        $16.52         $16.52
**See note 2 in the accompanying notes to pro forma combined financial statements.

                     See accompanying notes to pro forma combined financial statements.
TVP Templeton Stock Fund
VIP Templeton Global Growth Fund
Financial Statements (continued)


Pro forma combined Statements of Operations for the six months ended June 30, 1999 (unaudited)

                                                                                                 VIP Templeton
                                                                                                 Global Growth
                                                       TVP Templeton VIP Templeton                   Fund
                                                           Stock     Global Growth    Proforma     Pro Forma
                                                           Fund          Fund        Adjustments   Combined
---------------------------------------------------------------------------------------------------------------
Investment income:+
 Dividends                                            $ 7,766,878   $11,344,030           $--   $ 19,110,908
 Interest                                                 193,686     1,288,395            --      1,482,081
---------------------------------------------------------------------------------------------------------------
Total investment income                                 7,960,564    12,632,425            --     20,592,989
Expenses:
 Management fees                                        2,219,871     2,983,965        164,004a    5,367,840
 Administrative fees                                      307,861            --      (307,861)b           --
 Distribution fees - Class 2                               30,831           442           (75)c       31,198
 Custodian fees                                            47,000       111,000            --        158,000
 Reports to shareholders                                   56,000        33,100            --         89,100
 Professional fees                                         13,400        15,600            --         29,000
 Trustees' fees and expenses                                   --         2,800            --          2,800
 Other                                                        551         6,134            --          6,685
---------------------------------------------------------------------------------------------------------------
Total expenses                                          2,675,514     3,153,041      (143,932)     5,684,623
Net investment loss                                     5,285,050     9,479,384      (143,932)    14,908,366
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
Investments                                            17,509,630    17,344,632            --     34,854,262
Foreign currency transactions                            (447,977)     (506,819)           --       (954,796)
---------------------------------------------------------------------------------------------------------------
Net realized gain                                      17,061,653    16,837,813            --     33,899,466
 Net unrealized appreciation (depreciation) on:
Investments                                            53,008,541    54,339,968            --    107,348,509
Deferred taxes                                            (61,431)           --            --        (61,431)
---------------------------------------------------------------------------------------------------------------
Net unrealized gain                                    52,947,110    54,339,968                  107,287,078
Net realized and unrealized gain                       70,008,763    71,177,781            --    141,186,544
Net increase in net assets resulting from operations                $75,293,813   $80,657,165      $(143,932)
$156,094,910


aPro Forma adjustment for difference in Management fee schedule.
bPro Forma adjustment for difference in Administrative fee schedule.
cPro Forma adjustment for difference in 12B-1 agreement. The 12B-1 fee rate reflected in the Pro Forma
Combined is 0.25% of the average net assets.
+Net of foreign taxes of $752,149 and $1,090,514 for TVP Templeton Stock Fund and VIP Templeton Global Growth
Fund, respectively.

See accompanying notes to pro forma combined financial statements.

VIP - Templeton Global Growth Fund
TVP - Templeton Stock Fund







Notes to Pro forma combined Statements (unaudited)


1. Basis of Combination

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Templeton Variable Products Series Fund - Templeton Stock Fund ("TVP-Templeton Stock Fund"), the Franklin Templeton Variable Insurance Products Trust - Templeton Global Growth Fund ("VIP
- Templeton Global Growth Fund") will acquire all the net assets of the TVP - Templeton Stock Class 1 and 2 in exchange for the Classes 1 and 2 shares, respectively, shares of VIP - Templeton Global Growth Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of TVP - Templeton Stock Fund June 30, 1999 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the TVP - Templeton Stock and VIP - Templeton Global Growth for the period January 1, 1999 to June 30, 1999 as though the merger occurred on January 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.



2. Capital Shares:

The number of Class 1 and 2 shares issued was calculated by dividing the Class 1 and 2 net assets of the TVP - Templeton Stock at June 30, 1999 by the Class 1 and 2 net asset value per share of the VIP - Templeton Global Growth , respectively at June 30, 1999.



                                                                          <<
TVP Templeton Asset Allocation Fund
VIP Templeton Global Asset Allocation Fund
Pro forma combined Statement of Investments, June 30, 1999 (unaudited)


                                                                                                                  VIP Templeton
                                                         TVP Templeton                 VIP Templeton   Global Asset Allocation Fund
                                                     Asset Allocation Fund     Global Asset Allocation Fund    Pro Forma Combined
---------------------------------------------------------------------------------------------------------------
                                                     SHARES       VALUE          SHARES           VALUE      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------

    Common Stocks 74.5%>>
<<
    Aerospace & Military Technology 1.0%
    Alvis Plc.                                         --            $--        140,990       $ 382,243      140,990     $ 382,243
    Boeing Co.                                         --             --         21,217         937,526       21,217       937,526
    Hong Kong Aircraft Engineering
 Co. Ltd.                                              --             --        363,200         702,166      363,200       702,166
    Kaman Corp., A                                     --             --         40,300         632,206       40,300       632,206
    Raytheon Co., A                                    --             --         17,615       1,213,233       17,615     1,213,233
    Rolls-Royce PLC                               770,000      3,261,838        121,085         512,935      891,085     3,774,773
                                                            ------------                   ------------             ----------------
                                                               3,261,838                      4,380,309                  7,642,147
                                                            ------------                   ------------             ----------------
    Appliances & Household Durables 1.4%
    Laox Co. Ltd.                                      --             --         70,000         607,237       70,000       607,237
    Sony Corp.                                     92,400      9,962,161             --              --       92,400     9,962,161
                                                            ------------                   ------------             ----------------
                                                               9,962,161                        607,237                 10,569,398
                                                             ------------                ------------              ----------------
    Automobiles 4.6%
    Autoliv Inc.                                  246,900      7,468,725             --              --      246,900     7,468,725
    Autoliv Inc., SDR                             129,000      3,929,781             --              --      129,000     3,929,781
    Delphi Automotive Systems Corp.                                                               1,887       35,030         1,887
35,030
    Fiat SpA                                    2,361,700      7,506,197             --              --    2,361,700     7,506,197
    Ford Motor Co.                                 84,000      4,740,750             --              --       84,000     4,740,750
    General Motors Corp.                           40,000      2,640,000          2,700         178,200       42,700     2,818,200
    Volvo AB, B                                   260,000      7,538,226             --              --      260,000     7,538,226
                                                            ------------                   ------------             ----------------
                                                              33,823,679                        213,230                 34,036,909
                                                            ------------                   ------------             ----------------
    Banking 4.8%
*Banca Nazionale Del Lavoro SpA                                                 225,160         710,054      225,160       710,054
*Bangkok Bank Public Co. Ltd., fgn.                                                             193,400      723,775       193,400
723,775
    Canadian Imperial Bank of Commerce                           140,000      3,357,704              --           --       140,000
3,357,704
    Den Norske Bank                             2,178,900      7,196,113             --              --    2,178,900     7,196,113
    Deutsche Bank AG, Br.                         121,400      7,398,928             --              --      121,400     7,398,928
    Foreningssparbanken AB, A                     170,700      2,409,315             --              --      170,700     2,409,315
    Merita AS                                   2,453,000     13,938,362             --              --    2,453,000    13,938,362
                                                            ------------                   ------------             ----------------
                                                              34,300,422                      1,433,829                 35,734,251
                                                            ------------                   ------------             ----------------
    Broadcasting & Publishing .2%
    South China Morning Post Ltd.                              2,821,000      1,581,594              --           --     2,821,000
1,581,594
                                                            ------------                   ------------             ----------------
    Building Materials & Components .5%
    Caradon PLC                                        --             --        295,300         695,869      295,300       695,869
    Gujarat Ambuja Cements Ltd.                        --             --            200           1,476          200         1,476
    Gujarat Ambuja Cements Ltd.,
 GDR, 144A                                             --             --         14,600         119,720       14,600       119,720
    Pioneer International Ltd.                    969,005      2,469,334                                     969,005     2,469,334
    Plettac AG                                         --             --          5,192         263,428        5,192       263,428
                                                            ------------                   ------------             ----------------
                                                               2,469,334                      1,080,493                  3,549,827
                                                            ------------                   ------------             ----------------
    Business & Public Services 1.6%
    Columbia HCA Healthcare Corp.                                     --             --          13,600      310,250        13,600
310,250
 a  Humana Inc.                                        --             --         18,200         235,463       18,200       235,463
    Kurita Water Industries Ltd.                  432,000      7,744,878             --              --      432,000     7,744,878
    Laidlaw Inc.                                  549,130      4,049,834             --              --      549,130     4,049,834
 a  Lifepoint Hospitals Inc.                           --             --            716           9,618          716         9,618
 a  Triad Hospitals Inc.                               --             --            715           9,653          715         9,653
                                                            ------------                   ------------             ----------------
                                                              11,794,712                        564,984                 12,359,696
                                                            ------------                   ------------             ----------------
    Chemicals 1.7%
    Akzo Nobel NV                                  98,800      4,156,997         12,105         509,316      110,905     4,666,313
    DSM NV, Br.                                    25,000      2,681,242             --              --       25,000     2,681,242
    Hoechst AG                                    118,200      5,326,740             --              --      118,200     5,326,740
    Shanghai Petrochemical Co. Ltd., H                                          834,000          196,707     834,000       196,707
                                                            ------------                   ------------             ----------------
                                                              12,164,979                        706,023                 12,871,002
                                                            ------------                   ------------             ----------------
    Data Processing & Reproduction .9%
 a  3Com Corp.                                    240,800      6,426,350         25,400         677,863      266,200     7,104,213
                                                            ------------                   ------------             ----------------



    Electrical & Electronics 4.7%
    Alcatel SA                                     92,119   $ 12,967,148                                      92,119  $ 12,967,148
    Alcatel SA, ADR                               185,738      5,270,316                                     185,738     5,270,316
    General Electric Co. PLC                                                    101,500     $ 1,031,927      101,500     1,031,927
    Koninklijke Philips Electronics NV             56,856      5,608,205         10,396       1,025,448       67,252     6,633,653
    Motorola Inc.                                  94,000      8,906,500          4,310         408,373       98,310     9,314,873
                                                            ------------                   ------------             ----------------
                                                              32,752,169                      2,465,748                 35,217,917
                                                            ------------                   ------------             ----------------
    Electronic Components & Instruments 2.6%
    Hewlett-Packard Co.                           106,000     10,653,000             --              --      106,000    10,653,000
    Intel Corp.                                   144,000      8,568,000             --              --      144,000     8,568,000
                                                            ------------                   ------------             ----------------
                                                              19,221,000                             --                 19,221,000
                                                            ------------                                            ----------------
    Energy Equipment & Services .1%
    Sunoco Inc.                                        --             --         17,500         528,281       17,500       528,281
                                                            ------------                   ------------             ----------------
    Energy Sources 4.3%
 a  Consol Energy                                 584,000      7,008,000             --              --      584,000     7,008,000
 a  Ranger Oil Ltd.                             1,153,490      5,695,357             --              --    1,153,490     5,695,357
 a  Rao Gazprom, Reg S, ADR                            --             --         14,201         160,116       14,201       160,116
 a  Renaissance Energy Ltd.                       549,350      7,432,272             --              --      549,350     7,432,272
    MOL Magyar Olay-Es Gazipari RT,
 GDS 144A                                              --             --         12,107         289,963       12,107       289,963
    Shell Transport & Trading Co. PLC            1,525,600     11,428,413                                  1,525,600    11,428,413
    Societe Elf Aquitaine SA, Br.                       --             --         1,805         264,877        1,805       264,877
                                                            ------------                   ------------             ----------------
                                                              31,564,042                        714,956                 32,278,998
                                                            ------------                   ------------             ----------------
    Financial Services 5.1%
    AXA SA                                         97,600     11,906,858         11,271       1,375,022      108,871    13,281,880
    ING Groep NV                                  222,100     12,024,595         13,432         727,215      235,532    12,751,810
    Nomura Securities Co. Ltd.                  1,000,600     11,713,898             --              --    1,000,600    11,713,898
                                                            ------------                   ------------             ----------------
                                                              35,645,351                      2,102,237                 37,747,588
                                                            ------------                   ------------             ----------------
    Food & Household Products .1%
    Archer-Daniels Midland Co.                         --             --         29,547         456,132       29,547       456,132
                                                            ------------                   ------------             ----------------
    Forest Products & Paper 1.5%
    Assidoman AB                                   90,000      1,761,468                                      90,000     1,761,468
    Cartiere Burgo SpA                                 --             --         34,500         221,615       34,500       221,615
    Georgia Pacific Corp.                              --             --          5,000         236,875        5,000       236,875
    International Paper Co.                        50,000      2,525,000             --              --       50,000     2,525,000
    Mo Och Domsjoe AB, B                               --             --          9,575         222,989        9,575       222,989
    Stora Enso OYJ, R                             225,000      2,413,117             --              --      225,000     2,413,117
    Stora Enso OYJ, R, fgn.                       326,569      3,533,798             --              --      326,569     3,533,798
                                                            ------------                   ------------             ----------------
                                                              10,233,383                        681,479                 10,914,862
                                                            ------------                   ------------             ----------------
    Health & Personal Care 4.7%
    Medeva PLC                                  4,572,675      7,495,952             --              --    4,572,675     7,495,952
    Ono Pharmaceutical Co Ltd.                    247,000      8,427,875             --              --      247,000     8,427,875
    Rhone-Poulenc SA, A                           201,800      9,221,159          9,870         451,005      211,670     9,672,164
    Teva Pharmaceutical Industries
 Ltd., ADR                                        197,200      9,662,800             --              --      197,200     9,662,800
                                                            ------------                   ------------             ----------------
                                                              34,807,786                        451,005                 35,258,791
                                                            ------------                   ------------             ----------------
    Industrial Components .3%
    Goodyear Tire & Rubber Co.                         --             --          3,600         211,725        3,600       211,725
    Madeco Manufacturera de Cobre
 SA, ADR                                          162,500      1,645,313         18,685         189,186      181,185     1,834,499
    Weir Group PLC                                     --             --        123,370         517,266      123,370       517,266
                                                            ------------                   ------------             ----------------
                                                               1,645,313                        918,177                  2,563,490
                                                            ------------                   ------------             ----------------
    Insurance 5.0%
    Ace Ltd.                                           --             --         25,200         711,900       25,200       711,900
    Aetna Inc.                                     16,700      1,493,606          7,190         643,056       23,890     2,136,662
    Allstate Corp.                                 80,000      2,870,000             --              --       80,000     2,870,000
    AXA China Region Ltd.                              --             --        489,000         390,754      489,000       390,754
    Partnerre Ltd.                                     --             --         17,500         654,063       17,500       654,063
    Reinsurance Australia Corp. Ltd.              829,055        691,428        375,684         313,319    1,204,739     1,004,747
    Insurance (cont.)
    Reliastar Financial Corp.                          --            $--         18,310       $ 801,063       18,310     $ 801,063
    SCOR SA                                            --             --         18,000         892,853       18,000       892,853
    Torchmark Corp.                                90,000      3,071,250         22,400         764,400      112,400     3,835,650
    UNUM Corp.                                                                   18,530       1,014,518       18,530     1,014,518
    Waddell & Reed Financial Inc., B                                                              5,485      148,095         5,485
148,095
    XL Capital Ltd., A                            179,400     10,136,100             --              --      179,400    10,136,100
    Zurich Allied AG                               20,400     11,600,154          1,390         790,403       21,790    12,390,557
                                                            ------------                   ------------             ----------------
                                                              29,862,538                      7,124,424                 36,986,962
                                                            ------------                   ------------             ----------------
    Leisure & Tourism .1%
    Mandarin Oriental International Ltd.                              --             --         524,000      461,120       524,000
461,120
                                                            ------------                   ------------             ----------------
    Machinery & Engineering .3%
    Invensys PLC                                       --             --        186,454         883,160      186,454       883,160
    Makita Corp.                                       --             --         59,000         667,308       59,000       667,308
    Mckechnie Group PLC                                --             --        101,800         779,041      101,800       779,041
                                                            ------------                   ------------             ----------------
                                                                      --                      2,329,509                  2,329,509
                                                            ------------                   ------------             ----------------
    Merchandising 2.4%
    Best Denki Co. Ltd.                                                          24,000         190,549       24,000       190,549
    Dairy Farm International Holdings Ltd.                     1,000,000      1,200,000                                  1,000,000
1,200,000
    David Jones Ltd.                                                            345,909         338,857      345,909       338,857
    Marks & Spencer PLC                         1,232,600      7,110,930                                   1,232,600     7,110,930
    Matsuzakaya Co. Ltd.                                                        115,000         494,052      115,000       494,052
    Sears Roebuck & Co.                            42,000      1,871,625             --              --       42,000     1,871,625
    Storehouse                                  3,079,116      6,624,938             --              --    3,079,116     6,624,938
                                                            ------------                   ------------             ----------------
                                                              16,807,493                      1,023,458                 17,830,951
                                                            ------------                   ------------             ----------------
    Metals & Mining 1.8%
    Anglo American Platinum Corp. Ltd.                                --            402           9,380          402         9,380
    British Steel PLC, ADR                        394,300     10,276,444                                     394,300    10,276,444
    Companhia Siderurgica Nacional Sid
 Nacional CSN                                          --             --     16,300,000         430,171   16,300,000       430,171
    Companhia Siderurgica Nacional Sid
 Nacional CSN, ADR                                     --             --          7,700         202,125        7,700       202,125
    Elkem ASA, A                                       --             --         49,700         883,836       49,700       883,836
    Industrias Penoles SA                              --             --        168,200         490,321      168,200       490,321
    Pohang Iron & Steel Co. Ltd.                       --             --          6,690         834,046        6,690       834,046
                                                            ------------                   ------------             ----------------
                                                              10,276,444                      2,849,879                 13,126,323
                                                            ------------                   ------------             ----------------
    Misc Materials & Commodities .6%
    Agrium Inc.                                   517,000      4,556,063             --              --      517,000     4,556,063
                                                            ------------                   ------------             ----------------
    Multi-Industry 3.5%
    Alfa SA de CV, A                            1,150,000      4,807,528        127,251         531,968    1,277,251     5,339,496
    Broken Hill Proprietary Co. Ltd.                  --             --          75,894         879,100      75,894        879,100
    Cheung Kong Holdings Ltd.                     600,000      5,335,842         89,500         795,930      689,500     6,131,772
    Elementis PLC                                      --             --         82,194         136,683       82,194       136,683
    Hunting PLC                                        --             --        261,410         607,767      261,410       607,767
    Hutchison Whampoa Ltd.                             --             --         79,000         715,280       79,000       715,280
    Pilkington PLC                                     --             --        454,300         643,977      454,300       643,977
    Saab AB, B                                         --             --         54,400         422,301       54,400       422,301
    Swire Pacific Ltd., A                       2,200,000     10,888,212             --              --    2,200,000    10,888,212
    Swire Pacific Ltd., B                              --                       945,000         706,419      945,000       706,419
                                                            ------------                   ------------             ----------------
                                                              21,031,582                      5,439,425                 26,471,007
                                                            ------------                   ------------             ----------------
    Real Estate .3%
    Highwoods Properties Inc.                          --             --         16,600         455,463       16,600       455,463
    Hon Kwok Land Investment Co. Ltd.                  --             --       1,226,456      126,458      1,226,456       126,458
    New World Development Co. Ltd.                303,543        909,590              --           --       303,543        909,590
    Rouse Co.                                          --             --         13,500         342,563       13,500       342,563
    Summit Properties Inc.                             --             --         15,000         296,250       15,000       296,250
    Union du Credit Bail Immobilier Unibail            --             --           2,500      319,944         2,500        319,944
                                                            ------------                   ------------             ----------------
                                                                 909,590                      1,540,678                  2,450,268
                                                            ------------                   ------------             ----------------
    Recreation & Other Consumer Goods .1%
    Yue Yuen Industrial (Holdings) Ltd.                --             --         190,140      438,661       190,140        438,661
                                                            ------------                   ------------             ----------------
    Telecommunications 9.7%
    AT&T Corp.                                    181,500   $ 10,129,969             --          $--      181,500  $ 10,129,969
 a  Cable & Wireless Optus Ltd., 144A           2,768,640      6,304,025             --           --     2,768,640    6,304,025
    Hong Kong Telecommunications Ltd.           2,588,400      6,722,164       291,700      757,555    2,880,100      7,479,719
 a  Korea Telecom Corp., ADR                       97,400      3,896,000             --              --       97,400     3,896,000
    Nippon Telegraph & Telephone Corp.                860     10,018,176              --           --           860     10,018,176
    PT Indosat, ADR                               159,400      3,108,300             --              --      159,400     3,108,300
 a  Rostelecom, ADR                                    --             --         25,300         248,256       25,300       248,256
    Telecom Argentina Stet-France SA, ADR              --             --           4,000      107,000         4,000        107,000
 a  Telecom Italia SpA, di Risp                 1,200,000      6,527,792             --              --    1,200,000     6,527,792
    Telefonica de Argentina SA, ADR               315,000      9,883,125              --           --       315,000      9,883,125
    Telefonica de Argentina SA, B, ADR                                            13,120      411,640        13,120        411,640
    Telefonica del Peru SA, ADR                   131,800      1,993,475             --              --      131,800     1,993,475
    Telefonos de Mexico SA (Telmex), ADR          142,800     11,540,025              --           --       142,800     11,540,025
    Telefonos de Mexico SA (Telmex), L, ADR            --             --           6,709      542,171         6,709        542,171
    Telesp Celular Participacoes SA            22,228,000        120,494                                 22,228,000        120,494
    Telesp Participacoes SA                    22,228,000        289,059                                  22,228,000       289,059
                                                            ------------                   ------------             ----------------
                                                              70,532,604                      2,066,622                 72,599,226
                                                            ------------                   ------------             ----------------
    Textiles & Apparel .3%
 a  Fruit of the Loom Inc., A                     160,000      1,560,000         12,450         121,388      172,450     1,681,388
    Yizheng Chemical Fibre Co. Ltd., H                 --             --      1,332,000         347,642     1,332,000347,642
                                                            ------------                   ------------             ----------------
                                                               1,560,000                        469,030                  2,029,030
                                                            ------------                   ------------             ----------------
    Transportation 4.4%
    Air New Zealand Ltd., B                       274,000        566,251                                     274,000       566,251
    British Airways PLC                         1,808,900     12,502,800         71,020         490,878    1,879,920    12,993,678
 a  Fritz Cos. Inc.                               350,000      3,762,500             --              --      350,000     3,762,500
    Mayne Nickless Ltd., A                      1,730,400      5,921,477             --              --    1,730,400     5,921,477
    Peninsular & Oriental Steam
 Navigation Co.                                   580,000      8,726,238             --              --      580,000     8,726,238
    Singapore Airlines Ltd., fgn.                                                102,000       970,573       102,000       970,57
                                                            ------------                   ------------             ----------------
                                                              31,479,266                      1,461,451                 32,940,717
                                                            ------------                   ------------             ----------------
    Utilities Electrical & Gas 5.9%
    Centrica PLC                                2,880,000      6,775,322             --              --    2,880,000     6,775,322
    Endesa SA                                     122,000      2,601,794             --              --      122,000     2,601,794
    Endesa SA, ADR                                 88,000      1,870,000             --              --       88,000     1,870,000
    Gener SA, ADR                                 287,050      5,095,138             --              --      287,050     5,095,138
    Hong Kong Electric Holdings Ltd.            2,001,500      6,449,087         130,000      418,877     2,131,500      6,867,964
    Iberdrola SA, Br.                              85,000      1,294,679                                      85,000     1,294,679
    Korea Electric Power Corp.                    196,000      8,144,795         19,280         801,182      215,280     8,945,977
    National Grid Group PLC                                                      79,730         554,536       79,730       554,536
    Veba AG                                       173,800     10,251,995             --              --      173,800    10,251,995
                                                            ------------                   ------------             ----------------
                                                              42,482,810                      1,774,595                 44,257,405
                                                            ------------                   ------------             ----------------
    Total Common Stocks
 (Cost $465,856,909)                                         511,152,503                     44,960,835                556,113,338
                                                            ------------                   ------------             ----------------
    Preferred Stocks 4.3%
    Banco Bradesco SA, pfd.                   767,000,000      3,938,944    121,758,350         625,293  888,758,350     4,564,237
    Cia Energetica de Minas Gerais Cemig,
 ADR, pfd.                                             --             --          9,178         193,825        9,178       193,825
    Cia Vale do Rio Doce, A, pfd.                      --             --          13,400      266,088        13,400        266,088
    Cia Vale do Rio Doce, A, ADR, pfd.            371,400      7,375,019          15,100      299,846       386,500      7,674,865
    Coteminas Cia Tecidos Norte
 de Minas, pfd.                                        --             --        599,000          50,586      599,000        50,586
    Embratel Participacoes SA, ADR, pfd.          121,000      1,678,875                                    121,000      1,678,875
 a  Empresa Nacional de Comercio Redito
 Participacoes, pfd.                                   --             --        275,000             237      275,000           237
    Moebel Walther AG, pfd.                       119,092      1,848,339             --              --      119,092     1,848,339
    News Corp. Ltd., pfd.                         850,000      6,475,708             --              --      850,000     6,475,708
    Petroleo Brasileiro SA, pfd.               36,000,000      5,649,073             --              --   36,000,000     5,649,073
    Telesp Celular Participacoes SA, pfd.      40,981,336        434,952              --           --    40,981,336        434,952

    Telesp Participacoes SA, ADR, pfd.            110,000    $ 2,516,250                                    110,000      2,516,250
    Telesp Participacoes SA, pfd.              40,981,336        970,457                               40,981,336          970,457
                                                            ------------                   ------------             ----------------
    Total Preferred Stocks
  (Cost $37,947,109)                                          30,887,617                    $ 1,435,875                 32,323,492
                                                             ------------                  ------------           ----------------




                                       PRINCIPAL                  PRINCIPAL                  PRINCIPAL
                                       AMOUNT*                    AMOUNT*                    AMOUNT*
                                       ---------                  ---------                  ---------

Bonds 12.8%
Australian Government, 10.00%,
 10/15/07                            4,184,000 AUD   3,435,239                               4,184,000AUD  3,435,239
Buoni Poliennali del Tesoro, 10.50%,
 7/15/00                                       --           --     581,013EUR      643,626     581,013EUR    643,626
Essar Steel Ltd., Reg S, FRN, 7.635%,
 7/20/99                               445,000         300,375                                 445,000       300,375
Fannie Mae, 5.25%, 1/15/09                    --             --    495,000         452,862     495,000       452,862
    Federal Republic of Germany,
 Series 118, 5.25%, 2/21/01           710,696EUR      756,986      613,550EUR      653,513    1,324,246EUR  1,410,499
Government of Australia, 10.00%,
 10/15/07                                    --             --     988,000AUD      811,189      988,000AUD    811,189
Government of Canada:
    7.00%, 12/01/06                1,140,000CAD      849,528       470,000CAD      350,244    1,610,000CAD  1,199,772
    6.00%, 6/01/08                 2,812,000CAD    1,990,881              --            --    2,812,000CAD  1,990,881
Government of France, 6.50%,
 10/25/06                          6,309,000EUR    7,410,489              --           --     6,309,000EUR  7,410,489
    Government of Italy:
    cvt., 5.00%, 6/28/01             640,000       1,056,000          640,000   1,056,000
    7.75%, 11/01/06                5,685,153EUR    7,037,113         723,038EUR   894,981     6,408,191EUR  7,932,094
Government of Netherlands, 5.75%,
 2/15/07                           3,484,000EUR     3,895,383              --           --     3,484,000EUR  3,895,383
Government of New Zealand, 7.00%,
 7/15/09                              3,614,000NZD   1,983,362         540,000NZD   296,352     4,154,000NZD  2,279,714
Government of Spain, 7.35%, 3/31/07   3,201,000EUR   3,891,078           --   --  3,201,000EUR                3,891,078
Hypothekenbank In Essen AG, Seriese
5.25%, 1/22/08                        4,834,265EUR   5,145,847       1,242,439EUR     1,322,518 6,076,704EUR  6,468,365
Kingdom of Belgium, 6.25%, 3/28/07    3,968,208EUR   4,539,070         677,989EUR     775,524  4,646,197EUR   5,314,594
Kingdom of Denmark, 7.00%, 11/15/07  17,701,000DKK   2,838,633       2,867,000DKK     459,768                 20,568,000DKK3,298,401
Kingdom of Sweden, 6.00%, 2/09/05    22,400,000SEK   2,802,898       5,500,000 SEK    688,212 27,900,000SEK    3,491,110
Protexa Construcciones SA de CV,
 144A, 12.125%, 7/24/02                        --           --        100,000          80,500      100,000        80,500
    PT Indah Kiat Finance Mauritius Ltd.,
 10.00%, 7/01/07                                       --             --        300,000         204,000      300,000       204,000
    Republic of Argentina:
    10.95%, 11/01/99                            1,025,000      1,035,250                                   1,025,000     1,035,250
    Reg S, 11.75%, 2/12/07                             --                            --         100,000          ARS        80,383
100,000                        ARS                 80,383
    Republic of Ecuador:
    Reg S, 11.25%, 4/25/02                             --             --        450,000         280,125      450,000       280,125
    144A, 11.25%, 4/25/02                              --             --        275,000         171,188      275,000       171,188
    Republic of Panama, 8.875%, 9/30/27                          960,000        796,800              --           --       960,000
796,800
    Republic of Peru, FRN, 4.50%, 3/07/17                      1,560,000        962,333              --           --     1,560,000
962,333
    Republic of Turkey, 12.375%, 6/15/09                       1,130,000      1,121,525          35,000       34,738     1,165,000
1,156,263
    Republic of Venezuela:
    144A, 9.125%, 6/18/07                       1,540,000      1,170,400        100,000          76,000    1,640,000     1,246,400
    Reg S, 9.125%, 6/18/07                             --             --        600,000         456,000      600,000       456,000
    SEI Holdings IX Inc., 144A, 11.00%,
 11/30/00                                              --             --        170,000         176,800      170,000       176,800
    Treuhandanstalt, 7.50%, 9/09/04                              511,292            EUR         610,682
511,292                                           610,682
    U.S. Treasury Notes:
    8.50%, 2/15/00                                     --             --        880,000         898,150      880,000       898,150
    6.25%, 8/31/00                                     --             --      1,010,000       1,019,469    1,010,000     1,019,469
    4.50%, 1/31/01                              5,890,000      5,803,494      2,000,000       1,970,626    7,890,000     7,774,120
    7.25%, 8/15/04                                                              576,000         612,000      576,000       612,000
    5.25%, 11/15/28                             5,000,000      4,426,565      2,000,000       1,770,626    7,000,000     6,197,191
    United Kingdom:
    6.50%, 12/07/03                                    --                           $--         880,000          GBP   $ 1,476,284
880,000                        GBP            $ 1,476,284
    7.50%, 12/07/06                             3,685,000            GBP      6,549,033         280,000          GBP       497,620
3,965,000                      GBP              7,046,653
    United Mexican States:
    9.75%, 2/06/01                              2,895,000      3,017,314        620,000         646,195    3,515,000     3,663,509
    11.375%, 9/15/16                                   --             --        430,000         462,465      430,000       462,465
    6.25%, 12/31/19                             5,050,000      3,743,313                                   5,050,000     3,743,313
    11.50%, 5/15/26                                    --             --        220,000         245,843      220,000       245,843
                                                            ------------                   ------------             ----------------
    Total Bonds (Cost $118,784,832)                                          76,113,591                   19,563,801
95,677,392
                                                            ------------                   ------------             ----------------
    Short Term Investments 6.6%
    Chase Securities Inc., 5.00%, 6/30/99,
 Time Deposit                                  19,226,000     19,226,000                                  19,226,000    19,226,000
    Fannie Mae, 4.85%, 7/19/99                 10,000,000      9,975,950                                  10,000,000     9,975,950
    Sallie Mae, 4.85%, 7/19/99                 10,000,000     10,000,000                                  10,000,000    10,000,000
    U.S. Treasury Bills, 4.48% to 4.72% with
 maturities to 10/21/99                        10,195,000     10,114,323                                  10,195,000    10,114,323
                                                            ------------                   ------------             ----------------
    Total Short Term Investments
 (Cost $30,085,569)                                           49,316,273                             --                 49,316,273
                                                            ------------                   ------------             ----------------
    Total Investments before Repurchase
 Agreements (Cost $652,674,419)                              667,469,984                     65,960,511                733,430,495
                                                            ------------                   ------------             ----------------
gRepurchase Agreements .6%
    CIBC Oppenheimer Corp., 4.80%, 7/01/99
 (Maturity Value $2,100,280)
    Collateralized by U.S. Treasury Notes
 and Bonds                                             --             --      2,100,000       2,100,000    2,100,000     2,100,000
    Deutsche Bank AG, 4.75%, 7/01/99
 (Maturity Value $2,120,280)
    Collateralized by U.S. Treasury Notes
 and Bonds                                             --             --      2,120,000       2,120,000    2,120,000     2,120,000
                                                            ------------                   ------------             ----------------
    Total Repurchase Agreements
 (Cost $4,220,000)                                                    --                      4,220,000                  4,220,000
                                                            ------------                   ------------             ----------------
    Total Investments
 (Cost $656,894,419) 98.8%                                   667,469,984                     70,180,511                737,650,495
    Net Equity in Forward Contracts                                              21,151                        5,130
26,281
    Other Assets, Less Liabilities 1.2%                                       8,890,544                      410,604
9,301,148
                                                            ------------                   ------------             ----------------
    Total Net Assets 100.0%                                 $676,381,679                    $70,596,245               $746,977,924
                                                           ------                      ------
--------


Currency Abbreviations:
ARS - Argentine Peso
AUD - Australian Dollar
AD  - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pound
NZD - New Zealand Dollar
SEK - Swedish Krone
*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.>>






                                    PART C

ITEM  15.  INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM  16.  EXHIBITS

      1.   ARTICLES OF INCORPORATION.

          (i) Agreement and Declaration of Trust, dated April 20, 1988, incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

          (ii) Certificate of Amendment of Agreement and Declaration of Trust, dated October 21, 1988, incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

          (iii) Certificate of Amendment of Agreement and Declaration of Trust, dated October 16, 1998, incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

      2.   BYLAWS.

          (i) Bylaws of Registrant, dated April 20, 1988, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No.  33-23493
                Filing Date:  August 19, 1995

          (ii) Certificate of Amendment to Bylaws, dated May 16, 1995, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

      3.   VOTING TRUST AGREEMENTS.

           Not Applicable

      4.   AGREEMENT OF ACQUISITION OR REORGANIZATION.

     (i) Form of Agreement and Plan of Reorganization by and between the Templeton Variable Products Series Fund and the Registrant, filed herewith as Exhibit 1 to the Combined Proxy Statement/Prospectus included as Part A of this Registration Statement.

      5.   INSTRUMENTS DEFINE RIGHTS OF SECURITY HOLDERS

           Not Applicable

      6.   INVESTMENTS ADVISORY CONTRACTS.

           (i) Management Agreement, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  August 19, 1995

          (ii) Addendum to Investment Management Agreement, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

         (iii) Management Agreement with respect to Templeton International Equity Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

         (iv) Subadvisory Agreement with respect to Templeton International Equity Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

         (v) Form of proposed Management Agreement with respect to Templeton International Equity Fund, filed herewith as Exhibit 5 to the Combined Proxy Statement/Prospectus included as Part A of this Registration Statement

        (vi) Investment Management Agreement with respect to Templeton Global Growth Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

       (vii) Subadvisory Agreement with respect to Global Income Securities Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

      (viii) Investment Management Agreement with respect to Templeton Global Asset Allocation Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  August 19, 1995

        (ix) Subadvisory Agreement with respect to Templeton Global Asset Allocation Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

         (x) Form of proposed Management Agreement with respect to Templeton Global Asset Allocation Fund, filed herewith as Exhibit 3 to the Combined Proxy Statement/Prospectus included as Part A of this Registration Statement

        (xi) Management Agreement with respect to Franklin Small Cap Fund, incorporated by reference to Post-Effective No. 20 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 30, 1996

       (xii) Investment Management Agreement with respect to Templeton Developing Markets Equity Fund, incorporated by reference to Post-Effective No. 17 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  October 27, 1995

      (xiii) Form of proposed Management Agreement with respect to Templeton Developing Markets Equity Fund, filed herewith as Exhibit 4 to the Combined Proxy Statement/Prospectus included as Part A of this Registration Statement

       (xiv) Amendment to Investment Management Agreement with respect to Templeton Developing Markets Equity Fund, incorporated by reference to Post-Effective No. 23 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  February 12, 1998

        (xv) Addendum to Investment Management Agreement with respect to Templeton Developing Markets Equity Fund, incorporated by reference to Post-Effective No. 24 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  April 30, 1998

       (xvi) Management Agreement with respect to Capital Growth Fund, incorporated by reference to Post-Effective No. 18 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  February 14, 1996

      (xvii) Amendment to Management Agreement with respect to Capital Growth Fund, incorporated by reference to Post-Effective No. 20 to Registration Statement on Form N-1A
                File No. 33-23493,
                Filing Date:  August 30, 1996

     (xviii) Management Agreement with respect to Mutual Shares Securities Fund, incorporated by reference to Post-Effective No. 22 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  February 28, 1997

       (xix) Form of Investment Management Agreement with respect to Franklin S&P Index Fund, filed herewith.

        (xx) Form of Investment Management Agreement with respect to Franklin Strategic Income Securities Fund, filed herewith.

      7.   UNDERWRITING CONTRACTS.

         (i)    Distribution Agreement between the Registrant and
                Franklin/Templeton Distributors, Inc., dated September 24, 1998, incorporated by reference to Post-Effective No. 26 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

      8.   BONUS OR PROFIT SHARING CONTRACTS.

           Not Applicable

      9.   CUSTODIAN AGREEMENTS.

          (i) Foreign Exchange Netting Agreement with respect to the International Equity Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  August 19, 1995

         (ii) Custody Agreement with respect to the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, incorporated by reference to Post-Effective No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995

        (iii) Master Custody Agreement, incorporated by reference to Post-Effective No. 19 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  April 24, 1996

         (iv) Terminal Link Agreement, incorporated by reference to Post-Effective No. 19 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  April 24, 1996

          (v) Amendment to Global Custody Agreement, incorporated by reference to Post-Effective No. 23 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  April 29, 1997

         (vi) Amendment to Master Custody, incorporated by reference to Post-Effective No. 23 to Registration Statement on Form N-1A File No. 33-23493
                Filing Date:  April 29, 1997

        (vii) Letter Agreement, incorporated by reference to Post-Effective No. 19 to
                Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  April 24, 1996

       (viii) Custody Agreement with respect to Mutual Shares Securities Fund, incorporated by reference to Post-Effective No. 23 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  April 29, 1997


      10.  RULE 12b-1 PLAN.

          (i) Class 2 Plan of Distribution pursuant to Rule 12b-1, incorporated by reference to Post-Effective No. 26 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998


         (ii) Multiple Class Plan pursuant to Rule 18f-3 for all series of the Registrant, incorporated by reference to Post-Effective No. 26 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  November 30, 1998

      11.  LEGAL OPINION.

           (i)  Legal Opinion, Securities Act of 1933, dated February 5, 1999
                Filing: Post-Effective No. 27 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date:  February 25, 1999

      12.  OPINION REGARDING TAX MATTERS.

           (i) Form of Opinion of Jorden Burt Boros Cicchetti Berenson & Johnson LLP regarding tax matters and consequences.

      13.  OTHER MATERIAL CONTRACTS.

           Not Applicable

      14.  OTHER OPINIONS.

           (i)  Consent of Independent Auditors with respect to Registrant.
           (ii) Consent of Independent Auditors with respect to Templeton Variable Products Series Trust.

      15.  OMITTED FINANCIAL STATEMENTS.

           Not Applicable

      16.  POWER OF ATTORNEY.

           (i)

      17.  OTHER EXHIBITS

           (i)  Forms of Voting Instruction Cards.
           (ii) Forms of Proxy Cards for Participating Insurance Companies


ITEM  17.  UNDERTAKINGS

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 of the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo, and the State of California, on the 2nd day of November, 1999.


                                  FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST


                                  By  /S/ CHARLES E. JOHNSON*
                                       Charles E. Johnson, Principal Executive
                                       Officer and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities on the dates indicated.

CHARLES E. JOHNSON*                 Principal Executive Officer and Trustee
Charles E. Johnson                  Dated:  November 2, 1999

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                  Dated:  November 2, 1999

DIOMEDES LOO-TAM*                   Principal Accounting Officer
Diomedes Loo-Tam                    Dated:  November 2, 1999

FRANK H. ABBOTT III*                Trustee
Frank H. Abbott III                 Dated:  November 2, 1999

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated:  November 2, 1999

EDWARD J. BONACH                    Trustee
Edward J. Bonach                    Dated:  November 2, 1999

S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated:  November 2, 1999

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated:  November 2, 1999

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated:  November 2, 1999

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated:  November 2, 1999

FRANK W. T. LAHAYE*                 Trustee
Frank W. T. LaHaye                  Dated:  November 2, 1999

GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                   Dated:  November 2, 1999

* By /s/ KAREN L. SKIDMORE, ATTORNEY-IN-FACT
(Pursuant to Power of Attorney attached)




              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                           N-14 REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO DESCRIPTION                                                LOCATION

EX-16.4(i)   Form of Agreement and Plan of Reorganization                     *

EX-16.6(v)   Form of proposed Management Agreement with respect to
             Templeton International Equity Fund.                             *

EX-16.6(x)   Form of Investment Management Agreement with respect
             Templeton Global Asset Allocation Fund                           *

EX-16.6(xiii)Form of proposed Investment Management Agreement with
             respect to Templeton Developing Markets Equity Fund              *


EX-16.6(xix) Form of Investment Management Agreement with respect to
             Franklin S&P 500 Index Fund                               Attached

EX-16.6(xx)  Form of Investment Management Agreement with respect to
             Franklin Strategic Income Securities Fund                 Attached

EX-16.12(i)  Opinion of Jorden Burt Boros Cicchetti Berenson & Johnson LLP
             regarding tax matters and consequences.                         **

EX-16.14 (i) Consent of Independent Auditors with respect to
             Registrant                                                Attached

EX-16.14(ii) Consent of Independent Auditors with respect to Templeton
             Variable Products Series Trust.                           Attached

EX-16.17 (i) Forms of Voting Instruction Cards.                        Attached

EX-16.17(ii) Forms of Proxy Cards for Participating Insurance
             Companies                                                 Attached

*Included as an exhibit to the Combined Proxy/Prospectus included as Part A of this Registration Statement
**To be filed by amendment